    As filed with the Securities and Exchange Commission on October 30, 2000
                                                      1933 Act File No. 33-97572
                                                      1940 Act File No. 811-9100



                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                             FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [x]

         Pre-Effective Amendment No. __                                    [ ]

         Post-Effective Amendment No.20                                    [x]

                            and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [x]


        Amendment No. 21                                                   [x]

                (Check appropriate box or boxes.)

                         DRESDNER RCM GLOBAL FUNDS, INC.
     ----------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


             Four Embarcadero Center San Francisco, California 94111
     ----------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (415) 954-5400
     ----------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                            Anthony Ain, President
                         DRESDNER RCM GLOBAL FUNDS, INC.
                             Four Embarcadero Center
                         San Francisco, California 94111
                                  (800) 726-7240

                     (Name and Address of Agent for Service)

           Shares of Capital Stock Offered: Par Value $.0001 per share

                                   Copies to:

       Robert J. Goldstein                         Michael Glazer
    Associate General Counsel            Paul, Hastings, Janofsky & Walker LLP
Dresdner RCM Global Investors LLC               555 South Flower Street
     Four Embarcadero Center                 Los Angeles, California 90071
 San Francisco, California 94111

     It is proposed that this filing will become effective:

     [   ]       Immediately upon filing pursuant to paragraph (b)
     [   ]       On _________________ pursuant to paragraph (b)
     [   ]       60 days after filing pursuant to paragraph (a)(1)
     [   ]       On _________________ pursuant to paragraph (a)(1)
     [ X ]       75 days after filing pursuant to paragraph (a)(2)
     [   ]       On _________________ pursuant to paragraph (a)(2) of rule 485

                         DRESDNER RCM GLOBAL FUNDS, INC.
                              CROSS REFERENCE SHEET
               BETWEEN ITEMS OF PART A AND B OF FORM N-1A AND THE
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION


    ITEM NUMBER OF PART A OF FORM N-1A                                 INFORMATION REQUIRED IN A PROSPECTUS
    1.  Front and Back Cover Pages                                     Front and Back Cover Pages

    2.  Risk/Return Summary: Investments, Risks, and Performance       Risk/Return Summary

    3.  Risk/Return Summary: Fee Table                                 Fees and Expenses

    4.  Investment Objectives, Principal Investment Strategies,        Investment Strategies and Policies; Other
        and Related Risks                                              Investment Practices; Investment Risks

    5.  Management's Discussion of Fund                                *
        Performance

    6.  Management, Organization, and Capital Structure                Organization and Management

    7.  Shareholder Information                                        Stockholder Information

    8.  Distribution Arrangements                                      Organization and Management:; The Distributor

    9.  Financial Highlights Information                               Financial Highlights

    *Not applicable.

                         DRESDNER RCM GLOBAL FUNDS, INC.
                              CROSS REFERENCE SHEET
               BETWEEN ITEMS OF PART A AND B OF FORM N-1A AND THE
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                           (CONTINUED)

         ITEM NUMBER OF PART B OF FORM N-1A                            CAPTIONS IN PROSPECTUS AND STATEMENT
                                                                       OF ADDITIONAL INFORMATION

            10.   Cover Page and Table of Contents                     Cover Page and Table of Contents

            11.   Fund History                                         General Information

            12.   Description of the Fund and Its Investments          Investment Strategies and Policies; Risk
                  and Risks                                            Considerations; Investment Restrictions

            13.   Management of the Fund                               The Investment Manager

            14.   Control Persons and Principal Holders of             Directors and Officers; Description of Capital
                  Securities                                           Shares

            15.   Investment Advisory and Other Services               The Investment Manager; The Distributor; Additional
                                                                       Information
            16.   Brokerage Allocation and Other Practices             Execution of Portfolio Transactions

            17.   Capital Stock and Other Securities                   Description of Capital Shares

            18.   Purchase, Redemption and Pricing of                  Purchase and Redemption of Shares
                  Shares

            19.   Taxation of the Fund                                 Dividends, Distributions and Tax Status

            20.   Underwriters                                         The Distributor

            21.   Calculation of Performance Data                      Investment Results

            22.   Financial Statements                                 Financial Statements

                        DRESDNER RCM GLOBAL FUNDS, INC.
                       SUPPLEMENT DATED OCTOBER 30, 2000
                      TO THE PROSPECTUS DATED MAY 1, 2000



THE FOLLOWING INFORMATION REPLACES ALL SIMILAR REFERENCES THROUGHOUT THE
PROSPECTUS:



Upon approval of the reorganizations by shareholders and satisfaction of normal closing conditions, the Dresdner RCM Europe Fund will be reorganized from a series of the Dresdner RCM Investment Funds Inc. (the "Investment Company") to a series of the Dresdner RCM Global Funds, Inc. (the "Global Company") and the Dresdner RCM International Growth Equity Fund will be reorganized from a series of the Dresdner RCM Capital Funds, Inc. (the "Capital Company") to a series of the Global Company. As a result of the reorganizations, the Investment Company and the Capital Company will be dissolved as Maryland corporations.



After the reorganizations, the Global Company will offer, pursuant to a separate prospectus, the following funds: Dresdner RCM MidCap Fund and Dresdner RCM Small Cap Fund. For a copy of the prospectus, please call the Global Company at 800-726-7240.



THE FOLLOWING INFORMATION FOR THE LARGE CAP GROWTH FUND REPLACES THE SIMILAR INFORMATION FOUND UNDER THE SECTION ENTITLED "FEES AND EXPENSES" AT PAGE 3 OF THE PROSPECTUS.



ANNUAL FUND OPERATING EXPENSES (fees paid from Fund assets)



                                               Class I                             Class N
                                              --------                            --------
Management Fees                                 0.70%                                0.70%
Rule 12b-1 fee                                  none                                 0.25%
Other Expenses                                  1.75%                               59.09%
Total annual fund Operating expenses            2.45%                               60.04%
Less: Fees waived and reimbursed               -1.70%                              -59.04%
Net operating expenses(1)                       0.75%                                1.00%



(1) The Investment Manager has contractually agreed until at least December 31, 2005, to pay each quarter the amount, if any, by which the ordinary operating expenses for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of 0.75% for Class I and 1.00% for Class N. The Fund may reimburse the Investment Manager in the future.



EXAMPLE



                            One                Three                Five                Ten
                            Year               Years               Years               Years
Class I*                    $ 77                $240                $417               $2,024
Class N*                    $102                $318                $552               $9,995



* Assuming the Investment Manager continues to reimburse the ordinary operating expenses which exceed the annualized rate of 0.75% for Class I and 1.00% for Class N, your expenses for the periods indicated would be $77, $240, $417 and $930 for Class I and $102, $318, $552 and $1,225 for Class N. However, there is no assurance that the Investment Manager will continue such reimbursement policy.


THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "DO THE FUNDS HEDGE THEIR INVESTMENTS?" AT PAGE 25 OF THE PROSPECTUS:


After the reorganization, the Europe Fund may utilize futures contracts (and related options) to hedge against currency exchange rate fluctuations, changes in interest rates or general fluctuations in the value of its portfolio securities.


THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE SUBHEADING "GLOBAL HEALTH CARE FUND AND BIOTECHNOLOGY FUND" AT PAGES 32 AND 33 OF THE PROSPECTUS.

Faraz Naqvi, M.D. and Michael Dauchot, M.D. are primarily responsible for the day to day management of the Global Health Care Fund. Dr. Naqvi and Camilo Martinez, M.D., Ph.D., are primarily responsible for the day to day management of the Biotechnology Fund. Dr. Martinez is a research analyst of the Investment Manager, with which he has been associated since 1999. Prior to joining the Investment Manager, he practiced Internal Medicine at Northeast Valley Health in 1999 and at Century Group Medicine in 1998, both in southern California. From 1995-1998 Dr. Martinez was a resident at the University of California at Los Angeles Department of Medicine. He is also a Board Certified physician in Internal Medicine.


THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND UNDER THE SUBHEADING "INTERNATIONAL GROWTH EQUITY FUND AND EMERGING MARKETS FUND" AT PAGES 33 AND 34 OF THE PROSPECTUS.



The International Equity Team at Dresdner RCM is primarily responsible for the day to day management of the International Fund. This team manages the International Fund on a team basis, and no individual is separately responsible for the management of the International Fund. Ana Wiechers-Marshall and Luis Laboy, CFA are primarily responsible for the day-to-day management of the Emerging Markets Fund. Mr. Laboy is a Manager of the Investment Manager, with which he has been associated since 1997. From 1995 to 1997, he worked at Dresdner Bank Mexico where he served as assistant equity research analyst.


THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "THE DISTRIBUTOR" AT PAGE 38 OF THE PROSPECTUS.


After the reorganizations, the International Fund and the Europe Fund will be covered under the Global Company's Distribution and Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act.


THE FOLLOWING INFORMATION WITH RESPECT TO THE FUNDS, WHICH IS UNAUDITED, SUPPLEMENTS THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "FINANCIAL HIGHLIGHTS" ON PAGES 49 THROUGH 54 OF THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND RELATED NOTES WHICH ARE INCLUDED IN THE FUNDS' 2000 SEMI-ANNUAL REPORT TO STOCKHOLDERS. COPIES OF THE SEMI-ANNUAL REPORT ARE AVAILABLE, UPON REQUEST, BY EITHER CALLING DRESDNER RCM GLOBAL FUNDS AT (800) 726-7240 OR MAILING A REQUEST TO FOUR EMBARCADERO CENTER, SAN FRANCISCO, CALIFORNIA 94111.

 Dresdner RCM Global Funds
 Financial Highlights
For a share outstanding throughout each fiscal year or period ended:

                                                                          LARGE CAP GROWTH FUND               BIOTECHNOLOGY FUND
                                                                  --------------------------------------      ------------------
                                                                      CLASS I               CLASS N                CLASS N
                                                                  ----------------      ----------------      ------------------
                                                                    (UNAUDITED)           (UNAUDITED)            (UNAUDITED)
                                                                  SIX MONTHS ENDED      SIX MONTHS ENDED       SIX MONTHS ENDED
                                                                   JUNE 30, 2000         JUNE 30, 2000          JUNE 30, 2000
                                                                  ----------------      ----------------      ------------------
PER SHARE OPERATING PERFORMANCE: (1)
  Net asset value, beginning of period                                $ 19.07                $19.00                $  20.02
                                                                      -------                ------                --------
  Income from investment operations:
    Net investment income (loss)                                        (0.03)                (0.05)                  (0.15)
    Net realized and unrealized gain on investments                      0.74                  0.72                   14.90
                                                                      -------                ------                --------
  Total from investment operations                                       0.71                  0.67                   14.75
  Less distributions:
    From net investment income                                             --                    --                      --
    From net realized gain on investments                                  --                    --                      --
                                                                      -------                ------                --------
      Total distributions                                                  --                    --                      --
                                                                      -------                ------                --------
NET ASSET VALUE, END OF PERIOD                                        $ 19.78                $19.67                $  34.77
                                                                      -------                ------                --------
                                                                      -------                ------                --------
TOTAL RETURN (2)                                                         3.72%                 3.47%                  73.68%
                                                                      -------                ------                --------
                                                                      -------                ------                --------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                  $23,265                $6,427                $465,683
                                                                      -------                ------                --------
                                                                      -------                ------                --------
Ratio of expenses to average net assets:
  With waiver and reimbursement (4)                                      0.95%                 1.20%                   1.50%
                                                                      -------                ------                --------
                                                                      -------                ------                --------
  Without waiver and reimbursement (4)                                   1.82%                 2.88%                   1.50%
                                                                      -------                ------                --------
                                                                      -------                ------                --------
Ratio of net investment income (loss) to average net assets:
  With waiver and reimbursement (4)                                     (0.28)%               (0.57)%                 (0.98)%
                                                                      -------                ------                --------
                                                                      -------                ------                --------
  Without waiver and reimbursement (4)                                  (1.15)%               (2.25)%                 (0.98)%
                                                                      -------                ------                --------
                                                                      -------                ------                --------
Portfolio turnover                                                      20.08%                20.08%                 303.77%
                                                                      -------                ------                --------
                                                                      -------                ------                --------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

 Dresdner RCM Global Funds
 Financial Highlights

For a share outstanding throughout each fiscal year or period ended:

                                                      TAX MANAGED GROWTH FUND                      GLOBAL SMALL CAP FUND
                                               --------------------------------------      --------------------------------------
                                                   CLASS I               CLASS N               CLASS I               CLASS N
                                               ----------------      ----------------      ----------------      ----------------
                                                 (UNAUDITED)           (UNAUDITED)           (UNAUDITED)           (UNAUDITED)
                                               SIX MONTHS ENDED      SIX MONTHS ENDED      SIX MONTHS ENDED      SIX MONTHS ENDED
                                                JUNE 30, 2000         JUNE 30, 2000         JUNE 30, 2000         JUNE 30, 2000
                                               ----------------      ----------------      ----------------      ----------------
PER SHARE OPERATING PERFORMANCE: (1)
  Net asset value, beginning of period             $ 14.99                $14.95               $ 23.38               $ 23.31
                                                   -------                ------               -------               -------
  Income from investment operations:
    Net investment loss                              (0.06)                (0.08)                (0.09)                (0.11)
    Net realized and unrealized gain on
      investments                                     0.63(16)              0.64(16)              3.65                  3.70
                                                   -------                ------               -------               -------
  Total from investment operations                    0.57                  0.56                  3.56                  3.59
  Less distributions:
    From net realized gain on investments               --                    --                    --                    --
    In excess of net realized gain on
      investments                                       --                    --                    --                    --
                                                   -------                ------               -------               -------
      Total distributions                               --                    --                    --                    --
                                                   -------                ------               -------               -------
NET ASSET VALUE, END OF PERIOD                     $ 15.56                $15.51               $ 26.94               $ 26.90
                                                   -------                ------               -------               -------
                                                   -------                ------               -------               -------
TOTAL RETURN (2)                                      3.80%                 3.75%                15.18%                15.32%
                                                   -------                ------               -------               -------
                                                   -------                ------               -------               -------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)               $29,972                $3,806               $29,486               $17,448
                                                   -------                ------               -------               -------
                                                   -------                ------               -------               -------
Ratio of expenses to average net assets:
  With waiver and reimbursement (4)                   1.25%                 1.50%                 1.50%                 1.75%
                                                   -------                ------               -------               -------
                                                   -------                ------               -------               -------
  Without waiver and reimbursement (4)                1.99%                 4.73%                 1.72%                 2.21%
                                                   -------                ------               -------               -------
                                                   -------                ------               -------               -------
Ratio of net investment income to average
  net assets:
  With waiver and reimbursement (4)                  (0.77)%               (1.00)%               (0.72)%               (0.83)%
                                                   -------                ------               -------               -------
                                                   -------                ------               -------               -------
  Without waiver and reimbursement (4)               (1.51)%               (4.23)%               (0.94)%               (1.29)%
                                                   -------                ------               -------               -------
                                                   -------                ------               -------               -------
Portfolio turnover                                   32.85%                32.85%               102.60%               102.60%
                                                   -------                ------               -------               -------
                                                   -------                ------               -------               -------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

 Dresdner RCM Global Funds
 Financial Highlights

For a share outstanding throughout each fiscal year or period ended:

                                                                      GLOBAL TECHNOLOGY FUND              GLOBAL HEALTH CARE FUND
                                                              --------------------------------------      -----------------------
                                                                  CLASS I               CLASS N                   CLASS N
                                                              ----------------      ----------------      -----------------------
                                                                (UNAUDITED)           (UNAUDITED)               (UNAUDITED)
                                                              SIX MONTHS ENDED      SIX MONTHS ENDED         SIX MONTHS ENDED
                                                               JUNE 30, 2000         JUNE 30, 2000             JUNE 30, 2000
                                                              ----------------      ----------------      -----------------------
PER SHARE OPERATING PERFORMANCE: (1)
  Net asset value, beginning of period                            $  59.21              $  59.13                  $ 14.25
                                                                  --------              --------                  -------
  Income from investment operations:
    Net investment loss                                              (0.26)                (0.27)                   (0.07)
    Net realized and unrealized gain (loss) on
      investments                                                    10.87                 10.80                     7.83
                                                                  --------              --------                  -------
  Total from investment operations                                   10.61                 10.53                     7.76
  Less distributions:
    From net realized gain on investments                               --                    --                       --
                                                                  --------              --------                  -------
      Total distributions                                               --                    --                       --
                                                                  --------              --------                  -------
NET ASSET VALUE, END OF PERIOD                                    $  69.82              $  69.66                  $ 22.01
                                                                  --------              --------                  -------
                                                                  --------              --------                  -------
TOTAL RETURN (2)                                                     17.92%                17.81%                   54.39%
                                                                  --------              --------                  -------
                                                                  --------              --------                  -------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                              $379,724              $383,142                  $65,555
                                                                  --------              --------                  -------
                                                                  --------              --------                  -------
Ratio of expenses to average net assets:
  With waiver and reimbursement (4)                                   1.32%                 1.39%                    1.50%
                                                                  --------              --------                  -------
                                                                  --------              --------                  -------
  Without waiver and reimbursement (4)                                1.32%                 1.39%                    2.04%
                                                                  --------              --------                  -------
                                                                  --------              --------                  -------
Ratio of net investment income (loss) to average net
  assets:
  With waiver and reimbursement (4)                                  (0.75)%               (0.79)%                  (0.77)%
                                                                  --------              --------                  -------
                                                                  --------              --------                  -------
  Without waiver and reimbursement (4)                               (0.75)%               (0.79)%                  (1.31)%
                                                                  --------              --------                  -------
                                                                  --------              --------                  -------
Portfolio turnover                                                  130.26%               130.26%                  279.14%
                                                                  --------              --------                  -------
                                                                  --------              --------                  -------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

 Dresdner RCM Global Funds
 Financial Highlights

For a share outstanding throughout each fiscal year or period ended:

                                                  INTERNATIONAL GROWTH EQUITY FUND                 EMERGING MARKETS FUND
                                               --------------------------------------      --------------------------------------
                                                   CLASS I               CLASS N               CLASS I               CLASS N
                                               ----------------      ----------------      ----------------      ----------------
                                                 (UNAUDITED)           (UNAUDITED)           (UNAUDITED)           (UNAUDITED)
                                               SIX MONTHS ENDED      SIX MONTHS ENDED      SIX MONTHS ENDED      SIX MONTHS ENDED
                                                JUNE 30, 2000         JUNE 30, 2000         JUNE 30, 2000         JUNE 30, 2000
                                               ----------------      ----------------      ----------------      ----------------
PER SHARE OPERATING PERFORMANCE: (1)
  Net asset value, beginning of period             $  22.34               $22.31                $16.87                $16.84
                                                   --------               ------                ------                ------
  Income from investment operations:
    Net investment income                              0.01                 0.01                  0.05                  0.03
    Net realized and unrealized gain
      (loss) on investments                           (2.98)               (3.00)                (0.63)                (0.63)
                                                   --------               ------                ------                ------
  Total from investment operations                    (2.97)               (2.99)                (0.58)                 0.60
  Less distributions:
    From net investment income                           --                   --                    --                    --
    In excess of net investment income                   --                   --
    From net realized gain on investments                --                   --                    --                    --
                                                   --------               ------                ------                ------
      Total distributions                                --                   --                    --                    --
                                                   --------               ------                ------                ------
NET ASSET VALUE, END OF PERIOD                     $  19.37               $19.32                $16.29                $16.24
                                                   --------               ------                ------                ------
                                                   --------               ------                ------                ------
TOTAL RETURN (2)                                     (13.29)%             (13.40)%               (3.62)%               (3.74)%
                                                   --------               ------                ------                ------
                                                   --------               ------                ------                ------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)               $319,619               $5,129                $6,778                $2,159
                                                   --------               ------                ------                ------
                                                   --------               ------                ------                ------
Ratio of expenses to average net assets:
  With waiver and reimbursement (4)                    1.00%                1.25%                 1.50%                 1.75%
                                                   --------               ------                ------                ------
                                                   --------               ------                ------                ------
  Without waiver and reimbursement (4)                 1.00%                2.50%                 4.46%                 6.10%
                                                   --------               ------                ------                ------
                                                   --------               ------                ------                ------
Ratio of net investment income (loss) to
  average net assets:
  With waiver and reimbursement (4)                    0.06%                0.06%                 0.52%                 0.40%
                                                   --------               ------                ------                ------
                                                   --------               ------                ------                ------
  Without waiver and reimbursement (4)                 0.06%               (1.19)%               (2.44)%               (3.95)%
                                                   --------               ------                ------                ------
                                                   --------               ------                ------                ------
Portfolio turnover                                    58.35%               58.35%                81.45%                81.45%
                                                   --------               ------                ------                ------
                                                   --------               ------                ------                ------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

 Dresdner RCM Global Funds
 Financial Highlights

For a share outstanding throughout each fiscal year or period ended:

                                                                                       EUROPE FUND
                                                                  -----------------------------------------------------
                                                                           CLASS I                      CLASS N
                                                                  -------------------------      ----------------------
                                                                         (UNAUDITED)                  (UNAUDITED)
                                                                         SIX MONTHS                    SIX MONTHS
                                                                  ENDED JUNE 30, 2000(1)(3)      ENDED JUNE 30, 2000(1)
                                                                  -------------------------      ----------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                                     $20.58                        $ 16.12
                                                                           ------                        -------
  Income from investment operations:
    Net investment income (loss)                                            (0.02)                         (0.09)
    Net realized and unrealized gain (loss) on investments                  (4.18)                          0.34(5)
                                                                           ------                        -------
  Total from investment operations                                          (4.20)                          0.25
  Less distributions:
    From net investment income                                                 --                             --
    In excess of net investment income                                         --                             --
    From net realized gain on investments                                      --                             --
                                                                           ------                        -------
      Total distributions                                                      --                             --
                                                                           ------                        -------
NET ASSET VALUE, END OF PERIOD                                             $16.38                        $ 16.37
                                                                           ------                        -------
                                                                           ------                        -------
TOTAL RETURN (2)                                                             1.61%                          1.55%
                                                                           ------                        -------
                                                                           ------                        -------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                       $1,092                        $80,852
                                                                           ------                        -------
                                                                           ------                        -------
Ratio of expenses to average net assets: (6)
  With waiver and reimbursement (4)                                          1.35%                          1.60%
                                                                           ------                        -------
                                                                           ------                        -------
  Without waiver and reimbursement (4)                                      10.25%                          2.07%
                                                                           ------                        -------
                                                                           ------                        -------
Ratio of net investment income (loss) to average net assets:
  With waiver and reimbursement (4)                                         (0.37)%                        (1.01)%
                                                                           ------                        -------
                                                                           ------                        -------
  Without waiver and reimbursement (4)                                      (9.27)%                        (1.48)%
                                                                           ------                        -------
                                                                           ------                        -------
Portfolio turnover                                                          86.62%                         86.62%
                                                                           ------                        -------
                                                                           ------                        -------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

 Dresdner RCM Global Funds
 Financial Highlights

For a share outstanding throughout each fiscal year or period ended:

                                                                    BALANCED FUND
                                                                  -----------------
                                                                       CLASS I
                                                                  -----------------
                                                                     (UNAUDITED)
                                                                  SIX MONTHS ENDED
                                                                    JUNE 30, 2000
                                                                  -----------------
PER SHARE OPERATING PERFORMANCE: (1)
  Net asset value, beginning of period                                 $ 10.65
                                                                       -------
  Income from investment operations:
    Net investment income                                                 0.09
    Net realized and unrealized gain on investments                       0.21
                                                                       -------
  Total from investment operations                                        0.30
  Less distributions:
    From net investment income                                           (0.03)
                                                                       -------
      Total distributions                                                (0.03)
                                                                       -------
NET ASSET VALUE, END OF PERIOD                                         $ 10.92
                                                                       -------
                                                                       -------
TOTAL RETURN (2)                                                          2.77%
                                                                       -------
                                                                       -------
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                   $17,429
                                                                       -------
                                                                       -------
Ratio of expenses to average net assets:
  With waiver and reimbursement (4)                                       0.90%
                                                                       -------
                                                                       -------
  Without waiver and reimbursement (4)                                    4.35%
                                                                       -------
                                                                       -------
Ratio of net investment income (loss) to average net assets:
  With waiver and reimbursement (4)                                       1.62%
                                                                       -------
                                                                       -------
  Without waiver and reimbursement (4)                                   (1.83)%
                                                                       -------
                                                                       -------
Portfolio turnover                                                      145.11%
                                                                       -------
                                                                       -------

------------------------------------
For Footnote References, see "Notes to Financial Highlights."

    The accompanying notes are an integral part of the financial statements.

 Dresdner RCM Global Funds
 Notes to Financial Highlights
 June 30, 2000 (Unaudited)
The following notes are being used as reference items in the Financial Highlights of the Funds.

(1)  Calculated using the average share method.

(2) Total return measures the change in value of an investment over the period indicated. For periods less than one year, the total return is not annualized.

(3)  Commencement of operations was March 3, 2000.

(4)  Annualized for periods of less than one year.


(5) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments reflected in the Fund's Statement of Operations. This is due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values.


(6) The operating expenses for the Dresdner RCM Europe Fund include certainnon-recurring legal expenses of 0.46% and 0.32% of average net assets for the years ended Decemebr 31, 1998 and 1999, respectively, for which the insurance carrier has agreed to reimburse the Fund 0.78% ($800,000) of average net assets for the year ended December 31, 1999.

    The accompanying notes are an integral part of the financial statements.

                        [LOGO] DRESDNER RCM GLOBAL FUNDS


                                 DOMESTIC FUNDS

                       DRESDNER RCM LARGE CAP GROWTH FUND
                      DRESDNER RCM TAX MANAGED GROWTH FUND
                         DRESDNER RCM BIOTECHNOLOGY FUND
                           DRESDNER RCM BALANCED FUND

                                  GLOBAL FUNDS

                       DRESDNER RCM GLOBAL SMALL CAP FUND
                       DRESDNER RCM GLOBAL TECHNOLOGY FUND
                      DRESDNER RCM GLOBAL HEALTH CARE FUND

                               INTERNATIONAL FUNDS

                  DRESDNER RCM INTERNATIONAL GROWTH EQUITY FUND
                       DRESDNER RCM EMERGING MARKETS FUND
                            DRESDNER RCM EUROPE FUND


     This prospectus contains essential information for anyone considering an investment in these Funds. Please read this document carefully and retain it for future reference.

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state or suggest otherwise.


                                   May 1, 2000

TABLE OF CONTENTS

RISK/RETURN SUMMARY AND FUND EXPENSES
This section summarizes the Funds' investments, risks,
past performance, and fees.
     DRESDNER RCM LARGE CAP GROWTH FUND                                     2
     DRESDNER RCM TAX MANAGED GROWTH FUND                                   4
     DRESDNER RCM BIOTECHNOLOGY FUND                                        6
     DRESDNER RCM BALANCED FUND                                             8
     DRESDNER RCM GLOBAL SMALL CAP FUND                                    10
     DRESDNER RCM GLOBAL TECHNOLOGY FUND                                   12
     DRESDNER RCM GLOBAL HEALTH CARE FUND                                  14
     DRESDNER RCM INTERNATIONAL GROWTH EQUITY FUND                         16
     DRESDNER RCM EMERGING MARKETS FUND                                    18
     DRESDNER RCM EUROPE FUND                                              20

INVESTMENT STRATEGIES, POLICIES AND RISKS
This section provides details about the Funds'
investment strategies, policies and risks.
     INVESTMENT STRATEGIES AND POLICIES                                    22
     OTHER INVESTMENT PRACTICES                                            24
     CHANGING THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES                27
     INVESTMENT RISKS                                                      27

ORGANIZATION AND MANAGEMENT
This section provides details about the people
and organizations who oversee the Funds.
     THE FUNDS AND THE INVESTMENT MANAGER                                  32
     THE PORTFOLIO MANAGERS                                                32
     THE INVESTMENT MANAGER'S COMPOSITE PERFORMANCE                        34
     MANAGEMENT FEES AND OTHER EXPENSES                                    36
     THE DISTRIBUTOR                                                       38

STOCKHOLDER INFORMATION
This section tells you how to buy, sell and exchange shares, how we value shares, and how we pay dividends and distributions.
     BUYING SHARES                                                         39
     SELLING SHARES                                                        41
     OTHER STOCKHOLDER SERVICES AND ACCOUNT POLICIES                       42
     DIVIDENDS, DISTRIBUTIONS AND TAXES                                    45

FINANCIAL HIGHLIGHTS
This section provides details on selected
financial highlights of the Funds.                                         47


                                                [LOGO] DRESDNER RCM GLOBAL FUNDS

DRESDNER RCM LARGE CAP GROWTH FUND


GOAL

     The Fund's goal is to seek long-term capital appreciation by investing in equity securities of U.S. companies with at least $3 billion in market capitalization.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund will normally invest at least 65% of its total assets in companies with large market capitalizations, which are companies with a total market capitalization of at least $3 billion at the time of purchase.

     The Investment Manager evaluates the fundamental value and prospects for growth of individual companies and focuses on companies that it expects will have higher than average rates of growth and strong potential for capital appreciation. The Standard & Poor's 500 Index is the Fund's performance benchmark. The Investment Manager bases its security selection on the relative investment merits of each company and industry throughout the United States and will not seek to duplicate the sector or stock allocations of the benchmark.

PRINCIPAL INVESTMENT RISKS

     Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

     The value of the Fund's investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

     The charts on the following page provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund since its inception. The chart below it compares the performance of the Fund over time to the Standard & Poor's 500 Index.

     Both charts assume reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS I SHARES

[GRAPH]

1997      1998      1999
31.99%    44.11%    44.84%

For the periods covered by this year-by-year total return chart, the Fund's highest quarterly return was 29.25% (for the fourth quarter ended 1998) and the lowest quarterly return was -9.11% (for the third quarter ended 1998).

AVERAGE ANNUAL TOTAL RETURNS (THROUGH DECEMBER 31, 1999)

                                                  FUND             ONE           SINCE
                                                INCEPTION         YEAR         INCEPTION
------------------------------------------------------------------------------------------
 LARGE CAP GROWTH FUND CLASS I (DRLCX)*         12/31/96         44.84%          40.18%
------------------------------------------------------------------------------------------
 LARGE CAP GROWTH FUND CLASS N (DLCNX)**        12/31/96         44.46%          40.06%
------------------------------------------------------------------------------------------
 S&P 500 Index                                        --         21.04%          27.56%
------------------------------------------------------------------------------------------

*Returns through December 31,1998 reflect Rule 12b-1 fees. On that date, all Fund shares were redesignated as Class I Shares, which do not pay Rule 12b-1 fees. Performance results for periods after December 31, 1998 do not reflect Rule 12b-1 fees.

**Class N shares were first issued on March 2, 1999, and pay Rule 12b-1 fees. Class N returns through December 31, 1998 are based on Class I returns and reflect Rule 12b-1 fees.

EXAMPLE

     Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming:

     - $10,000 investment in the Fund
     - 5% annual return
     - redemption at the end of each period
     - no changes in the Fund's operating expenses

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   ONE             THREE            FIVE             TEN
                                  YEAR             YEARS            YEARS           YEARS
------------------------------------------------------------------------------------------
 CLASS I+                         $ 97            $  620           $1,170          $2,672
------------------------------------------------------------------------------------------
 CLASS N+                         $122            $6,670           $7,994          $8,323
------------------------------------------------------------------------------------------

+ Assuming the Investment Manager continues to reimburse the ordinary operating expenses which exceed the annualized rate of 0.95% for Class I and 1.20% for Class N, your expenses for the periods indicated would be $97, $303, $525, and $1,166 for Class I and $122, $381, $660, and $1,455 for Class N. However, there is no guarantee that the Investment Manager will continue such reimbursement policy.

--------------------------------------------------------------------------------
FEES AND EXPENSES

     As an investor in the Fund, you will pay the following fees and expenses.

SHAREHOLDER FEES

(fees paid directly from your investment)                  NONE

ANNUAL FUND OPERATING EXPENSES
(fees paid from Fund assets)

                         CLASS      CLASS
                           I          N
--------------------------------------------
 MANAGEMENT FEES         0.70%      0.70%
--------------------------------------------
 RULE 12b-1 FEE          NONE       0.25%
--------------------------------------------
 OTHER EXPENSES          1.75%     59.09%
--------------------------------------------
 TOTAL ANNUAL FUND
 OPERATING EXPENSES      2.45%     60.04%
--------------------------------------------
 LESS: FEES WAIVED
 AND REIMBURSED(1)      -1.50%    -58.84%
--------------------------------------------
 NET OPERATING
 EXPENSES(1)             0.95%      1.20%
--------------------------------------------

(1) Dresdner RCM Global Investors LLC (the "Investment Manager") has contractually agreed until at least December 31, 2000, to pay each quarter the amount, if any, by which the ordinary operating expenses for the quarter (except interest, taxes and extraordinary expenses)
      exceed the annualized rate of 0.95% for Class I and 1.20% for Class N.
      The Fund may reimburse the Investment Manager in the future.
--------------------------------------------------------------------------------


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

DRESDNER RCM TAX MANAGED GROWTH FUND


Goal

     The Fund's goal is to enhance the after-tax returns of its shareholders by investing in a broadly diversified portfolio of equity securities of U.S. companies for long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund currently intends to invest in companies of any size, ranging from larger, well-established issuers to smaller emerging growth companies. However, no more than 20% of the Fund's total assets will be invested in companies with market capitalizations below $500 million at the time of purchase.

     To maximize after-tax total returns, the Fund may use certain investment techniques designed to reduce capital gains distributions to shareholders. These techniques may include, among others, holding securities long enough to avoid higher, short-term capital gains taxes, selling shares with a higher cost basis first, and selling securities that have declined in value to offset past or future gains realized on the sale of other securities. These techniques will not completely eliminate taxable distributions by the Fund.

     The Investment Manager evaluates the fundamental value and prospects for growth of individual companies and focuses on companies that it expects will have higher than average rates of growth and strong potential for capital appreciation. The Standard & Poor's 500 Index is the Fund's performance benchmark. The Investment Manager bases its security selection on the relative investment merits of each company and industry throughout the United States and will not seek to duplicate the sector or stock allocations of the benchmark.

PRINCIPAL INVESTMENT RISKS

     Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

     The value of the Fund's investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. The stock prices of smaller and newer companies in which the Fund may invest often fluctuate more than those of larger, more established companies.

     Efforts to minimize the realization of capital gains are not entirely within the Fund's control and will be affected by shareholder purchase and redemption activity. In addition, efforts to maximize after-tax total returns may require trade-offs that reduce pre-tax returns.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

     The charts on the following page provide some indication of the risks of investing in the Fund. The bar chart shows the Fund's performance for its first full year of operation. The chart below it compares the performance of the Fund over time to its benchmark.

     Both charts assume reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS FOR CLASS I SHARES

[GRAPH]

1999
52.44%

For the period covered by this year-by-year total return chart, the Fund's highest quarterly return was 31.98% (for the fourth quarter ended 1999) and the lowest quarterly return was -4.78% (for the third quarter ended 1999).

AVERAGE ANNUAL TOTAL RETURNS (THROUGH DECEMBER 31, 1999)

                                                  FUND             ONE           SINCE
                                                INCEPTION         YEAR         INCEPTION
------------------------------------------------------------------------------------------
 TAX MANAGED GROWTH CLASS I (DRTIX)             12/30/98         52.44%          52.44%
------------------------------------------------------------------------------------------
 TAX MANAGED GROWTH CLASS N SHARES*             12/30/98         52.00%          51.82%
------------------------------------------------------------------------------------------
 S&P 500 Index                                        --         21.04%          21.04%
------------------------------------------------------------------------------------------

*Class N shares were first issued on February 12, 1999, and pay Rule 12b-1 fees. Class N returns through February 12, 1999 are based on Class I returns, and reflect the deduction of Rule 12b-1 fees applicable to Class N shares.

Example

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming:

     - $10,000 investment in the Fund
     - 5% annual return
     - redemption at the end of each period
     - no changes in the Fund's operating expenses

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   ONE             THREE            FIVE             TEN
                                  YEAR             YEARS            YEARS           YEARS
------------------------------------------------------------------------------------------
 CLASS I+                         $231            $2,835           $5,059          $9,035
------------------------------------------------------------------------------------------
 CLASS N+                         $256            $5,394           $7,957          $9,998
------------------------------------------------------------------------------------------

+ Assuming the Investment Manager continues to reimburse the ordinary operating expenses which exceed the annualized rate of 1.25% for Class Iand 1.50% for Class N, your expenses for the periods indicated would be $231, $397, $686 and $1,511 for Class I and $256, $474, $818 and $1,791 for Class N. However, there is no guarantee that the Investment Manager will continue such reimbursement policy.

--------------------------------------------------------------------------------
FEES AND EXPENSES

     As an investor in the Fund, you will pay the following fees and expenses.

SHAREHOLDER FEES(1)
(fees paid directly from your investment)

Class I Shares ............. 1.00%
Class N Shares ............. 1.00%

ANNUAL FUND OPERATING EXPENSES
(fees paid from Fund assets)

                         CLASS      CLASS
                           I          N
--------------------------------------------
 MANAGEMENT FEES         0.75%      0.75%
--------------------------------------------
 RULE 12b-1 FEE          NONE       0.25%
--------------------------------------------
 OTHER EXPENSES         13.61%     34.08%
--------------------------------------------
 TOTAL ANNUAL FUND
 OPERATING EXPENSES     14.36%     35.08%
--------------------------------------------
 LESS:FEES WAIVED
 AND REIMBURSED(2)     -13.11%    -33.58%
--------------------------------------------
 NET OPERATING
 EXPENSES(2)             1.25%      1.50%
--------------------------------------------

(1) The Fund charges you a 1.00% redemption fee if you redeem shares within the first year of purchase.

(2) The Investment Manager has contractually agreed until at least December 31, 2000, to pay each quarter thez amount, if any, by which the ordinary operating expenses for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of 1.25% for Class I and 1.50% for Class N. The Fund may reimburse the Investment Manager in the future.
--------------------------------------------------------------------------------


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

DRESDNER RCM BIOTECHNOLOGY FUND


GOAL

     The Fund's goal is to seek long-term capital appreciation by investing in equity securities of biotechnology companies.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund will normally invest at least 65% of its total assets in biotechnology companies. Although there is no limitation on the market capitalizations of companies in which the Fund will invest, the Fund does not intend to invest more than 15% of its total assets in biotechnology companies with market capitalizations below $100 million at the time of purchase. The Fund currently expects that the majority of its investments will be in companies organized or headquartered in the United States. However, the Fund may invest up to 25% of its total assets in foreign issuers organized or headquartered in any one foreign country.

     Biotechnology companies engage in the research, development, provision and/or manufacture of biotechnological products, services and processes. Such companies generally employ genetic engineering to develop new drugs and apply new and innovative processes to discover and develop diagnostic and therapeutic products and services. The biotechnology industry currently includes pharmaceutical, biochemical, medical/surgical, human health care, and agricultural and industrial-oriented companies. Because of the rapid developments in the biotechnology industry, over time, companies with new and different products and focuses will likely be included in the industry.

     The Investment Manager evaluates the fundamental value and prospects for growth of individual companies and focuses on biotechnology companies that it expects will have higher than average rates of growth and strong potential for capital appreciation. The American Stock Exchange Biotechnology Index, the NASDAQ Biotechnology Index, and the Russell 2000 Index are the Fund's performance benchmarks. The Investment Manager bases its security selection on the relative investment merits of each company and will not seek to duplicate its benchmarks.

PRINCIPAL INVESTMENT RISKS

     Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

     Because the Fund will focus its investments in biotechnology companies, it will be more susceptible than more diversified funds to market and other conditions affecting biotechnology companies. As a result, its share price may be more volatile than a fund with a more broadly diversified portfolio.

     The value of the Fund's investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. The performance of foreign securities also depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. The Fund's value will also be exposed to currency risk. The stock prices of smaller and newer companies in which the Fund may invest often fluctuate more than those of larger, more established companies.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

     The charts on the following page show how the Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund since its inception. The chart below it compares the performance of the Fund over time to its benchmarks.

     Both charts assume reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS FOR CLASS N SHARES

[GRAPH]

1998      1999
17.16%   111.39%

For the periods covered by this year-by-year total return chart, the Fund's highest quarterly return was 65.41% (for the fourth quarter ended 1999) and the lowest quarterly return was -9.17% (for the third quarter ended 1998).

AVERAGE ANNUAL TOTAL RETURNS (THROUGH DECEMBER 31, 1999)

------------------------------------------------------------------------------------------
                                                  FUND             ONE           SINCE
                                                INCEPTION         YEAR         INCEPTION
------------------------------------------------------------------------------------------
 BIOTECHNOLOGY FUND CLASS N (DRBNX)             12/30/97        111.39%          57.68%
------------------------------------------------------------------------------------------
 AMEX Biotech Index                                   --        111.44%          55.46%
------------------------------------------------------------------------------------------
 NASDAQ Biotech Index                                 --        101.67%          71.95%
------------------------------------------------------------------------------------------
 Russell 2000 Index                                   --         21.26%           9.07%
------------------------------------------------------------------------------------------

EXAMPLE

     Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming:

     - $10,000 investment in the Fund
     - 5% annual return
     - redemption at the end of each period
     - no changes in the Fund's operating expenses

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   ONE             THREE            FIVE             TEN
                                  YEAR             YEARS            YEARS           YEARS
------------------------------------------------------------------------------------------
 Class N+                         $153            $1,095           $2,046          $4,463
------------------------------------------------------------------------------------------

+ Assuming the Investment Manager continues to reimburse the ordinary operating expenses which exceed the annualized rate of 1.50% for Class N, your expenses for the periods indicated would be $153, $474, $818, and $1,791. However, there is no guarantee that the Investment Manager will continue such reimbursement policy.

--------------------------------------------------------------------------------
FEES AND EXPENSES

     As an investor in the Fund, you will pay the following fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)                  NONE

ANNUAL FUND OPERATING EXPENSES
(fees paid from Fund assets)

--------------------------------------------
                         CLASS
                           N
--------------------------------------------
 MANAGEMENT FEES         1.00%
--------------------------------------------
 RULE 12b-1 FEE          0.25%
--------------------------------------------
 OTHER EXPENSES          3.28%
--------------------------------------------
 TOTAL ANNUAL FUND
 OPERATING EXPENSES      4.53%
--------------------------------------------
 LESS: FEES WAIVED
 AND REIMBURSED(1)      -3.03%
--------------------------------------------
 NET OPERATING
 EXPENSES(1)             1.50%
--------------------------------------------

(1) The Investment Manager has contractually agreed until at least December 31, 2000, to pay each quarter the amount, if any, by which the ordinary operating expenses for Class N for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of 1.50%. The Fund may reimburse the Investment Manager in the future. Dresdner RCM Balanced Fund
--------------------------------------------------------------------------------


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

DRESDNER RCM BALANCED FUND


GOAL

     The Fund's goal is to seek long-term capital appreciation and current income by investing in a diversified portfolio of equity and fixed-income securities.

PRINCIPAL INVESTMENT STRATEGIES

     Under normal market conditions, the Fund will invest up to 75% of its total assets in equity securities and at least 25% of its total assets in investment grade fixed-income securities. Up to 30% of the Fund's total assets may be invested in securities of foreign issuers.

     The Investment Manager will allocate the Fund's assets among various types of equity and fixed-income securities. The allocation of the Fund's assets will fluctuate with factors affecting the relative attractiveness of such equity and fixed-income securities. These factors include, among others: general market and economic conditions and trends, interest and inflation rates, fiscal and monetary developments, long-term corporate earnings growth, and expected total return and risk of each asset class.

     The Investment Manager will focus the equity portion of the portfolio investment on companies that it expects will have higher than average rates of growth and strong potential for capital appreciation. Foreign stocks are chosen using a similar process, while also considering country allocation and currency exposure. The Fund's equity securities may be of any capitalization. However, the Fund will generally not invest in securities with market capitalizations below $1 billion.

     The Fund uses fundamental and original research to select fixed-income securities and manage the mix between U.S. and foreign bonds. The Fund's fixed-income securities may be of any maturity. A bond's maturity and duration, among other factors, are important components of the Fund's fixed-income process. The Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and a composite comprised of 60% Standard & Poor's 500 Index/40% Lehman Brothers Aggregate Bond Index are the Fund's performance benchmarks. The Investment Manager bases its equity and fixed income security selections on their relative investment merits and will not seek to duplicate the Fund's performance benchmarks.

PRINCIPAL INVESTMENT RISKS

     Because the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

     The value of the Fund's investments fluctuate in response to the activities of individual companies and general stock and bond market and economic conditions. The yields and values of its fixed-income securities also fluctuate with changes in interest rates; if interest rates rise, the value of fixed-income securities may fall.

     The performance of foreign securities also depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Stock prices of smaller and newer companies fluctuate more than those of larger more established companies.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

     This section would normally show how the Fund has performed over time. Because this Fund was in operation for less than one year when this Prospectus was printed, its performance is not included. In the future, the Fund will compare its performance to the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and a composite comprised of 60% Standard & Poor's 500 Index/40% Lehman Brothers Aggregate Bond Index.

     Please refer to the section entitled "The Investment Manager's Composite Performance" on page 34 for historical performance information of institutional private accounts managed by the Investment Manager, that have investment objectives, policies, strategies and risks substantially similar to those of the Balanced Fund.

YEAR-BY-YEAR TOTAL RETURNS FOR CLASS I SHARES


     PERFORMANCE DATA IS NOT INCLUDED AS THE FUND IS LESS THAN ONE YEAR OLD.

EXAMPLE

     Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming:

     - $10,000 investment in the Fund
     - 5% annual return
     - redemption at the end of each period
     - no changes in the Fund's operating expenses

        Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------------
                                   ONE             FIVE
                                  YEAR             YEARS
-----------------------------------------------------------
 CLASS I+                         $92             $5,852
-----------------------------------------------------------

+ Assuming the Investment Manager continues to reimburse the ordinary operating expenses which exceed the annualized rate of 0.90% for Class I, your expenses for the periods indicated would be $92 and $287. However, there is no guarantee that the Investment Manager will continue such reimbursement policy.

--------------------------------------------------------------------------------
FEES AND EXPENSES

     As an investor in the Fund, you will pay the following fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)                  NONE

ANNUAL FUND OPERATING EXPENSES
(fees paid from Fund assets)

                           CLASS
                             I
--------------------------------------------
 MANAGEMENT FEES             0.65%
--------------------------------------------
 RULE 12b-1 FEE              NONE
--------------------------------------------
 OTHER EXPENSES             40.64%
--------------------------------------------
 TOTAL ANNUAL FUND
 OPERATING EXPENSES         41.29%
--------------------------------------------
 LESS: FEES WAIVED
 AND REIMBURSED(1)         -40.39%
--------------------------------------------
 NET OPERATING EXPENSES(1)   0.90%
--------------------------------------------

(1) The Investment Manager has contractually agreed until at least December 31, 2000 to pay each quarter the amount, if any, by which the ordinary operating expenses for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of 0.90% for Class I. The Fund may reimburse the Investment Manager in the future.
--------------------------------------------------------------------------------


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

DRESDNER RCM GLOBAL SMALL CAP FUND


GOAL

     The Fund's goal is to seek long-term capital appreciation by investing in equity securities of companies with small market capitalizations.

PRINCIPAL INVESTMENT STRATEGIES

     Under normal market conditions, the Fund invests at least 65% of its investments in companies with market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in the MSCI World Small Cap Index, which currently ranges between $14.3 million to $3.2 billion. The Fund will maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities that comprise the MSCI World Small Cap Index; this currently would permit the Fund to maintain a weighted-average market capitalization ranging from $288.5 million to $1.2 billion.

     As a fundamental policy which cannot be changed without stockholder approval, the Fund invests in companies organized or headquartered in at least three different countries (one of which may be the United States). However, the Fund currently expects the majority of its foreign investments will be in companies organized or headquartered in Japan and the countries of Western Europe.

     Under normal market conditions, the Fund will invest no more than 25% of its total assets in issuers that are organized or headquartered in any one foreign country, other than France, Germany, Japan and the United Kingdom.

     The Investment Manager evaluates the fundamental value and prospects for growth of individual companies that it expects will have higher than average rates of growth and strong potential for capital appreciation. In addition, the Investment Manager develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that are likely to offer the best investment opportunities. The MSCIWorld Small Cap Index is the Fund's performance benchmark. The Investment Manager bases its security selection on the relative investment merits of each company and industry around the world and will not seek to duplicate the country or sector allocations of the benchmark.

PRINCIPAL INVESTMENT RISKS

     Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

     The value of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. The performance of foreign securities also depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. The Fund's value will also be exposed to currency risk. The stock prices of smaller and newer companies in which the Fund may invest often fluctuate more than those of larger, more established companies.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

     The charts on the following page show how the Fund has performed and provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows changes in the yearly performance of the Fund since its inception. The chart below it compares the performance of the Fund over time to its benchmark.

     Both charts assume reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS I SHARES

[GRAPH]

1997      1998      1999
25.48%    19.29%   104.63%

For the periods covered by this year-by-year total return chart, the Fund's highest quarterly return was 64.80% (for the fourth quarter ended 1999) and the lowest quarterly return was -23.37% (for the third quarter ended 1998).

AVERAGE ANNUAL TOTAL RETURNS (THROUGH DECEMBER 31, 1999)

                                                  FUND             ONE           SINCE
                                                INCEPTION         YEAR         INCEPTION
------------------------------------------------------------------------------------------
 GLOBAL SMALL CAP FUND CLASS I (DGSCX)*         12/31/96        104.63%          45.23%
------------------------------------------------------------------------------------------
 GLOBAL SMALL CAP FUND CLASS N (DGSNX)**        12/31/96        104.06%          45.09%
------------------------------------------------------------------------------------------
 Salomon EMI Index                                    --         17.27%           9.14%
------------------------------------------------------------------------------------------
 MSCI World Small Cap Index***                        --         25.38%           5.53%
------------------------------------------------------------------------------------------

*Returns through December 31,1998 reflect Rule 12b-1 fees. On that date, all Fund shares were redesignated as Class I Shares, which do not pay Rule 12b-1 fees. Performance results for periods after December 31, 1998 do not reflect Rule 12b-1 fees.

**Class N shares were first issued on March 10, 1999, and pay Rule 12b-1 fees. Class N returns through March 10, 1999 are based on Class I returns and reflect Rule 12b-1 fees.

***Effective May 1, 2000 the Fund's performance benchmark was changed from the Salomon EMI Index to the MSCI World Small Cap Index. The Fund's Board of Directors believes that the composition of the MSCI World Small Cap Index most accurately reflects the global small cap focus of the Fund and the market capitalization ranges of securities in which the Fund is most likely to invest.

EXAMPLE

     Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming:

     - $10,000 investment in the Fund
     - 5% annual return
     - redemption at the end of each period
     - no changes in the Fund's operating expenses

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   ONE             THREE            FIVE             TEN
                                  YEAR             YEARS            YEARS           YEARS
------------------------------------------------------------------------------------------
 CLASS I+                         $153            $1,009           $1,881          $4,130
------------------------------------------------------------------------------------------
 CLASS N+                         $178            $3,236           $5,620          $9,527
------------------------------------------------------------------------------------------

+ Assuming the Investment Manager continues to reimburse the ordinary operating expenses which exceed the annualized rate of 1.50% for Class I and 1.75% for Class N, your expenses for the periods indicated would be $153, $474, $818, and $1,791 for Class I and $178, $551, $949, and $2,062 for Class N. However, there is no guarantee that the Investment Manager will continue such reimbursement policy.

--------------------------------------------------------------------------------
FEES AND EXPENSES

     As an investor in the Fund, you will pay the following fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)                  NONE

ANNUAL FUND OPERATING EXPENSES
(fees paid from Fund assets)

                         CLASS      CLASS
                           I          N
--------------------------------------------
 MANAGEMENT FEES         1.00%      1.00%
--------------------------------------------
 RULE 12b-1 FEE          NONE       0.25%
--------------------------------------------
 OTHER EXPENSES          3.10%     15.46%
--------------------------------------------
 TOTAL ANNUAL FUND
 OPERATING EXPENSES      4.10%     16.71%
--------------------------------------------
 LESS: FEES WAIVED
 AND REIMBURSED(1)      -2.60%    -14.96%
--------------------------------------------
 NET OPERATING
 EXPENSES(1)             1.50%      1.75%
--------------------------------------------

(1) The Investment Manager has contractually agreed until at least December 31, 2000, to pay each quarter the amount, if any, by which the ordinary operating expenses for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of 1.50% for Class I and 1.75% for Class N. The Fund may reimburse the Investment Manager in the future.
--------------------------------------------------------------------------------


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

DRESDNER RCM GLOBAL TECHNOLOGY FUND


GOAL

     The Fund's goal is to seek long-term capital appreciation by investing in equity securities of technology companies.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund will normally invest at least 65% of its total assets in technology companies. The Fund currently intends to invest primarily in companies with market capitalizations greater than $500 million at the time of purchase, with no more than 15% of its total assets in technology companies with market capitalizations below $100 million at the time of purchase.

     Technology companies are companies with revenues primarily generated by technology products and services. These include the internet, computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology products, environmental services, chemical products and synthetic materials, and defense and aerospace products and services.

     As a fundamental policy, which cannot be changed without stockholder approval, the Fund invests in technology companies organized or headquartered in at least three different countries (one of which may be the United States). The Fund may invest up to 50% of its total assets in foreign issuers (but under normal market conditions no more than 25% of its total assets in issuers organized or headquartered in any one foreign country, other than Japan).

     The Investment Manager evaluates the fundamental value and prospects for growth of individual companies and focuses on technology companies that it expects will have higher than average rates of growth and strong potential for capital appreciation. In addition, the Investment Manager develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that are likely to offer the best investment opportunities. The Standard & Poor's 500 Index and the Lipper Science & Technology Fund Index are the Fund's performance benchmarks. The Investment Manager bases its security selection on the relative investment merits of each company and industry around the world and will not seek to duplicate either benchmark.

PRINCIPAL INVESTMENT RISKS

     Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

     Because the Fund will focus its investments in technology companies, it will be more susceptible than more diversified funds to market and other conditions affecting technology companies. As a result, its share price may be more volatile than a fund with a more broadly diversified portfolio.

     The value of the Fund's investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. The performance of foreign securities also depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. The Fund's value will also be exposed to currency risk. The stock prices of smaller and newer companies in which the Fund may invest often fluctuate more than those of larger, more established companies.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

     The charts on the following page show how the Fund has performed and provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows changes in the yearly performance of the Fund since its inception. The chart below it compares the performance of the Fund over time to its benchmarks.

     Both charts assume reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS I SHARES

[GRAPH]

1996      1997      1998      1999
26.41%    27.08%    61.05%   182.95%

For the periods covered by this year-by-year total return chart, the Fund's highest quarterly return was 82.82% (for the fourth quarter ended 1999) and the lowest quarterly return was -15.60% (for the third quarter ended 1998).

AVERAGE ANNUAL TOTAL RETURNS (THROUGH DECEMBER 31, 1999)

                                                  FUND             ONE           SINCE
                                                INCEPTION         YEAR         INCEPTION
------------------------------------------------------------------------------------------
 GLOBAL TECHNOLOGY FUND CLASS I (DRGTX)*        12/27/95        182.95%          64.43%
------------------------------------------------------------------------------------------
 GLOBAL TECHNOLOGY FUND CLASS N (DGTNX)**       12/27/95        182.55%          64.07%
------------------------------------------------------------------------------------------
 S&P 500 Index                                        --         21.04%          26.39%
------------------------------------------------------------------------------------------
 Lipper Science & Technology Fund Index               --        113.90%          40.88%
------------------------------------------------------------------------------------------

*On December 31,1998, all Fund shares were redesignated as Class I shares. Neither the Class I shares nor their predecessors paid Rule 12b-1 fees.

**Class N shares were first issued on January 30, 1999, and pay Rule 12b-1 fees. Class N returns through January 30, 1999 are based on Class I returns, and reflect the deduction of Rule 12b-1 fees applicable to Class N shares.

EXAMPLE

     Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming:

     - $10,000 investment in the Fund
     - 5% annual return
     - redemption at the end of each period
     - no changes in the Fund's operating expenses

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   ONE             THREE            FIVE             TEN
                                  YEAR             YEARS            YEARS           YEARS
------------------------------------------------------------------------------------------
 CLASS I+                         $153              $474           $  818          $1,791
------------------------------------------------------------------------------------------
 CLASS N+                         $178              $601           $1,051          $2,297
------------------------------------------------------------------------------------------

+ Assuming the Investment Manager continues to reimburse the ordinary operating expenses which exceed the annualized rate of 1.75% for Class N, your expenses for the periods indicated would be $178, $551, $949, and $2,062 for Class N. However, there is no guarantee that the Investment Manager will continue such reimbursement policy.

--------------------------------------------------------------------------------
FEES AND EXPENSES

     As an investor in the Fund, you will pay the following fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)                  NONE

ANNUAL FUND OPERATING EXPENSES
(fees paid from Fund assets)

                         CLASS      CLASS
                           I          N
--------------------------------------------
 MANAGEMENT FEES         1.00%      1.00%
--------------------------------------------
 RULE 12b-1 FEE          NONE       0.25%
--------------------------------------------
 OTHER EXPENSES          0.50%      0.74%
--------------------------------------------
 TOTAL ANNUAL FUND
 OPERATING EXPENSES      1.50%      1.99%
--------------------------------------------
 LESS: FEES WAIVED
 AND REIMBURSED(1)          0%     -0.24%
--------------------------------------------
 NET OPERATING
 EXPENSES(1)             1.50%      1.75%
--------------------------------------------

(1) The Investment Manager has contractually agreed until at least December 31, 2000, to pay each quarter the amount, if any, by which the ordinary operating expenses for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of 1.50% for Class I and 1.75% for Class N. The Fund may reimburse the Investment Manager in the future.
--------------------------------------------------------------------------------


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

DRESDNER RCM GLOBAL HEALTH CARE FUND


GOAL

     The Fund's goal is to seek long-term capital appreciation by investing in equity securities of health care companies.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund will normally invest at least 65% of its total assets in health care companies. Although there is no limitation on the market capitalizations of companies in which the Fund will invest, the Fund does not intend to invest more than 15% of its total assets in health care companies with market capitalizations below $100 million at the time of purchase.

     Health care companies include pharmaceutical, biochemical, biotechnology health care service and medical device companies. These companies are typically involved in research and development or ownership and/or the operation of health care facilities, franchises or practices, and the design, production or selling of medical, dental and optical products. A company will be deemed to be principally engaged in the health care business if:

     1) at least 50% of its earnings or revenues are derived from health care activities; or

     2) at least 50% of its assets are devoted to such activities, based upon the company's financial statements as of the end of its most recent fiscal year.

     As a fundamental policy, which cannot be changed without stockholder approval, the Fund invests in health care companies organized or headquartered in at least three different countries (one of which may be the United States). However, the Fund currently expects the majority of its foreign investments will be in companies organized or headquartered in Japan and the countries of Western Europe.

     The Investment Manager evaluates the fundamental value and prospects for growth of individual companies and focuses on health care companies that it expects will have higher than average rates of growth and strong potential for capital appreciation. In addition, the Investment Manager develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that are likely to offer the best investment opportunities. The Standard & Poor's 500 Index and the Russell Midcap Health Care Index are the Fund's performance benchmarks. The Investment Manager bases its security selection on the relative investment merits of each company around the world and will not seek to duplicate either benchmark.

PRINCIPAL INVESTMENT RISKS

     Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

     Because the Fund will focus its investments in health care companies, it will be more susceptible than more diversified funds to market and other conditions affecting health care companies. As a result, its share price may be more volatile than a fund with a more broadly diversified portfolio.

     The value of the Fund's investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. The performance of foreign securities also depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. The Fund's value will also be exposed to currency risk. The stock prices of smaller and newer companies in which the Fund may invest often fluctuate more than those of larger, more established companies.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

     The charts on the following page show how the Fund has performed and provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows changes in the yearly performance of the Fund since its inception. The chart below it compares the performance of the Fund over time to its benchmarks.

     Both charts assume reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS FOR CLASS N SHARES

[GRAPH]

1997      1998      1999
30.00%    25.57%    28.74%

For the periods covered by this year-by-year total return chart, the Fund's highest quarterly return was 39.43% (for the fourth quarter ended 1999) and the lowest quarterly return was -5.05% (for the third quarter ended 1999).

AVERAGE ANNUAL TOTAL RETURNS (THROUGH DECEMBER 31, 1999)

                                                  FUND             ONE           SINCE
                                                INCEPTION         YEAR         INCEPTION
------------------------------------------------------------------------------------------
 GLOBAL HEALTH CARE FUND CLASS N (DGHCX)        12/31/96         28.74%          28.09%
------------------------------------------------------------------------------------------
 S&P 500 Index                                        --         21.04%          27.56%
------------------------------------------------------------------------------------------
 Russell Midcap Health Care Index                     --        -13.48%          11.22%
------------------------------------------------------------------------------------------

EXAMPLE

     Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming:

     - $10,000 investment in the Fund
     - 5% annual return
     - redemption at the end of each period
     - no changes in the Fund's operating expenses

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   ONE             THREE            FIVE             TEN
                                  YEAR             YEARS            YEARS           YEARS
------------------------------------------------------------------------------------------
 CLASS N+                         $153            $1,158           $2,167          $4,701
------------------------------------------------------------------------------------------

+ Assuming the Investment Manager continues to reimburse the ordinary operating expenses which exceed the annualized rate of 1.50% for Class N, your expenses for the periods indicated would be $153, $474, $818, and $1,791. However, there is no guarantee that the Investment Manager will continue such reimbursement policy.

--------------------------------------------------------------------------------
FEES AND EXPENSES

     As an investor in the Fund, you will pay the following fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)                  NONE

ANNUAL FUND OPERATING EXPENSES
(fees paid from Fund assets)

                         CLASS
                           N
----------------------------------
 MANAGEMENT FEES         1.00%
----------------------------------
 RULE 12b-1 FEE          0.25%
----------------------------------
 OTHER EXPENSES          3.60%
----------------------------------
 TOTAL ANNUAL FUND
 OPERATING EXPENSES      4.85%
----------------------------------
 LESS: FEES WAIVED
 AND REIMBURSED(1)      -3.35%
----------------------------------
 NET OPERATING
 EXPENSES(1)             1.50%
----------------------------------

(1)    The Investment Manager has contractually agreed until at least
      December 31, 2000, to pay each quarter the amount, if any, by which the ordinary operating expenses for Class N for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of 1.50%. The Fund may reimburse the Investment Manager in the future.
--------------------------------------------------------------------------------


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

DRESDNER RCM INTERNATIONAL GROWTH EQUITY FUND


GOAL

     The Fund's goal is to seek long-term capital appreciation by investing in equity securities of foreign companies.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund will normally invest at least 65% of its total assets in foreign companies. The Fund currently intends to invest primarily in companies with market capitalizations in excess of $1 billion at the time of purchase, with no more than 15% of the Fund's total assets in companies with market capitalizations below $100 million at the time of purchase.

     The Fund invests in issuers located in at least ten different countries. The Fund may invest up to 65% of its total assets in issuers organized or headquartered in Japan, the United Kingdom or Germany, and up to 25% of its total assets in issuers organized or headquartered in any other foreign country. The Fund may also invest up to 10% of its total assets in U.S. issuers.

     The Investment Manager evaluates the fundamental value and prospects for growth of individual companies and focuses on companies that it expects will have higher than average rates of growth and strong potential for capital appreciation. In addition, the Investment Manager develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that are likely to offer the best investment opportunities. The Morgan Stanley Capital International Europe, Australia, Far East (MSCI-EAFE) Index and the Morgan Stanley Capital International All Country World Free (MSCI-ACWI) Ex-U.S. Index are the Fund's performance benchmarks. The Investment Manager bases its security selection on the relative investment merits of each company and industry throughout the world and will not seek to duplicate the country or industry allocations of either benchmark.

PRINCIPAL INVESTMENT RISKS

     Because the value of the Fund's investment will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

     The value of the Fund's investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. The performance of foreign securities also depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. The Fund's value will also be exposed to currency risk. The stock prices of smaller and newer companies in which the Fund may invest often fluctuate more than those of larger, more established companies.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

     The charts on the following page provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund since its inception. The chart below it compares the performance of the Fund over time to its benchmarks.

     Both charts assume reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS I SHARES

[GRAPH]

1995      1996      1997      1998      1999
17.98%    19.31%    17.93%    13.81%    60.66%

For the periods covered by this year-by-year total return chart, the Fund's highest quarterly return was 41.32% (for the fourth quarter ended 1999) and the lowest quarterly return was -16.16% (for the third quarter ended 1998).

AVERAGE ANNUAL TOTAL RETURNS (THROUGH DECEMBER 31, 1999)

                                                        FUND        ONE     FIVE       SINCE
                                                      INCEPTION    YEAR     YEARS    INCEPTION
-------------------------------------------------------------------------------------------------
 INTERNATIONAL GROWTH EQUITY FUND CLASS I (DRIEX)*    12/28/94     60.66%   24.87%     24.82%
-------------------------------------------------------------------------------------------------
 INTERNATIONAL GROWTH EQUITY FUND CLASS N (DRIENX)**  12/28/94     60.27%   24.56%     24.51%
-------------------------------------------------------------------------------------------------
 MSCI-EAFE Index                                            --     27.31%   13.15%     12.56%
-------------------------------------------------------------------------------------------------
 MSCI-ACWI Ex-U.S. Index                                    --     30.92%   12.39%     13.12%
-------------------------------------------------------------------------------------------------

*On December 31,1998, all Fund shares were redesignated as Class I shares. Neither the Class I shares nor their predecessors paid Rule 12b-1 fees.

**Class N shares were first issued on March 10, 1999, and pay Rule 12b-1 fees. Class N returns through March 10, 1999 are based on Class I returns, and reflect the deduction of Rule 12b-1 fees applicable to Class N shares.

EXAMPLE

     Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming:

     - $10,000 investment in the Fund
     - 5% annual return
     - redemption at the end of each period
     - no changes in the Fund's operating expenses

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   ONE             THREE            FIVE             TEN
                                  YEAR             YEARS            YEARS           YEARS
------------------------------------------------------------------------------------------
 CLASS I+                         $102            $  331           $  579          $1,289
------------------------------------------------------------------------------------------
 CLASS N+                         $127            $2,256           $4,141          $7,964
------------------------------------------------------------------------------------------

+ Assuming the Investment Manager continues to reimburse the ordinary operating expenses which exceed the annualized rate of 1.00% for Class I and 1.25% for Class N, your expenses for the periods indicated would be $102, $318, $552 and $1,225 for Class I and $127, $397, $686 and $1,511 for Class
N. However, there is no guarantee that the Investment Manager will continue such reimbursement policy.

-------------------------------------------------------------------------------
FEES AND EXPENSES

     As an investor in the Fund, you will pay the following fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)                  NONE

ANNUAL FUND OPERATING EXPENSES
(fees paid from Fund assets)

                         CLASS      CLASS
                           I          N
--------------------------------------------
 MANAGEMENT FEES         0.75%      0.75%
--------------------------------------------
 RULE 12b-1 FEE          NONE       0.25%
--------------------------------------------
 OTHER EXPENSES          0.31%      9.89%
--------------------------------------------
 TOTAL ANNUAL FUND
 OPERATING EXPENSES      1.06%     10.89%
--------------------------------------------
 LESS: FEES WAIVED
 AND REIMBURSED(1)      -0.06%     -9.64%
--------------------------------------------
 NET OPERATING
 EXPENSES(1)             1.00%      1.25%
--------------------------------------------

(1)   The Investment Manager has contractually agreed until at least
      December 31, 2000, to pay each quarter the amount, if any, by which the ordinary operating expenses for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of 1.00% for Class I and 1.25% for Class N. The Fund may reimburse the Investment Manager in the future.
--------------------------------------------------------------------------------


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

DRESDNER RCM EMERGING MARKETS FUND


GOAL

     The Fund's goal is to seek long-term capital appreciation by investing in equity securities of emerging market companies.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund will normally invest at least 80% of its total assets in emerging market companies. The Fund currently intends to invest primarily in companies with market capitalizations in excess of $100 million at the time of purchase.

     The Fund may invest up to 15% of its total assets in issuers that are organized or headquartered in any one emerging market country. The Fund may also invest up to 20% of its total assets in issuers that are organized or headquartered in developed countries.

     Emerging market companies are organized or headquartered in any country considered an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations, or other recognized international financial institutions. This designation currently includes most countries in the world except Australia, Canada, Japan, New Zealand, Singapore, United Kingdom, the U.S. and most of the countries of Western Europe.

     The Investment Manager evaluates the fundamental value and prospects for growth of individual companies and focuses on companies that it expects will have higher than average rates of growth and strong potential for capital appreciation. In addition, the Investment Manager develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that are likely to offer the best investment opportunities. The Morgan Stanley Capital International Emerging Markets Free (MSCI-EMF) Index and the IFC Emerging Markets Index are the Fund's performance benchmarks. The Investment Manager bases its security selection on the relative investment merits of each company and industry throughout emerging market countries and will not seek to duplicate the country or sector allocations of either benchmark.

PRINCIPAL INVESTMENT RISKS

     Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

     The value of the Fund's investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. The performance of foreign securities also depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. The Fund's value will also be exposed to currency risk. The stock prices of smaller and newer companies in which the Fund may invest often fluctuate more than those of larger, more established companies. Emerging country markets involve greater risk and volatility than more developed markets.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

     The charts on the following page provide some indication of the risks of investing in the Fund by showing how its performance varied from year to year. The bar chart shows changes in the yearly performance of the Fund since its inception. The chart below it compares the performance of the Fund over time to its benchmarks.

     Both charts assume reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS I SHARES

[GRAPH]

1998      1999
-8.39%    92.12%

For the periods covered by this year-by-year total return chart, the Fund's highest quarterly return was 52.95% (for the fourth quarter ended 1999) and the lowest quarterly return was -16.26% (for the second quarter ended 1998).

AVERAGE ANNUAL TOTAL RETURNS (THROUGH DECEMBER 31, 1999)

                                                  FUND             ONE           SINCE
                                                INCEPTION         YEAR         INCEPTION
------------------------------------------------------------------------------------------
 EMERGING MARKETS FUND CLASS I (DRMIX)*         12/30/97         92.12%          32.47%
------------------------------------------------------------------------------------------
 EMERGING MARKETS FUND CLASS N (DRMNX)**        12/30/97         91.69%          32.16%
------------------------------------------------------------------------------------------
 MSCI Emerging Markets Free Index                     --         66.42%          11.59%
------------------------------------------------------------------------------------------
 IFC Emerging Markets Index                           --         67.15%          14.24%
------------------------------------------------------------------------------------------

*On December 31,1998, all Fund shares were redesignated as Class I shares. Neither the Class I shares nor their predecessors paid Rule 12b-1 fees.

**Class N shares were first issued on March 10, 1999, and pay Rule 12b-1 fees. Class N returns through March 10, 1999 are based on Class I returns, and reflect the deduction of Rule 12b-1 fees applicable to Class N shares.

EXAMPLE

     Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming:

     - $10,000 investment in the Fund
     - 5% annual return
     - redemption at the end of each period
     - no changes in the Fund's operating expenses

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   ONE             THREE            FIVE             TEN
                                  YEAR             YEARS            YEARS           YEARS
------------------------------------------------------------------------------------------
 CLASS I+                         $153            $2,001           $3,693          $7,322
------------------------------------------------------------------------------------------
 CLASS N+                         $178            $6,649           $7,080          $7,111
------------------------------------------------------------------------------------------

+ Assuming the Investment Manager continues to reimburse the ordinary operating expenses which exceed the annualized rate of 1.50% for Class I and 1.75% for Class N, your expenses for the periods indicated would be $153, $474, $818, and $1,791 for Class I and $178, $551, $949, and $2,062 for Class N. However, there is no guarantee that the Investment Manager will continue such reimbursement policy.
--------------------------------------------------------------------------------

FEES AND EXPENSES

     As an investor in the Fund, you will pay the following fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)                  NONE

ANNUAL FUND OPERATING EXPENSES
(fees paid from Fund assets)

                         CLASS      CLASS
                           I          N
--------------------------------------------
 MANAGEMENT FEES         1.00%      1.00%
--------------------------------------------
 RULE 12b-1 FEE          NONE       0.25%
--------------------------------------------
 OTHER EXPENSES          8.33%     77.93%
--------------------------------------------
 TOTAL ANNUAL FUND
 OPERATING EXPENSES      9.33%     79.18%
--------------------------------------------
 LESS: FEES WAIVED
 AND REIMBURSED(1)      -7.83%    -77.43%
--------------------------------------------
 NET OPERATING
 EXPENSES(1)             1.50%      1.75%
--------------------------------------------

(1) The Investment Manager has contractually agreed until at least December 31, 2000, to pay each quarter the amount, if any, by which the ordinary operating expenses for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of 1.50% for Class I and 1.75% for Class N. The Fund may reimburse the Investment Manager in the future.
--------------------------------------------------------------------------------


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

DRESDNER RCM EUROPE FUND


GOAL

     The Fund's goal is to seek long-term capital appreciation by investing in equity securities of European companies.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests primarily in companies located in Europe, from both European Economic and Monetary Union ("EMU") and non-EMU countries. Under normal market conditions, the Fund invests at least 75% of its total assets in these companies. The Fund expects to invest most of its assets in equity securities of issuers located in Western European countries.

     The Investment Manager evaluates the fundamental value and prospects for growth of individual companies and focuses on companies that it expects will have higher than average rates of growth and strong potential for capital appreciation. In addition, the Investment Manager develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that are likely to offer the best investment opportunities. The Morgan Stanley Capital International (MSCI) Europe Index is the Fund's performance benchmark. The Investment Manager bases its security selection on the relative investment merits of each company and industry throughout Europe and will not seek to duplicate the country or sector allocations of the benchmark.

PRINCIPAL INVESTMENT RISKS

     Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

     The value of the Fund's investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. The performance of foreign securities depends in part on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Because the Fund focuses on certain developed European countries, it will be more susceptible than other funds to market and other conditions affecting those countries. The Fund's value will also be exposed to currency risk. The stock prices of smaller and newer companies in which the Fund may invest often fluctuate more than those of larger, more established companies.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

     On May 3, 1999, the Fund converted from a closed-end fund to an open-end fund. Closed-end fund shares are not redeemed by or purchased from the fund. Instead, they are normally listed and traded on an exchange. Unlike open-end funds, the price of a closed-end fund share is not based on the fund's net asset value, but upon its value in the market. Closed-end funds usually generate fewer expenses than open-end funds because the fund is not responsible for the distribution of its shares. Upon conversion, all outstanding shares of the previously closed-end Fund were redesignated as Class N shares and a new class of shares, Class I, was created.

     The bar chart and table shown on the following page provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows changes in the yearly performance of the Fund since its inception. The chart below it compares the performance of the Fund over time to its benchmark.

     Both charts assume reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS N SHARES*

[GRAPH]

1991      1992      1993      1994      1995      1996      1997      1998      1999
-5.74%   -12.44%    31.54%    -4.98%     1.33%    15.87%    25.70%    37.23%   45.59%

For the periods covered by this year-by-year total return chart, the Fund's highest quarterly return was 51.43% (for the fourth quarter ended 1999) and the lowest quarterly return was -15.52% (for the third quarter ended 1998).

AVERAGE ANNUAL TOTAL RETURNS (THROUGH DECEMBER 31, 1999)*

                                        FUND         ONE          FIVE          SINCE
                                     INCEPTION      YEAR          YEARS       INCEPTION
------------------------------------------------------------------------------------------
 EUROPE FUND CLASS N (DRENX)**         4/5/90       43.59%        23.50%        9.42%
------------------------------------------------------------------------------------------
 EUROPE FUND CLASS I***                4/5/90       43.59%        23.50%        9.42%
------------------------------------------------------------------------------------------
 DAX100 Index****                          --       16.77%        19.00%       10.93%
------------------------------------------------------------------------------------------
 MCSCI Europe Index                        --       16.21%        22.53%       15.03%
------------------------------------------------------------------------------------------

*For the periods through February 2, 1999 the bar chart and table reflect the performance of the Fund under its objective of investing primarily in equity securities of German companies. For periods through May 3, 1999 the bar chart and table reflect the performance of the Fund as a closed-end investment company. Beginning on February 9, 1999, the Fund's objective was expanded to permit investment in European companies. On May 3, 1999, the Fund converted from a closed-end to an open-end investment company. The expenses of the Fund as an open-end investment company may be higher than as a closed-end investment company due to additional fees, such as Rule 12b-1 fees.

**Returns through May 3, 1999 do not reflect Rule 12b-1 fees. Class N returns through May 3, 1999 would be lower if Rule 12b-1 fees had been paid.

***Class I shares were first issued on May 3, 1999, which do not pay Rule 12b-1 fees. There were no Class I shares outstanding as of December 31, 1999. Returns through December 31, 1999 are based on Class N returns and reflect Rule 12b-1 fees.

****Since February 9, 1999, when the Fund's mandate was expanded, the Fund has been comparing its performance to the MSCI Europe Index. Before February 9, 1999, when the Fund invested primarily in equity securities of German Companies the Fund compared its performance to the DAX100 Index, a German focused index.

EXAMPLE

     Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming:

     - $10,000 investment in the Fund
     - 5% annual return
     - redemption at the end of each period
     - no changes in the Fund's operating expenses

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   ONE             THREE            FIVE             TEN
                                  YEAR             YEARS            YEARS           YEARS
------------------------------------------------------------------------------------------
 CLASS N+                         $163              $505             $891          $1,974
------------------------------------------------------------------------------------------
 CLASS I+                         $137              $428             $760          $1,700
------------------------------------------------------------------------------------------

+ Assuming the Investment Manager continues to reimburse the ordinary operating expenses which exceed the annualized rate of 1.35% for Class I and 1.60% for Class N, your expenses for the periods indicated would be $137, $428, $739 and $1,624 for Class I and $163, $505, $871 and $1,900 for Class N. However, there is no guarantee that the Investment Manager will continue such reimbursement policy.
--------------------------------------------------------------------------------

FEES AND EXPENSES

     As an investor in the Fund, you will pay the following fees and expenses.

SHAREHOLDER FEES
(fees paid directly from your investment)                  NONE

ANNUAL FUND OPERATING EXPENSES
(fees paid from Fund assets)

                         CLASS      CLASS
                           I          N
--------------------------------------------
 MANAGEMENT FEES         1.00%      1.00%
--------------------------------------------
 RULE 12B-1 FEE          none       0.25%
--------------------------------------------
 OTHER EXPENSES(1)       0.44%      0.44%
--------------------------------------------
 TOTAL ANNUAL FUND
 OPERATING EXPENSES(2)   1.44%      1.69%
--------------------------------------------
 LESS: FEE WAIVER
 AND REIMBURSEMENT(3)   -0.09%     -0.09%
--------------------------------------------
 NET OPERATING
 EXPENSES(3)             1.35%      1.60%
--------------------------------------------

(1) This percentage amount does not include non-recurring expenses of approximately 0.32% associated with the conversion of the Fund to an open-end investment company.

(2) The expenses of the Fund as an open-end investment company may be higher than as a closed-end investment company due to additional fees, such as Rule 12b-1 fees.

(3) The Investment Manager has contractually agreed until at least December 31, 2002, to pay each quarter the amount, if any, by which the ordinary operating expenses for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of 1.35% for Class I and 1.60% for Class N. The Fund may reimburse the Investment Manager in the future.
--------------------------------------------------------------------------------


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

INVESTMENT STRATEGIES, POLICIES AND RISKS

INVESTMENT STRATEGIES AND POLICIES

         The following pages provide additional information about the Funds' principal investment strategies and risks, as well as certain other important investment policies.

HOW DO THE FUNDS SELECT EQUITY INVESTMENTS?

         While the Funds emphasize investments in growth companies, the Funds also may invest in other companies that are not traditionally considered to be growth companies, such as emerging growth companies and cyclical and semi-cyclical companies in developing economies, if the Investment Manager believes that such companies have above-average growth potential.
         When the Investment Manager analyzes a specific company it evaluates the fundamental value of each enterprise as well as its prospects for growth. In most cases, these companies have one or more of the following characteristics:

     -   Superior management.
     -   Strong balance sheets.
     -   Differentiated or superior products or services.
     - Substantial capacity for growth in revenue through either an expanding market or expanding market share.
     -   Strong commitment to research and development.
     -   A steady stream of new products or services.

         In evaluating potential equity investments, the Funds do not seek current income and do not restrict their investments to companies with a record of dividend payments.

         When evaluating foreign companies, the Investment Manager may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook, and interest rate environment for the country and the region in which the company is located, as well as other factors it deems relevant.

         In addition to traditional research activities, the Investment Manager uses research produced by its Grassroots-SM- Research operating group. Grassroots-SM- Research prepares research reports based on field interviews with customers, distributors, and competitors of the companies that the Investment Manager follows. The Investment Manager believes that Grassroots-SM- Research can be a valuable adjunct to its traditional research efforts by providing a "second look" at companies in which the Funds might invest and by checking marketplace assumptions about market demand for particular products and services.

HOW DOES THE BALANCED FUND SELECT FIXED-INCOME INVESTMENTS?

         The Investment Manager's fixed-income philosophy focuses on a top-down investment process that begins with the development of an economic outlook. Data on economic sectors and industries, in conjunction with analysis of monetary and fiscal policy, underlie the analysis of the fixed income investment environment. Total rates of return are projected for bond market sectors under various market scenarios that incorporate potential interest rate shifts over a specified time period.

         In evaluating individual fixed-income investment opportunities, the Investment Manager uses a variety of proprietary and vendor supplied systems that provide information in support of its investment selection process.

WHAT KINDS OF EQUITY SECURITIES DO THE FUNDS INVEST IN?

         The Funds invest primarily in common stocks and depositary receipts, including American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other similar depositary instruments representing securities of foreign companies. The Funds may invest in companies of any size. Common stocks represent the basic equity ownership interests in a company. Depositary receipts are issued by banks or other financial institutions and represent, or may be converted into, underlying ordinary shares of a foreign company. They may be sponsored by the foreign company or organized independently.

         The Funds may also invest in other equity and equity related securities. These include preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock, and options on stock and stock indices.

WHAT KINDS OF FOREIGN SECURITIES DO THE FUNDS INVEST IN?

         The Funds invest in the following types of foreign equity and equity-linked securities:

     - Securities of companies that are organized or headquartered outside the United States, or that derive at least 50% of their total revenue outside the United States.

     - Securities that are principally traded outside the United States, regardless of where the issuer of such securities is organized or headquartered or where its operations principally are conducted.

     -    Depositary receipts.

     - Securities of other investment companies investing primarily in such equity and equity-related foreign securities.

         The Investment Manager expects that the Funds' foreign investments will primarily be traded on recognized foreign securities exchanges. However, each Fund also may invest in securities that are traded only over-the-counter, either in the United States or in foreign markets, when the Investment Manager believes that such securities meet a Fund's investment criteria. The Funds also may invest in securities that are not publicly traded either in the United States or in foreign markets.

WHAT KINDS OF DEBT SECURITIES DOES THE BALANCED FUND INVEST IN?

         Debt securities which are eligible investments for the Fund include, but are not limited to the following: debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; debt securities issued or guaranteed by foreign national governments, their agencies or instrumentalities; debt securities issued or guaranteed by supranational organizations; and corporate debt securities.

         Debt securities include bonds and other debt instruments used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

         In general, most debt securities held by the Fund will be investment grade (i.e., rated by at least one major rating agency in one of its top four rating categories at the time of purchase or, if unrated,


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

INVESTMENT STRATEGIES, POLICIES AND RISKS


determined by the Investment Manager to be of comparable quality.) Investment grade means the issuer of the security is believed to have adequate capacity to pay interest and repay principal, although certain of such securities in the lower investment grades have speculative characteristics, and changes in economic conditions or other circumstances may be more likely to lead to a weakened capacity to pay interest and principal than would be the case with higher rated securities.

U.S. GOVERNMENT SECURITIES

         U.S. Government Securities are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentalities of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, securities such as those issued by the Federal National Mortgage Association ("FNMA") are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Securities such as those issued by the Federal Farm Credit Banks Funding Corporation are supported only by the credit of the entity that issued them.

MORTGAGE-RELATED SECURITIES

         Mortgage-related securities are securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans secured by real or commercial property, and include pass-through securities, collateralized mortgage obligations ("CMOs"), real estate mortgage conduits ("REMICS"), and adjustable rate mortgage securities ("ARMs"). There are currently three basis types of mortgage-related securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities such as the Government National Mortgage Association ("GNMA"); (ii) those issued by private issuers which represent an interest in or are collateralized by mortgage-related securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers which represent an interest in or are collateralized by whole mortgage loans or mortgage-related securities without a government guarantee.

ASSET-BACKED SECURITIES

         Asset-backed securities represent undivided fractional interests in a trust with assets consisting of a pool of domestic loans such as motor vehicle retail installment sales contracts or credit card receivables. Payments are typically made monthly, consisting of both principal and interest payments. Although generally rated AAA, it is possible that the securities could become illiquid or experience losses if guarantors or insurers default.

OTHER INVESTMENT PRACTICES

         The Funds may also employ the following investment techniques in pursuit of their investment objectives.

DO THE FUNDS BUY AND SELL FOREIGN CURRENCIES?

         The Investment Manager expects to purchase or sell foreign currencies primarily to settle foreign securities transactions. However, each Fund may also engage in currency management transactions (other than currency futures contracts in the case of the Europe Fund) to hedge currency exposure related to securities it owns or expects to purchase. A Fund may also hold foreign currency received in connection with investments in foreign securities when the Investment Manager believes the relevant exchange rates will change favorably and it would be better to convert the currency into U.S. dollars at a later date.

         For purposes of the percentage limitations on each Fund's investments in foreign securities, the term "securities" does not include foreign currencies. This means that a Fund's exposure to foreign currencies or multinational currencies such as the "Euro" may be greater than its percentage limitation on investments in foreign securities. Each Fund will incur costs in connection with conversions between various currencies, and gains in a particular securities market may be affected (either positively or negatively) by changes in exchange rates.

DO THE FUNDS HEDGE THEIR INVESTMENTS?

           For hedging purposes, each Fund may purchase options on stock indices and on securities it is authorized to purchase. If a Fund purchases a "put" option on a security, the Fund acquires the right to sell the security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). If a Fund purchases a "call" option on a security, it acquires the right to purchase the security at a specified price at any time during the term of the option (or on the option expiration date). An option on a stock index gives a Fund the right to receive a cash payment equal to the difference between the closing price of the index and the exercise price of the option. A Fund may "close out" an option before it is exercised or expires by selling an option of the same series as the option previously purchased.

         Each Fund may employ certain techniques to hedge against currency exchange rate fluctuations, changes in interest rates or general fluctuations in the value of its portfolio securities. The International Fund may hedge up to 100% of its total assets. These techniques include forward currency exchange contracts, currency options, futures contracts (and related options) (for the Europe Fund, only index futures contracts), and currency swaps.

         A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Currency options are rights to purchase or sell a specific currency at a future date at a specified price. Futures contracts are agreements to take or make delivery of an amount of cash equal to the difference between the value of the currency at the close of the last trading day of the contract and the contract price. Index futures contracts are agreements to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Currency swaps involve the exchange of rights to make or receive payments in specified currencies.

         Each Fund may cross-hedge currencies, which involves writing or purchasing options or entering into foreign exchange contracts on one currency to hedge against changes in exchange rates for a different currency, if the Investment Manager believes changes between the two currencies are correlated.

DO THE LARGE CAP GROWTH FUND, BIOTECHNOLOGY FUND, TAX MANAGED GROWTH FUND AND BALANCED FUND INVEST IN FOREIGN SECURITIES?

         The Large Cap Growth Fund may invest up to 20% of its total assets, the Tax Managed Growth Fund and the Biotechnology Fund may invest up to 25% of their total assets, and the Balanced Fund may invest


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

INVESTMENT STRATEGIES, POLICIES AND RISKS

up to 30% of its total assets, in foreign securities (but no more than 10% in any one foreign country). Such investments are not currently a principal investment technique for these Funds. However, if foreign securities present attractive investment opportunities, any one of these Funds may increase the percentage of its total assets in foreign securities, subject to the limits described above.

DO THE FUNDS, OTHER THAN THE EMERGING MARKETS FUND, INVEST IN EMERGING MARKETS?

         The International Growth Equity Fund and Global Small Cap Fund may each invest 30%, the Europe Fund 25%, the Global Technology Fund 20%, the Global Health Care Fund and Biotechnology Fund 15% and the Large Cap Growth Fund 10%, of their total assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Tax Managed Growth Fund may invest up to 5% of its total assets in companies organized or headquartered in emerging market countries. Such investments are not currently a principal investment technique for these Funds. However, if emerging markets present attractive investment opportunities, any one of these Funds may increase the percentage of its total assets in emerging markets, subject to the limits described above.

WHAT ARE THE FUNDS' PORTFOLIO TURNOVER RATES?

         Each Fund may invest in securities on either a long-term or short-term basis. The Investment Manager will sell a Fund's portfolio securities whenever it deems appropriate, regardless of the length of time the Fund has held the securities, and may purchase or sell securities for short-term profits. Turnover will be influenced by sound investment practices, each Fund's investment objective and the need for funds for the redemption of a Fund's shares.

         The Investment Manager anticipates that the annual portfolio turnover rate for the Balanced Fund will not exceed 150% during its first full year of operation. The portfolio turnover rate for the Tax Managed Growth Fund will reflect the Investment Manager's efforts to minimize the Fund's capital gains distributions and to enhance the after-tax returns of its shareholders; the Investment Manager may sell securities to realize capital losses to offset accumulated or future capital gains. See, "Financial Highlights" for the portfolio turnover rates of the other Funds.

         A high portfolio turnover rate would increase a Fund's brokerage commission expenses and other transaction costs, and may increase its taxable capital gains.

DO THE FUNDS INVEST IN OTHER INVESTMENT COMPANIES?

         The laws of some foreign countries may make it difficult or impossible for a Fund to invest directly in issuers organized or headquartered in those countries, or may limit such investments. The only practical means of investing in such companies may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. In these cases and in other appropriate circumstances, and subject to the restrictions referred to above regarding investments in companies organized or headquartered in foreign countries, each Fund may invest up to 10% of the value of its total assets in other investment companies but, no more than 5% of its total assets in any one investment company. Furthermore, no Fund may acquire more than 3% of the outstanding voting securities of any other investment company.

         If a Fund invests in other investment companies, it will bear its proportionate share of the other investment companies' management or administration fees and other expenses. At the same time, the Fund would continue to pay its own management fees and other expenses.

WHAT ARE THE FUNDS' INVESTMENT POLICIES IN UNCERTAIN MARKETS?

         When the Investment Manager believes a Fund should adopt a temporary defensive posture, including periods of international, political or economic uncertainty, a Fund may hold all or a substantial portion of its assets in investment grade debt securities. The securities may be debt obligations issued or guaranteed by the U.S. Government or foreign governments (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by corporate issuers. During these periods, a Fund may not achieve its investment objective.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT INVESTMENT PRACTICES?

         The Statement of Additional Information ("SAI") has more detailed information about the investment practices described in this Prospectus as well as information about other investment practices used by the Investment Manager.

CHANGING THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

         Each Fund's investment objective of long-term capital appreciation and current income, in the case of the Balanced Fund, is a fundamental policy that may not be changed without stockholder approval. However, except as otherwise indicated in this Prospectus or the SAI, each Fund's other investment policies and restrictions are not fundamental and may be changed without stockholder approval.

         The various percentage limitations referred to in this Prospectus and the SAI apply immediately after a purchase or initial investment. Except as specifically indicated to the contrary, a Fund is not required to sell any security in its portfolio as a result of a change in any applicable percentage resulting from market fluctuations.

INVESTMENT RISKS

         Your investment in the Funds is subject to a variety of risks, including those described below. See the SAI for further information about these and other risks.

EQUITY INVESTMENTs

         The prices of equity securities fluctuate based on changes in the issuer's financial condition and prospects on overall market and economic conditions.

DEBT SECURITIES

         The yield and price of a debt security changes daily based on changes in interest rates and market conditions, and in response to other economic, political or financial events.


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

INVESTMENT STRATEGIES, POLICIES AND RISKS


         The following are some of the more common risk factors associated with investments in debt securities:

         INTEREST RATE RISK. The change in the prices of debt securities that accompany changes in the overall level of interest rates. Debt securities have varying levels of sensitivity to changes in interest rates. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds, lower quality bonds and zero coupon bonds are generally more sensitive to interest rate changes.

         CREDIT RISK. The chance that a Fund's holdings will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income level and share price. By definition, lower-rated securities carry a higher credit risk.

         GEOGRAPHIC RISK. The chance of price declines resulting from developments in a single foreign country.

         CALL RISK. Debt obligations may be issued with a call feature (call features include a date on which the issuer has reserved the right to redeem the obligation prior to maturity). An obligation may be called for redemption before the Fund would otherwise choose to eliminate it from its portfolio holdings. A call may also reduce an obligation's yield to maturity.

         PREPAYMENT RISK. Mortgage-related and asset-backed securities are subject to prepayment risk. Such securities may be prepaid prior to maturity, and hence the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require the Fund to reinvest the proceeds at a lower interest rate. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment.

SPECIFIC INDUSTRIES

         Because the Global Technology Fund, Global Health Care Fund and Biotechnology Fund each focus on a single industry, each will be more susceptible than other diversified funds to market and other conditions affecting that industry. These conditions include competitive pressures affecting the companies' financial condition, rapid product obsolescence, dependence on extensive research and development, aggressive pricing and greater sensitivity to changes in governmental regulation and policies. As a result, the net assets of these Funds may be more volatile than an investment company with a more broadly diversified portfolio.

SMALL COMPANIES

         Investments in small companies may involve greater risks than investments in larger companies, and may be speculative. The securities of small companies, as a class, have had periods of more favorable results, and periods of less favorable results, than securities of larger companies as a class. In addition, small companies in which a Fund may invest may have limited or unprofitable operating histories, limited financial resources and inexperienced management. They often face competition from larger or more established firms that have greater resources. Small companies may have less ability to raise additional capital, and may have a less diversified product line (making them susceptible to market pressure), than larger companies. Securities of small and unseasoned companies are often less liquid than securities of larger companies and are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements. Selling these securities may take an extended period of time. As a result, to the extent a Fund invests in small companies, its net asset value may be more volatile than would otherwise be the case.

FOREIGN SECURITIES

         Investing in foreign securities involves significant risks, some of which are not typically associated with investing in securities of U.S. issuers. For example, the value of investments in such securities may fluctuate based on changes in the value of one or more foreign currencies relative to the U.S. dollar. In addition, information about foreign issuers may be less readily available than information about domestic issuers. Foreign issuers generally are not subject to accounting, auditing and financial reporting standards, or to other regulatory practices and requirements, comparable to U.S. issuers. Furthermore, certain foreign countries may be politically unstable, expropriate or nationalize assets, revalue currencies, impose confiscatory taxes, and limit foreign investment and use or removal of funds or other assets of a Fund (including the withholding of dividends and limitations on the repatriation of currencies). A Fund may also face difficulties or delays in obtaining or enforcing judgments.

         Most foreign securities markets have substantially less volume than U.S. markets, and the securities of many foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. There is generally less government regulation of securities markets, securities exchanges, securities dealers, and listed and unlisted companies in foreign countries than in the United States. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have not been able to keep pace with the volume of securities transactions, making it difficult to conduct and complete transactions. In addition, the costs associated with transactions in securities of foreign companies and securities traded on foreign markets, and the expense of maintaining custody of these securities with foreign custodians, generally are higher than in the U.S.

         Because certain of the Funds may invest more than 25% of their total assets in the securities of companies organized or headquartered in France, Germany, Japan or the United Kingdom, these Funds may be subject to increased risks due to political, economic, social or regulatory events in those countries.

EMERGING MARKETS

         Investments in emerging markets involve additional risks. The securities markets of emerging market countries are substantially smaller, less developed, less liquid, and more volatile than U.S. and other developed foreign markets. Disclosure and regulatory standards are less stringent. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and of the activities of investors in such markets, and enforcement of existing regulations has been limited.

         Economies in emerging market countries generally depend heavily on international trade. They may be affected adversely by the economic conditions of the countries with which they trade, as well as by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by these countries. In


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

INVESTMENT STRATEGIES, POLICIES AND RISKS


many cases, governments of emerging market countries continue to exercise significant control over the economies of these countries. In addition, some of these countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. There is a greater possibility of confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. Unanticipated political or social developments may also affect the value of a Fund's investments in those countries.

OPTIONS, CURRENCY HEDGING AND CURRENCY MANAGEMENT

         Stock options involve a number of risks. They may be more volatile than the underlying stock. Options and securities markets could not be precisely correlated, so that a given transaction may not achieve its objective. In addition, the secondary market for particular options may not be liquid for a variety of reasons. When trading options on foreign exchanges, many of the protections afforded to participants in the United States will not be available. A Fund could lose the amount of the option premium plus transaction costs.

         A Fund's currency management techniques involve risks different from investments in U.S. dollar-denominated securities. If a Fund invests in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk than would otherwise be the case. Transactions in currency futures contracts, options on currency futures contracts and index futures contracts involve risks similar to those of options on securities; in addition, the Fund's potential loss in such transactions is unlimited.

         The use of hedging and currency management techniques is a highly specialized activity, and the success of any such operations by a Fund is not assured. Gains and losses in such transactions depend upon the Investment Manager's ability to predict correctly the direction of stock prices, interest rates, currency exchange rates, and other economic factors. Although such operations could reduce the risk of loss due to a decline in the value of the hedged security or currency, they could also limit the potential gain from an increase in the value of the security or currency.

NON-DIVERSIFICATION

         The Global Technology Fund, Global Health Care Fund, Biotechnology Fund, International Growth Equity Fund and Europe Fund are non-diversified within the meaning of the Investment Company Act of 1940. Each may invest a greater percentage of its assets in the securities of any single issuer than diversified funds, and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than diversified funds. However, in order to meet the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company, a Fund must diversify its holdings so that, at the end of each quarter of its taxable year,
(i) at least 50% of the market value of its assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and representing not more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than the U.S. Government or other regulated investment companies).

GEOGRAPHIC CONCENTRATION

         The Europe Fund will invest in companies located in both EMU and non-EMU European countries. Investments in EMU countries involve certain risks. The EMU's objective is to create a single, unified market through which people, goods, and money can move freely. Participation in the EMU is based on countries meeting certain financial criteria outlined in the treaty creating the EMU. The transition to the EMU may be troubled as eleven separate nations adjust to the reduction in flexibility, independence, and sovereignty that the EMU requires. High unemployment and a sense of "deculturalization" within the general public of the participating countries could lead to political unrest and continuing labor disturbances.


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

ORGANIZATION AND MANAGEMENT


THE FUNDS AND THE INVESTMENT MANAGER

         The International Growth Equity Fund is a series of Dresdner RCM Capital Funds, Inc. (the "Capital Company"). The Europe Fund is a series of Dresdner RCM Investment Funds Inc. (the "Investment Company"). The other Funds are series of Dresdner RCM Global Funds, Inc. (the "Global Company"). The Global Company, the Capital Company and the Investment Company are incorporated in Maryland as open-end management investment companies.

         Dresdner RCM Global Investors LLC, with principal offices at Four Embarcadero Center, San Francisco, California 94111, is the investment manager of the Funds. The Investment Manager manages each Fund's investments, provides various administrative services, and supervises each Fund's daily business affairs.

         The Investment Manager provides investment supervisory services to institutional and individual clients. It was established in December of 1998 and is the successor to the business of its holding company, Dresdner RCM Global Investors US Holdings LLC. The Investment Manager was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. The Investment Manager is an indirect wholly owned subsidiary of Dresdner Bank AG ("Dresdner"), an international banking organization with principal executive offices in Frankfurt, Germany.

THE PORTFOLIO MANAGERS

LARGE CAP GROWTH FUND

         Seth A. Reicher, CFA and Mary M. Bersot, CFA, are primarily responsible for the day-to-day management of the Large Cap Growth Fund. Mr. Reicher is a Managing Director of the Investment Manager, with which he has been associated since 1993. He has participated in the management of equity portfolios on behalf of the Investment Manager since 1993. Ms. Bersot is a Managing Director of the Investment Manager, with which she has been associated since 1999. From 1990 - 1999, prior to joining Dresdner RCM, she worked for McMorgan & Co. as a Senior Vice President managing the Taft Hartley Funds as well as a balanced mutual fund. Mr. Reicher and Ms. Bersot are Co-Chief Investment Officers of U.S. large cap growth equities at Dresdner RCM.

TAX MANAGED GROWTH FUND

         M. Brad Branson, CFA and Joanne L. Howard, CFA are primarily responsible for the day-to-day management of the Tax Managed Growth Fund. Mr. Branson is a Director of the Investment Manager, with which he has been associated since 1993. He has participated in the management of portfolios on behalf of the Investment Manager since 1993. Ms. Howard is a Managing Director of the Investment Manager, with which she has been associated since 1992. She has participated in the management of portfolios on behalf of the Investment Manager since 1993.

GLOBAL HEALTH CARE FUND
AND BIOTECHNOLOGY FUND

         Faraz Naqvi M.D. and Michael Dauchot M.D. are primarily responsible for the day-to-day management of the Global Health Care Fund and Biotechnology Fund. Dr. Naqvi is a Director of the Investment Manager, with which he has been associated since 1998. From 1996-1998 he served as an analyst at Montgomery Securities focusing on biotechnology and pharmaceutical companies. From 1994-1996 he served as a healthcare consultant for McKinsey & Company. Dr. Dauchot is a

Director of the Investment Manager, with which he has been associated since 1999. From 1996-1999, he served as an equity junior analyst in the field of medical technology for Robertson Stephens & Co. From 1991-1995 he served as a physician in the Immediate Care Facility at Hammond Clinic in Munster, Indiana.

BALANCED FUND

         David W. Hays, CFA and Mary M. Bersot, CFA, are primarily responsible for the day-to-day management of the Dresdner RCM Balanced Fund. Mr. Hays, who manages the fixed-income portion of the Fund's portfolio, is a Director of the Investment Manager, with which he has been associated since 1995. Prior to that time, he served as a Vice President and Fixed-Income Portfolio Manager at CSI in Chicago, Illinois. He has participated in the management of portfolios on behalf of the Investment Manager since 1995. Ms. Bersot, who manages the equity portion of the Fund's portfolio, is a Managing Director of the Investment Manager, with which she has been associated since 1999. From 1990- 1999, prior to joining Dresdner RCM, she worked for McMorgan & Co. as a Senior Vice President managing Taft Hartley Funds as well as a balanced mutual fund.

GLOBAL SMALL CAP FUND

         Timothy M. Kelly, CFA and David S. Plants are primarily responsible for the day-to-day management of the Global Small Cap Fund. Mr. Kelly is a Managing Director of the Investment Manager, with which he has been associated since 1995. Before joining Dresdner RCM, he received an MBA from The University of Chicago Graduate School of Business with concentrations in accounting and finance. He has participated in the management of portfolios on behalf of the Investment Manager since 1995. Mr. Plants is a Director of the Investment Manager, with which he has been associated since 1993. He has participated in the management of portfolios on behalf of the Investment Manager since 1993.

GLOBAL TECHNOLOGY FUND

         Huachen Chen and Walter C. Price are primarily responsible for the day-to-day management of the Technology Fund. They are both Managing Directors of the Investment Manager, with which they have been associated since 1985 and 1974, respectively. They have managed equity portfolios on behalf of the Investment Manager since 1985.

INTERNATIONAL GROWTH EQUITY FUND
AND EMERGING MARKETS FUND

         William S. Stack and Steven C. Laughton are primarily responsible for the day-to-day management of the International Fund. Mr. Stack and Ana Wiechers-Marshall are primarily responsible for the day-to-day management of the Emerging Markets Fund. Mr. Stack is a Senior Managing Director of the Investment Manager, with which he has been associated since 1994, and is a member of its Board of Managers. Mr. Laughton is a Director of the Investment Manager, with which he has been associated since 1995. He has participated in the management of equity portfolios on behalf of the Investment Manager since 1995. Prior to joining Dresdner RCM, he served as the Director of Equities Research at Koeneman Capital Management in Singapore. Ms. Wiechers-Marshall is a Director of the Investment Manager, with which she has been associated since 1995. From 1993 to 1995 she was employed by Bank of America where she served as Latin America Regional Manager. She has participated


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

ORGANIZATION AND MANAGEMENT


in the management of portfolios on behalf of the Investment Manager since 1995.

EUROPE FUND

         Barbel Lenz and David S. Plants are primarily responsible for the day-to-day management of the Europe Fund. Ms. Lenz is a Director of the Investment Manager, with which she has been associated since 1997. She joined the Investment Manager as a Senior Research Specialist for European Equities and as a portfolio manager. From 1995 to 1997 she served as an Assistant Vice President at Dresdner Kleinwort Benson North America LLC. Mr. Plants is a Director of the Investment Manager, with which he has been associated since 1993. He has participated in the management of portfolios on behalf of the Investment Manager since 1993.

THE INVESTMENT MANAGER'S
COMPOSITE PERFORMANCE

         The following table sets forth the Investment Manager's balanced composite performance data relating to the historical performance of institutional private accounts managed by the Investment Manager, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Balanced Fund. The composite data is provided to illustrate the past performance of the Investment Manager in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the Balanced Fund. Investors should not consider this performance data as an indication of future performance of the Balanced Fund or of the Investment Manager.

         All information set forth in the table below relies on data supplied by the Investment Manager or from statistical services, reports or other sources believed by the Investment Manager to be reliable.

         All returns presented below are time weighted rates of return net of costs and have been presented net of investment management fees. The Investment Manager's composite includes all actual, fee-paying, discretionary institutional private accounts managed by the Investment Manager that have investment objectives, policies, strategies and risks substantially similar to those of the Balanced Fund. The Investment Manager values all eligible institutional private client accounts each month on a trade date basis. To calculate the monthly composite rate of return, the market values, investment income, and additions and withdrawals of capital are summed for all eligible private client accounts. The summed data is used to calculate the total composite return weighted by each private client account's asset size. The annualized composite rates of return are calculated by linking the monthly composite rates of return. Since January 1, 1989, additions and withdrawals are day weighted. Prior to this date, additions and withdrawals were assumed to occur on the last day of the month.

         The institutional private accounts that are included in the Investment Manager's composite are not subject to the same types of expenses to which the Balanced Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Balanced Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Investment Manager's composite could have been adversely affected if the institutional private accounts included in the composite had been subject to the same expenses as the Balanced Fund or had been regulated as investment companies under the federal securities laws. In addition, the SEC uses a different methodology from that described above to calculate performance, which could result in different performance data.

         The results presented below may not necessarily equate with the return experienced by any particular account as a result of the timing of investments and redemptions. In addition, the effect of taxes on any account will depend on the client's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

         The investment results presented below are not intended to predict or suggest the returns that might be experienced by the Balanced Fund or an individual investing in the Balanced Fund.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     ANNUALIZED
                                                                                                                    RETURN SINCE
                                                                    ANNUALIZED        ANNUALIZED       ANNUALIZED     INCEPTION
                                                        ONE YEAR    THREE YEARS       FIVE YEARS       TEN YEARS    (12/31/72)
                                                        THROUGH      THROUGH           THROUGH          THROUGH        THROUGH
                                                        12/31/99     12/31/99          12/31/99         12/31/99      12/31/99
-------------------------------------------------------------------------------------------------------------------------------
BALANCED COMPOSITE (NET OF FEES)                         29.23%        27.36%           24.89%           16.57%         13.07%
-------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                            21.04%        27.56%           28.55%           18.20%         13.89%
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Government Corporate Bond Index         (2.15%)         5.54%            7.60%            7.66%          8.65%
-------------------------------------------------------------------------------------------------------------------------------
Balanced Benchmark(1)                                    11.40%        18.68%           20.03%           14.08%         12.06%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Balanced Benchmark is composed of 60% of the S&P 500 Index and 40% of the Lehman Brothers Government Corporate Bond Index.

     The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fee, brokerage commissions, or other expenses of investing.

     The Lehman Brothers Government Corporate Bond Index is an unmanaged market-weighted index consisting of all public obligations of the U.S. Government, its agencies and instrumentalities, and all corporate issuers of fixed rate, non-convertible, investment grade U.S. dollar denominated bonds having maturities of greater than one year. It is generally regarded as representative of the market for domestic bonds. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions or markups, or other expenses of investing.


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
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

ORGANIZATION AND MANAGEMENT


MANAGEMENT FEES AND OTHER EXPENSES

         Each Fund pays the Investment Manager a fee pursuant to an investment management agreement. The Global Technology Fund and the Emerging Markets Fund each pay a monthly fee to the Investment Manager at the annual rate of 1.00% of its average daily net assets. The Europe Fund pays a monthly fee to the Investment Manager at the annual rate of 1.00% of its average daily net assets up to and including $100 million and 0.80% of its average daily net assets in excess of $100 million. The International Growth Equity Fund pays a monthly fee to the Investment Manager at the annual rate of 0.75% based on its average daily net assets.

         Each of the other Funds pays a monthly fee to the Investment Manager based on its average daily net assets, as described below.

         Each Fund is responsible for its own expenses. These include brokerage and commission expenses, taxes, interest charges on borrowings (if any), custodial charges and expenses, investment management fees, and other operating expenses (e.g., legal and audit fees, securities registration expenses, and compensation of directors who are not affiliated with the Investment Manager). These expenses are allocated to each class of shares based on the assets of each class. In addition, each class also bears certain class-specific expenses, such as Rule 12b-1 expenses payable by each Fund's Class N shares.

-----------------------------------------------------------------------------------------------------------------------------------
                                            GLOBAL SMALL CAP FUND
                                            GLOBAL HEALTH CARE FUND            LARGE CAP            TAX MANAGED          BALANCED
 AVERAGE DAILY NET ASSETS                     BIOTECHNOLOGY FUND              GROWTH FUND           GROWTH FUND           FUND
 The first $500 million                            1.00%                         0.70%                 0.75%               0.65%
 Above $500 million and below $1 billion           0.95%                         0.65%                 0.70%               0.60%
 Above $1 billion                                  0.90%                         0.60%                 0.65%               0.55%
-----------------------------------------------------------------------------------------------------------------------------------

To limit the expenses of each Fund, the Investment Manager has agreed to pay each Fund on a quarterly basis the amount, if any, by which the Fund's ordinary operating expenses for the quarter (except interest, taxes and extraordinary expenses) exceed the following expense ratios on an annual basis through the dates indicated:

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       EXPENSE LIMITS
  FUND                                                                                            THROUGH DECEMBER 31, 2000
  LARGE CAP GROWTH FUND
      Class I shares                                                                                          0.95%
      Class N shares                                                                                          1.20%
  TAX MANAGED GROWTH FUND
      Class I shares                                                                                          1.25%
      Class N shares                                                                                          1.50%
  BIOTECHNOLOGY FUND
      Class N shares                                                                                          1.50%
  BALANCED FUND
      Class I shares                                                                                          0.90%
  GLOBAL SMALL CAP FUND
      Class I shares                                                                                          1.50%
      Class N shares                                                                                          1.75%
  GLOBAL TECHNOLOGY FUND
      Class I shares                                                                                          1.50%
      Class N shares                                                                                          1.75%
  GLOBAL HEALTH CARE FUND
      Class N shares                                                                                          1.50%
  INTERNATIONAL GROWTH EQUITY FUND
      Class I shares                                                                                          1.00%
      Class N shares                                                                                          1.25%
  EMERGING MARKETS FUND
      Class I shares                                                                                          1.50%
      Class N shares                                                                                          1.75%

                                                                                                       EXPENSE LIMITS
  EUROPE FUND                                                                                     THROUGH DECEMBER 31, 2002
      Class I shares                                                                                          1.35%
      Class N shares                                                                                          1.60%
----------------------------------------------------------------------------------------------------------------------------------

A Fund may reimburse the Investment Manager for such payments for a period of up to five years after they are made, to the extent that the Fund's ordinary operating expenses are less than the expense limit.


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

ORGANIZATION AND MANAGEMENT


THE DISTRIBUTOR

         Funds Distributor, Inc. (the "Distributor"), with principal offices at 60 State Street, Suite 1300, Boston, Massachusetts 02109, acts as distributor of each class of shares of the Funds. The Distributor provides mutual fund distribution services to registered investment companies, and is an indirect wholly owned subsidiary of Boston Institutional Group, Inc., which is not affiliated with the Investment Manager or Dresdner.

         The Capital Company and the Global Company have adopted distribution and service plans (the "Capital Plan" and the "Global Plan") and the Investment Company has adopted a distribution plan (with the Capital Plan and the Global Plan, the "Plans"), for their Class N shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, each Fund pays the Distributor an annual fee of up to 0.25% of the average daily net assets of its Class N shares as reimbursement for certain expenses actually incurred by the Distributor in providing distribution and, in the case of the Capital Plan and Global Plan, also providing shareholder support services to such shares. These expenses include advertising and marketing expenses, payments to broker-dealers and others who have entered into agreements with the Distributor, the expenses of preparing, printing and distributing the Prospectus to persons who are not already stockholders, and indirect and overhead costs associated with the sale of Class N shares. If in any month the Distributor is due more for such services than is immediately payable because of the expense limitation under the Plans, the unpaid amount is carried forward from month to month while the Plan is in effect until it can be paid. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

STOCKHOLDER INFORMATION

BUYING SHARES

         For your convenience, we offer several ways to start and add to Fund investments.

OPENING YOUR ACCOUNT BY INVESTING
THROUGH A FINANCIAL PROFESSIONAL

         If you work with a financial professional, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If you do not hold your Fund investment in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions below for investing directly.

         You may also purchase shares through certain brokers which have entered into selling group agreements with the Distributor. Brokers may charge a fee for their services at the time of purchase or redemption.

OPENING YOUR ACCOUNT DIRECTLY

         You may establish accounts without the help of an intermediary as follows:

     - Choose the Fund in which you wish to invest. Determine the amount you are investing. The minimum initial and subsequent investment requirements for each class of each Fund are as follows:

                                                                  CLASS N                        CLASS I
------------------------------------------------------------------------------------------------------------
   Minimum Initial Investment                                     $5,000                         $250,000
------------------------------------------------------------------------------------------------------------
   Minimum Subsequent                                               $250                          $50,000
   Investment
------------------------------------------------------------------------------------------------------------
   IRA Account Minimum                                            $2,000                         $250,000*
   Initial Investment
------------------------------------------------------------------------------------------------------------
   IRA Account Minimum                                              $250                           $2,000
   Subsequent Investment
------------------------------------------------------------------------------------------------------------

*Rollovers only

     - The Funds reserve the right at any time to waive, increase or decrease the minimum requirements applicable to initial or subsequent investments. Minimum subsequent investment requirements do not apply to investors purchasing shares through the Funds' automatic dividend reinvestment plan. In addition, minimum initial investments may vary for investors purchasing shares through a broker-dealer or other intermediary having a service agreement with the Investment Manager and maintaining an omnibus account with the Fund.


     - Complete the account application accompanying this Prospectus. Please apply at this time for any account privileges you may want to use in the future, to avoid the delays associated with adding them later on. To add or change account privileges or to re-register an existing account, please speak with a Fund representative at 1-800-726-7240 to determine the additional documentation that will be required.


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

STOCKHOLDER INFORMATION


     -    Mail your completed application to:
          Dresdner RCM Global Funds
          P.O. Box 8025
          Boston, MA 02266-8025

     -    For overnight delivery, mail your completed application to:
          Attn: Boston Financial Data Services
          Dresdner RCM Global Funds
          66 Brooks Drive
          Braintree, MA 02184

         For answers to any questions, please speak with a Fund Representative at 1-800-726-7240.

         We reserve the right to reject any purchase of shares at our sole discretion. We also reserve the right to cancel any purchase order for which payment has not been received by the third business day following the order.

         Confirmation statements showing transactions in your account and a summary of the status of the account serve as evidence of ownership of shares of the Fund. We will forward a confirmation statement to you on receipt of a proper order.

INVESTING IN YOUR ACCOUNT

BY WIRE

     - Make sure you have established an account by mailing an application as explained above.

     - Call 1-800-726-7240 to obtain your account number and to place a purchase order. Money that is wired without a purchase order will be returned uninvested.

     - After placing your purchase order, instruct your bank to wire the amount of your investment to:

          State Street Bank and Trust Company
          Routing number: 011000028
          Account number:  9905-268-0
          FCC: your account number, name of registered owner(s) and Fund name

BY CHECK

     - Make out a check (bank or certified) or money order for the investment amount payable to Dresdner RCM [insert the name of the Fund]. Please note: No third party checks will be accepted.

     -    Mail the check with your completed application to the Fund at:
          Dresdner RCM Global Funds
          P.O. Box 8025
          Boston, MA 02266-8025

     -    For overnight delivery, mail your completed application to:
          Attn: Boston Financial Data Services
          Dresdner RCM Global Funds
          66 Brooks Drive
          Braintree, MA 02184

ADDING TO YOUR ACCOUNT

 BY WIRE

     - Call the Fund at 1-800-726-7240 to place a purchase order. Money that is wired without a purchase order will be returned uninvested.

     - Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

BY CHECK

     - Make out a check for the investment amount payable to Dresdner RCM [insert the name of the Fund]. Please note: No third party checks will be accepted.

     -    Mail the check with a completed investment slip to the Fund at:
          Dresdner RCM Global Funds
          P .O. Box 8025
          Boston, MA 02266-8025

     - For overnight delivery, mail the check with a completed investment slip to:
          Attn: Boston Financial Data Services
          Dresdner RCM Global Funds
          66 Brooks Drive
          Braintree, MA 02184

         If you do not have an investment slip, write your account number on the check.

WITH SECURITIES

         At its discretion, each Fund may accept securities of equal value instead of cash in payment of all or part of the subscription price for Fund shares. Contact the Fund in advance to discuss the securities in question and the documentation necessary to complete the transaction. Any such securities:

     - Will be valued at the close of regular trading on the New York Stock Exchange on the day of acceptance of the subscription in accordance with the Fund's method of valuing its securities;

     -    Will have a tax basis to the Fund equal to such value;

     -    Must not be restricted securities; and

     - Must be permitted to be purchased in accordance with the Fund's investment objective and policies and must be securities that the Fund would be willing to purchase at that time.

BY ELECTRONIC TRANSFER (ACH)

         This service allows for regular investments once an account is established by simply authorizing the automatic withdrawal of funds from a bank account into a specified Fund. The minimum investment pursuant to this plan is $250 for Class N and $50,000 for Class I. Complete the appropriate section of the account application indicating the amount of the automatic monthly investment. The bank must be a member of the Automated Clearing House.

SELLING SHARES

BY PHONE - WIRE PAYMENT

     - Call the Fund at 1-800-726-7240 to verify that the wire redemption privilege via telephone is in place on your account. If it is not, a representative can help you add it. You will be required to provide a signature guaranteed letter of instruction signed by all registered owners, accompanied by a voided check.

     -    Place your wire request.

BY PHONE - CHECK PAYMENT

     - Call the Fund at 1-800-726-7240 to verify that you have telephone redemption privileges and place your request. Once your request has been verified, a check for the net cash amount (net of any redemption fee, if applicable), payable to the


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

STOCKHOLDER INFORMATION

          registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing and include a signature guarantee.

IN WRITING

     - Write a letter of instruction, signed by each registered owner or their duly authorized agent, that includes the following information:

               *    The name of the registered owner(s) of the account.
               *    The name of the Fund.
               *    The account number.
               *    The number of shares or the dollar amount you want to sell.
               * The recipient's name and address or wire information (if different from those of the account registration).
               *    A signature guarantee.

     -    Indicate whether you want the cash proceeds sent by check or by wire.

     - Make sure the letter is signed by all registered owners or their authorized parties. The Fund requires a signature guarantee.

     -    Mail the letter to the Fund.

BY ELECTRONIC TRANSFER (ACH)

     - Fill out the appropriate areas of the account application for this feature. To request an electronic transfer (not less than $50 nor more than $100,000), call 1-800-726-7240. Transfers of $50,000 or more will require a signature guarantee. The Fund will transfer your sales proceeds electronically to your bank account. The bank must be a member of the Automated Clearing House.

SIGNATURE GUARANTEES

         Certain requests must include a signature guarantee, which is designed to protect you and the Fund from fraudulent activities. Your request must be made in writing and include a signature guarantee if any of the following situations applies:

     -    You wish to redeem more than $50,000 worth of shares.

     - The check is being mailed to an address different from the one on your account (address of record).

     - The check is being made payable to someone other than the account owner.

     -    You are instructing us to change your bank account information.

     -    You wish to add or change your account privileges.

     -    You wish to change the registration information on your account.

OTHER STOCKHOLDER SERVICES
AND ACCOUNT POLICIES

TELEPHONE ORDERS

         We may accept telephone orders to buy or sell shares of the Funds. To order, call 1-800-726-7240. To guard against fraud, we may record telephone orders or take other reasonable precautions. However, if we do not take such steps to ensure the authenticity of an order, we may bear any loss if the order later proves fraudulent. At times of peak activity, such as during periods of volatile economic or market conditions, it may be difficult to place buy or sell orders by phone. During these times, consider sending your request in writing.

BUSINESS HOURS AND NAV CALCULATIONS

         Each Fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The price of each Fund's shares is based on its net asset value per share (NAV). Each Fund calculates its NAV every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). Shares of the Funds will not be priced on days on which the NYSE is closed for trading. A Fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing, the security is valued in accordance with the Fund's fair valuation procedures.

TIMING OF ORDERS

         Each Fund accepts orders until the close of trading on the NYSE every business day (normally 4:00 pm eastern time). Orders received before the close of trading on the NYSE are executed the same day at the Fund's NAV for that day. Orders received after the close of trading on the NYSE are executed the following day at that day's NAV. We have the right to suspend redemption of shares of the Funds and to postpone payment of proceeds for up to seven days or as permitted by law.

         We may suspend the right of redemption or postpone the date of payment for more than seven days after shares are tendered for redemption for any period during which

     - The New York Stock Exchange is closed (other than a customary weekend or holiday closing) or the SEC determines that trading thereon is restricted;

     - An emergency (as determined by the SEC) exists as a result of which disposal by the Fund of securities it owns is not reasonably practicable, or as a result of which it is not reasonably practical for the Fund fairly to determine the value of its net assets; or

     - The SEC, by order, permits such suspension for the protection of stockholders.

TIMING OF SETTLEMENTS

         When you buy shares of a Fund, you will become the owner of record when the Fund receives your payment, generally the day following execution. When you sell shares, cash proceeds are generally available the day following execution and will be forwarded according to your instructions.

         When you sell shares that you recently purchased by check, your order will be executed at the Fund's next NAV but the proceeds will not be available until your check clears. This may take up to 15 days from the purchase date. Upon execution of the redemption order, a confirmation statement will be forwarded to you indicating the number of shares sold and the proceeds thereof.

ACCOUNTS WITH BELOW-MINIMUM BALANCES

                If your account balance falls below the minimum ($5,000 for Class N shares and $250,000 for Class I shares) as a result of selling shares (and not because of Fund performance), each Fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 90 days after notification, we reserve the right to close out your account and send the proceeds to the address of record.


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

STOCKHOLDER INFORMATION


AUTOMATIC REINVESTMENT

         We will reinvest each income dividend and capital gain distribution declared on a class of shares of a Fund in full and fractional shares of the Fund of the same class, unless you or your duly authorized agent elect to receive all such payments, or only the dividend or distribution portions, in cash. We will base such reinvestment on the Fund's NAV as determined on the ex-dividend date. You or your authorized agent may request changes in the manner in which dividend and distribution payments are made by written notice to the Fund or by calling the Fund at 1-800-726-7240. This request will be effective as to any payment if it is received before the record date used for determining your payment. Any dividend and distribution election will remain in effect until you notify the Fund in writing to the contrary.

EXCHANGE PRIVILEGE

         You may exchange shares of either class of a Fund into shares of the same class of any other Fund offered by Dresdner RCM, without a sales charge or other fee (except redemption fee, if any), by contacting the Fund. You may also exchange Class N shares of a Fund into Class I shares of the same Fund or any other Fund offered by Dresdner RCM. Exchange purchases are subject to the minimum investment requirements of the class purchased. To keep Fund expenses low for all shareholders, the Funds will not allow frequent exchanges, purchases or sales of Fund shares. If a shareholder exhibits a pattern of frequent trading, each Fund reserves the right to refuse to accept further purchase or exchange orders from that shareholder. An exchange will be treated as a redemption and purchase for tax purposes.

         Shares will be exchanged at net asset value per share next determined after receipt by the Fund of:

     - A written request for exchange, signed by each registered owner or his or her duly authorized agent exactly as the shares are registered, which clearly identifies the exact names in which the account is registered, the account number and the number of shares or the dollar amount to be exchanged.

         Please note: exchanges in excess of $50,000 will require a signature guarantee. Exchanges will not become effective until all documents in the form required have been received by the Fund. If you have any questions, please contact the Fund.

         Please be sure to read carefully the prospectus of any other Fund into which you wish to exchange shares.

ACCOUNT STATEMENTS

         Stockholder accounts are opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements. Stockholders will also receive quarterly statements of the status of their accounts reflecting all transactions having taken place within that quarter.

REPORTS TO STOCKHOLDERS

         Each Fund's fiscal year ends on December 31. Each Fund will issue to its stockholders semi-annual and annual reports. In order to reduce duplicate mailings and printing costs, the Companies will provide one annual and semi-annual report and annual prospectus per household. Information regarding the tax status of income dividends and capital gains distributions will be mailed to stockholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

REDEMPTION

         Redemption payments will be made wholly in cash unless a Fund's Board of Directors believes that unusual conditions exist which would make such payment detrimental to the best interests of the Fund. Under these circumstances, payment of the redemption price could be made in whole or in part in portfolio securities. You would incur brokerage costs to sell such securities.

         Upon redemption of Tax Managed Growth Fund shares held for less than twelve consecutive months, a fee of 1.00% of the redemption proceeds will be charged and retained by the Fund. Redeeming stockholders may avoid this fee by presenting satisfactory proof of ownership of the redeemed shares for twelve consecutive months along with the redemption request. A determination by the Fund of the redemption fee's applicability is final. This fee is intended to compensate the Fund for transaction and other expenses caused by redemptions and to facilitate efficient portfolio management. The fee is not a deferred sales charge or a commission paid to the Distributor or the Investment Manager. The Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

DIVIDENDS, DISTRIBUTIONS AND TAXES

         Each Fund's dividends and distributions consist of most or all of its net investment income and net realized capital gains. The Balanced Fund typically pays income dividends four times a year (usually in April, July, October and December) and makes capital gains distributions once a year (usually in December). The remaining Funds typically pay dividends and distributions once a year in December. The amount depends on a Fund's investment results and its tax compliance situation.

         Dividends and distributions normally are reinvested in additional Fund shares. You may instruct your financial professional or the Fund to have them sent to you by check or credited to a separate account.

         If you are an individual (or certain other non-corporate stockholders), we have to withhold 31% of all dividends, capital gains distributions and redemption proceeds we pay to you if you: (a) have not given us a certified correct taxpayer identification number and (b) except with respect to redemption proceeds, have not certified that backup withholding does not apply. Amounts we withhold are applied to your federal tax liability, and you may obtain a refund from the Internal Revenue Service if withholding results in an overpayment of taxes. Distributions of taxable income and net capital gain to non-resident alien individuals, non-resident alien fiduciaries of trusts or estates, foreign corporations, or foreign partnerships may also be subject to U.S. withholding tax, although distributions of net capital gain to such stockholders generally will not be subject to withholding.


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

STOCKHOLDER INFORMATION


         A Fund may be required to pay income, withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%, which would reduce its investment income. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. A Fund may "pass through" to its stockholders the amount of foreign income taxes it pays, if it is in the best interests of stockholders. If a Fund does so, you will be required to include in your gross income your pro-rata share of foreign taxes it paid, and you will be able to treat such taxes as either an itemized deduction or a foreign credit against U.S. income taxes on your tax returns. If the Fund does not do so, you will not be able to deduct your share of such taxes in computing your taxable income and will not be able to take your share of such taxes as a credit against your U.S. income taxes.

         In general, selling shares for cash, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

--------------------------------------------------------------------------
TRANSACTION                                         TAX STATUS
--------------------------------------------------------------------------
Income dividends                                   Ordinary income
--------------------------------------------------------------------------
Short-term capital gains
distributions                                      Ordinary income
--------------------------------------------------------------------------
Long-term capital gains
distributions                                      Capital gains
--------------------------------------------------------------------------
Sales or exchanges of
shares owned for more
than one year                                      Capital gains or losses
--------------------------------------------------------------------------
Sales or exchanges of                              Gains are treated
shares owned for one year                          as ordinary income;
or less                                            losses are subject
                                                   to special rules
--------------------------------------------------------------------------

         Dividends and other distributions generally are taxable to you at the time they are received. However, dividends declared in October, November and December by the Funds and made payable to you in that month are treated as paid and are thereby taxable as of December 31, provided that the Fund pays the dividend no later than January 31 of the following year.

         If you purchase a Fund's shares shortly before the record date for a dividend or other distribution on those shares, you will pay full price for the shares. This is known as "buying a distribution" because you will receive some portion of your purchase price back as a distribution even though, because the amount of the dividend or other distribution reduces the shares' net asset value, it actually represents a return of invested capital. Depending on your taxpayer status, that distribution may be taxable.

         You will receive, after the end of each year, full information on dividends, capital gain distributions and other reportable amounts with respect to shares of a Fund for tax purposes. This includes information such as the portion taxable as capital gains and the amount of dividends, if any, eligible for the federal dividends-received deduction for corporate taxpayers.

         Foreign stockholders may be subject to special withholding requirements. A penalty is charged on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

         The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult your tax professional about your investment in a Fund.

FINANCIAL HIGHLIGHTS

         The following financial highlights tables show the Funds' financial performance. This information has been audited by PriceWaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request and incorporated by reference into the SAI.



                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

[this page left intentionally blank]

   FINANCIAL HIGHLIGHTS

   FOR A SHARE OUTSTANDING THROUGHOUT
   EACH FISCAL YEAR OR PERIOD ENDED DECEMBER 31

------------------------------------------------------------------------------------------------------------------------------------
                                                        LARGE CAP GROWTH FUND                             TAX MANAGED GROWTH FUND
                                              --------------------------------------------------    --------------------------------
                                                             CLASS I                     CLASS N           CLASS I         CLASS N
                                              --------------------------------------    ---------    ------------------    ---------
                                                1999      1998      1997     1996(3)     1999(9)       1999     1998(5)    1999(10)
------------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:(1)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $16.14    $12.53     $10.00    $10.00      $16.60      $10.00     $10.00     $10.34
------------------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)              (0.05)    (0.02)       0.01        --      (0.08)      (0.06)         --      (0.29)
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
      on investments                              6.95      5.51       3.17        --        6.45        5.28         --       5.13
------------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                 6.90      5.49       3.18        --        6.37        5.22         --       4.84
------------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
      From net investment income                    --    (0.01)     (0.01)        --          --      (0.21)         --      (0.21)
------------------------------------------------------------------------------------------------------------------------------------
      From net realized gain on investments     (3.97)    (1.87)     (0.64)        --      (3.97)      (0.02)         --      (0.02)
------------------------------------------------------------------------------------------------------------------------------------
      Total distributions                       (3.97)    (1.88)     (0.65)        --      (3.97)      (0.23)         --      (0.23)
------------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, END OF PERIOD                 $19.07    $16.14     $12.5     $10.00      $19.00      $14.99     $10.00      $14.95
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN(7)                                44.84%    44.11%     31.99%     0.00%      40.48%      52.44%      0.00%      47.07%
------------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in 000's)          $14,898    $7,935     $5,025    $4,000        $926      $1,499     $1,000        $759
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
------------------------------------------------------------------------------------------------------------------------------------
       With waiver & reimbursement(15)           0.95%     0.95%      0.95%     0.00%       1.20%       1.25%      0.00%(8)    1.50%
------------------------------------------------------------------------------------------------------------------------------------
       Without waiver & reimbursement(15)        2.45%     3.04%      2.63%        --      60.04%      14.36%         --      35.08%
------------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average
 net assets:
------------------------------------------------------------------------------------------------------------------------------------
      With waiver & reimbursement(15)          (0.26)%   (0.11)%      0.10%     0.00%(8)  (0.55)%     (0.47)%      0.00%(8)  (2.66)%
------------------------------------------------------------------------------------------------------------------------------------
      Without waiver & reimbursement(15)       (1.76)%   (2.20)%    (1.58)%        --    (59.39)%    (13.58)%         --    (36.24)%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                            109.29%    99.58%    119.87%     0.00%     109.29%      43.35%      0.00%      43.35%
------------------------------------------------------------------------------------------------------------------------------------

 (1)  Calculated using the average share method.
 (2)  Commencement of operations was December 27, 1995.
 (3)  Commencement of operations was December 31, 1996.
 (4)  Commencement of operations was December 30, 1997.
 (5)  Commencement of operations was December 31, 1998.
 (6) Stock split 10:1 at close of business on June 17, 1996. All prior period per share amounts were restated to reflect the stock split.
 (7) Total return measures the change in value of an investment over the period indicated. For periods less than one year, the total return is not annualized.
 (8)  Not annualized. Fund was in operation for less than five days.
 (9)  Commencement of operations was March 2, 1999.
 (10) Commencement of operations was February 12, 1999.
 (11) Commencement of operations was March 9, 1999.
 (12) Commencement of operations was January 20, 1999.
 (13) The operating expenses for the Dresdner RCM Europe Fund include certain non-recurring legal expenses of 0.46% and 0.32% of average net assets for the years ended December 31, 1998 and 1999, respectively, for which the insurance carrier has agreed to reimburse the Fund 0.78% ($800,000) of average net assets for the year ended December 31, 1999.
 (14) Commencement of operations was December 15, 1999.
 (15) Annualized for periods of less than one year.


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

   FINANCIAL HIGHLIGHTS

   FOR A SHARE OUTSTANDING THROUGHOUT
   EACH FISCAL YEAR OR PERIOD ENDED DECEMBER 31


-----------------------------------------------------------------------------------------------------------------------------------
                                                                            INTERNATIONAL GROWTH EQUITY FUND
                                                         ---------------------------------------------------------------------------
                                                                                  CLASS I                                  CLASS N
                                                         ------------------------------------------------------------      ---------
                                                             1999       1998       1997        1996(6)       1995          1999(11)
-----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:(1)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $14.98    $13.70       $12.72        $11.56        $10.00        $14.78
-----------------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income                                  0.02      0.06         0.06          0.04          0.12          0.01
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
      on investments                                         8.91      1.80         2.22          2.16          1.68          9.08
-----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                            8.93       1.86        2.28          2.20          1.80          9.09
 -----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------------------
      From net investment income                           (0.07)     (0.23)      (0.14)        (0.16)        (0.11)        (0.07)
-----------------------------------------------------------------------------------------------------------------------------------
      In excess of net investmnet income                   (0.10)         --          --            --            --        (0.09)
-----------------------------------------------------------------------------------------------------------------------------------
      From net realized gain on investments                (1.40)     (0.35)      (1.16)        (0.88)        (0.13)        (1.40)
-----------------------------------------------------------------------------------------------------------------------------------
      Total distributions                                  (1.57)     (0.58)      (1.30)        (1.04)        (0.24)        (1.56)
-----------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, END OF PERIOD                            $22.34     $14.98      $13.70        $12.72        $11.56        $22.31
 -----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN(7)                                           60.66%     13.81%      17.93%        19.31%        17.98%        62.48%
-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in 000's)                    $285,561   $121,975     $98,443       $52,605       $34,347        $1,738
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets:
-----------------------------------------------------------------------------------------------------------------------------------
      With waiver & reimbursement(15)                       1.00%      1.00%       1.00%         0.99%         0.75%         1.25%
-----------------------------------------------------------------------------------------------------------------------------------
      Without waiver & reimbursement(15)                    1.06%      1.06%       1.06%         1.25%         1.11%        10.89%
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets:
-----------------------------------------------------------------------------------------------------------------------------------
      With waiver & reimbursement(15)                       0.12%      0.37%       0.41%         0.32%         1.19%         0.07%
-----------------------------------------------------------------------------------------------------------------------------------
      Without waiver & reimbursement(15)                    0.06%      0.31%       0.35%         0.06%         0.83%       (9.56)%
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                       139.69%     84.49%     122.43%       119.09%        87.40%       139.69%
-----------------------------------------------------------------------------------------------------------------------------------

For footnote references, see page 49.


50


---------------------------------------------------------------------------------------------------------------
                                                                   BIOTECHNOLOGY FUND            BALANCED FUND
                                                          --------------------------------       -------------
                                                                         CLASS N                     CLASS I
                                                          --------------------------------          --------
                                                              1999        1998      1997(4)         1999(14)
---------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:(1)
---------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                       $11.44       $10.00      $10.00           $10.00
---------------------------------------------------------------------------------------------------------------
 Income from investment operations:
---------------------------------------------------------------------------------------------------------------
      Net investment income                                 (0.15)       (0.10)          --             0.01
---------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
      on investments                                         12.03         1.86          --             0.64
---------------------------------------------------------------------------------------------------------------
 Total from investment operations                            11.88         1.76          --             0.65
---------------------------------------------------------------------------------------------------------------
 Less distributions:
---------------------------------------------------------------------------------------------------------------
      From net investment income                                --           --          --               --
---------------------------------------------------------------------------------------------------------------
      In excess of net investmnet income                        --           --          --               --
---------------------------------------------------------------------------------------------------------------
      From net realized gain on investments                 (3.30)       (0.32)          --               --
---------------------------------------------------------------------------------------------------------------
      Total distributions                                       --           --          --               --
---------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, END OF PERIOD                             $20.02       $11.44      $10.00           $10.65
---------------------------------------------------------------------------------------------------------------
 TOTAL RETURN(7)                                           111.39%       17.76%          --            6.50%
---------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in 000's)                      $14,870       $3,911      $3,000           $1,009
---------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets:
---------------------------------------------------------------------------------------------------------------
      With waiver & reimbursement(15)                        1.50%        1.50%       0.01%(8)         0.90%
---------------------------------------------------------------------------------------------------------------
      Without waiver & reimbursement(15)                     4.53%        4.87%          --           41.29%
---------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets:
---------------------------------------------------------------------------------------------------------------
      With waiver & reimbursement(15)                      (1.09)%      (0.95)%       0.01%(8)         1.41%
---------------------------------------------------------------------------------------------------------------
      Without waiver & reimbursement(15)                   (4.12)%      (4.32)%          --         (38.97)%
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                        431.27%      127.21%       0.00%           59.94%
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
                                                                                GLOBAL SMALL CAP FUND
                                                          ----------------------------------------------------------------
                                                                                 CLASS I                         CLASS N
                                                          --------------------------------------------------     --------
                                                              1999          1998        1997         1996(3)     1999(11)
--------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:(1)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $12.37        $11.09        $10.00        $10.00       $11.63
--------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
--------------------------------------------------------------------------------------------------------------------------
      Net investment income                                (0.17)        (0.13)        (0.13)            --       (0.21)
--------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
      on investments                                        12.96          2.23          2.64            --        13.67
--------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                           12.79          2.10          2.51            --        13.46
--------------------------------------------------------------------------------------------------------------------------
 Less distributions:
--------------------------------------------------------------------------------------------------------------------------
      From net investment income                               --            --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
      In excess of net investmnet income                       --            --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
      From net realized gain on investments                (1.78)        (0.82)        (1.42)            --       (1.78)
--------------------------------------------------------------------------------------------------------------------------
      Total distributions                                      --            --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, END OF PERIOD                            $23.38        $12.37        $11.09        $10.00       $23.31
--------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN(7)                                          104.63%        19.29%        25.48%         0.00%      116.97%
--------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in 000's)                     $24,073      $ 5,479        $ 4,456       $ 4,000       $1,430
--------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets:
--------------------------------------------------------------------------------------------------------------------------
      With waiver & reimbursement(15)                       1.50%        1.75%          1.75%         0.00%(8)     1.75%
--------------------------------------------------------------------------------------------------------------------------
      Without waiver & reimbursement(15)                    4.10%         3.86%         3.09%            --       16.71%
--------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets:
--------------------------------------------------------------------------------------------------------------------------
      With waiver & reimbursement(15)                     (1.13)%       (1.03)%       (1.14)%         0.00%(8)   (1.49)%
--------------------------------------------------------------------------------------------------------------------------
      Without waiver & reimbursement(15)                  (3.73)%       (3.14)%       (2.49)%            --     (16.44)%
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                       161.61%       184.38%       153.49%         0.00%      161.61%
--------------------------------------------------------------------------------------------------------------------------


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

   FINANCIAL HIGHLIGHTS

   FOR A SHARE OUTSTANDING THROUGHOUT
   EACH FISCAL YEAR OR PERIOD ENDED DECEMBER 31

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            GLOBAL TECHNOLOGY FUND
                                                       -------------------------------------------------------------------------
                                                                                  CLASS I                               CLASS N
                                                       ----------------------------------------------------------     ----------
                                                           1999         1998       1997        1996      1995(2)        1999(12)
-----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:(1)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                     $21.40      $13.69      $12.60      $10.04     $10.00          $24.01
-----------------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                        (0.35)      (0.16)      (0.16)      (0.15)         --          (0.49)
-----------------------------------------------------------------------------------------------------------------------------------
           Net realized and unrealized gain (loss)
           on investments                                  39.54        8.44        3.46        2.80       0.04           36.99
-----------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                     39.19        8.28        3.30        2.65       0.04           36.50
-----------------------------------------------------------------------------------------------------------------------------------
      Less distributions:
-----------------------------------------------------------------------------------------------------------------------------------
           From net investment income                         --          --          --          --         --              --
-----------------------------------------------------------------------------------------------------------------------------------
           From net realized gain on investments          (1.38)      (0.57)      (2.21)      (0.09)         --          (1.38)
-----------------------------------------------------------------------------------------------------------------------------------
           Total distributions                                --          --          --          --         --              --
-----------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, END OF PERIOD                           $59.21      $21.40      $13.69      $12.60     $10.04          $59.13
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN(7)                                         182.95%      60.53%      27.08%      26.41%      0.40%         152.69%
-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in 000's)                   $197,897     $18,558      $6,950      $5,117       $954         $82,330
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
-----------------------------------------------------------------------------------------------------------------------------------
      With waiver & reimbursement(15)                      1.50%       1.75%       1.75%       1.73%      0.00%(8)        1.75%
-----------------------------------------------------------------------------------------------------------------------------------
      Without waiver & reimbursement(15)                   1.50%       2.49%       2.45%       7.75%         --           1.99%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets:
-----------------------------------------------------------------------------------------------------------------------------------
      With waiver & reimbursement(15)                    (1.02)%     (0.99)%     (1.15)%     (1.34)%    (0.02)%(8)      (1.32)%
-----------------------------------------------------------------------------------------------------------------------------------
      Without waiver & reimbursement(15)                 (1.02)%     (1.73)%     (1.86)%     (7.36)%         --         (1.56)%
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                      119.32%     265.99%     189.41%     155.58%      0.00%         119.32%
-----------------------------------------------------------------------------------------------------------------------------------

For footnote references, see page 49.

52


---------------------------------------------------------------------------------------------------------------
                                                                    GLOBAL HEALTH CARE FUND
                                                      -------------------------------------------------------
                                                                        CLASS I                     CLASS N
                                                      ---------------------------------------      ----------
                                                          1999           1998            1997       1996(3)
---------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:(1)
---------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                   $13.42         $11.65          $10.00       $10.00
---------------------------------------------------------------------------------------------------------------
 Income from investment operations:
---------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                      (0.11)         (0.09)          (0.06)           --
---------------------------------------------------------------------------------------------------------------
           Net realized and unrealized gain (loss)
           on investments                                 3.53           3.02            3.03           --
---------------------------------------------------------------------------------------------------------------
      Total from investment operations                    3.42           2.93            2.97
---------------------------------------------------------------------------------------------------------------
      Less distributions:
           From net investment income                       --             --              --           --
---------------------------------------------------------------------------------------------------------------
           From net realized gain on investments        (2.59)         (1.16)          (1.32)           --
---------------------------------------------------------------------------------------------------------------
           Total distributions                              --             --              --           --
---------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, END OF PERIOD                         $14.25         $13.42          $11.65       $10.00
---------------------------------------------------------------------------------------------------------------
 TOTAL RETURN(7)                                        28.74%         25.57%          30.00%        0.00%
---------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in 000's)                    $6,284        $5,487          $4,671       $4,000
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
---------------------------------------------------------------------------------------------------------------
      With waiver & reimbursement(15)                    1.50%          1.50%           1.50%        0.00%(8)
---------------------------------------------------------------------------------------------------------------
      Without waiver & reimbursement(15)                 4.85%          3.65%           2.93%           --
---------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets:
---------------------------------------------------------------------------------------------------------------
      With waiver & reimbursement(15)                  (0.81)%        (0.69)%         (0.55)%        0.00%(8)
---------------------------------------------------------------------------------------------------------------
      Without waiver & reimbursement(15)               (4.16)%        (2.84)%         (1.98)%           --
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                    393.83%        153.92%         157.65%        0.00%
---------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
                                                                   EMERGING MARKETS FUND
                                                        ----------------------------------------------------------
                                                                         CLASS I                          CLASS N
                                                        -----------------------------------------       ----------
                                                          1999            1998           1997(4)          1999(11)
------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:(1)
------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                    $9.06           $9.99           $10.00            $9.13
------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                      (0.01)            0.12               --           (0.06)
------------------------------------------------------------------------------------------------------------------
           Net realized and unrealized gain (loss)
           on investments                                 8.29          (0.97)           (0.01)             8.24
------------------------------------------------------------------------------------------------------------------
      Total from investment operations                    8.28          (0.85)           (0.01)             8.18
------------------------------------------------------------------------------------------------------------------
      Less distributions:
------------------------------------------------------------------------------------------------------------------
           From net investment income                       --          (0.08)               --               --
------------------------------------------------------------------------------------------------------------------
           From net realized gain on investments         (0.47)             --               --           (0.47)
------------------------------------------------------------------------------------------------------------------
           Total distributions                           (0.47)         (0.08)               --           (0.47)
------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, END OF PERIOD                          $16.87         $9.06             $9.99           $16.84
------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN(7)                                         92.12%        (8.50)%               --           90.31%
------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in 000's)                    $5,154         $2,734           $2,996             $299
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
------------------------------------------------------------------------------------------------------------------
      With waiver & reimbursement(15)                     1.50%          1.50%            0.01%(8)         1.75%
------------------------------------------------------------------------------------------------------------------
      Without waiver & reimbursement(15)                  9.33%          8.29%               --           79.18%
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets:
------------------------------------------------------------------------------------------------------------------
      With waiver & reimbursement(15)                   (0.13)%          1.23%               --          (0.68)%
------------------------------------------------------------------------------------------------------------------
      Without waiver & reimbursement(15)                (7.96)%        (5.56)%               --         (78.11)%
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                     215.64%        279.25%               --(8)       215.64%
------------------------------------------------------------------------------------------------------------------


                                                       -------------------------
                                                 [LOGO]Dresdner RCM Global Funds
                                                       -------------------------

   FINANCIAL HIGHLIGHTS

   FOR A SHARE OUTSTANDING THROUGHOUT
   EACH FISCAL YEAR OR PERIOD ENDED DECEMBER 31

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           EUROPE FUND
                                                                   -----------------------------------------------------------------
                                                                                             CLASS N
                                                                   -----------------------------------------------------------------
                                                                    1999(1)      1998(1)     1997(1)          1996(1)          1995
------------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                               $13.66       $12.59       $10.66           $9.20           $9.20
------------------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                                  (0.01)       (0.05)         0.01            0.03            0.07
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments          5.66         4.60         2.70            1.45          (0.07)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      5.65         4.55         2.71            1.48            0.00
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
      From net investment income                                        --       (0.17)       (0.06)          (0.02)              --
------------------------------------------------------------------------------------------------------------------------------------
      In excess of net investmnet income                            (0.02)           --           --              --              --
------------------------------------------------------------------------------------------------------------------------------------
      From net realized gain on investments                         (3.17)       (3.31)       (0.72)              --              --
------------------------------------------------------------------------------------------------------------------------------------
      Total distributions                                           (3.19)       (3.48)       (0.78)          (0.02)              --
------------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, END OF PERIOD                                     $16.12      $13.66        $12.59          $10.66           $9.20
------------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN(7)                                                    43.59%      37.23%        25.70%          15.87%           1.33%
------------------------------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in 000s)                               $67,910    $191,338      $176,414        $149,299        $128,932
------------------------------------------------------------------------------------------------------------------------------------
      With waiver and reimbursement                                  1.03%          --            --              --              --
------------------------------------------------------------------------------------------------------------------------------------
      Without waiver and reimbursement                               2.01%       1.97%         1.30%           1.42%           1.51%
------------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets:(13)
------------------------------------------------------------------------------------------------------------------------------------
      With waiver and reimbursement                                (0.11)%          --            --              --              --
------------------------------------------------------------------------------------------------------------------------------------
      Without waiver and reimbursement                             (1.08)%     (0.31)%         0.06%           0.33%           0.76%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                                202.90%     114.00%        85.00%          51.00%          40.00%
------------------------------------------------------------------------------------------------------------------------------------

For footnote references, see page 49.

NOTES

NOTES

NOTES

For more information about Dresdner RCM Global Funds, Dresdner RCM Capital Funds and Dresdner RCM Investment Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

         The Funds' annual and semi-annual reports to shareholders contain detailed information on each Fund's investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

         The SAI provides more detailed information about the Funds, including operations and investment policies. It is incorporated by reference and is legally considered as part of this Prospectus.

         You can get free copies of the reports and the SAI, or request other information and discuss your questions about the Funds, by contacting us at:

                      Dresdner RCM Global Funds
                      P.O. Box 8025
                      Boston, MA 02266-8025
                      1-800-726-7240
                      www.DRCMFunds.com

         You can review the Funds' Reports and SAIat the Public Reference Room of the Securities and Exchange Commission. You can also get copies:

                   - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330 or by email (publicinfo@sec.gov).

                   -  Free from the Commission's Website at http://www.sec.gov/.

Investment Company Act file nos. 811-2913, 811-9100 and 811-06038.

                         DRESDNER RCM GLOBAL FUNDS, INC.
                       SUPPLEMENT DATED OCTOBER 30, 2000
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000


THE FOLLOWING INFORMATION REPLACES ALL SIMILAR REFERENCES THROUGHOUT THE SAI:


Upon approval of the reorganizations by shareholders and satisfaction of normal closing conditions, the Dresdner RCM International Growth Equity Fund will be reorganized from a series of the Dresdner RCM Capital Funds, Inc. (the "Capital Company") to a series of the Dresdner RCM Global Funds, Inc. (the "Global Company") and the Dresdner RCM Europe Fund will be reorganized from a series of the Dresdner RCM Investment Funds Inc. (the "Investment Company") to a series of the Global Company. As a result of the reorganizations, the Capital Company and the Investment Company will be dissolved as Maryland corporations.


THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "SHORT SALES" BEGINNING ON PAGE 8 OF THE SAI.


After the reorganization, the International Fund may engage in short sales transactions. Please refer to pages 8-9 of the SAI for further details on these transactions and their associated risks.


THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "DELAYED-DELIVERY TRANSACTIONS" BEGINNING ON PAGE 9 OF THE SAI.


After the reorganization, the Europe Fund may purchase securities on a delayed delivery or "when issued" basis and may enter into firm commitment agreements. Please refer to page 9 of the SAI for further details on these transactions and their associated risks described on page 25 of the SAI.


THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "FUTURES TRANSACTIONS" BEGINNING ON PAGE 10 OF THE SAI.


After the reorganization, the Europe Fund may enter into futures contracts for the purchase or sale of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity securities or fixed-income securities. Please refer to page 10 of the SAI for further details on these transactions and their associated risks described on pages 26 and 27 of the SAI.


THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "DEBT SECURITIES" BEGINNING ON PAGE 13 OF THE SAI.

The Large Cap Fund, Tax Managed Growth Fund, Biotechnology Fund, Global Small Cap Fund, Global Technology Fund, Global Health Care Fund and Europe Fund may each invest up to 20% its total assets in short-term debt obligations. The Emerging Markets Fund may invest up to 20% of its assets in emerging market debt securities. Please refer to page 13 of the SAI for a description of these securities and their associated risks described on page 24 and 25 of the SAI.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND IN THE SECTION ENTITLED "FUNDAMENTAL POLICIES" BEGINNING ON PAGE 28 OF THE SAI.


After the reorganization, the fundamental policies previously applicable to the Europe Fund beginning on page 29 of the SAI will be eliminated. The Europe Fund will be subject to fundamental restrictions 1-14 beginning on page 28 of the SAI.


THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND IN THE SECTION ENTITLED "OPERATING POLICIES" BEGINNING AT PAGE 30 OF THE SAI.



After the reorganizations, the Funds will be subject to the following operating policies that provide that a Fund may not:


1. Participate on a joint or a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Investment Manager to save brokerage costs, or to average prices among them, is not deemed to result in a securities trading account).

2. Invest more than 15% of the value of its net assets in securities that are illiquid (this restriction applies only to the Balanced Fund; the other Funds are subject to a similar fundamental policy).

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "DIRECTORS AND OFFICERS" BEGINNING AT PAGE 34 OF THE SAI.


Upon approval of the shareholders at a meeting scheduled to be held on December 18, 2000, the members constituting the Board of Directors of the Global Company will be DeWitt F. Bowman, Pamela A. Farr, George B. James, John A. Kriewall, George G.C. Parker and Kenneth E. Scott. Upon approval of the shareholders at a meeting to be held on December 18, 2000 for reorganization of the Europe Fund, the Board of Directors will be expanded to include Robert J. Birnbaum, Theodore J. Coburn and Alfred W. Fiore. The officers of the Global Company are Anthony Ain, Robert J. Goldstein, Karin L. Brotman, Jennie W. Klein and Steven L. Wong. For professional biographical information on these individuals, please refer to the SAI.



Each Director of the Global Company receives a fee of $1,000 per year plus $500 for each Board meeting attended and $250 for each Audit Committee meeting attended. The current members of the Global Company's Audit Committee are DeWitt F. Bowman and George B. James. Each Director is reimbursed for travel and other expenses in connection with attending Board meetings.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES" BEGINNING AT PAGE 39 OF THE SAI.

As of August 9, 2000, there were 17,670,584 shares of the International Growth Equity Fund outstanding, 11,747,911 shares of the Global Technology Fund outstanding, 1,871,110 shares of the Global Small Cap Fund outstanding, 4,811,695 shares of the Global Health Care Fund outstanding, 1,930,445 shares of the Large Cap Growth Fund outstanding, 16,016,991 shares of the Biotechnology Fund outstanding, 577,448 shares of the Emerging Markets Fund outstanding, 2,223,071 shares of the Tax Managed Growth Fund outstanding, 1,593,026 shares of the Balanced Fund outstanding and 4,938,916 shares of the Europe Fund outstanding. On that date the following were known to the Company to own of record more than 5% of the Funds' outstanding capital stock:


Name and Address of                                                             % of Shares
Beneficial Owner                            Shares Held                         Outstanding
LARGE CAP GROWTH FUND

Pacific Maritime Association                428,300                             22.18%
P.O. Box 7861
San Francisco, California 94120-786

Jomei Chang & Dale Skeen Trustees           341,131                             17.67%

Congoleum Corp Master Trust                 280,445                             14.52%
3705 Quakerbridge Road
Mercerville, New Jersey 08619-0127

AAA Washington                              185,335                             9.60%
1745 114th Avenue SE
Bellevue, Washington 98004-6968

Charles Schwab & Co., Inc.                  158,773                             9.33%
FBO Customers
101 Montgomery Street
San Francisco, California 94104

TAX MANAGED GROWTH FUND

Boston & Company                            1,757,833                           79.28%
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA


Charles Schwab & Co., Inc.                  117,383                             5.28%
FBO Customers
101 Montgomery Street
San Francisco, California 94104

BIOTECHNOLOGY FUND

Charles Schwab & Co., Inc.                  7,232,117                           45.15%
FBO Customers
101 Montgomery Street
San Francisco, California 94104

National Financial Services Corp.           3,738,902                           23.34%
FBO Customers
200 Liberty Street
One World Financial Center
New York, New York 10281-1003

National Investors Service Corp.            1,082,898                           6.76%
FBO Customers
55 Water Street
New York, New York 10041-0098

BALANCED FUND

Pacific Northwest Employers                 1,384,962                           86.94%
Pension Plan

Pacific Maritime Association                155,751                             9.78%
Compensation Plan
P.O. Box 7861
San Francisco, California

GLOBAL SMALL CAP FUND

Dean Witter Discover & Co.                  528,360                             28.78%
333 Market Street 25th Floor
San Francisco, California 94105-2102

Charles Schwab & Co.                        527,574                             28.20%
FBO Customers
101 Montgomery Street
San Francisco, California 94104

National Financial Services Corp.           398,858                             21.32%
FBO Customer
200 Liberty Street
One World Financial Center
New York, New York 10281-1003

National Investors Service Corp.            119,995                             6.41%
FBO Customers
55 Water Street
New York, New York 10041-0098

GLOBAL TECHNOLOGY FUND



Charles Schwab & Co., Inc.                  4,113,758                           35.02%
FBO Customers
101 Montgomery Street
San Francisco, California 94104

National Financial Services Corp.           2,550,890                           21.71%
FBO Customers
200 Liberty Street
One World Financial Center
New York, New York 10281-1003

National Investors Service Corp.            641,046                             5.46%
FBO Customers
55 Water Street
New York, New York 10041-0098

GLOBAL HEALTH CARE FUND

Charles Schwab & Co., Inc.                  1,900,703                           39.50%
FBO Customers
101 Montgomery Street
San Francisco, California 94104

National Financial Services Corp.           1,528,420                           31.76%
FBO Customers
200 Liberty Street
One World Financial Center
New York, New York 10281-1003

National Investors Service Corp.            462,749                             9.62%
FBO Customers
55 Water Street
New York, New York 10041-0098

INTERNATIONAL GROWTH EQUITY FUND

Citigroup Inc. Pension Plan                 3,397,203                           19.23%
1 Court Square 15th Floor
Long Island City, New York 11120-0001

JM Family Enterprises Inc.                  1,615,782                           9.14%
100 NW 12th Avenue
Deerfield Beach, Florida 33442

Boston Safe Deposit and Trust Company       1,170,340                           6.62%
FBO Blue Cross and Blue Shield of
Massachusetts Retirement Income Trust
Boston, Massachusetts 02110

EMERGING MARKETS FUND

Clients of Dresdner Bank AG/                300,000                             51.95%
Investment Management
Institutional Asset Management Division
Jorgen-Ponto-Platz
60301 Frankfurt
Germany



Charles Schwab & Co., Inc.                  123,350                             21.36%
FBO Customers
101 Montgomery Street
San Francisco, California 94104

National Financial Services Corp.           88,169                              15.27%
FBO Customers
200 Liberty Street
One World Financial Center
New York, New York 10281-1003

EUROPE FUND

Charles Schwab & Co., Inc.                  1,082,453                           21.92%
FBO Customers
101 Montgomery Street
San Francisco, California 94104
National Financial Services Corp.           432,659                             8.76%
FBO Customers
200 Liberty Street
One World Financial Center
New York, New York 10281-1003

Smith Barney                                294,192                             5.96%
388 Greenwich Street
New York, New York 10013-2339

Marshcove & Co.                             290,930                             5.89%
P.O. Box 5756
Boston, Massachusetts 02206-0001

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE SECTION ENTITLED "THE INVESTMENT MANAGER" BEGINNING AT PAGE 44 OF THE SAI.


All management fees paid by the International Fund and Europe Fund prior to their proposed reorganizations, from series of the Capital Company and the Investment Company, respectively, to series of the Global Company, will be paid under their investment management agreements.


THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE SECTION ENTITLED "THE DISTRIBUTOR" AT PAGE 46 OF THE SAI.


After the reorganizations, the Dresdner RCM International Growth Equity Fund and Dresdner RCM Europe Fund will be included in the Global Company's Distribution and Service Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.


THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND IN THE SECTION ENTITLED "GENERAL INFORMATION" AT PAGE 56 OF THE SAI.

The Global Company was incorporated in Maryland as an open-end management investment company on September 17, 1995. The authorized capital stock of the Global Company is 3,000,000,000 shares of capital stock (par value $.0001 per share) of which 100,000,000 shares have been designated as shares of the International Growth Equity Fund and the Small Cap Fund, 400,000,000 shares have been designated as shares of the MidCap Growth Fund, 200,000,000 shares have been designated as shares of the Europe Fund, 50,000,000 shares have been designated as shares of each of the Global Technology Fund, Global Small Cap Fund, Global Health Care Fund, Large Cap Fund, Biotechnology Fund, Emerging Markets Fund, Tax Managed Growth Fund Global Equity Fund and Strategic Income Fund and 25,000,000 shares have been designated as shares of the Balanced Fund.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND IN THE SECTION ENTITLED "COUNSEL" AT PAGE 57 OF THE SAI.


Certain legal matters in connection with the capital shares offered by the Global Company have been passed upon by Paul, Hastings, Janofsky & Walker LLP, 555 South Flower Street, Los Angeles, California 90071. The validity of the capital stock offered by the Global Company has been passed upon by Venable, Baetjer and Howard, LLP, 1800 Mercantile Bank & Trust Building, 2 Hopkins Plaza, Baltimore, Maryland 21201. Paul, Hastings, Janofsky & Walker LLP has acted and will continue to act as counsel to the Investment Manager in various matters. Wilmer, Cutler & Pickering acts as counsel to the independent directors of the Global Company.



THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE SECTION ENTITLED "FINANCIAL STATEMENTS' AT PAGE 58 OF THE SAI.

Incorporated by reference herein are the financial statements of the Funds' contained in the Funds' Semi-Annual Report to Shareholders for the six-month period ended June 30, 2000, including the Statements of Assets and Liabilities, including the Portfolios of Investments and the related Statements of Operations, the Statements of Changes in Net Assets and the Financial Highlights.

                                  [LETTERHEAD]


DRESDNER RCM LARGE CAP GROWTH FUND
DRESDNER RCM TAX MANAGED GROWTH FUND
DRESDNER RCM BIOTECHNOLOGY FUND
DRESDNER RCM BALANCED FUND
DRESDNER RCM GLOBAL SMALL CAP FUND
DRESDNER RCM GLOBAL TECHNOLOGY FUND
DRESDNER RCM GLOBAL HEALTH CARE FUND
DRESDNER RCM INTERNATIONAL GROWTH EQUITY FUND
DRESDNER RCM EMERGING MARKETS FUND
DRESDNER RCM EUROPE FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2000


Dresdner RCM International Growth Equity Fund (the "International Fund") is a series of Dresdner RCM Capital Funds, Inc. (the "Capital Company"), an open-end management investment company. Dresdner RCM Europe Fund (the "Europe Fund") is a series of Dresdner RCM Investment Funds Inc. (the "Investment Company"), an open-end management investment company. Dresdner RCM Large Cap Growth Fund (the "Large Cap Fund"), Dresdner RCM Tax Managed Growth Fund (the "Tax Managed Growth Fund"), Dresdner RCM Biotechnology Fund (the "Biotechnology Fund"), Dresdner RCM Balanced Fund (the "Balanced Fund"), Dresdner RCM Global Small Cap Fund (the "Global Small Cap Fund"), Dresdner RCM Global Technology Fund (the "Global Technology Fund"), Dresdner RCM Global Health Care Fund (the "Global Health Care Fund"), and Dresdner RCM Emerging Markets Fund (the "Emerging Markets Fund"), are series (each, together with the International Fund and the Europe Fund, a "Fund" and, together, the "Funds") of Dresdner RCM Global Funds, Inc. (the "Global Company" and, with the Capital Company and the Investment Company, the "Companies"), an open-end management investment company. The Funds' investment manager is Dresdner RCM Global Investors LLC (the "Investment Manager"). All the Funds are diversified except the Global Technology Fund, the Global Health Care Fund, the Biotechnology Fund, the International Fund and the Europe Fund.

This Statement of Additional Information ("SAI") is not a prospectus, and should be read in conjunction with the Prospectus of the Funds dated May 1, 2000. This SAI relates to the Funds' Non-Institutional Class ("Class N") and Institutional Class ("Class I") of shares. The Prospectus may be obtained without charge by writing or calling the Companies at the address and phone number above.

Incorporated by reference herein are the financial statements of the Funds contained in the Funds' Annual Report to Shareholders for the year ended December 31, 1999, including the Report of Independent Accountants, dated February 18, 2000, the Statements of Assets and Liabilities, including the Portfolio of Investments and the related Statements of Operations, Statements of Changes in Net Assets, and the Financial Highlights. Copies of the Funds' Annual and Semi-Annual Reports to Shareholders are available, upon request, by calling
(800) 726-7240, or by writing to Four Embarcadero Center, San Francisco, California 94111.

TABLE OF CONTENTS

                                                                            Page

         Investment Objectives and Policies....................................3
         Risk Considerations..................................................22
         Investment Restrictions..............................................28
         Executions of Portfolio Transactions.................................31
         Directors and Officers...............................................34
         Control Persons and Principal Holders of Securities..................39
         The Investment Manager...............................................44
         The Distributor......................................................46
         The Administrator....................................................47
         Other Service Providers..............................................48
         Net Asset Value......................................................48
         Purchase and Redemption of Shares....................................49
         Dividends, DIstributions and Tax Status..............................50
         Investment Results...................................................53
         General Information..................................................56
         Description of Capital Shares........................................56
         Additional Information...............................................57
         Financial Statements.................................................58

INVESTMENT OBJECTIVES AND POLICIES


INVESTMENT CRITERIA

         In evaluating particular investment opportunities, the Investment Manager may consider such other factors, in addition to those described in the Prospectus, as the anticipated economic growth rate, the political outlook, the anticipated inflation rate, the currency outlook, and the interest rate environment for the country and the region in which a particular issuer is located. When the Investment Manager believes it would be appropriate and useful, the Investment Manager's personnel may visit the issuer's headquarters and plant sites to assess an issuer's operations and to meet and evaluate its key executives. The Investment Manager also will consider whether other risks may be associated with particular securities.


INVESTMENT IN FOREIGN SECURITIES

         The securities markets of many countries have at times in the past moved relatively independently of one another due to different economic, financial, political, and social factors. In seeking to achieve the investment objectives of the Funds, the Investment Manager allocates the Funds' assets among securities of countries and in currency denominations where it expects opportunities for meeting the Funds' investment objectives to be the most attractive, subject to the percentage limitations set forth in the Prospectus. In addition, from time to time a Fund may strategically adjust its investments among issuers based in various countries and among the various equity markets of the world in order to take advantage of diverse global opportunities, based on the Investment Manager's evaluation of prevailing trends and developments, as well as on the Investment Manager's assessment of the potential for capital appreciation (as compared to the risks) of particular companies, industries, countries, and regions.

         INVESTMENT IN DEVELOPED FOREIGN COUNTRIES. The Large Cap Fund, Tax Managed Growth Fund, Biotechnology Fund, Balanced Fund and Emerging Markets Fund may, and each of the other Funds will, invest in securities of foreign governments and companies that are organized or headquartered in developed foreign countries. A Fund may not be invested in all developed foreign countries at one time, and may not invest in particular developed foreign countries at any time, depending on the Investment Manager's view of the investment opportunities available.

         Although these countries have developed economies, even developed countries may be subject to periods of economic or political instability. For example, efforts by the member countries of the European Union to eliminate internal barriers to the free movement of goods, persons, services and capital have encountered opposition arising from the conflicting economic, political and cultural interests and traditions of the member countries and their citizens. Similarly, events in the Japanese economy and social developments may affect Japanese securities and currency markets, as well as the relationship of the Japanese yen to the U.S. dollar. Future political, economic and social developments can be expected to produce continuing effects on securities and currency markets in these and other developed foreign countries.

         INVESTMENT IN EMERGING MARKETS. Each Fund (except the Balanced Fund) may, and the Emerging Markets Fund will, invest in securities of developing countries with emerging markets and companies organized or headquartered in such countries. As a general matter, countries that are not considered to be developed foreign countries by the Investment Manager will be deemed to be emerging market countries. Emerging market countries include any country generally considered to be an emerging market or developing country by the World Bank, the International Finance Corporation, the United Nations or its authorities, or other recognized financial institutions. As of the date of this SAI, emerging market countries are deemed to include for purposes of this SAI, all foreign countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. (See INVESTMENT IN DEVELOPED FOREIGN COUNTRIES.) As their economies grow and their markets grow and mature, some countries that currently may be characterized by the Investment Manager as emerging market countries may be deemed by the Investment Manager to be developed foreign countries. In the event that the Investment Manager deems a particular country to be a developed foreign country, any investment in securities issued by that country's government or by an issuer located in that country would not be subject to a Fund's overall limitations on investments in emerging market countries.

         Securities of issuers organized or headquartered in emerging market countries may, at times, offer excellent opportunities for current income and capital appreciation. However, prospective investors should be aware that the markets of emerging market countries historically have been more volatile than the markets of the United States and developed foreign countries, and thus the risks of investing in securities of issuers organized or headquartered in emerging market countries may be far greater than the risks of investing in developed foreign markets. (See RISK CONSIDERATIONS--EMERGING MARKET SECURITIES for a more detailed discussion of the risk factors associated with investments in emerging market securities.) In addition, movements of emerging market currencies historically have had little correlation with movements of developed foreign market currencies. Prospective investors should consider these risk factors carefully before investing in a Fund. Some emerging market countries have currencies whose value is closely linked to the U.S. dollar. Emerging market countries also may issue debt denominated in U.S. dollars and other currencies.

         It is unlikely that a Fund will be invested in securities in all emerging market countries at any time. Moreover, investing in some emerging markets currently may not be desirable or feasible, due to lack of adequate custody arrangements for Fund assets, overly burdensome repatriation or similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks, poor values of investments in those markets relative to investments in other emerging markets, in developed foreign markets, or in the United States, or for other reasons.


CURRENCY MANAGEMENT

         Securities purchased by the Funds may be denominated in U.S. dollars, foreign currencies, or multinational currencies such as the Euro, and the Funds will incur costs in connection with conversions between various currencies. Movements in the various securities markets may be offset by changes in foreign currency exchange rates. Exchange rates frequently move independently of securities markets in a particular country. As a result, gains in a particular securities market may be affected, either positively or negatively, by changes in exchange rates, and a Fund's net currency positions may expose it to risks independent of its securities positions.

         From time to time, the Funds may employ currency management techniques (other than currency futures contracts in the case of the Europe Fund) to enhance their total returns, although there is no current intention to do so. A Fund may not employ more than 30% of the value of its total assets in currency management techniques for the purpose of enhancing returns. To the extent that such techniques are used to enhance return, they are considered speculative.

         A Fund's ability and decision to purchase or sell portfolio securities may be affected by the laws or regulations in particular countries relating to convertibility and repatriation of assets. Because the shares of the Funds are redeemable in U.S. dollars each day the Funds determine their net asset value, the Funds must have the ability at all times to obtain U.S. dollars to the extent necessary to meet redemptions. Under present conditions, the Investment Manager does not believe that these considerations will have any significant adverse effect on its portfolio strategies, although there can be no assurances in this regard.

         GENERAL CURRENCY CONSIDERATIONS. Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or failure to do so, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. The markets in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offer less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Each Fund may purchase or sell forward foreign currency exchange contracts ("forward contracts") for hedging purposes or to seek to increase total return when the Investment Manager anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to increase total return, forward contracts are considered speculative. In addition, a Fund may enter into forward contracts in order to protect against anticipated changes in future foreign currency exchange rates.

         Each Fund may engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Manager determines that there is a pattern of correlation between the two currencies. Each such Fund may also engage in proxy hedging, by using forward contracts in a series of foreign currencies for similar purposes.

         Each Fund may enter into forward contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. Each such Fund may enter into forward contracts to sell foreign currencies to protect against the decline in value of its foreign currency denominated or quoted portfolio securities, or a decline in the value of anticipated income or dividends from such securities, due to a decline in the value of foreign currencies against the U.S. dollar. Forward contracts to sell foreign currency could limit any potential gain which might be realized by a Fund if the value of the hedged currency increased.

         If a Fund enters into a forward contract to sell foreign currency to increase total return or to buy foreign currency for any purpose, the Fund will segregate cash, U.S. Government securities, or other liquid debt or equity securities with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional assets will be segregated so that the value of the segregated assets will equal the amount of the Fund's commitment with respect to the contract.

         A forward contract is subject to the risk that the counterparty to such contract will default on its obligations. Since a forward contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price.

         OPTIONS ON FOREIGN CURRENCIES. Each Fund may purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated income or dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. Each such Fund may also use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if the Investment Manager believes there is a pattern of correlation between the two currencies. Options on foreign currencies to be written or purchased by the Funds will be traded on U.S. and foreign exchanges.

         The writer of a put or call option receives a premium and gives the purchaser the right to sell (or buy) the currency underlying the option at the exercise price. The writer has the obligation upon exercise of the option to purchase (or deliver) the currency during the option period. A writer of an option who wishes to terminate the obligation may effect a "closing transaction" by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after being notified of the exercise of an option. The writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received; a Fund could be required to purchase or sell additional foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

         Each Fund may purchase call or put options on a currency to seek to increase total return when the Investment Manager anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio.

         When a Fund writes a put or call option on a foreign currency, an amount of cash, U.S. Government securities, or other liquid debt or equity securities equal to the market value of its obligations under the option will be segregated by the Fund's custodian to collateralize the position.

         CURRENCY FUTURES CONTRACTS. Each Fund (other than the Europe Fund) may enter into currency futures contracts, as described under "Futures Transactions" below.

         CURRENCY SWAPS. Each Fund may enter into currency swaps for both hedging and to seek to increase total return. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their currency swap positions entered into for hedging purposes. Currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, or the delivery of the net amount of a party's obligations over its entitlements. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. Each Fund will maintain in a segregated account with the Fund's custodian cash, U.S. Government securities, or other liquid debt or equity securities equal to the amount of the Fund's obligations, or the net amount (if any) of the excess of the Fund's obligations over its entitlements, with respect to swap transactions. To the extent that such amount of a swap is segregated, the Company and the Investment Manager believe that swaps do not constitute senior securities under the Investment Company Act of 1940 (the "1940 Act") and, accordingly, will not treat them as being subject to a Fund's borrowing restriction.

         The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect in its forecasts of market values and currency exchange rates, the investment performance of a Fund entering into a currency swap would be less favorable than it would have been if this investment technique were not used.

         INTEREST RATE SWAPS. The Balanced Fund may enter into interest rate swaps, caps and floors and will usually enter into interest rate swaps on a net basis (i.e. the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into an interest rate swap on other than a net basis it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one Nationally Recognized Rating Organization at the time of entering into such transaction. The Investment Manager will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

         The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as principals and as agents using standardized swap documentation. The Investment Manager has determined that, as a result, the swap market has become relatively liquid. Cap and floors are more recent innovations for which standardized documentation has not been developed and, accordingly, they are less liquid than swaps. To the extent the Fund sells (i.e. writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

         There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in the swap markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Fund may buy and sell (i.e. write) caps and floors without limitation, subject to the segregation requirement described above.


OPTIONS TRANSACTIONS

         Each Fund may purchase listed put and call options on any securities which it is eligible to purchase as a hedge against changes in market conditions that may result in changes in the value of the Fund's portfolio securities. The aggregate premiums on put options and call options purchased by a Fund may not in each case exceed 5% of the value of the net assets of the Fund as of the date of purchase. In addition, a Fund will not purchase options if more than 25% of the value of its net assets would be hedged.

         A put gives the holder the right, in return for the premium paid, to require the writer of the put to purchase from the holder a security at a specified price. A call gives the holder the right, in return for the premium paid, to require the writer of the call to sell a security to the holder at a specified price. Put and call options on various stocks and financial indices are traded on U.S. and foreign exchanges. A put option is covered if the writer segregates cash, U.S. Government securities or other liquid debt or equity securities equal to the exercise price. A call option is covered if the writer owns the security underlying the call or has an absolute and immediate right to acquire the security without additional cash consideration upon conversion or exchange of other securities held by it.

         A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a put or call option that it had written by purchasing an identical put or call option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option that it had purchased by writing an identical put or call option; this is known as a closing sale transaction. A Fund realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option.

PURCHASING PUT AND CALL OPTIONS

         PUT OPTIONS. If a Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Investment Manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an "insurance policy", as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a security which the Investment Manager feels has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the strike price of the put and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

         CALL OPTIONS. If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of "insurance policy" to hedge against losses that could incur if a Fund intends to purchase the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the price of the underlying security increases, the price the Fund pays for the security will in effect be increased by the premium paid for the call.

         WRITING PUT AND CALL OPTIONS. Writing covered put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchasers of such options. When a Fund writes a put option, the purchaser acquire the right to sell to the Fund the underlying security at a specified price at any time during the term of the option or on the option expiration date. When a Fund writes a call option, the purchaser acquires the right to purchase from the Fund the underlying security at a specified price at any time during the term of the option. In return for the premium received for a call option, a Fund foregoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, a Fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         STOCK INDEX OPTIONS. Each Fund may purchase put and call options with respect to stock indices such as the S&P 500 Index and other stock indices. Such options may be purchased as a hedge against changes resulting from market conditions in the values of securities which are held in a Fund's portfolio or which it intends to purchase or sell, or when they are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund.

         The distinctive characteristics of options on stock indices create certain risks that are not present with stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss on the purchase or sale of an index option depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on a stock index will be subject to the Investment Manager's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the prices of individual stocks.

         Index prices may be distorted if trading of certain stocks included in an index is interrupted. Trading of index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this were to occur, a Fund would not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the policy of the Funds to purchase put or call options only with respect to an index which the Investment Manager believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

         DEALER OPTIONS. Each Fund may engage in transactions involving dealer options as well as exchange-traded options. Options not traded on an exchange generally lack the liquidity of an exchange-traded option, and may be subject to a Fund's restriction on investment in illiquid securities. In addition, dealer options may involve the risk that the securities dealers participating in such transactions will fail to meet their obligations under the terms of the options.


SHORT SALES

         Each Fund, except the International Fund, may engage in short sales transactions. Although the International Fund may not make short sales of securities, it may maintain short positions in connection with its use of options, futures contracts, options on futures contracts, forward foreign currency exchange transactions, and currency options. A short sale that is not made "against the box" is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be.

         The value of securities of any issuer in which a Fund maintains a short position that is not "against the box" may not exceed the lesser of 5% of the value of the Fund's net assets or 5% of the securities of such class of the issuer. A Fund's ability to enter into short sales transactions is limited by the requirements of the Investment Company Act of 1940 (the "1940 Act").

         Short sales by a Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

         If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position.

         In the view of the Securities and Exchange Commission ("SEC"), a short sale involves the creation of a "senior security" as such term is defined in the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

         To avoid limitations under the 1940 Act on borrowing by investment companies, short sales by each Fund will be "against the box", or the Fund's obligation to deliver the securities sold short will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.


DELAYED-DELIVERY TRANSACTIONS

         Each Fund (other than the Europe Fund) may purchase securities on a delayed delivery or "when issued" basis and may enter into firm commitment agreements (transactions in which the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). Delivery and payment for these securities typically occur 15 to 45 days after the commitment to purchase, but delivery and payment can be scheduled for shorter or longer periods, based upon the agreement of the buyer and the seller. No interest accrues to the purchaser during the period before delivery. The Funds generally do not intend to enter into these transactions for the purpose of leverage, but may sell the right to receive delivery of the securities before the settlement date. The value of the securities at settlement may be more or less than the agreed upon price.

         A Fund will segregate cash, U.S. Government securities or other liquid debt or equity securities in an amount sufficient to meet its payment obligations with respect to any such transactions. To the extent that assets are segregated for this purpose, a Fund's liquidity and the ability of the Investment Manager to manage its portfolio may be adversely affected.


FUTURES TRANSACTIONS

         The Funds (other than the Europe Fund) may enter into futures contracts for the purchase or sale of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity securities or fixed-income securities. For example, if a Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, that Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of that Fund's interest rate futures contract will increase, thereby keeping the net asset value of that Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

         The Europe Fund may enter into futures contracts for the purchase or sale of foreign stock or bond indices or other financial indices that the Investment Manager determines are appropriate to hedge the risks associated with changes in interest rates or general fluctuations in the value of its portfolio securities. Pursuant to the regulations of the Commodity Futures Trading Commission ("CFTC"), and subject to certain restrictions, the Fund may purchase or sell futures contracts that are traded on U.S. exchanges that have been designated as contract markets by the CFTC. The Fund may also generally purchase or sell futures contracts that are subject to the rules of any foreign board of trade ("foreign futures contracts"). The Fund may not, however, trade a foreign futures contract based on a foreign stock index unless the contract has been approved by the CFTC for trading by U.S. persons. The Investment Manager may comply with such different standards as may be established by the CFTC with respect to the purchase or sale of futures contracts and foreign futures contracts.

         FUTURES CHARACTERISTICS. A futures contract is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the currency, security or index at the close of the last trading day of the contract and the price at which the currency, security or index contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by payment of the change in the cash value of the currency, security or index. No physical delivery of the underlying currency, securities, or securities in the index is made.

         Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the Fund's custodian or such other parties as may be authorized by the SEC (in the name of the futures commission merchant (the "FCM")) an amount of cash or U.S. Treasury bills which is referred to as an "initial margin" payment. The nature of initial margin in futures transactions is different from that of margin in security transactions in that a futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts customarily are purchased and sold with initial margins that may range upwards from less than 5% of the value of the futures contract being traded. Subsequent payments, called "variation margin", to and from the FCM, will be made on a daily basis as the price of the underlying currency or stock index varies, making the long and short positions in the futures contract more or less valuable. This process is known as "marking to the market." For example, when a Fund has purchased a currency futures contract and the price of the underlying currency has risen, the Fund's position will have increased in value and the Fund will receive from the FCM a variation margin payment equal to that increased value. Conversely, when a Fund has purchased a currency futures contract and the price of the underlying currency has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the FCM. At any time prior to expiration of a futures contract, a Fund may elect to close the position by taking an identical opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

         CHARACTERISTICS OF FUTURES OPTIONS. Each Fund (other than the Europe
Fund) may also purchase call options and put options on securities or index futures contracts ("futures options"), and each Fund (other than the Europe
Fund) may purchase futures options on currencies. A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option of the same series.

         PURCHASE OF FUTURES. Each Fund (other than the Europe Fund) may purchase a currency futures contract when it anticipates the subsequent purchase of particular securities and has the necessary cash, but expects the currency exchange rates then available in the applicable market to be less favorable than rates that are currently available, or to attempt to enhance return when it anticipates that future currency exchange rates will be more favorable than current rates. Similarly, when the Investment Manager anticipates a significant stock market or stock market sector advance, a Fund may purchase a stock index futures contract which affords a hedge against not participating in such advance at a time when the Fund is not fully invested in equity securities. Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual stocks which may later be purchased (with attendant costs) in an orderly fashion. As such purchase of individual stocks are made, an approximately equivalent amount of stock index futures would be terminated by offsetting sales.

         SALE OF FUTURES. Each Fund (other than the Europe Fund) may sell a currency futures contract to hedge against an anticipated decline in foreign currency rates that would adversely affect the dollar value of a Fund's portfolio securities denominated in such currency, or may sell a currency futures contract in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern or correlation between the two currencies. Similarly, a Fund may sell stock index futures contracts in anticipation of or during a general stock market or market sector decline that may adversely affect the market values of the Fund's portfolio of equity securities. To the extent that the Fund's portfolio of equity securities changes in value in correlation with a given stock index, the sale of futures contracts on that index would reduce the risk to the portfolio of a market decline and, by doing so, would provide an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs.

         PURCHASE OF PUT OPTIONS ON FUTURES. The purchase of a put option on a currency, financial or index futures contract is analogous to the purchase of a put on individual stocks, where an absolute level of protection from price fluctuation is sought below which no additional economic loss would be incurred by a Fund. For example, put options on futures may be purchased to hedge a portfolio of stocks or a position in the futures contract upon which the put option is based against a possible decline in market value. The purchase of a put option on a currency futures contract can be used to hedge against unfavorable movements in currency exchange rates, or to attempt to enhance returns in contemplation of movements in such rates.

         PURCHASE OF CALL OPTIONS ON FUTURES. The purchase of a call option on a currency, financial or index futures contract represents a means of obtaining temporary exposure to favorable currency exchange rate or interest rate movements or temporary exposure to market appreciation with risk limited to the premium paid for the call option. It is analogous to the purchase of a call option on an individual security or index, which can be used as a substitute for a position in the security or index itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or to the price of the underlying currency, security or index itself, the call option may be less risky, because losses are limited to the premium paid for the call option, when compared to the ownership of the underlying currency, security or index futures contract. Like the purchase of a currency, financial or index futures contract, a Fund would purchase a call option on a currency, financial or index futures contract to hedge against an unfavorable movement in exchange rates, interest rates or securities prices.

         LIMITATIONS ON PURCHASE AND SALE OF FUTURES AND FUTURES OPTIONS. A Fund may not purchase or sell futures contracts or purchase futures options if, immediately thereafter, more than 30% of the value of its net assets would be hedged. In addition, a Fund may not purchase or sell futures or purchase futures options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for futures options would exceed 5% of the market value of the Fund's total assets. In Fund transactions involving futures contracts, to the extent required by applicable SEC guidelines, an amount of cash, U.S. Government securities, or other liquid debt or equity securities equal to the market value of the futures contracts will be segregated with the Fund's Custodian, or in other segregated accounts as regulations may allow, to collateralize the position and thereby to insure that the use of such futures is unleveraged.

         The International Fund will not engage in transactions in stock index futures contracts and futures options for speculation, but only as a hedge against changes in the value of securities held in the Fund's portfolio, or securities which the Investment Manager intends to purchase for the portfolio, resulting from actual or anticipated changes in general market conditions. Such transactions will only be effected when, in the view of the Investment Manager, they are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund's portfolio.

         REGULATORY MATTERS. The Companies have filed claims of exemption from registration of the Funds as commodity pools with the Commodity Futures Trading Commission (the "CFTC"). Each Fund intends to conduct its futures trading activity in a manner consistent with that exemption. The Investment Manager is registered with the CFTC as both a commodity pool operator and as a commodity trading advisor.

SWAPS

         The Europe Fund may engage in securities index total return swaps with approved counterparties. Securities index total return swaps involve an agreement between two parties to exchange payments that are based on a specified securities index and that are calculated on the basis of a set amount (the "notional amount") for a specified period of time. The Fund may enter into securities index total return swaps only to the extent that the notional amount of all current swaps does not exceed 30% of the Fund's net assets. Generally, the Fund will base its securities index total return swaps on its benchmark index, MSCI Europe, or a separate market index such as the DAX100 or CAC100. The Fund may, among other purposes, use securities index total return swaps to provide the Fund with sufficient liquidity to meet cash redemptions of shares while maintaining its investments in securities and foreign currencies or to provide the Fund with sufficient exposure to the equity markets when it is holding cash that is being held to meet redemptions or when incoming cash is not yet invested. Swaps are subject to risks comparable to the risks involved with respect to hedging transactions.

         The Europe Fund may enter into securities index total return swaps and will usually enter into securities index total return swaps on a net basis, I.E., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as segregated accounts will be established with respect to such transactions, the Investment Manager believes such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each securities index total return swap will be accrued on a daily basis, and appropriate Fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account. The Fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis.

         The Europe Fund will enter into swaps only with banks and recognized securities dealers believed by the Investment Manager to present minimal credit risk in accordance with guidelines established by the Board of Directors of the Investment Company. If there is a default by the approved counterparty to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the swap.

DEBT SECURITIES

         Under normal market conditions, the Balanced Fund will invest at least 25%, the International Fund may invest up to 20%, and each other Fund except the Emerging Markets Fund may invest up to 10%, of its total assets in short-term debt obligations (with maturities of one year or less) issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates. The debt obligations in which each Fund may invest will be rated, at the time of purchase, BBB or higher by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), or Baa or higher by Moody's Investors Service, Inc. ("Moody's") or equivalent ratings by other rating organizations, or, if unrated, will be determined by the Investment Manager to be of comparable investment quality. If the rating of an investment grade security held by any Fund is downgraded, the Investment Manager will determine whether it is in the best interests of the Fund to continue to hold the security in its investment portfolio. Investment grade means the issuer of the security is believed to have adequate capacity to pay interest and repay principal, although certain of such securities in the lower grades have speculative characteristics, and changes in economic conditions or other circumstances may be more likely to lead to a weakened capacity to pay interest and principal than would be the case with higher-rated securities. The Investment Manager does not currently intend to purchase U.S. or foreign debt securities on behalf of the International Fund except on an occasional basis when the Investment Manager believes that unusually attractive investments are available.

         Although securities rated BBB by Standard & Poor's or Baa by Moody's are considered to be of "investment grade," and are considered to have adequate capacity to pay interest and repay principal, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal than higher-rated securities. Credit ratings evaluate the safety of principal and interest payments of securities, not their market value. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated.

         The Emerging Markets Fund may invest up to 5% of its total assets in debt securities issued or guaranteed by an emerging market company or government (including such government's agencies, instrumentalities, authorities and political subdivisions), or denominated in the currencies of emerging market countries that the Investment Manager believes present attractive investment opportunities for capital growth. There is no limit on the average maturity of the debt securities in the Emerging Markets Fund's portfolio. Such debt obligations may be unrated or rated, at the time of purchase, below investment grade by Standard & Poor's, Moody's or another recognized international rating organization. The Balanced Fund may invest up to 5% of its total assets in debt securities rated, at the time of purchase, below investment grade by Standard and Poor's, Moody's or another recognized international rating organization. Bonds rated below investment grade are often referred to as "junk bonds," and involve greater risk of default or price declines than investment grade securities. The Balanced Fund will not invest in securities rated lower than B.

         RATINGS. Credit ratings evaluate the safety of principal and interest payments of securities, not their market value. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. As credit rating agencies may fail to timely change credit ratings of securities to reflect subsequent events, the Investment Manager will also monitor issuers of such securities to determine if such issuers will have sufficient cash flow and profits to meet required principal and interest payments and to assure their liquidity. In general, debt securities held by a Fund will be treated as investment grade if they are rated by at least one major rating agency in one of its top four rating categories at the time of purchase or, if unrated, are determined by the Investment Manager to be of comparable quality. Investment grade means the issuer of the security is believed to have adequate capacity to pay interest and repay principal, although certain of such securities in the lower grades have speculative characteristics, and changes in economic conditions or other circumstances may be more likely to lead to a weakened capacity to pay interest and principal than would be the case with higher rated securities. If the rating of an investment grade security held by a Fund is downgraded, the Investment Manager will determine whether it is in the best interests of the Fund to continue to hold the security in its investment portfolio. The Emerging Markets Fund and the Balanced Fund may invest in debt securities rated, at the time of purchase, below investment grade. Refer to the section entitled "Risk Considerations" for the risks associated with below investment grade debt securities.

         GOVERNMENT OBLIGATIONS. U.S. Government obligations include obligations issued or guaranteed as to principal and interest by the U.S. Government and its agencies and instrumentalities, by the right of the issuer to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality, or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

         Each Fund may invest in sovereign debt obligations of foreign countries. A number of factors affect a sovereign debtor's willingness or ability to repay principal and interest in a timely manner, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to meet such conditions could result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debt in a timely manner.

         ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES. The Balanced Fund may invest in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or securities with a face value equal to the amount of the coupon payment that would have been made.

         Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"), the Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon bonds or step coupon bonds. Because the Fund will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Fund might obtain such cash from selling other portfolio holdings, which might cause the Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.

         Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

         PASS THROUGH SECURITIES. The Balanced Fund may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Fund. The most common type of pass-through securities are mortgage-backed securities, including those issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), and the Federal National Mortgage Association ("FNMA").

         GNMA Certificates are mortgage-related securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Fund will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid on the mortgage pool, net of fees paid to the intermediary and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

         FHLMC issues two types of mortgage pass-through securities: mortgage participation securities ("PCs") and guaranteed mortgage securities ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.

         FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S.
Government.

         Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Fund), like the payments on the underlying loans, represent both principal and interest. Pass-through securities are subject to prepayment risk. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average weighted maturity of the Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by the Fund might be converted to cash and that Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit the Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

         MUNICIPAL SECURITIES. The Balanced Fund may invest in municipal securities issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable the Fund to demand payment on short notice from the issuer or a financial intermediary. Such securities must be rated at least A by Standard & Poor's or Moody's.

         The Fund may purchase insured municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.

         Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

         MORAL OBLIGATION SECURITIES. Municipal securities may include "moral obligation" securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

         INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. The Balanced Fund may invest in tax exempt industrial development bonds and pollution control bonds which, in most cases, are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities depend upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

         MUNICIPAL LEASE OBLIGATIONS. The Balanced Fund may invest in lease obligations or installment purchase contract obligations of municipal authorities or entities ("municipal lease obligations"). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. The Fund may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing and certain lease obligations may therefore be considered to be illiquid securities.

         SHORT-TERM OBLIGATIONS. The Balanced Fund may invest in short-term municipal obligations. These securities include the following:

         Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

         Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

         Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

         Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many such projects receive permanent financing through FNMA or GNMA.

         Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

         MORTGAGE-BACKED SECURITIES The Balanced Fund may purchase mortgage-backed securities issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations or CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on various types of mortgages, including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the Fund may invest in them if the Investment Manager determines they are consistent with the Fund's investment objectives and policies.

         The value of a mortgage-backed security may change due to shifts in the market's perceptions of the issuer. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Mortgage-backed securities are subject to prepayment risk as described above under "Pass Through Securities." Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns. The Fund will invest in CMOs and mortgage-backed securities only if the Investment Manager determines that they are marketable.

         FOREIGN MORTGAGE-RELATED SECURITIES. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g. Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

         ASSET-BACKED SECURITIES The Balanced Fund may purchase asset-backed securities, which include undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bonds or limited guarantees. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement. Asset-backed securities ultimately depend upon payment of consumer loans by individuals, and the certificate holder generally has no recourse to the entity that originated the loans. The underlying loans are subject to prepayments which shorten the securities' weighted average life and may lower their returns. (As prepayments flow through at par, total returns would be affected by the prepayments; if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments.) The Fund will invest in asset backed securities only if the Investment Manager determines that they are marketable.

OTHER INCOME-PRODUCING SECURITIES

         Other types of income producing securities that the Balanced Fund may purchase include, but are not limited to, the following types of securities:

         VARIABLE OR FLOATING RATE OBLIGATIONS. These types of securities bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers of certain financial intermediaries. Floating rate instruments have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These arrangements are designed to result in a market value for the instrument that approximates its par value.

         STANDBY COMMITMENTS. These instruments, which are similar to a put, give the Fund the option to obligate a broker, dealer or bank to repurchase a security held by the Fund at a specified price.

         TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer, or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

         INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security or an index.

         The Fund will purchase standby commitments, tender option bonds, inverse floaters and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolios.

         INDEX AND CURRENCY-LINKED SECURITIES. The Fund may invest in "index-linked" or "commodity-linked" notes, which are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. The Fund may also invest in "equity linked" and "currency-linked" debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

         Index floaters and index and currency-linked securities are derivative instruments which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Investment Manager. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Investment Manager. Performance of the derivatives may be influenced by interest rate and other market changes in the U.S. and abroad. Certain derivative instruments may be illiquid.


CONVERTIBLE SECURITIES AND WARRANTS

         Each Fund may invest in convertible securities and warrants. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

         As a matter of operating policy, no Fund will invest more than 5% of its net assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt, securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised) resulting in a loss of the Fund's entire investment therein.


SYNTHETIC CONVERTIBLE SECURITIES

         Each Fund may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or Standard & Poor's and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.


PREFERRED STOCK

         Each Fund may purchase preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid prior to payment of dividends on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of the holders of preferred stock on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.


BORROWING MONEY

         From time to time, it may be advantageous for a Fund to borrow money rather than sell portfolio securities to raise the cash to meet redemption requests. In order to meet such redemption requests, each Fund may borrow from banks or enter into reverse repurchase agreements. Each Fund may also borrow up to 5% of the value of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Funds will not borrow money for leveraging purposes. A Fund may continue to purchase securities while borrowings are outstanding. The 1940 Act permits a Fund to borrow only from banks and only to the extent that the value of its total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing), and requires the Fund to take prompt action to reduce its borrowings if this limit is exceeded. For the purpose of the 300% borrowing limitation, reverse repurchase transactions are considered to be borrowings (except for the Europe Fund).

         A reverse repurchase agreement involves a transaction by which a borrower (such as a Fund) sells a security to a purchaser (a member bank of the Federal Reserve System or a broker-dealer deemed creditworthy pursuant to standards adopted by the Board of Directors of the Capital Company, the Global Company or the Investment Company, as applicable (each, a "Board of Directors" or collectively, the "Boards of Directors"), and simultaneously agrees to repurchase the security at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase.

"ROLL" TRANSACTIONS

         The Balanced Fund may enter into "roll" transactions, which are the sale of GNMA certificates and other securities together with a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like when-issued securities or firm commitments, roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. Additionally, in the event the buyer of securities under a roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the transactions may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

         The Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for investment leverage. Nonetheless, roll transactions are speculative techniques and are considered to be the economic equivalent of borrowings by the Fund. To avoid leverage, the Fund will establish a segregated account with its Custodian in which it will maintain liquid assets in an amount sufficient to meet its payment obligations with respect to these transactions. The Fund will not enter into roll transactions if, as a result, more than 50% of the Fund's net assets would be segregated to cover such contracts.


LENDING PORTFOLIO SECURITIES

         Each Fund is authorized to make loans of portfolio securities, for the purpose of realizing additional income, to broker-dealers or other institutional investors deemed creditworthy pursuant to standards adopted by its Board of Directors. The borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. Government securities or other liquid debt or equity securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest paid on the loaned securities, and a fee and/or a portion of the interest earned on the collateral, less any fees and administrative expenses associated with the loan.


INVESTMENT IN ILLIQUID SECURITIES

         Each Fund may invest up to 15% (10% for the International Fund) of the value of its net assets in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect to receive approximately the amount at which the Fund values such securities within seven days. The Investment Manager has the authority to determine whether certain securities held by a Fund are liquid or illiquid pursuant to standards adopted by the Boards of Directors.

         The Investment Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: the listing of the security on an exchange or national market system; the frequency of trading in the security; the number of dealers who publish quotes for the security; the number of dealers who serve as market makers for the security; the apparent number of other potential purchasers; and the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer).

         The Funds' investments in illiquid securities may include securities that are not registered for resale under the Securities Act of 1933 (the "Securities Act"), and therefore are subject to restrictions on resale. When a Fund purchases unregistered securities, it may, in appropriate circumstances, obtain the right to register such securities at the expense of the issuer. In such cases there may be a lapse of time between the Fund's decision to sell any such security and the registration of the security permitting sale. During any such period, the price of the security will be subject to market fluctuations.

         The fact that there are contractual or legal restrictions on resale of certain securities to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A under the Securities Act, the Investment Manager may determine in particular cases, pursuant to standards adopted by the Boards of Directors, that such securities are not illiquid securities notwithstanding the legal or contractual restrictions on their resale. Investing in Rule 144A securities could have the effect of increasing a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities.


CASH-EQUIVALENT INSTRUMENTS

         Other than as described under INVESTMENT RESTRICTIONS below, the Funds are not restricted with regard to the types of cash-equivalent investments they may make. When the Investment Manager believes that such investments are an appropriate part of a Fund's overall investment strategy, the Fund may hold or invest, for investment purposes, a portion of its assets in any of the following, denominated in U.S. dollars, foreign currencies, or multinational currencies: cash; short-term U.S. or foreign government securities; commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's certificates of deposit or other deposits of banks deemed creditworthy by the Investment Manager pursuant to standards adopted by each Company's Board of Directors; time deposits; bankers' acceptances; and repurchase agreements related to any of the foregoing. In addition, for temporary defensive purposes under abnormal market or economic conditions, a Fund may invest up to 100% of its assets in such cash-equivalent investments.

         A certificate of deposit is a short-term obligation of a commercial bank. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. A repurchase agreement involves a transaction by which an investor (such as a Fund) purchases a security and simultaneously obtains the commitment of the seller (a member bank of the Federal Reserve System or a securities dealer deemed creditworthy by the Investment Manager pursuant to standards adopted by the Board of Directors) to repurchase the security at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase.


PORTFOLIO TURNOVER

         Securities in a Fund's portfolio will be sold whenever the Investment Manager believes it is appropriate to do so, regardless of the length of time that securities have been held, and securities may be purchased or sold for short-term profits whenever the Investment Manager believes it is appropriate or desirable to do so. Turnover will be influenced by sound investment practices, a Fund's investment objective, and the need for funds for the redemption of a Fund's shares, although the Tax Managed Growth Fund will also be influenced by its strategy of holding securities long enough to avoid higher, short-term capital gains taxes, selling shares with a higher cost basis first, and offsetting gains realized in one security by selling another security at a capital loss. In an attempt to minimize capital gains on other holdings, the Tax Managed Growth Fund may also realize accrued losses on some stocks.

         For example, a 150% portfolio turnover rate would occur if the value of purchases or sales of portfolio securities (whichever is less) by a Fund for a year (excluding purchases of U.S. Treasury issues and securities with a maturity of one year or less) were equal to 150% of the average monthly value of the securities held by the Fund during such year. As a result of the manner in which turnover is measured, a high turnover rate could also occur during the first year of a Fund's operations, and during periods when a Fund's assets are growing or shrinking. A high portfolio turnover rate would increase a Fund's brokerage commission expenses and other transaction costs, and may increase its taxable capital gains.

RISK CONSIDERATIONS


INVESTMENTS IN FOREIGN SECURITIES GENERALLY

         Investments in foreign securities may offer investment opportunities and potential benefits not available from investments solely in securities of U.S. issuers. Such benefits may include higher rates of interest on debt securities than are available from domestic issuers, the opportunity to invest in foreign issuers that appear, in the opinion of the Investment Manager, to offer better opportunity for long-term capital appreciation than investments in securities of U.S. issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign markets that do not necessarily move in a manner parallel to U.S. stock markets.

         At the same time, however, investing in foreign securities involves significant risks, some of which are not typically associated with investing in securities of U.S. issuers. For example, the value of investments in such securities may fluctuate based on changes in the value of one or more foreign currencies relative to the U.S. dollar, and a change in the exchange rate of one or more foreign currencies could reduce the value of certain portfolio securities. Currency exchange rates may fluctuate significantly over short periods of time, and are generally determined by the forces of supply and demand and other factors beyond a Fund's control. Changes in currency exchange rates may, in some circumstances, have a greater effect on the market value of a security than changes in the market price of the security. To the extent that a substantial portion of a Fund's total assets is denominated or quoted in the currency of a foreign country, the Fund will be more susceptible to the risk of adverse economic and political developments within that country. As discussed above, each Fund may employ certain investment techniques to hedge its foreign currency exposure; however, such techniques also entail certain risks.

         In addition, information about foreign issuers may be less readily available than information about domestic issuers. Foreign issuers generally are not subject to accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Furthermore, with respect to certain foreign countries, the possibility exists of expropriation, nationalization, revaluation of currencies, confiscatory taxation, and limitations on foreign investment and the use or removal of funds or other assets of a Fund, including the withholding of tax on interest, dividends and other distributions and limitations on the repatriation of currencies. In addition, a Fund may experience difficulties or delays in obtaining or enforcing judgments. Foreign securities may be subject to foreign government taxes that could reduce the yield and total return on such securities.

         Foreign equity securities may be traded on an exchange in the issuer's country, an exchange in another country, or over-the-counter in one or more countries. Most foreign securities markets, including over-the-counter markets, have substantially less volume than U.S. securities markets, and the securities of many foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. In addition, there is generally less government regulation of securities markets, securities exchanges, securities dealers, and listed and unlisted companies in foreign countries than in the United States.

         Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct and complete such transactions. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in the value of the portfolio security or, if a Fund has entered into a contract to sell that security, could result in possible liability of the Fund to the purchaser. Delays in settlement could adversely affect a Fund's ability to implement its investment strategies and to achieve its investment objectives.

         In addition, the costs associated with transactions in securities traded on foreign markets or of foreign issuers, and the expense of maintaining custody of such securities with foreign custodians, generally are higher than the costs associated with transactions in U.S. securities on U.S. markets. Investments in foreign securities may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, the expense of maintaining securities with foreign custodians and the imposition of transfer taxes or transaction charges associated with foreign exchanges.

         Investment in debt securities of supranational organizations involves additional risks. Such organizations' debt securities generally are not guaranteed by their member governments, and payment depends on their financial solvency and/or the willingness and ability of their member governments to support their obligations. Continued support of a supranational organization by its government members is subject to a variety of political, economic and other factors, as well as the financial performance of the organization.


DEPOSITARY RECEIPTS

         In many respects, the risks associated with investing in depositary receipts are similar to the risks associated with investing in foreign equity securities directly. Therefore, for purposes of each Fund's investment policies and restrictions, they are treated as foreign equity securities, based on the country in which the underlying issuer is organized or headquartered. In addition, to the extent that a Fund acquires depositary receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the depositary receipts to issue and service depositary receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings, involving the foreign issuer in a timely manner.

         The information available for American Depositary Receipts ("ADRs") sponsored by the issuers of the underlying securities is subject to the accounting, auditing, and financial reporting standards of the domestic market or exchange on which they are traded, which standards generally are more uniform and more exacting than those to which many non-domestic issuers may be subject. However, some ADRs are sponsored by persons other than the issuers of the underlying securities. Issuers of the stock on which such ADRs are based are not obligated to disclose material information in the United States. The information that is available concerning the issuers of the securities underlying European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") may be less than the information that is available about domestic issuers, and EDRs and GDRs may be traded in markets or on exchanges that have lesser standards than those applicable to the markets for ADRs.

         A depositary receipt will be treated as an illiquid security for purposes of a Fund's restriction on the purchases of such securities unless the depositary receipt is convertible into cash by the Fund within seven days.


EMERGING MARKET SECURITIES

         There are special risks associated with investments in securities of companies organized or headquartered in developing countries with emerging markets that are in addition to the usual risks of investing in securities of issuers located in developed foreign markets around the world, and investors in the Funds are strongly advised to consider those risks carefully. The securities markets of emerging market countries are substantially smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign markets. As a result, the prices of emerging market securities may increase or decrease much more rapidly and much more dramatically than the prices of securities of issuers located in developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

         Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. In addition, custodial services and other costs related to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce the Funds' investment returns from such securities.

         In many cases, governments of emerging market countries continue to exercise a significant degree of control over the economies of such countries, and government actions relative to the economy, as well as economic developments generally, also may have a major effect on an issuer's prospects. In addition, certain of such governments have in the past failed to recognize private property rights and have at times naturalized or expropriated the assets of private companies. There is also a heightened possibility of confiscatory taxation, imposition of withholding taxes on dividend and interest payments, or other similar developments that could affect investments in those countries. As a result, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss with respect to any of its holdings. In addition, political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Unanticipated political or social developments may affect the values of a Fund's investments in those countries and the availability of additional investments in those countries.


INVESTMENTS IN SMALLER COMPANIES

         Investment in the securities of companies with smaller market capitalizations involves greater risk and the possibility of greater portfolio price volatility than investing in larger capitalization companies. The securities of small-sized concerns, as a class, have shown market behavior which has had periods of more favorable results, and periods of less favorable results, relative to securities of larger companies as a class. For example, smaller capitalization companies may have less certain growth prospects, and may be more sensitive to changing economic conditions, than large, more established companies. Moreover, smaller capitalization companies often face competition from larger or more established companies that have greater resources. In addition, the smaller capitalization companies in which a Fund may invest may have limited or unprofitable operating histories, limited financial resources, and inexperienced management. Furthermore, securities of such companies are often less liquid than securities of larger companies, and may be subject to erratic or abrupt price movements. To dispose of these securities, a Fund may have to sell them over an extended period of time below the original purchase price. Investments in smaller capitalization companies may be regarded as speculative.

         Securities issued by companies (including predecessors) that have operated for less than three years may have limited liquidity, which can result in their prices being lower than might otherwise be the case. In addition, investments in such companies are more speculative and entail greater risk than do investments in companies with established operating records.


CONVERTIBLE SECURITIES

         Investment in convertible securities involves certain risks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying stock). If the conversion value is low relative to the investment value, the price of the convertible security will be governed principally by its yield, and thus may not decline in price to the same extent as the underlying stock; to the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be influenced increasingly by its conversion value. A convertible security held by a Fund may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security, in which event the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.


BELOW INVESTMENT GRADE DEBT SECURITIES

         The Emerging Markets Fund and the Balanced Fund may invest up to 5% of their total assets in debt securities rated below "Baa" by Moody's, below "BBB" by Standard & Poor's, or investment grade by another recognized rating agency or, if unrated, judged by the Investment Manager to be of comparable quality, if the Investment Manager believes that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such low ratings or the lack thereof. Debt securities rated below investment grade or equivalent ratings, commonly referred to as "junk bonds," are subject to greater risk of loss of income and principal than higher-rated bonds and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal, which may in any case decline during sustained periods of deteriorating economic conditions or rising interest rates. Junk bonds are generally considered to be subject to greater market risk in times of deteriorating economic conditions, and to wider market and yield fluctuations, than higher-rated securities. Junk bonds may also be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The market for such securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, a Fund may experience difficulty in valuing such securities and, in turn, its assets. In addition, adverse publicity and investor perceptions about junk bonds, whether or not based on fundamental analysis, may tend to decrease the market value and liquidity of such securities. The Investment Manager will try to reduce the risk inherent in a Fund's investments in such securities through credit analysis, diversification and attention to current developments and trends in interest rates and economic conditions. However, there can be no assurance that losses will not occur. Since the risk of default is higher for lower-rated bonds, the Investment Manager's research and credit analysis are a correspondingly more important aspect of its program for managing a Fund's investments in such debt securities. The Investment Manager will attempt to identify those issuers of high-yielding securities whose financial conditions are adequate to meet future obligations, or have improved or are expected to improve in the future.

         Credit ratings evaluate the safety of principal and interest payments of securities, not their market value. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. As credit rating agencies may fail to timely change credit ratings of securities to reflect subsequent events, the Investment Manager will also monitor issuers of such securities to determine if such issuers will have sufficient cash flow and profits to meet required principal and interest payments and to assure their liquidity.


DELAYED-DELIVERY TRANSACTIONS

         Each of the Funds (other than the Europe Fund) may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by a Fund to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. A Fund may receive fees for entering into delayed-delivery transactions. When purchasing securities on a delayed-delivery basis, a Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a Fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If a Fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, a Fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss. A Fund may dispose of or renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.


OPTIONS

         There are several risks associated with transactions in options on securities, currencies and financial indices. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying instruments; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide, or be compelled at some future date, to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         In addition, when trading options on foreign exchanges, many of the protections afforded to participants in U.S. option exchanges will not be available. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

         Potential losses to the writer of an option are not limited to the loss of the option premium received by the writer, and thus may be greater than the losses incurred in connection with the purchasing of an option.


FUTURES TRANSACTIONS

         There are several risks in connection with the use of futures contracts in the Funds. One risk arises because the correlation between movements in the price of a futures contract and movements in the price of the security or currency which is the subject of the hedge is not always perfect. The price of the futures contract acquired by a Fund may move more than, or less than, the price of the security or currency being hedged. If the price of the future moves less than the price of the security or currency which is the subject of the hedge, the hedge will not be fully effective but, if the price of the security or currency being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the security or currency being hedged has moved in a favorable direction, this advantage will be partially offset by movement in the value of the future. If the price of the futures contract moves more than the price of the security or currency, the Fund will experience either a loss or a gain on the futures contract which will not be completely offset by movements in the price of the security or currency which is the subject of the hedge.

         To compensate for the imperfect correlation of movements in the price of a security or currency being hedged and movements in the price of the futures, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of the security or currency being hedged, if the historical volatility of the price of such security or currency has been greater than the historical volatility of the security or currency. Conversely, a Fund may buy or sell fewer futures contracts if the historical volatility of the price of the security or currency being hedged is less than the historical volatility of the security or currency.

         Because of the low margins required, futures trading involves a high degree of leverage. As a result, a relatively small investment in a futures contract by a Fund may result in immediate and substantial loss, or gain, to the Fund. A purchase or sale of a futures contract may result in losses in excess of the initial margin for the futures contract. However, the Fund would have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold the instrument after the decline.

         When futures are purchased by a Fund to hedge against a possible unfavorable movement in a currency exchange rate before the Fund is able to invest its cash (or cash equivalents) in stock or debt instruments in an orderly fashion, it is possible that the currency exchange rate may move in a favorable manner instead. If the Fund then decides not to invest in stock or debt instruments at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the security or currency which is the subject of a hedge, the price of futures contracts may not correlate perfectly with movements in the index or currency due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions. This practice could distort the normal relationship between the index or currency and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market may be less onerous than margin requirements in the security or currency market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the index or currency and movements in the price of index or currency futures, a correct forecast of general market or currency trends by the Investment Manager still may not result in a successful hedging transaction over a short time frame.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond the limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions.

         Compared to the use of a futures contract, the purchase of an option on a futures contract involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in loss to a Fund when the use of a futures contract would not, such as when there is no movement in the level of an index. In addition, daily changes in the value of the option due to changes in the value of the underlying futures contract are reflected in the net asset value of the Fund.

         A Fund will only enter into futures contracts or purchase futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. However, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular futures contract or futures option or at any particular time. In such event, it may not be possible to close a futures position, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In the event futures contracts have been used to hedge a portfolio security or currency, an increase in the price of the security or currency, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the security or currency will, in fact, correlate with the movements in the futures contract and thus provide an offset to losses on a futures contract.

         Successful use of futures by the Funds is subject to the Investment Manager's ability to predict correctly movements in the direction of the security and currency markets. For example, if a Fund hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increased instead, the Fund would lose part or all of the benefit of the increased value of its stocks which it hedged because it would have offsetting losses in its futures positions. In addition, in such situations, if a Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements. Such sales of securities might, but would not necessarily be at increased prices which would reflect the rising market. Similarly, if a Fund purchased currency futures contracts with the intention of profiting from a favorable change in currency exchange rates, and the change was unfavorable, the Fund would incur a loss, and might have to sell securities to meet daily variation margin requirements at a time when it might be disadvantageous to do so. The Investment Manager and its predecessor have been actively engaged in the provision of investment supervisory services for institutional and individual accounts since 1970, but the skills required for the successful use of futures and options on futures are different from those needed to select portfolio securities, and the Investment Manager has limited prior experience in the use of futures or options techniques in the management of assets under its supervision.

OTHER RISK CONSIDERATIONS

         Investment in illiquid securities involves potential delays on resale as well as uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might not be able to dispose of such securities promptly or at reasonable prices.

         A number of transactions in which the Funds may engage are subject to the risks of default by the other party to the transaction. If the seller of securities pursuant to a repurchase agreement entered into by a Fund defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Fund may be delayed or limited. Similarly, when a Fund engages in when-issued, reverse repurchase, forward commitment and related settlement transactions, it relies on the other party to consummate the trade; failure of the other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price the Investment Manager believed to be advantageous. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

         Borrowing also involves special risk considerations. Interest costs of borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on the borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. To the extent a Fund enters into reverse repurchase agreements, the Fund is subject to risks that are similar to those of borrowing.


INVESTMENT RESTRICTIONS


FUNDAMENTAL POLICIES

         Each Fund has adopted certain investment restrictions that are fundamental policies and that may not be changed without approval by the vote of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. The "vote of a majority of the outstanding voting securities" of the Fund, as defined in Section 2(a)(42) of the 1940 Act, means the vote of (i) 67% or more of the voting securities of the Fund present at any meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund, whichever is less. In the case of the Funds other than the Europe Fund, these restrictions provide that a Fund may not:

1. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States of America, its agencies and instrumentalities) (this restriction does not apply to the Global Technology Fund, Global Health Care Fund, Biotechnology Fund or International Fund).

2. Acquire more than 10% of the outstanding voting securities of any one issuer.

3. Invest in companies for the purpose of exercising control or management.

4. Borrow money, except from banks to meet redemption requests or for temporary or emergency purposes; provided that borrowings for temporary or emergency purposes other than to meet redemption requests shall not exceed 5% of the value of its total assets; and provided further that total borrowings shall be made only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). For purposes of the foregoing limitations, reverse repurchase agreements and other borrowing transactions covered by segregated assets are considered to be borrowings. A Fund will not mortgage, pledge, hypothecate, or in any other manner transfer as security for an indebtedness any of its assets. This investment restriction shall not prohibit a Fund from engaging in futures contracts, options on futures contracts, forward foreign currency exchange transactions, and currency options.

5. Purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities.

6. Make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities, (ii) the purchase of bank obligations such as certificates of deposit, bankers' acceptances and other short-term debt obligations, (iii) entering into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (iv) the loan of portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. A Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the Fund's holdings of such repurchase agreements exceeds 10% (15%, in the case of the Tax Managed Growth
         Fund) of the value of the Fund's total assets.

7. Act as an underwriter of securities issued by other persons, except insofar as it may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

8. Invest more than 15% (10% for the International Fund) of the value of its net assets in securities that are illiquid (this restriction does not apply to the Balanced Fund, which is subject to a similar non-fundamental restriction.);

9. Purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Company, no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase and such purchase does not result in such securities exceeding 10% of the value of the Fund's total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's stockholders.

10. Purchase portfolio securities from or sell portfolio securities to the officers, directors, or other "interested persons" (as defined in the 1940 Act) of the Company, other than unaffiliated broker-dealers.

11. Purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts in accordance with the applicable rules of the CFTC.

12. Purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of "margin" deposits on the Fund's existing futures positions and premiums paid for related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets (this restriction applies to the International Fund only);

13. Issue senior securities, except that the Fund may borrow money as permitted by restriction 4 above. This restriction shall not prohibit the Fund from engaging in short sales, options, futures and foreign currency transactions.

14. Purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

         IN THE CASE OF THE EUROPE FUND, THESE RESTRICTIONS PROVIDE THAT THE FUND MAY NOT:

1. Purchase any security (other than obligations of the Federal Republic of Germany, the German Federal Railways and the German Federal Post Office, which in the aggregate shall not represent more than 25% or more of the Fund's total assets, or obligations of the U.S. government, its agencies or instrumentalities) if as a result more than 10% of the Fund's total assets would then be invested in securities of any single issuer.

2. Invest 25% or more of the value of its total assets in a particular industry. This restriction does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, but will apply to foreign government obligations until such time as the Securities and Exchange Commission permits their exclusion.

3. Purchase more than 10% of the outstanding voting securities of any issuer.

4. Borrow money, except from banks to meet redemption requests or for temporary or emergency purposes; provided that borrowings for temporary or emergency purposes other than to meet redemption requests shall not exceed 5% of the value of its total assets; and provided further that total borrowings shall be made only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). For purposes of the foregoing limitations, reverse repurchase agreements and other borrowing transactions covered by segregated assets are not considered to be borrowings. The Fund will not mortgage, pledge, hypothecate, or in any other manner transfer as security for an indebtedness any of its assets. This investment restriction shall not prohibit the Fund from engaging in futures contracts, options on futures contracts, forward foreign currency exchange transactions, and currency options.

5. Purchase or sell real estate or real estate mortgage loans, except that the Fund may purchase and sell securities of companies that deal in real estate or interests therein.

6. Purchase securities on margin, except short-term credits as may be necessary or routine for the clearance or settlement of transactions, and except for margin posted in connection with hedging transactions consistent with its investment policies.

7. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the U.S. Securities Act of 1933 in selling portfolio securities.

8. Buy or sell commodities, commodity contracts or futures contracts (other than futures contracts with respect to foreign stock or bond indices or other financial indices that the Investment Manager determines are appropriate to hedge the risks associated with interest rates or general fluctuations in the value of its portfolio securities).


OPERATING POLICIES

         Each Fund has adopted certain investment restrictions that are not fundamental policies and may be changed by the Board of Directors without approval of the Fund's outstanding voting securities. In the case of the Funds other than the Europe Fund, these restrictions provide that a Fund may not:

1. Invest in interests in oil, gas, or other mineral exploration or development programs (this restriction does not apply to the Emerging Markets Fund).

2. Invest more than 5% of the value of its total assets in the securities of any issuer which has a record of less than three years of continuous operation (including the operation of any predecessor) (this restriction does not apply to the Emerging Markets Fund);

3. Participate on a joint or a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Investment Manager to save brokerage costs, or to average prices among them, is not deemed to result in a securities trading account).

4. Purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of "margin" deposits on the Fund's existing futures positions and premiums paid for related options entered into for the purpose of seeking to increase total return would exceed 5% of the value of the Fund's net assets (this restriction does not apply to the International Fund).

5. Invest more than 15% of the value of its net assets in securities that are illiquid (this restriction applies only to the Balanced Fund; the other Funds are subject to a similar fundamental policy).

         IN THE CASE OF THE EUROPE FUND, THESE RESTRICTIONS PROVIDE THAT THE FUND MAY NOT:

1. Invest in interests in oil, gas, or other mineral exploration or development programs;

2. Participate on a joint or a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Investment Manager to save brokerage costs, or to average prices among them, is not deemed to result in a securities trading account).

3. Purchase or sell futures if, immediately thereafter, the sum of the amount of "margin" deposits on the Fund's existing futures positions would exceed 5% of the value of the Fund's total assets.

4. Invest more than 15% of the value of its net assets in securities that are illiquid.

         The Funds are also subject to other restrictions under the 1940 Act; however, the registration of the Company under the 1940 Act does not involve any supervision by any federal or other agency of the Company's management or investment practices or policies, other than incident to occasional or periodic compliance examinations conducted by the SEC staff.


EXECUTION OF PORTFOLIO TRANSACTIONS

         The Investment Manager, subject to the overall supervision of the Board of Directors of each Company, makes each Fund's investment decisions and selects the broker or dealer to be used in each specific transaction using its best judgment to choose the broker or dealer most capable of providing the services necessary to obtain the best execution of that transaction. In seeking the best execution of a transaction, the Investment Manager evaluates a wide range of criteria, including any or all of the following: the broker's commission rate, promptness, reliability and quality of executions, trading expertise, positioning and distribution capabilities, back-office efficiency, ability to handle difficult trades, knowledge of other buyers and sellers, confidentiality, capital strength and financial stability, prior performance in serving the Investment Manager and its clients, and other factors affecting the overall benefit to be received in the transaction. When circumstances relating to a proposed transaction indicate to the Investment Manager that a particular broker is in a position to obtain the best execution, the order is placed with that broker. This may or may not be a broker that has provided investment information and research services to the Investment Manager.

         Such investment information may include, among other things: a wide variety of written reports or other data on individual companies and industries; data and reports on general market or economic conditions; information concerning pertinent federal and state legislative and regulatory developments and other developments that could affect the value of actual or potential investments; information about companies in which the Investment Manager has invested or may consider investing; attendance at meetings with corporate management personnel, industry experts, economists, government personnel, and other financial analysts; comparative issuer performance and evaluation and technical measurement services; subscription to publications that provide investment-related information; accounting and tax law interpretations; availability of economic advice; quotation equipment and services; execution measurement services; market-related and survey data concerning the products and services of an issuer and its competitors or concerning a particular industry that are used in reports prepared by the Investment Manager to enhance its ability to analyze an issuer's financial condition and prospects; and other services provided by recognized experts on investment matters of particular interest to the Investment Manager. In addition, the foregoing services may include the use of, or be delivered by, computer systems whose hardware and/or software components may be provided to the Investment Manager as part of the services. In any case in which information and other services can be used for both research and non-research purposes, the Investment Manager makes an appropriate allocation of those uses and pays directly for that portion of the services to be used for non-research purposes.

         Subject to the requirement of seeking the best execution, the Investment Manager may, in circumstances in which two or more brokers are in a position to offer comparable execution, give preference to a broker or dealer that has provided investment information to the Investment Manager. In so doing, the Investment Manager may effect securities transactions which cause a Fund to pay an amount of commission in excess of the amount of commission another broker would have charged. In electing such broker or dealer, the Investment Manager will make a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage services and research and investment information received, viewed in terms of either the specific transaction or the Investment Manager's overall responsibility to the accounts for which the Investment Manager exercises investment discretion. The Investment Manager evaluates all commissions paid in order to ensure that the commissions represent reasonable compensation for the brokerage and research services provided by such brokers. Such investment information as is received from brokers or dealers may be used by the Investment Manager in servicing all of its clients (including the Funds), and a Fund's commissions may be paid to a broker or dealer who supplied research services not used by the Fund. However, the Investment Manager expects that each Fund will benefit overall by such practice because it is receiving the benefit of research services and the execution of such transactions not otherwise available to it without the allocation of transactions based on the recognition of such research services.

         Subject to the requirement of seeking the best execution, the Investment Manager may also place orders with brokerage firms that have sold shares of the Funds. The Investment Manager has made and will make no commitments to place orders with any particular broker or group of brokers. The Company anticipates that a substantial portion of all brokerage commissions will be paid to brokers who supply investment information to the Investment Manager.

         The Investment Manager has no obligation to purchase or sell for a Fund any security that it, or its officers of employees, may purchase or sell for the Investment Manager's or their own accounts or the account of any other client, if in the opinion of the Investment Manager such transaction appears unsuitable, impractical or undesirable for the Fund. Additionally, the Investment Manager does not prohibit any of its officers or employees from purchasing or selling for their own accounts securities that may be recommended to or held by the Investment Manager's client's, subject to the Investment Manager's and the Fund's Code of Ethics.

         The Funds also invest in foreign and/or U.S. securities that are not listed on a national securities exchange but are traded in the over-the-counter market. The Funds may also purchase listed securities through the third market or fourth market. When transactions are executed in the over-the-counter market or the third or fourth market, the Investment Manager will seek to deal with the counterparty that the Investment Manager believes can provide the best execution, whether or not that counterparty is the primary market maker for that security.

         For the fiscal years ended December 31, 1997, 1998 and 1999, the Funds paid total brokerage commissions as follows:

--------------------------------- ------------------------------ ------------------------------- ------------------------------
FUND NAME                                     1997                            1998                           1999
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Dresdner RCM Large Cap Growth                $8,344                         $8,963                         $15,209
Fund
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Dresdner RCM Tax Managed Growth                N/A                            N/A                           $1,221
Fund
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Dresdner RCM Biotechnology Fund                N/A                           $6,028                         $18,207
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Dresdner RCM Balanced Fund                     N/A                            N/A                            $287
--------------------------------- ------------------------------ ------------------------------- ------------------------------


                                    Page 32

--------------------------------- ------------------------------ ------------------------------- ------------------------------
FUND NAME                                     1997                            1998                           1999
--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Dresdner RCM Global Small Cap                $19,389                        $23,322                         $32,714
Fund
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Dresdner RCM Global Technology               $12,641                        $27,683                        $150,279
Fund
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Dresdner RCM Global Health Care              $12,833                        $14,634                         $27,897
Fund
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Dresdner RCM International                  $518,944                        $438,519                       $966,834
Growth Equity Fund
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Dresdner RCM Emerging Markets                $3,913                         $31,302                         $50,468
Fund
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Dresdner RCM Europe Fund                    $761,708                       $1,282,143                     $1,203,995
--------------------------------- ------------------------------ ------------------------------- ------------------------------


         All of the commissions paid during the fiscal year ended December 31, 1999, were paid to firms which provided research, statistical or other services to the Investment Manager.

         During the fiscal year ended 1999 the Large Cap Growth Fund, the Tax Managed Growth Fund, the Biotechnology Fund, the Global Small Cap Fund, the Global Technology Fund and the Global Health Care Fund each acquired the securities of one of its regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act), the International Fund acquired the securities of five of its regular broker-dealers and the Europe Fund acquired the securities of four of its regular broker-dealers. At December 31, 1999 the Large Cap Growth Fund, the Tax Managed Growth Fund, the Biotechnology Fund, the Global Small Cap Fund, the Global Technology Fund and the Global Health Care Fund each had holdings in State Street Bank and Trust Company valued at $525,000, $22,000, $1,348,000, $897,000, $19,390,000 and $187,000, respectively. At December 31, 1999 the
International Fund's holdings in State Street Bank and Trust Company, Nomura Securities, Deutsche Bank, Daiwa Securities and HSBC Holdings were valued at $7,359,000, $1,209,000, $3,564,000, $5,615,000 and $1,876,000, respectively. At
December 31, 1999, the Europe Fund's holdings in Julius Baer Holdings Ltd., Banque Nationale de Paris, State Street Bank and Trust Company, and Deutsche Bank were valued at $453, 000, $554,000, $412, 000 and $1,098,000, respectively.

         As noted below, the Investment Manager is an indirect wholly owned subsidiary of Dresdner Bank AG ("Dresdner"). Dresdner Kleinwort Benson North America LLC ("Dresdner Kleinwort Benson") and other Dresdner subsidiaries may be broker-dealers (collectively, the "Dresdner Affiliates"). The Investment Manager believes that it is in the best interests of the Funds to have the ability to execute brokerage transactions, when appropriate, through the Dresdner Affiliates. Accordingly, the Investment Manager intends to execute brokerage transactions on behalf of the Funds through the Dresdner Affiliates, when appropriate and to the extent consistent with applicable laws and regulations, including federal banking laws.

         In all such cases, the Dresdner Affiliates will act as agent for the Funds, and the Investment Manager will not enter into any transaction on behalf of the Funds in which a Dresdner Affiliate is acting as principal for its own account. In connection with such agency transactions, the Dresdner Affiliates will receive compensation in the form of brokerage commissions separate from the Investment Manager's management fee. The Investment Manager's policy is that such commissions must be reasonable and fair when compared to the commissions received by other brokers in connection with comparable transactions involving similar securities and that the commissions paid to a Dresdner Affiliate must be no higher than the commissions paid to that broker by any other similar customer of that broker who receives brokerage and research services that are similar in scope and quality to those received by the Funds.

         During fiscal 1999, the Europe Fund paid its affiliated broker, Dresdner RCM Kleinwort Benson North America LLC, total brokerage commissions of $386,779, which represents 32.12% of the Fund's aggregate brokerage commissions paid and 0.06% of the Fund's aggregate dollar amount of transactions effected during its most recent fiscal year.

         The Investment Manager performs investment management and advisory services for various clients, including other registered investment companies, and pension, profit-sharing and other employee benefit plans, as well as individuals. In many cases, portfolio transactions for a Fund may be executed in an aggregated transaction as part of concurrent authorizations to purchase or sell the same security for numerous accounts served by the Investment Manager, some of which accounts may have investment objectives similar to those of the Fund. The objective of aggregated transactions is to obtain favorable execution and/or lower brokerage commissions, although there is no certainty that such objective will be achieved. Although executing portfolio transactions in an aggregated transaction potentially could be either advantageous or disadvantageous to any one or more particular accounts, aggregated transactions in which a Fund participates will be effected only when the Investment Manager believes that to do so will be in the best interest of the Fund, and the Investment Manager is not obligated to aggregate orders into larger transactions. These orders generally will be averaged as to price. When such aggregated transactions occur, the objective will be to allocate the executions in a manner which is deemed fair and equitable to each of the accounts involved over time. In making such allocation decisions, the Investment Manager will use its business judgment and will consider, among other things, any or all of the following: each client's investment objectives, guidelines, and restrictions, the size of each client's order, the amount of investment funds available in each client's account, the amount already committed by each client to that or similar investments, and the structure of each client's portfolio.


DIRECTORS AND OFFICERS

CAPITAL COMPANY AND GLOBAL COMPANY

         The names and addresses of the Directors and officers of the Capital Company and the Global Company and their principal occupations and certain other affiliations during the past five years are given below. Unless otherwise specified, the address of each of the following persons is Four Embarcadero Center, San Francisco, California 94111.

         DEWITT F. BOWMAN, (69), Chairman and Director. Mr. Bowman is a Principal of Pension Investment Consulting, with which he has been associated since February 1994. From February 1989 to January 1994, he was Chief Investment Officer for California Public Employees Retirement System, a public pension fund. He serves as a director of RREEF America REIT, Inc. and the Wilshire Target Funds Inc.; and as a trustee of Brandes Institutional International Investment Trust, the Pacific Gas and Electric Nuclear Decommissioning Trust, and the PCG Private Equity Fund.

         PAMELA A. FARR, (54), Director. Ms. Farr is a partner in Best & Co. LLC, a manufacturer and retailer of children's clothing and accessories. From 1991 to 1994, she was President of Banyan Homes, Inc., a real estate development and construction firm; and for eight years she was a management consultant for McKinsey & Company, where she served a variety of Fortune 500 companies in all aspects of strategic management and organizational structure.

         GEORGE B. JAMES, (62), Director. Mr. James serves as a director of Basic Vegetable Products, California Sun Dry Foods, Clayton Group, Inc., and Crown Vantage, Inc. Mr. James also serves as a trustee of the Committee for Economic Development and the California Pacific Medical Center Foundation. From 1985 to 1999 Mr. James was a Senior Vice President and Chief Financial Officer of Levi Strauss & Co. Mr. James, previously, was Chair of the Advisory Committee to the California Public Employees Retirement System.

         JOHN A. KRIEWALL (59) Director. (Capital Company only) Mr. Kriewall is retired from his position as Managing Director of Dresdner RCM, with which he had been associated since 1973. He also served Dresdner RCM as Co-Chief Investment Officer of the Mid Cap Team and was a member of the Mid Cap Team Management Committee. He received his BS degree from Stanford University and in 1971 received his MBA from Stanford University. Following graduation, he joined the Trust Division of United California Bank and assisted in the founding of its investment counseling subsidiary, Western Asset Management. Mr. Kriewall is an "interested person" (as defined in the 1940 Act) by virtue of his affiliation with the Investment Manager.

         GEORGE G.C. PARKER, (61), Director. Mr. Parker is Associate Dean for Academic Affairs, and Director of the MBA Program and Dean Witter Professor of Finance at the Graduate School of Business at Stanford University, with which he has been associated since 1973. Mr. Parker has served on the Board of Directors of: the California Casualty Group of Insurance Companies since 1977; BB&K Holdings, Inc., a holding company for financial services companies, since 1980;
H. Warshow & Sons, Inc., a manufacturer of specialty textiles, since 1982; Zurich Reinsurance Centre, Inc., a large reinsurance underwriter, since 1994; and Continental Airlines, since 1996. Mr. Parker served on the Board of Directors of the University National Bank & Trust Company from 1986 to 1995.

         KENNETH E. SCOTT, (71), Director (Capital Company only). Mr. Scott is the Ralph M. Parsons Professor of Law and Business at Stanford Law School, with which he has been associated since 1967. He is also a director of certain registered investment companies managed by Benham Capital Management.

         ANTHONY AIN, (40), President. Mr. Ain is a Managing Director and General Counsel of Dresdner RCM, with which he has been associated since 1992. From 1988 to 1992, he worked for the United States Securities and Exchange Commission, first as Counsel to Commissioner Joseph A. Grundfest, then as a Senior Special Counsel in the SEC's Division of Market Regulation. From 1984 to 1988, he was an associate in the Washington, D.C. office of Fried, Frank, Harris, Shriver & Jacobson, where he practiced securities and banking law.

         ROBERT J. GOLDSTEIN, (37), Vice President and Secretary. Mr. Goldstein is a Director and Associate General Counsel of Dresdner RCM, with which he has been associated since 1997. From 1990 to 1996, Mr. Goldstein was an associate in the New York, London and Prague offices of Weil, Gotshal & Manges where his practice primarily focused on private investment and hedge funds, and international transactional and general corporate matters.

         KARIN L. BROTMAN, (33), Assistant Secretary. Ms. Brotman is Assistant Fund Counsel of Dresdner RCM, with which she has been associated since 1997. From 1995 to 1997, Ms. Brotman was a Product Manager at Fidelity Investments in their Legal Department, where she was involved in providing legal and compliance for 1940 Act registered management investment companies. From 1993 to 1995, she was employed as an Account Officer with Fleet Financial Group where she was responsible for negotiating the legal recovery of a distressed asset portfolio.

         JENNIE W. KLEIN, (35), Vice President and Treasurer. Ms. Klein is Director of Commingled Fund Services and a Director of Dresdner RCM, with which she has been associated since 1994. She is responsible for fund administration and shareholder record keeping for the Dresdner RCM products. From 1991 to 1994, Ms. Klein was employed at G.T. Capital Management as the Manager of Financial Reporting and Compliance for their mutual funds. From 1988 to 1991, she was an auditor at KPMG Peat Marwick.

         STEVEN L. WONG, (33), Assistant Treasurer. Mr. Wong is a Manager in Commingled Fund Services and has been associated with Dresdner RCM since 1994. He is responsible for overseeing Dresdner RCM's mutual fund administration which includes financial reporting, compliance, tax reporting, fund accounting, budgeting and shareholder servicing. From 1992 to 1994, Mr. Wong was a senior auditor at KPMG Peat Marwick specializing in the audit of investment companies. From 1991 to 1992, he was a fund accountant with Franklin Funds.

         Regular meetings of each Company's Board of Directors are held on a quarterly basis. Each Company's Audit Committee, whose present members are George G.C. Parker and Kenneth E. Scott for the Capital Company and DeWitt F. Bowman and George B. James, for the Global Company, meets with its independent accountants to exchange views and information and to assist the full Board in fulfilling its responsibilities relating to corporate accounting and reporting practices. Each Director of the Capital Company receives a fee of $9,000 per year plus $1,500 per series for each Board meeting attended and $500 for each Audit Committee meeting attended and each Director of the Global Company receives a fee of $1,000 per year plus $500 for each Board meeting attended and $250 for each Audit Committee meeting attended. Each Director is reimbursed for travel and other expenses incurred in connection with attending Board meetings.

         The following table sets forth the aggregate compensation paid by the Capital Company and the Global Company for the fiscal year ended December 31, 1999, to the Directors for service on the Board of Directors and that of all other funds in the "Company complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):

                                                                        Pension or                            Total Compensation
                                                                        Retirement                             from the Capital
                             Aggregate            Aggregate          Benefits Accrued                           Company, Global
                           Compensation          Compensation           as Part of        Estimate Annual     Company and Company
        Director          from the Global         from the            the Companies'       Benefits Upon            Complex
          Name                Company          Capital Company           Expenses            Retirement       Paid to Director (1)
---------------------------------------------------------------------------------------------------------------------------------
DeWitt F. Bowman               $21,250             $27,000               $24,125                N/A                $48,250

Pamela A. Farr                 $19,000             $27,000               $46,000                N/A                $46,000

George B. James                $21,250             $27,000                 None                 N/A                $48,250

John A. Kriewall                   N/A                $0                   None                 N/A                     $0

George G.C. Parker             $19,000             $28,500               $47,500                N/A                $47,500

Kenneth E. Scott                   N/A             $28,500               $14,250                N/A                $28,500

Total                          $80,500             $138,000              $131,875                                 $218,500
---------------------

(1) During the fiscal year ended December 31, 1999, there were thirteen funds in the Company complex.

         Each Director of the Capital Company or the Global Company who is not an "interested person" as that term is defined in the 1940 Act, of the Investment Manager may elect to defer receipt of all or a portion of his or her fees for service as a Director in accordance with the terms of a Deferred Compensation Plan for Non-Interested Directors ("Directors' Plan"). Under the Directors' Plan, an eligible Director may elect to have his or her deferred fees deemed invested either in 90-day U.S. Treasury bills, shares of the Common Stock of the Company of which he or she is a Director, or a combination of these options, and the amount of deferred fees payable to such director under the Directors' Plan will be determined by reference to the return on such deemed investments. Generally, the deferred fees (reflecting any earnings, gains or losses thereon) become payable upon the Director's retirement or disability. The obligation to make these payments to the Directors of a Company pursuant to the Directors' Plan is a general obligation of such Company. Each Fund may, to the extent permitted by the 1940 Act, invest in 90-day U.S. Treasury bills or the Common Stock of the Capital Company and/or the Global Company, to match its share of the deferred compensation obligation under the Directors' Plan. As of December 31, 1998, no Director or officer of either Company was a beneficial owner of any shares of the outstanding Common Stock of any series of the Companies.


INVESTMENT COMPANY

         The names and addresses of the Directors and officers of the Investment Company and their principal occupations and certain other affiliations during the past five years are given below. Unless otherwise specified, the address of each of the following persons is Four Embarcadero Center, San Francisco, California 94111.

         ROBERT J. BIRNBAUM (72), DIRECTOR. Director, Chicago Board Options Exchange (since 1998); Director, Chicago Mercantile Exchange (1990 to 1998); Trustee, Liberty All-Star Growth Fund, Inc. (since 1995); Trustee, Colonial Funds (since 1995); Trustee, Liberty All-Star Equity Fund, Inc. (since 1994); Special Counsel, Dechert Price & Rhoads (law firm) (1988 to 1993); President and Chief Operating Officer, New York Stock Exchange, Inc. (1985 to 1988); President and Chief Operating Officer, American Stock Exchange, Inc. (1977 to 1985).

         CARROLL BROWN (71), DIRECTOR. President, The American Council on Germany (since 1988); Executive Director, John J. McCloy Fund (since 1988); Foreign Service Officer, United States Department of State with service in Yugoslavia, Poland, Austria, and Germany (1957 to 1988); U.S. Consul General, Dusseldorf and Munich; Deputy Assistant Secretary of State, U.S. State Department (1986 and 1987).

         THEODORE J. COBURN (46), DIRECTOR. Partner, Brown, Coburn & Co., a consulting firm (since 1991); education associate at Harvard University Graduate School of Education (since 1996); Director, Nicholas-Applegate Fund, Inc. (since
1987); Trustee, Nicholas-Applegate Mutual Funds (since 1992); Director, Measurement Specialties, Inc. (since 1995); Director, Moovies, Inc. (since
1995); Senior Vice President, Prudential Securities Inc. (1986 to 1991); Managing Director of the Global Equity Transactions Group and a member of the Board of Directors, Prudential Securities (1986 to 1991); Managing Director, Merrill Lynch Capital Markets (1983 to 1986).

         SIEGFRIED A. KESSLER (82), DIRECTOR. Retired; Chairman. Carl Zeiss Inc. (New York) (1981 to 1982) and President (1965 to 1981) (sale, distribution and service of scientific instruments and optical products) (1965 to 1985).

         ALFRED FIORE (62), DIRECTOR. General Manager, Hirschfeld, Stern, Moyer & Ross, Inc. (employee benefit consulting firm) (since 1988); Consultant, Lois/U.S.A. (creative advertising agency) (1987 to 1988); Executive Vice President and Chief Financial Officer, Parlux Fragrances, Inc. (1987); Executive Vice President and Chief Financial Officer, Concord Assets Group, Inc. (real estate manager) (1986); President and Chief Operating Officer, Amerigroup Financial Services, Inc. (financial services) (1984 to 1986); Partner, KPMG Peat Marwick, LLP (1973 to 1984).

         GOTTFRIED W. PERBIX (70), DIRECTOR. President, Perbix International, Inc. (management consulting) (1980 to 1994); Director, American Profol Inc. (plastic film manufacturers) (since 1993); Sole Proprietor, Perbix Associates (executive search) (since 1978).

         JACOB SALIBA (86), DIRECTOR. Director, Chairman (1988 to 1994) and Chief Executive Officer (1988 to 1993), Katy Industries, Inc. (diversified manufacturing and oil and related services); President and Chief Operating Officer, Katy Industries, Inc. (1968 to 1987); Director, CEGF Compagnie des Entrepots et Gares Frigorifques (cold storage warehouses) (since 1989); Director, Schon & Cie AG (manufacturer of machinery) (since 1990); Director, Sahlman Seafoods (shrimp fishing and shrimp aquaculture) (since 1998); Director, Syratech Corp. (manufacturer of household furnishings) (1992 to 1998).

         ANTHONY AIN, (40), President. Mr. Ain is a Managing Director and General Counsel of Dresdner RCM, with which he has been associated since 1992. From 1988 to 1992, he worked for the United States Securities and Exchange Commission, first as Counsel to Commissioner Joseph A. Grundfest, then as a Senior Special Counsel in the SEC's Division of Market Regulation. From 1984 to 1988, he was an associate in the Washington, D.C. office of Fried, Frank, Harris, Shriver & Jacobson, where he practiced securities and banking law.

         ROBERT J. GOLDSTEIN, (37), Vice President and Secretary. Mr. Goldstein is a Director and Associate General Counsel of Dresdner RCM, with which he has been associated since 1997. From 1990 to 1996, Mr. Goldstein was an associate in the New York, London and Prague offices of Weil, Gotshal & Manges where his practice primarily focused on private investment and hedge funds, and international transactional and general corporate matters.

         KARIN L. BROTMAN, (33), Assistant Secretary. Ms. Brotman is Assistant Fund Counsel of Dresdner RCM, with which she has been associated since 1997. From 1995 to 1997, Ms. Brotman was a Product Manager at Fidelity Investments in their Legal Department, where she was involved in providing legal and compliance for 1940 Act registered management investment companies. From 1993 to 1995, she was employed as an Account Officer with Fleet Financial Group where she was responsible for negotiating the legal recovery of a distressed asset portfolio.

         JENNIE W. KLEIN, (35), Vice President and Treasurer. Ms. Klein is Director of Commingled Fund Services and a Director of Dresdner RCM, with which she has been associated since 1994. She is responsible for fund administration and shareholder record keeping for the Dresdner RCM products. From 1991 to 1994, Ms. Klein was employed at G.T. Capital Management as the Manager of Financial Reporting and Compliance for their mutual funds. From 1988 to 1991, she was an auditor at KPMG Peat Marwick.

         STEVEN L. WONG, (33), Assistant Treasurer. Mr. Wong joined Dresdner RCM in 1994 and is the Manager of Commingled Fund Services. He is responsible for overseeing Dresdner RCM's mutual fund administration which includes financial reporting, compliance, tax reporting, fund accounting, budgeting and shareholder servicing. From 1992 to 1994, Mr. Wong was a senior auditor at KPMG Peat Marwick specializing in the audit of investment companies. From 1991 to 1992, he was a fund accountant with Franklin Funds.

         Effective January 1, 1999, the Fund pays each of its Directors who is not an interested person of the Fund, as defined in the 1940 Act, an annual fee of $9,000, plus $1,500 for each Board of Directors meeting attended. Effective November 4, 1999, the Fund pays each of the members of the Audit Committee of the Board of Directors who is not an interested person of the Fund, as defined in the 1940 Act $500 for each Audit Committee meeting attended. During the fiscal year ended December 31, 1999, all such Directors as a group received from the Fund aggregate fees amounting to $175,250. In addition, the Fund reimburses Directors not affiliated with Dresdner RCM for travel and out-of-pocket expenses incurred in connection with meetings of the Board.

         The following table sets forth for each Director receiving compensation from the Europe Fund the amount of such compensation paid by the Fund during the fiscal year ended December 31, 1999.

                                                     PENSION OR RETIREMENT                          TOTAL COMPENSATION
                                     AGGREGATE        BENEFITS ACCRUED AS      ESTIMATED ANNUAL      FROM EUROPE FUND
                                 COMPENSATION FROM          PART OF             BENEFITS UPON        AND FUND COMPLEX
     NAME OF PERSON, POSITION       EUROPE FUND          FUND EXPENSES            RETIREMENT        PAID TO DIRECTORS(1)
  Robert J. Birnbaum                  $30,500                 N/A                     __                 $30,500
  Carroll Brown                       $18,000                 N/A                     __                 $18,000
  Theodore J. Coburn                  $30,000                 N/A                     __                 $30,000
  James E. Dowd(2)                    $11,250                 N/A                     __                 $11,250
  Alfred W. Fiore                     $30,500                 N/A                     __                 $30,500
  Siegfried A. Kessler                $18,500                 N/A                     __                 $18,500
  Gottfried W. Perbix                 $18,500                 N/A                     __                 $18,500
  Jacob Saliba                        $18,500                 N/A                     __                 $18,500
                                -----------------------------------------------------------------------------------------

         TOTAL                       $175,750                                                            $175,250

(1) During the fiscal year ended December 31, 1999, there were thirteen funds in the complex.
(2) Mr. Dowd served as Director of the Company from 1990 through May 1999.

         During the fiscal year ended December 31, 1998, the Board of Directors met five times and during the fiscal year ending December 31, 1999, the Board of Directors met six times. Each Director, except Mr. Dowd, attended at least 75% of the total number of meetings of the Board and each Committee of the Board of which he was a member held during the period in which he served. Mr. Dowd passed away in May 1999. The Board wishes to express its appreciation for his long and valuable service to the Fund.

         The Board of Directors has an Audit Committee presently composed of Messrs. Perbix, Fiore, Birnbaum and Kessler, none of whom is an interested person of the Fund (as defined in the 1940 Act). The Audit Committee makes recommendations to the full Board with respect to the engagement of independent accountants and reviews with the independent accountants the plan and results of the audit engagement and matters having a material effect upon the Fund's financial operations. The Audit Committee held two meetings during the fiscal year ended December 31, 1998 and two meetings during the fiscal year ending December 31, 1999.

         In 1998, the Board of Directors established an ad hoc Strategic Planning and Communications Committee, composed of Messrs. Birnbaum, Coburn, and Fiore, none of whom is an interested person of the Fund (as defined in the 1940
Act), to communicate with stockholders on behalf of the full Board of Directors and to consider various strategic options for the future of the Fund, including, whether the Fund should convert from a closed-end investment company to an open-end investment company. Strategic Planning and Communications Committee members received $1,500 per meeting in 1998. There were 8 such meetings in 1999.

         The Board of Directors has no compensation committee, or other committee performing a similar function. Upon conversion of the Fund to an open-end structure, a Nominating Committee was established, which consists of the Directors who are not interested persons of the Fund (as defined in the 1940
Act).


Control Persons and Principal Holders of Securities

         As of March 31, 2000, there were 14,622,094 shares of the International Growth Equity Fund outstanding, 9,846,845 shares of the Global Technology Fund outstanding, 1,954,227 shares of the Global Small Cap Fund outstanding, 1,931,779 shares of the Global Health Care Fund outstanding, 1,278,662 shares of the Large Cap Growth Fund outstanding, 10,073,071 shares of the Biotechnology Fund outstanding, 572,368 shares of the Emerging Markets Fund outstanding, 697,423 shares of the Tax Managed Growth Fund outstanding, 311,228 shares of the Balanced Fund outstanding and 4,872,928 shares of the Europe Fund outstanding. On that date the following were known to the Companies to own of record more than 5% of the Funds' outstanding capital stock:

         Name and Address of                                                                  % of Shares
         Beneficial Owner                                        Shares Held                  Outstanding

         LARGE CAP GROWTH FUND

         Pacific Maritime Association                                415,233                       32.47%
         P.O. Box 7861
         San Francisco, California 94120-786

         Congoleum Corp Master Trust                                 280,445                       21.93%
         3705 Quakerbridge Road
         Mercerville, New Jersey 08619-0127

         AAA Washington                                              176,968                       13.84%
         1745 114th Avenue SE
         Bellevue, Washington 98004-6968


                                    Page 39

         Name and Address of                                                                  % of Shares
         Beneficial Owner                                        Shares Held                  Outstanding

         Charles Schwab & Co., Inc.                                   88,097                        6.89%
         FBO Customers
         101 Montgomery Street
         San Francisco, California 94104


         TAX MANAGED GROWTH FUND

         Boston & Company                                            370,514                       53.13%
         Mutual Fund Operations
         P.O. Box 3198
         Pittsburgh, PA

         Clients of Dresdner Bank AG/                                100,000                       14.34%
         Investment Management
         Institutional Asset Management Division
         Jorgen-Ponto-Platz
         60301 Frankfurt
         Germany

         Madre Lode                                                   66,094                        9.48%
         731 Madre Street
         Pasadena, California 91107-5662

         Charles Schwab & Co., Inc.                                   39,023                        5.60%
         FBO Customers
         101 Montgomery Street
         San Francisco, California 94104


         BIOTECHNOLOGY FUND

         Charles Schwab & Co., Inc.                                4,724,992                       46.91%
         FBO Customers
         101 Montgomery Street
         San Francisco, California 94104

         National Financial Services Corp.                         2,254,639                       22.38%
         FBO Customers
         200 Liberty Street
         One World Financial Center
         New York, New York 10281-1003

         National Investors Service Corp.                            692,026                        6.87%
         FBO Customers
         55 Water Street
         New York, New York 10041-0098



                                    Page 40

         Name and Address of                                                                  % of Shares
         Beneficial Owner                                        Shares Held                  Outstanding

         BALANCED FUND

         Pacific Maritime Association Deferred                       206,889                       66.48%
         Compensation Plan
         P.O. Box 7861
         San Francisco, California 94120-7861

         Bank of New York                                            104,339                       33.52%
         FBO Joseph W. Saunders IRA
         1 Wall Street 23rd Floor
         New York, New York 10286-0001


         GLOBAL SMALL CAP FUND

         Dean Witter Discover & Co.                                  528,360                       27.04%
         333 Market Street 25th Floor
         San Francisco, California 94105-2102

         Charles Schwab & Co., Inc.                                  452,604                       23.16%
         FBO Customers
         101 Montgomery Street
         San Francisco, California 94104

         National Financial Services Corp.                           372,835                       19.08%
         FBO Customers
         200 Liberty Street
         One World Financial Center
         New York, New York 10281-1003

         Clients of Dresdner Bank AG/                                320,064                       16.38%
         Investment Management
         Institutional Asset Management Division
         Jorgen-Ponto-Platz
         60301 Frankfurt
         Germany

         National Investors Service Corp.                            106,547                        5.45%
         FBO Customers
         55 Water Street
         New York, New York 10041-0098


         GLOBAL TECHNOLOGY FUND

         Charles Schwab & Co., Inc.                                3,504,522                       35.59%
         FBO Customers
         101 Montgomery Street
         San Francisco, California 94104


                                    Page 41

         Name and Address of                                                                  % of Shares
         Beneficial Owner                                        Shares Held                  Outstanding

         National Financial Services Corp.                         2,400,394                       24.38%
         FBO Customers
         200 Liberty Street
         One World Financial Center
         New York, New York 10281-1003

         National Investors Service Corp.                            572,185                        5.81%
         FBO Customers
         55 Water Street
         New York, New York 10041-0098


         GLOBAL HEALTH CARE FUND

         Charles Schwab & Co., Inc.                                  758,042                       39.24%
         FBO Customers
         101 Montgomery Street
         San Francisco, California 94104

         Clients of Dresdner Bank AG/                                400,000                       20.71%
         Investment Management
         Institutional Asset Management Division
         Jorgen-Ponto-Platz
         60301 Frankfurt
         Germany

         National Financial Services Corp.                           346,398                       17.93%
         FBO Customers
         200 Liberty Street
         One World Financial Center
         New York, New York 10281-1003

         National Investors Service Corp.                            119,017                        6.16%
         FBO Customers
         55 Water Street
         New York, New York 10041-0098


         INTERNATIONAL GROWTH EQUITY FUND

         Citigroup Inc. Pension Plan                               3,397,203                       23.23%
         1 Court Square 15th Floor
         Long Island City, New York 111120-0001

         JM Family Enterprises, Inc.                               1,615,782                       11.05%
         100 NW 12th Avenue
         Deerfield Beach, Florida 33442


                                    Page 42

         Name and Address of                                                                  % of Shares
         Beneficial Owner                                        Shares Held                  Outstanding

         Boston Safe Deposit and Trust Company                     1,170,340                        8.00%
         FBO Blue Cross and Blue Shield of
         Massachusetts Retirement Income Trust
         100 Summer Street
         Boston, Massachusetts 02110


         EMERGING MARKETS FUND

         Clients of Dresdner Bank AG/                                300,000                       52.41%
         Investment Management
         Institutional Asset Management Division
         Jorgen-Ponto-Platz
         60301 Frankfurt
         Germany

         National Financial Services Corp.                           101,298                       17.70%
         FBO Customers
         200 Liberty Street
         One World Financial Center
         New York, New York 10281-1003

         Charles Schwab & Co., Inc.                                   89,686                       15.67%
         FBO Customers
         101 Montgomery Street
         San Francisco, California 94104

         Madre Lode                                                   51,943                        9.00%
         731 Madre Street
         Pasadena, California 91107-5662


         EUROPE FUND

         Charles Schwab & Co., Inc.                                  987,589                       20.27%
         FBO Customers
         101 Montgomery Street
         San Francisco, California 94104

         National Financial Services Corp.                           344,467                        7.07%
         FBO Customers
         200 Liberty Street
         One World Financial Center
         New York, New York 10281-1003

         Smith Barney Inc.                                           300,863                        6.17%
         388 Greenwich Street
         New York, New York 10013-2339


                                    Page 43

         Name and Address of                                                                  % of Shares
         Beneficial Owner                                        Shares Held                  Outstanding

         Marshcove & Co.                                             290,930                        5.97%
         P.O. Box 5756
         Boston, Massachusetts 02206-0001


THE INVESTMENT MANAGER

         The Board of Directors of each Company has overall responsibility for the operation of such Company's Funds. Pursuant to such responsibility, the Board of Directors of each Company has approved various contracts for designated financial organizations to provide, among other things, day to day management services required by the Funds. Each Company has retained as the Funds' Investment Manager, Dresdner RCM Global Investors LLC, a Delaware limited liability company with principal offices at Four Embarcadero Center, San Francisco, California 94111. The Investment Manager is actively engaged in providing investment supervisory services to institutional and individual clients. The Investment Manager was established in December of 1998 and is the successor to the business of its holding company, Dresdner RCM Global Investors US Holdings LLC. The Investment Manager was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then.

         The Investment Manager is an indirect wholly owned subsidiary of Dresdner Bank, an international banking organization with principal executive offices located at Gallunsanlage 7, 60041 Frankfurt, Germany. With total consolidated assets as of December 31, 1999, of EUR 397 billion (USD 463 billion), and approximately 1,500 offices and 51,000 employees in over 60 countries around the world, Dresdner is one of Germany's largest banks. Dresdner provides a full range of banking services including, traditional lending activities, mortgages, securities, project finance and leasing, to private customers and financial and institutional clients. In the United States, Dresdner maintains branches in New York and Chicago and an agency in Los Angeles. As of the date of this SAI, the nine members of the Board of Managers of the Investment Manager are William L. Price (Chairman), Gerhard Eberstadt, George N. Fugelsang, Joachim Madler, Leonhard Fischer, Susan C. Gause, Luke D. Knecht, William S. Stack, and Kenneth B. Weeman, Jr.

         Dresdner and the Investment Manager, by virtue of Dresdner's banking operations in the United States, are subject to U.S. banking laws and regulations. U.S. banking organizations generally may act as advisers to investment companies and may buy and sell investment company shares for their customers. The Investment Manager believes that it may perform the services contemplated by its investment management agreements with the Company without violating these banking laws or regulations. In addition, effective March 11, 2000, banking organizations that qualify as and elect to become financial holding companies are permitted to sponsor and distribute the shares of investment companies. Thus, the extent to which Dresdner qualifies and elects to engage in these activities, as well as future changes in legal requirements or regulatory interpretations relating to permissible activities of banking organizations and their affiliates, could affect the nature and scope of services provided to the Company by the Investment Manager or its affiliates.

         The Investment Manager provides the Funds with investment supervisory services pursuant to Investment Management Agreements, Powers of Attorney and Service Agreements (the "Management Agreements") dated as of June 14, 1996 for the Global Technology Fund and International Fund, December 27, 1996 for the Global Small Cap Fund, Global Health Care Fund and Large Cap Fund, December 30, 1997 for the Biotechnology Fund and Emerging Markets Fund, December 30, 1998 for the Tax Managed Growth Fund, January 26, 1999 for the Europe Fund and December 15, 2000 for the Balanced Fund. The Investment Manager manages the Funds' investments, provides various administrative services, and supervises the Funds' daily business affairs, subject to the authority of the Boards of Directors. The Investment Manager is also the investment manager for Dresdner RCM Growth Equity Fund and Dresdner RCM Small Cap Fund, each a series of Dresdner RCM Capital Funds, Inc.; Dresdner RCM Global Equity Fund and Dresdner RCM Strategic Income Fund, each a series of Dresdner RCM Global Funds, Inc.; and RCM Strategic Global Government Fund, Inc., Bergstrom Capital Corporation, and Dresdner RCM Global Strategic Income Fund, Inc., each closed-end management investment companies. A Fund's Management Agreement may be renewed from year-to-year after its initial term, provided that any such renewals have been specifically approved at least annually by (i) the vote of a majority of the Company's Board of Directors, including a majority of the Directors who are not parties to the Management Agreement or interested persons (as defined in the 1940 Act) of any such person, cast in person at a meeting called for the purpose of voting on such approval, or (ii) the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund and the vote of a majority of the Directors who are not parties to the contract or interested persons of any such party.

         Each Fund has, under its respective Management Agreement, assumed the obligation for payment of all of its ordinary operating expenses, including: (a) brokerage and commission expenses, (b) federal, state, or local taxes incurred by, or levied on, the Fund, (c) interest charges on borrowings, (d) charges and expenses of the Fund's custodian, (e) investment advisory fees (including fees payable to the Investment Manager under the Management Agreement), (f) fees pursuant to the Fund's Rule 12b-1 plan, (g) legal and audit fees, (h) SEC and "Blue Sky" registration expenses, and (i) compensation, if any, paid to officers and employees of the Company who are not employees of the Investment Manager (see DIRECTORS AND OFFICERS). The Investment Manager is responsible for all of its own expenses in providing services to the Funds. Expenses attributable to a Fund are charged against the assets of the Fund.

         For the services rendered by the Investment Manager under each Fund's Investment Management Agreement, each Fund pays management fees at an annualized rate of its average daily net assets, as described in the Prospectus. For the fiscal years ended December 31, 1999, 1998 and 1997, the International Fund incurred fees of $1,233,869, $878,692 and $611,884 and the Global Technology Fund incurred fees of $683,211, $104,008 and $61,204, the Global Small Cap Fund incurred fees of $72,416, $52,418, and $45,183 the Global Health Care Fund incurred fees of $54,854, $50,736 and $46,238, the Large Cap Growth Fund incurred fees of $85,913, $40,991 and $33,041, the Biotechnology Fund incurred fees of $58,217, $31,260 and $165, the Emerging Markets Fund incurred fees of $34,657, $28,446 and $164 and the Europe Fund incurred fees of $927,995, $1,915,266 and $1,555,539. For fiscal 1999 and 1998, the Tax Managed Growth Fund incurred fees of $10,058 and $21. For fiscal 1999 the Balanced Fund incurred fees of $279.

         The Investment Manager has agreed to limit each Fund's expenses as described in the Prospectus. Each Fund has agreed to reimburse the Investment Manager, for a period of up to five years, for any such payments to the extent that the Fund's operating expenses are otherwise below this expense cap. This obligation will not be recorded on the books of a Fund to the extent that the total operating expenses of the Fund are at or above the expense cap. However, if the total operating expenses of a Fund fall below the expense cap, the reimbursement to the Investment Manager will be accrued by the Fund as a liability.

         Each Fund's Management Agreement provides that the Investment Manager will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except for liability resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the Investment Manager's reckless disregard of its duties and obligations under the Management Agreement. The Company has agreed to indemnify the Investment Manager out of the assets of each Fund, against liabilities, costs and expenses that the Investment Manager may incur in connection with any action, suit, investigation or other proceeding arising out of or otherwise based on any action actually or allegedly taken or omitted to be taken by the Investment Manager in connection with the performance of its duties or obligations under the Management Agreement with respect to the Fund or otherwise as investment manager of the Fund. The Investment Manager is not entitled to indemnification with respect to any liability to a Fund or its stockholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of its reckless disregard of its duties and obligations under the Management Agreement.

         Each Management Agreement is terminable without penalty on 60 days' written notice by a vote of the majority of the outstanding voting securities of the Fund which is the subject of the Management Agreement, by a vote of the majority of the respective Company's Board of Directors, or by the Investment Manager on 60 days' written notice and will automatically terminate in the event of its assignment (as defined in the 1940 Act).

THE DISTRIBUTOR

         Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109 (the "Distributor") serves as Distributor to each Fund. The Distributor has provided mutual fund distribution services since 1976, and is a subsidiary of Boston Institutional Group, Inc., which provides distribution and other related services with respect to investment products.


DISTRIBUTION AGREEMENT

         Pursuant to Distribution Agreements with the Capital Company, the Global Company and the Investment Company, the Distributor has agreed to use its best efforts to effect sales of shares of the Funds, but is not obligated to sell any specified number of shares. Each Distribution Agreement contains provisions with respect to renewal and termination similar to those in each Fund's Management Agreement discussed above. Pursuant to the Distribution Agreements, the Companies have agreed to indemnify the Distributor out of the assets of each Fund to the extent permitted by applicable law against certain liabilities under the Securities Act of 1933 arising in connection with the Distributor's activities on behalf of the Companies.

         Each Company also has an Agreement with the Investment Manager and the Distributor pursuant to which the Distributor has agreed to provide: regulatory, compliance and related technical services to the Company; services with regard to advertising, marketing and promotional activities; and officers to the Companies. The Investment Manager is required to reimburse the Company for any fees and expenses of the Distributor pursuant to the Agreements.


DISTRIBUTION PLAN AND DISTRIBUTION AND SERVICE PLAN

         The Global Company, on behalf of its Dresdner RCM Large Cap Growth Fund, Dresdner RCM Global Small Cap Fund, Dresdner RCM Emerging Markets Fund, Dresdner RCM Biotechnology Fund, Dresdner RCM Global Health Care Fund, Dresdner RCM Global Technology and Dresdner RCM Tax Managed Growth Fund Class N shares, and the Capital Company, on behalf of its Dresdner RCM International Growth Equity Fund Class N shares have adopted distribution and service plans, (the "Global Plan" and the "Capital Plan") and the Investment Company, on behalf of its Dresdner RCM Europe Fund Class N shares has adopted a distribution plan (with the Global Plan and the Capital Plan, collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, each Fund pays the Distributor an annual fee of up to 0.25% of the average daily net assets of its Class N shares as reimbursement for certain expenses actually incurred by the Distributor in connection with providing distribution and shareholder support services to such shares. Class I shares are not subject to 12b-1 fees. The Distributor is reimbursed for: (a) expenses incurred in connection with advertising and marketing the N Class of shares of the Funds, including but not limited to any advertising by radio, television, newspapers, magazines, brochures, sales literature, telemarketing or direct mail solicitations; (b) periodic payments of fees or commissions for distribution assistance made to one or more securities brokers, dealers or other industry professionals such as investment advisers, accountants, estate planning firms and the Distributor itself in respect of the average daily value of shares owned by clients of such service organizations, and (c) expenses incurred in preparing, printing and distributing the Funds' prospectus and statement of additional information.

         Each Plan continues in effect from year to year with respect to each Fund, provided that each such continuance is approved at least annually by a vote of the Board of Directors of the respective Company, including a majority vote of the Directors who are not "interested persons" of the Company within the meaning of the 1940 Act and have no direct or indirect financial interest in the Plan or in any agreement related to the Plan, cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated with respect to a Fund at any time, without penalty, by the vote of a majority of the outstanding shares of the Fund. The Plans may not be amended to increase materially the amounts to be paid by a Fund for the services described therein without approval by the shareholders of the Fund, and all material amendments are required to be approved by the Board of Directors of the respective Company in the manner described above. Each Plan will automatically terminate in the event of its assignment.

         If in any year Funds Distributor is due more from the Fund for such services than is immediately payable because of the expense limitation under the Plans, the unpaid amount is carried forward while the Plans are in effect until such later year as it may be paid. There is no limit on the periods during which unreimbursed expenses may be carried forward, although the Funds are not obligated to repay any outstanding unreimbursed expenses that may exist if the Plans are terminated or not continued. No interest, carrying, or finance charge will be imposed on any amounts carried forward.

         During fiscal 1999, the International Growth Equity Fund, Global Technology Fund, Global Small Cap Fund, Global Health Care Fund, Large Cap Growth Fund, Biotechnology Fund, Emerging Markets Fund, Tax Managed Growth Fund and Europe Fund reimbursed the Distributor $1,011, $34,870, $541, $13,714, $151, $14,438, $146, $423 and $91,278, respectively, for certain expenses actually incurred by the Distributor. These fees reimbursed the Distributor for expenses actually incurred in connection with the Funds' participation in fund supermarket platforms. Unreimbursed expenses on behalf of each of the above referenced funds for fiscal 1999 amounted to $130,215.91, $184,884.78, $117,925.96, $103,457.88, $120,519.72, $111,164.32, $129,279.79, $132,742.31 and
$35,469.97 representing 0.04%, 0.07%, 0.46%, 1.69%, 0.76%,0.75%, 2.37%, 5.88%
and 0.05 %, respectively, of each Fund's net assets.

         The Distributor may pay broker-dealers and others, out of the fees it receives under the Plans, quarterly trail commissions of up to 0.25%, on an annual basis, of the average daily net assets attributable to the N class of shares of each Fund held in the accounts of their customers.

         Pursuant to the Plans, the Board of Directors of each Company will review at least quarterly a written report of the distribution expenses incurred on behalf of shares of the N Class of shares of the Funds by the Distributor. The report will include an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of Directors of each Company who are not "interested persons" of the Company within the meaning of the 1940 Act will be committed to the Directors who are not interested persons of the Company.


THE ADMINISTRATOR

         The administrator of the Capital Company, the Global Company (except for the Emerging Markets Fund) and the Investment Company is State Street Bank and Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, Massachusetts 02109.

         Pursuant to an Administration Agreement with each Company, State Street is responsible for performing all administrative services required for the daily operation of the Companies, subject to the control, supervision and direction of the Companies and the review and comment by each Company's auditors and legal counsel. State Street has no supervisory responsibility over the investment operations of the Funds. Administrative services performed by State Street include, but are not limited to, the following: overseeing the determination and publication of each Company's net asset value; overseeing the maintenance by each Company's custodian of certain book and records of the Company; preparing each Company's federal, state and local income tax returns; arrange for payment of each Company's expenses; and preparing each financial information for each Company's semi-annual and annual reports, proxy statements and other communications.

         For its services, State Street receives annual fees pursuant to the following schedule:

                                                                       ANNUAL FEE
         Average Assets                                       Expressed in Basis Points: 1/100 of 1%


                                    Page 47

                                                                       ANNUAL FEE
         Average Assets                                       Expressed in Basis Points: 1/100 of 1%
         First $250 Million/Fund                                       2.50
         Next $250 Million/Fund                                        1.75
         Thereafter                                                    1.00
         Minimum/Fund                                                  $57,500

         Fees are calculated by multiplying each Average Asset Break Point in the above schedule by the number of Funds in the Dresdner RCM complex to determine the breakpoints used in the schedule. Total net assets of all the Funds will be used to calculate the fee by multiplying the net assets of the Funds by the basis point fees in the above schedule. The minimum fee will be calculated by multiplying the minimum fee by the number of Funds in the complex to arrive at the total minimum fee. The greater of the basis point fee or the minimum fee will be allocated equally to each Fund in the complex.

         Brown Brothers Harriman & Co. ("BBH") serves as administrator of the Emerging Markets Fund. BBH provides administrative services similar to those provided by State Street, as described above. For its services, which include fund accounting services, BBH receives annual fees pursuant to the following schedule:

          Average Assets              ANNUAL FEE
                                      Expressed in Basis Points: 1/100 of 1%
          First $100 Million                         2.50
          Next $400 Million                          3.75
          Thereafter                                 2.50
          Minimum                                    $70,000

          $1,500 per month for first additional class


         Total net assets of the Fund will be used to calculate the fee by multiplying the net assets of the Fund by the basis point fees in the above schedule. The greater of the basis point fee or the minimum fee will be allocated to the Fund.


OTHER SERVICE PROVIDERS

         State Street acts as the transfer agent, redemption agent and dividend paying agent for the Funds. State Street also acts as custodian for all the Funds, except the Emerging Markets Fund. Brown Brothers Harriman & Co. ("Brown Brothers") acts as custodian for the Emerging Markets Fund. Each custodian is responsible for the safekeeping of a Fund's assets and the appointment of any subcustodian banks and clearing agencies.

         State Street's principal business address is 1776 Heritage Drive, North Quincy, Massachusetts 02171. Brown Brothers' principal business address is 40 Water Street, Boston, Massachusetts 02109.

         PricewaterhouseCoopers LLP ("PwC") acts as the independent public accountants for the Funds. The accountant examines financial statements for the Funds and provides other audit, tax, and related services. PwC's principal business address is 160 Federal Street, Boston, Massachusetts 02110.


NET ASSET VALUE

         For purposes of the computation of the net asset value of each share of each Fund, equity securities traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded as of the close of regular trading on the day the securities are being valued, unless the Board of Directors or a duly constituted committee of the Board determines that such price does not reflect the fair value of the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Investment Manager to be the primary market for the securities. If there has been no sale on such day, the security will be valued at the closing bid price on such day. If no bid price is quoted on such day, then the security will be valued by such method as a duly constituted committee of the Board of Directors determines in good faith to reflect its fair value. Readily marketable securities traded only in the over-the-counter market that are not listed on the NASDAQ Stock Market or a similar foreign reporting service will be valued at the mean bid price, or such other comparable sources as the Board of Directors deems appropriate to reflect their fair value. Other portfolio securities held by the Funds will be valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available such securities will be valued by whatever means a duly constituted committee of the Board of Directors deems appropriate to reflect their fair value.

         Futures contracts and related options are valued at their last sale or settlement price as of the close of the exchange on which they are traded or, if no sales are reported, at the mean between the last reported bid and asked prices. All other assets of the Funds will be valued in such manner as a duly constituted committee of the Board of Directors in good faith deems appropriate to reflect their fair value.

         Trading in securities on foreign exchanges and over-the-counter markets is normally completed at times other than the close of regular trading on the New York Stock Exchange. In addition, foreign securities and commodities trading may not take place on all business days in New York, and may occur in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the calculation of net asset value unless the Board of Directors determines that a particular event would materially affect net asset value, in which case an adjustment will be made.

         Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of net asset value into U.S. dollars at the spot exchange rates at 12:00 p.m. Eastern time or at such other rates as the Investment Manager may determine to be appropriate in computing net asset value.

         Debt obligations with maturities of 60 days or less are valued at amortized cost. The Companies may use a pricing service approved by the Board of Directors to value other debt obligations. Prices provided by such a service represent evaluations of the mean between current bid and asked market prices, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual rating characteristics, indications of value from dealers, and other market data. Such services may use electronic data processing techniques and/or a matrix system to determine valuations. The procedures of such services are reviewed periodically by the officers of the Investment Manager under the general supervision of the Board of Directors. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations equal fair market value.

         The Board of Directors of each Company has adopted guidelines and procedures for valuing portfolio securities for which market quotations are not readily available and has delegated to a Pricing Committee the responsibility for determining the basis for pricing such securities. Such pricing may be used only when no reliable external price is available from a pricing service, from a dealer quotation, or from a recent sale.


PURCHASE AND REDEMPTION OF SHARES

         The price paid for purchase and redemption of shares of the Funds is based on the net asset value per share, which is normally calculated once daily at the close of regular trading (normally 4:00 P.M. Eastern time) on the New York Stock Exchange on each day that the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, President's Day, Martin Luther King Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The offering price is effective for orders received by Boston Financial Data Services ("BFDS") prior to the time of determination of net asset value. Dealers are responsible for promptly transmitting purchase orders to BFDS. Each Company reserves the right in its sole discretion to suspend the continued offering of one or more of its Funds' shares and to reject purchase orders in whole or in part when such rejection is in the best interests of the Fund and its respective shareholders.


REDEMPTION OF SHARES

         Payments will be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of a Fund. Under such circumstances, payment of the redemption price could be made either in cash or in portfolio securities taken at their value used in determining the redemption price (and, to the extent practicable, representing a pro rata portion of each of the portfolio securities held by the Fund), or partly in cash and partly in portfolio securities. Payment for shares redeemed also may be made wholly or partly in the form of a pro rata portion of each of the portfolio securities held by a Fund at the request of the redeeming stockholder, if the Company believes that honoring such request is in the best interests of such series. If payment for shares redeemed were to be made wholly or partly in portfolio securities, brokerage costs would be incurred by the stockholder in converting the securities to cash.

         Each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's Net Asset Value next computed after they are accepted by an authorized broker or the broker's authorized designee provided they are transmitted to the Fund's transfer agent on the same day.


DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

         Each income dividend and capital gain distribution, if any, declared by a Fund will be paid in full and fractional shares based on the net asset value as determined on the ex-dividend date for such distribution, unless the stockholder or his or her duly authorized agent has elected to receive all such payments or the dividend or other distribution portion thereof in cash. Changes in the manner in which dividend and other distribution payments are paid may be requested by the stockholder or his or her duly authorized agent at any time through written notice to the appropriate Company and will be effective as to any subsequent payment if such notice is received by the Company prior to the record date used for determining the stockholders entitled to such payment. Any distribution election will remain in effect until the Company is notified by the stockholder in writing to the contrary.


REGULATED INVESTMENT COMPANY

         Each Fund has qualified and intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Code. Each Fund is treated as a separate corporation for tax purposes and thus the provisions of the Code generally applicable to regulated investment companies are applied separately to the Funds. In addition, net capital gains (the excess of net long-term capital gain over net short-term capital loss), net investment income, and operating expenses are determined separately for each Fund. By complying with the applicable provisions of the Code, a Fund will not be subject to federal income tax with respect to net investment income and net realized capital gains distributed to its stockholders.

         To qualify as a regulated investment company under Subchapter M, generally a Fund must: (i) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies and certain other income (including gains from certain options, futures and forward contracts), ("Income Requirement"); and (ii) diversify its holdings so that, at the end of each fiscal quarter, (a) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities, limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         In any taxable year in which a Fund so qualifies and distributes at least 90% of the sum of its investment company taxable income (consisting of net investment income, the excess of net short-term capital gains over net long-term capital losses and net gains from certain foreign currency transactions) and its net tax-exempt interest income (if any) ("Distribution Requirement"), it will be taxed only on that portion, if any, of such investment company taxable income and any net capital gain that it retains. The Funds expect to so distribute all of such income and gains on an annual basis and thus will generally avoid any such taxation.

         Even if a Fund qualifies as a "regulated investment company," it may be subject to a federal excise tax unless it meets certain additional distribution requirements. Under the Code, a nondeductible excise tax of 4% ("Excise Tax") is imposed on the excess of a regulated investment company's "required distribution" for a calendar year ending within the regulated investment company's taxable year over the "distributed amount" for that calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income and net gains from certain foreign currency transactions) for the calendar year, (ii) 98% of capital gain net income (generally both long-term and short-term capital gain) for the one-year period ending on October 31 (as though that period were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by a Fund from its current year's ordinary income and capital gain net income and (ii) any amount on which a Fund pays income tax for the year. The Funds intend to meet these distribution requirements to avoid Excise Tax liability.

         Stockholders who are subject to federal or state income or franchise taxes will be required to pay taxes on dividend and capital gain distributions they receive from a Fund whether paid in additional shares of the Fund or in cash. To the extent that dividends received by a Fund would qualify for the 70% dividends-received deduction available to corporations, the Fund must designate in a written notice to stockholders, within 60 days after the close of the Fund's taxable year, the amount of the Fund's dividends that would be eligible for this treatment. In order to qualify for the dividends-received deduction with respect to a dividend paid on Fund shares, a corporate stockholder must hold the Fund shares for at least 45 days during the 90 day period that begins 45 days before the shares become ex-dividend with respect to the dividend. Stockholders, such as qualified employee benefit plans, which are exempt from federal and state taxation generally would not have to pay income tax on dividend or capital gain distributions. Prospective tax-exempt investors should consult their own tax advisers with respect to the tax consequences of an investment in the Funds under federal, state, and local tax laws.


WITHHOLDING

         Dividends paid by a Fund to a stockholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign stockholder") generally will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply, however, if a dividend paid by a Fund to a foreign stockholder is "effectively connected" with the conduct of a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net capital gain to foreign stockholders who are neither U.S. resident aliens nor engaged in a U.S. trade or business generally are not subject to withholding or U.S. federal income tax.


FOREIGN CURRENCY, OPTIONS, FUTURES AND FORWARD CONTRACTS

         Gains from the sale or other disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures, and forward contracts derived by a Fund with respect to its business of investing in securities of foreign currencies, will qualify as permissible income under the Income Requirement.


SECTION 1256 CONTRACTS

         Many of the options, futures contracts and forward contracts entered into by the Funds are "Section 1256 contracts." Any gains or losses realized on
Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses, although certain foreign currency gains and losses from such contracts may be treated as ordinary income in character. Section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the Excise Tax, on October 31 or such other dates as prescribed under the Code), other than Section 1256 contracts that are part of a "mixed straddle" with respect to which a Fund has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. The 60% portion of gains on Section 1256 contracts that is treated as long-term capital gain will qualify for the reduced maximum tax rates on net capital gain -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 12 months.


STRADDLE RULES

         Generally, the hedging transactions and other transactions in options, futures and forward contracts undertaken by the Funds may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the amount, character and timing of recognition of gains or losses realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle position may be deferred under the straddle rules, rather than being taken into account for the taxable year in which these losses are realized. Because limited regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions and options, futures and forward contracts to the Funds are not entirely clear.

         Hedging transactions may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to stockholders. A Fund may make one or more elections available under the Code which are applicable to straddle positions. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to elections made. The rules applicable under certain elections operate to accelerate the recognition of gains or losses from the affected straddle positions. Because the application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to stockholders, and which will be taxed to stockholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.


SECTION 988 GAINS AND LOSSES

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in foreign currency and on the disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuation in the value of foreign currency between the date of acquisition of the debt security, contract or option and the date of disposition thereof are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to stockholders as ordinary income.

FOREIGN TAXES

         A Fund may be required to pay withholding and other taxes imposed by foreign countries which would reduce the Fund's investment income, generally at rates from 10% to 40%. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's stockholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, stockholders generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) their pro rata shares of the foreign income taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) their pro rata shares of foreign taxes in computing their taxable income or to use such amount (subject to limitations) as a foreign tax credit against their U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a stockholder who does not itemize deductions. Each stockholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will be "passed-through" for that year.

         The foregoing is a general abbreviated summary of present U.S. federal income tax laws applicable to the Funds, their stockholders and dividend and capital gain distributions by the Funds. Stockholders are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state, and local tax laws and regulations applicable to dividends and other distributions received from the Funds.


INVESTMENT RESULTS

         Average annual total return ("T") of a Fund is calculated as follows: an initial hypothetical investment of $1,000 ("P") is divided by the net asset value of shares of the Fund as of the first day of the period in order to determine the initial number of shares purchased. Subsequent dividend and capital gain distributions by a Fund are paid at net asset value on the payment date determined by the Board of Directors. The sum of the initial shares purchased and shares acquired through distributions is multiplied by the net asset value per share of the Fund as of the end of the period ("n") to determine ending redeemable value ("ERV"). The ending value divided by the initial investment converted to a percentage equals total return. The formula thus used, as required by the SEC, is:

                                        n
                                  P(1+T)  = ERV

         The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividend and capital gain distributions and changes in share price during the period.

         This formula reflects the following assumptions: (i) all share sales at net asset value, without a sales load reduction from the $1,000 initial investment; (ii) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board of Directors; and (iii) complete redemption at the end of any period illustrated. Total return may be calculated for one year, five years, ten years, and for other periods, and will typically be updated on a quarterly basis. The average annual compound rate of return over various periods may also be computed by using ending values as determined above.


         Quotations of the Balanced Fund's yield are based on the investment income per share earned during a particular 30-day period (including dividends, if any, and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the net asset value per share on the last day of the period, according to the following SEC formula:

                                                6
                           YIELD = 2[(a - b + 1)  - 1]
                                      -----
                                       cd

Where a = dividend and interest income during the period b = expenses accrued during the period (net of reimbursements) c = average daily number of shares outstanding during the period that were entitled to receive dividends
         d = maximum net offering price per share on the last day of the period

         In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements and stockholder reports other total return performance data based on time-weighted, monthly-linked total returns computed on the percentage change of the month end net asset value of the Fund after allowing for the effect of any cash additions and withdrawals recorded during the month. Returns may be quoted for the same or different periods as those for which average total return is quoted. A Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, and operating expenses, so that any investment results reported should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Results also should be considered relative to the risks associated with a Fund's investment objective and policies.

         Each of the Funds may from time to time compare its investment results with data and mutual fund rankings published or prepared by Lipper Inc. and Morningstar, Inc., which rank mutual funds by overall performance, investment objectives, and assets.

         In addition, the Funds may from time to time compare their performance with one or more of the following:

         1. THE S&P 500 INDEX which is a capitalization-weighted index of 500 stocks that attempts to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing major industries.

         2. THE SALOMON BROTHERS EXTENDED MARKET INDEX ("EMI"), which is a component of the Salomon Brothers Broad Market Index ("BMI") which includes listed shares of 5,409 companies with a total available market capitalization of at least the local equivalent of US$100 million on the last business day of May each year. The BMI consists of two components: the Primary Market Index ("PMI") is the large capitalization stock component and the EMI is the small capitalization stock component. The PMI universe is defined as those stock falling within the top 80% of the cumulative available capital level in each country. The EMI includes the bottom 20% of the cumulative available capital level in each country.

         3. THE RUSSELL MIDCAP INDEX , which is composed of the smallest 800 companies in the Russell 1000 Index. The Russell 1000 Index is made up of the 1,000 largest companies in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies by market capitalization and represents approximately 98% of the investable U.S. equity market.

         4. THE RUSSELL MIDCAP GROWTH INDEX, which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

         5. THE LIPPER SCIENCE & TECHNOLOGY FUND INDEX, which is an equally weighted index of the 10 largest U.S. science and technology mutual funds.

         6. THE RUSSELL MIDCAP HEALTH CARE INDEX, which is composed of all medium and medium/small health care companies in the Russell 1000 Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

         7. THE AMERICAN STOCK EXCHANGE BIOTECHNOLOGY INDEX, which is an equal-dollar weighted index that attempts to measure the performance of a cross section of companies in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. This index was developed with a base level of 200 stocks as of October 18, 1991.

         8. THE NASDAQ BIOTECHNOLOGY INDEX, which is a capitalization-weighted index that attempts to measure the performance of all NASDAQ stocks in the biotechnology sector. This index was developed with a base value of 200 stocks as of November 1, 1993.

         9. THE RUSSELL 2000 INDEX, which is composed of the 2,000 smallest securities in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies based on market capitalization and represents approximately 98% of the investable U.S. equity market.

         10. THE MSCI EMERGING MARKETS FREE INDEX, which is a market capitalization-weighted index composed of 981 companies in 26 emerging market countries. The average market capitalization size of the listed companies is US$800 million.

         11. THE IFC INDEX OF INVESTABLE EMERGING MARKETS, which represents the IFC investable regional total return composite. The term "investable" indicates that the stocks and the weights in the IFCI index represent the amount that the foreign institutional investors might buy by the virtue of the foreign institutional restrictions (either at the national level or by the individual company's corporate statute) plus factoring in minimum market capitalization and liquidity screens.

         12. THE MSCI-EAFE INDEX, which is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of the countries in Europe, Australasia, and the Far East. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

         13. THE MSCI-ACWI EX-U.S. INDEX, which is a market capitalization-weighted index composed of companies representative of the market structure of 47 developed and emerging market countries excluding the United States. Stock selection excludes securities which are not purchasable by foreigners. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

         14. THE MSCI WORLD SMALL CAP INDEX, which is a market capitalization weighted index composed of companies representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The Index is created by selecting companies within the market capitalization range of US $200 - $800 million. The Index aims to represent 40% of the small cap universe within each country by capturing 40% of each industry.

         15. THE DAX 100 INDEX, an unmanaged index which is commonly used as a performance comparison for funds that invest primarily in Germany and which measures the total rate of return of the 100 most highly capitalized stocks traded on the Frankfurt Stock Exchange.

         16. THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX, which measures the total rate of return of nearly 600 stocks from 15 developed European countries.

         17. THE LEHMAN BROTHERS AGGREGATE BOND INDEX which is a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

         18. THE LIPPER BALANCED INDEX, which is a composite prepared by Lipper Inc. of mutual funds with the same objective as the Balanced Fund.

         19. THE BLENDED S&P 500 INDEX/LEHMAN BROTHERS AGGREGATE BOND INDEX, which is a blended index comprised of the performance of the two indexes weighted 60% Standard & Poor's 500 Index and 40% Lehman Brothers Aggregate Bond Index.


GENERAL INFORMATION

         The Global Company and the Capital Company were incorporated in Maryland as open-end management investment companies on September 17, 1995 and March 16, 1979, respectively.

         The authorized capital stock of the Capital Company is 1,000,000,000 shares of capital stock (par value $.0001 per share), of which 100,000,000 shares have been designated as shares of the International Fund. The authorized capital stock of the Global Company is 1,000,000,000 shares of capital stock (par value $.0001 per share), of which 50,000,000 shares have been designated as shares of each of the Global Technology Fund, Global Small Cap Fund, Global Health Care Fund, Large Cap Fund, Biotechnology Fund, Emerging Markets Fund and the Tax Managed Growth Fund and 25,000,000 shares of capital stock (par value $.0001 per share) have been designated as shares of the Balanced Fund. The Board of Directors of each Company may, in the future, authorize the issuance of other classes of shares of such Funds, or of other series of capital stock representing shares of additional investment portfolios or funds.

         The Investment Company was organized as a closed-end management investment company incorporated under the laws of the State of Maryland on February 2, 1990. On December 4, 1998, the Board of Directors, including the Directors who are not interested persons of the Investment Company (as defined in the 1940 Act), approved the final plan for the conversion of the Fund to an open-end investment company. At the Company's Annual Meeting on January 26, 1999, the Company's stockholders approved, among other things, (a) changing the Fund's investment strategy from a predominately German investment portfolio to a broader European investment portfolio, (b) changing the Fund's name to Dresdner RCM Europe Fund, (c) changing the Fund from a closed-end investment company to an open-end investment company, (d) modifying and eliminating certain fundamental investment restrictions of the Fund, (e) the Investment Management Agreement between the Fund and the Investment Manager, and (f) the Rule 12b-1 Distribution Plan of the Fund. The Fund converted to an open-end investment company on May 3, 1999. The Board of Directors of the Investment Company has authority to issue an unlimited number of shares of separate series and classes. The Europe Fund is currently the only series of the Company. Upon conversion to an open-end fund, the Fund commenced offering two classes of stock: Class N and Class I, as described in the Prospectus. Outstanding shares of the Fund on the date of conversion were automatically redesignated Class N shares.


DESCRIPTION OF CAPITAL SHARES

         All shares of each Company have equal voting rights and will be voted in the aggregate, and not by series, except where voting by series is required by law or where the matter involved affects only one series. There are no conversion or preemptive rights in connection with any shares. All shares of the Funds when duly issued will be fully paid and non-assessable. The rights of the holders of shares of each Fund may not be modified except by vote of the majority of the outstanding shares of such Fund. Certificates are not issued unless requested and are never issued for fractional shares. Fractional shares are liquidated when an account is closed.

         Shares of each Company have non-cumulative voting rights, which means that the holders of more than 50% of all series of a Company's shares voting for the election of the directors can elect 100% of the directors of the Company if they wish to do so. In such event, the holders of the remaining less than 50% of the shares of the Company voting for the election of directors will not be able to elect any person to the Board of Directors of the Company.

         None of the Companies are required to hold a meeting of stockholders in any year in which the 1940 Act does not require a stockholder vote on a particular matter, such as election of directors. A Company will hold a meeting of its stockholders for the purpose of voting on the question of removal of one or more directors if requested in writing by the holders of at least 10% of the Company's outstanding voting securities, and will assist in communicating with its stockholders as required by Section 16(c) of the 1940 Act.

         Because the Capital Company, Global Company and Investment Company are registered separately under the 1940 Act but are using a combined Prospectus and SAI there is a possibility that the series of any Company may be liable for any misstatements, inaccuracies or incomplete disclosures in such documents concerning any other Company.

         Stockholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Unless otherwise provided by law or its Articles of Incorporation or Bylaws, each Company generally may take or authorize any extraordinary action upon the favorable vote of the holders of more than 50% of the outstanding shares of the Company or may take or authorize any routine action upon approval of a majority of the votes cast.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Companies shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding voting securities, as defined in the 1940 Act, of the series or class of the Company affected by the matter. Under Rule 18f-2, a series or class is presumed to be affected by a matter, unless the interests of each series or class in the matter are identical or the matter does not affect any interest of such series or class. Under Rule 18f-2 the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of its outstanding voting securities, as defined in the 1940 Act. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by the stockholders of the Company voting without regard to Fund.

         Each share of each Class of a Fund (Class N - Non-Institutional and Class I - Institutional) represents an equal proportional interest in the Fund with each other share of the same Class and is entitled to such dividends and distributions out of the income earned on the assets allocable to the Class as are declared in the discretion of the Board of Directors. In the event of the liquidation or dissolution of either Company, stockholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution, in such manner and on such general basis as the Board of Directors may determine.


ADDITIONAL INFORMATION


COUNSEL

         Certain legal matters in connection with the capital shares offered by the Capital Company and Global Company have been passed upon by Paul, Hastings, Janofsky & Walker LLP, 555 South Flower Street, Los Angeles, California 90071. The validity of the capital stock offered by the Global Company and the Capital Company has been passed upon by Venable, Baetjer and Howard, LLP, 1800 Mercantile Bank & Trust Building, 2 Hopkins Plaza, Baltimore, Maryland 21201. Certain legal matters in connection with the capital shares offered by the Investment Company have been passed upon for the Fund by Shaw Pittman, 2300 N Street N.W. Washington, DC 20037. The validity of the capital stock by the Investment Company has been passed upon by Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, DC 20036. Paul, Hastings, Janofsky & Walker LLP has acted and will continue to act as counsel to the Investment Manager in various matters.


LICENSE AGREEMENT

         Under License Agreements dated as of December 11, 1997, the Investment Manager has granted each Company the right to use the "Dresdner RCM" name and has reserved the right to withdraw its consent to the use of such name by the Company at any time, or to grant the use of such name to any other company. In addition, each

Company has granted the Investment Manager, under certain conditions, the right to use any other name it might assume in the future, with respect to any other investment company sponsored by the Investment Manager.


FINANCIAL STATEMENTS

         Incorporated by reference herein are the financial statements of the Funds contained in the Funds' Annual Report to Shareholders for the year ended December 31, 1999, including the Report of Independent Accountants, dated February 18, 2000, the Statements of Assets and Liabilities, including the Portfolio of Investments and the related Statements of Operations and Changes in Net Assets, and the Financial Highlights. Copies of the Funds' Annual and Semi-Annual Reports to Shareholders will be available, upon request, by calling
(800) 726-7240, or by writing to Four Embarcadero Center, San Francisco, California 94111.


REGISTRATION STATEMENT

         The Funds' Prospectus and this SAI do not contain all of the information set forth in each Company's registration statement and related forms as filed with the SEC, certain portions of which are omitted in accordance with rules and regulations of the SEC. The registration statement and related forms may be inspected at the Public Reference Room of the SEC at Room 1024, 450 5th Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the SEC at prescribed rates. It is also available on the SEC's Internet Web site at http://www.sec.gov/. Statements contained in the Prospectus or this SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to each Company's registration statement, each such statement being qualified in all respects by such reference.

                         DRESDNER RCM GLOBAL FUNDS, INC.
                            DRESDNER RCM MIDCAP FUND
                          DRESDNER RCM SMALL CAP FUND
                              CROSS REFERENCE SHEET
               BETWEEN ITEMS OF PART A AND B OF FORM N-1A AND THE
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION



         ITEM NUMBER OF PART A OF FORM N-1A                            INFORMATION REQUIRED IN A PROSPECTUS

         1.  Front and Back Cover Pages                                Front and Back Cover Pages

         2.  Risk/Return Summary: Investments, Risks, and Performance  Risk/Return Summary

         3.  Risk/Return Summary: Fee Table                            Fees and Expenses

         4.  Investment Objectives, Principal Investment Strategies,   Investment Strategies and Policies; Other
             and Related Risks                                         Investment Practices; Investment Risks

         5.  Management's Discussion of Fund                           *
             Performance

         6.  Management, Organization, and Capital Structure           Organization and Management

         7.  Shareholder Information                                   Stockholder Information

         8.  Distribution Arrangements                                 Organization and Management; The Distributor

         9.  Financial Highlights Information                          Financial Highlights

         *Not applicable.

                         DRESDNER RCM GLOBAL FUNDS, INC.
                           DRESDNER RCM MIDCAP FUND
                          DRESDNER RCM SMALL CAP FUND
                              CROSS REFERENCE SHEET
               BETWEEN ITEMS OF PART A AND B OF FORM N-1A AND THE
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                           (CONTINUED)
         ITEM NUMBER OF PART B OF FORM N-1A                            CAPTIONS IN PROSPECTUS AND STATEMENT
                                                                       OF ADDITIONAL INFORMATION

            10.   Cover Page and Table of Contents                     Cover Page and Table of Contents

            11.   Fund History                                         General Information

            12.   Description of the Fund and Its Investments          Investment Strategies and Policies; Risk
                  and Risks                                            Considerations; Investment Restrictions

            13.   Management of the Fund                               The Investment Manager

            14.   Control Persons and Principal Holders of             Directors and Officers; Description of Capital
                  Securities                                           Shares

            15.   Investment Advisory and Other Services               The Investment Manager; The Distributor; Additional
                                                                       Information

            16.   Brokerage Allocation and Other Practices             Execution of Portfolio Transactions

            17.   Capital Stock and Other Securities                   Description of Capital Shares

            18.   Purchase, Redemption and Pricing of                  Purchase and Redemption of Shares
                  Shares

            19.   Taxation of the Fund                                 Dividends, Distributions and Tax Status

            20.   Underwriters                                         The Distributor

            21.   Calculation of Performance Data                      Investment Results

            23.   Financial Statements                                 Financial Statements

                         DRESDNER RCM GLOBAL FUNDS, INC.



    -------------------------------------------------------------------------



                            DRESDNER RCM MIDCAP FUND
                           DRESDNER RCM SMALL CAP FUND



    -------------------------------------------------------------------------









                                October 30, 2000


      This prospectus contains essential information for anyone considering an investment in these Funds. Please read this document carefully and keep it for future reference.

      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. It is a criminal offense to state or suggest otherwise.

                                                              TABLE OF CONTENTS
-----------------------------------------------------------------------------------------------------------------------------------

                                                                          RISK/RETURN SUMMARY AND FUND EXPENSES
----------------------------------------------------------------------- -----------------------------------------------------------
THIS SECTION SUMMARIZES THE FUNDS' INVESTMENTS, RISKS, PAST                3      Dresdner RCM MidCap Fund
PERFORMANCE, AND FEES.                                                     6      Dresdner RCM Small Cap Fund



                                                                          INVESTMENT STRATEGIES, POLICIES AND RISKS
----------------------------------------------------------------------- -----------------------------------------------------------
THIS SECTION PROVIDES DETAILS ABOUT THE FUNDS' INVESTMENT STRATEGIES,      9      Investment Strategies and Policies
POLICIES AND RISKS.                                                        11     Other Investment Practices
                                                                           13     Changing the Funds' Investment Objectives and
                                                                                  Policies
                                                                           13     Investment Risks


                                                                          ORGANIZATION AND MANAGEMENT
----------------------------------------------------------------------- -----------------------------------------------------------
THIS SECTION PROVIDES DETAILS ABOUT THE PEOPLE AND ORGANIZATIONS WHO       16     The Funds and the Investment Manager
OVERSEE THE FUNDS.                                                         16     The Portfolio Managers
                                                                           16     Management Fees and Other Expenses
                                                                           16     The Distributor



                                                                          STOCKHOLDER INFORMATION
----------------------------------------------------------------------- -----------------------------------------------------------
THIS SECTION TELLS YOU HOW TO BUY, SELL AND EXCHANGE SHARES, HOW WE        17     Buying Shares
VALUE SHARES, AND HOW WE PAY DIVIDENDS AND DISTRIBUTIONS.                  19     Selling Shares
                                                                           20     Other Stockholder Services and Account Policies
                                                                           23     Dividends, Distributions and Taxes

                                                                          FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------- -----------------------------------------------------------
THIS SECTION PROVIDES DETAILS ON SELECTED FINANCIAL HIGHLIGHTS OF THE      25     Dresdner RCM MidCap Fund
FUNDS.                                                                     26     Dresdner RCM Small Cap Fund

RISK/RETURN SUMMARY AND FUND EXPENSES

DRESDNER RCM MIDCAP FUND



Goal: The Fund's goal is to seek long-term capital appreciation by investing 65% of its total assets (which includes cash) and 80% of its investments (which excludes cash) in equity and equity-related securities of small- to medium-sized domestic companies.

Principal Investment Strategies:   The Fund invests in small- to medium-sized
                                   companies with total market capitalizations not exceeding those of the largest company included in the Russell Midcap Growth Index, which currently is $31.6 billion. The Fund may also invest up to 10% of its total assets in foreign issuers.

                                   The Fund focuses its investment on companies that it expects will have higher than average rates of growth and strong potential for capital appreciation.

Principal Investment Risks:        Because the values of the Fund's investments
                                   will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

                                   The values of the Fund's investments
                                   fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies often fluctuate more than those of larger, more established companies.

                                   AN INVESTMENT IN THE FUND IS NOT A BANK
                                   DEPOSIT AND IS NOT INSURED OR GUARANTEED BY
                                   THE FEDERAL DEPOSIT INSURANCE CORPORATION OR
                                   ANY OTHER GOVERNMENT AGENCY.

      PERFORMANCE

      The charts on the next page show the performance of the Fund as a series of the Capital Company and prior to its proposed reorganization as a newly created series of the Global Company. The information shows how the Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund. The chart below it compares the performance of the Fund over time to the Standard & Poor's MidCap 400 Index and the Russell Midcap Growth Index.

      Both charts assume reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate how the Fund will perform in the future.

                           Year-by-Year Total Returns

============================================================================================================
          1990      1991      1992      1993      1994      1995      1996      1997      1998      1999
------------------------------------------------------------------------------------------------------------
          -4.12%    48.23%    7.03%     10.72%    0.76%     34.53%    19.07%    17.50%    15.06%    60.18%

      For the period covered by this year by year total return chart, the Fund's highest quarterly return was 42.24% (for the fourth quarter ended 1999) and the lowest quarterly return was -22.87% (for the third quarter ended 1998).

                          Average Annual Total Returns
                           (through December 31, 1999)

                        ----------------------------------------------------------------------------
                        FUND                ONE          FIVE       TEN YEARS        SINCE
                        INCEPTION          YEAR         YEARS                      INCEPTION
----------------------------------------------------------------------------------------------------
FUND SHARES                 11/6/79        60.18%       28.24%        19.40%         21.22%
----------------------------------------------------------------------------------------------------
S&P MIDCAP 400 INDEX         ____          14.72%       23.04%        17.31%          N/A
----------------------------------------------------------------------------------------------------
RUSSELL MIDCAP               ____          51.31%       28.03%        18.96%          N/A
GROWTH INDEX*
----------------------------------------------------------------------------------------------------


* Effective December 21, 1999 the Fund's performance benchmark was changed from the S & P Midcap 400 Index to the Russell Midcap Growth Index. The Fund's Board of Directors believes that the composition of the Russell Midcap Growth Index more accurately reflects the market capitalization ranges and types of securities in which the Fund primarily invests in.

FEES AND EXPENSES


      The Fund has both a Non-Institutional Class ("Class N") and an Institutional Class ("Class I") of shares. As an investor in the Fund, you will pay the following fees and expenses.


SHAREHOLDER FEES                                                                 Class of Shares
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                        ---------------
None                                                                       Class I             Class N
                                                                           -------             -------

ANNUAL FUND OPERATING EXPENSES (FEES PAID FROM FUND ASSETS)
Management fees                                                              0.75%               0.75%
-------------------------------------------------------------------------------------------------------
Rule 12b-1 fee                                                                None               0.25%
-------------------------------------------------------------------------------------------------------
Other expenses                                                               0.04%               0.48%
-------------------------------------------------------------------------------------------------------
Total annual Fund operating expenses                                         0.80%               1.48%
-------------------------------------------------------------------------------------------------------
Less: Fees waived and Reimbursed(1)                                          0.03%               0.46%
-------------------------------------------------------------------------------------------------------
Net operating expenses(1)                                                    0.77%               1.02%
-------------------------------------------------------------------------------------------------------

(1) The Investment Manager has contractually agreed until at least June 30, 2003, to pay each quarter the amount, if any, by which the ordinary operating expenses for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of 0.77% for Class I and 1.02% for Class N. The Fund may reimburse the Investment Manager in the future.

EXAMPLE

      Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming:

      -       $10,000 investment in the Fund
      -       5% annual return
      -       redemption at the end of each period
      -       no changes in the Fund's operating expenses

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             One          Three         Five          Ten
                             Year         Years         Years         Years
Class I*                     $79          $246          $435          $981
Class N*                     $104         $325          $669          $1,643

* Assuming the Investment Manager continues to reimburse the ordinary operating expenses which exceed the annualized rate of 0.77% for Class I and 1.02% for Class N, your expenses for the periods indicated would be $79, $246, $428 and $954 for Class I and $104, $325, $563 and $1,248 for Class N. However, there is no guarantee that the Investment Manager will continue such reimbursement policy.

DRESDNER RCM SMALL CAP FUND

RISK/RETURN SUMMARY

Goal: The Fund's goal is to seek long-term capital appreciation by investing 65% of its total assets (which includes cash) and 80% of its investments (which excludes cash) in equity and equity-related securities of small companies.

Principal Investment Strategies:   Under normal market conditions, the Fund
                                   invests at least 90% of its investments in companies with market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in the Russell 2000 Index, which currently ranges between $12.6 million to $5.8 billion. The
                                   Fund may also invest up to 10% of its total assets in foreign issuers.

                                   The Fund will maintain a weighted-average market capitalization that is no less than 50% and no more than 200% of the weighted-average market capitalization of the securities that comprise the Russell 2000 Index.



                                   The Fund focuses its investments on companies that it expects will have higher than average rates of growth and strong potential for capital appreciation.

Principal Investment Risks:        Because the values of the Fund's investments
                                   will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

                                   The values of the Fund's investments
                                   fluctuate in response to the activities of individual companies and general stock market and economic conditions. The stock prices of smaller and newer companies often fluctuate more than those of larger, more established companies.

                                   AN INVESTMENT IN THE FUND IS NOT A BANK
                                   DEPOSIT AND IS NOT INSURED OR GUARANTEED BY
                                   THE FEDERAL DEPOSIT INSURANCE CORPORATION OR
                                   ANY OTHER GOVERNMENT AGENCY.

      PERFORMANCE

      The charts on the next page show the performance of the Fund as a series of the Capital Company and prior to its proposed reorganization as a newly created series of the Global Company. The information shows how the Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund. The chart below it compares the performance of the Fund over time to the Russell 2000 Index.

      Both charts assume reinvestment of dividends and distributions. Of course, past performance does not necessarily indicate how the Fund will perform in the future.

                           Year-by-Year Total Returns

=============================================================================
          1993      1994      1995      1996      1997      1998      1999
-----------------------------------------------------------------------------
          9.20%     -2.16%    34.08%    34.39%    19.49%    1.11%     12.40%

      For the periods covered by this year by year total return chart, the Fund's highest quarterly return was 27.06% (for the fourth quarter ended 1999) and the lowest quarterly return was -26.61% (for the third quarter ended 1998).

                          Average Annual Total Returns
                           (through December 31, 1999)

                         -----------------------------------------------------------------------
                                   FUND              ONE             FIVE            SINCE
                                 INCEPTION          YEAR             YEARS         INCEPTION
------------------------------------------------------------------------------------------------
FUND SHARES                       1/3/92           12.40%           19.60%           15.62%
------------------------------------------------------------------------------------------------
RUSSELL 2000 INDEX                  __             21.26%           16.69%           14.68%
------------------------------------------------------------------------------------------------

FEES AND EXPENSES

The Fund has both a Non-Institutional Class ("Class N") and an Institutional Class ("Class I") of shares. The Fund's Class N shares are not currently being offered for sale. As an investor in the Fund, you will pay the following fees and expenses.


SHAREHOLDER FEES                                                                 Class of Shares
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                        ---------------
None                                                                       Class I             Class N
                                                                           -------             -------

ANNUAL FUND OPERATING EXPENSES (FEES PAID FROM FUND ASSETS)
Management fees                                                              1.00%               1.00%
------------------------------------------------------------------------------------------------------
Rule 12b-1 fee                                                                None               0.25%
------------------------------------------------------------------------------------------------------
Other expenses                                                               0.09%               0.61%
------------------------------------------------------------------------------------------------------
Total annual Fund operating expenses                                         1.09%               1.86%
------------------------------------------------------------------------------------------------------
Less: Fees waived and Reimbursed(1)                                          0.07%               0.59%
------------------------------------------------------------------------------------------------------
Net operating expenses(1)                                                    1.02%               1.27%
------------------------------------------------------------------------------------------------------

(1) The Investment Manager has contractually agreed until at least June 30, 2003, to pay each quarter the amount, if any, by which the ordinary operating expenses for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of 1.02% for Class I and 1.27% for Class N. The Fund may reimburse the Investment Manager in the future.

EXAMPLE

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      -       $10,000 investment in the Fund
      -       5% annual return
      -       redemption at the end of each period
      -       no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

                        One           Three         Five          Ten
                        Year          Years         Years         Years
Class I*                $104          $325          $579          $1,309
Class N*                $129          $403          $831          $2,025

* Assuming the Investment Manager continues to reimburse the ordinary operating expenses which exceed the annualized rate of 1.02% for Class I and 1.27% for Class N, your expenses for the periods indicated would be $104, $325, $563 and $1,248 for Class I and $129, $403, $697 and $1,534 for Class N. However, there is no guarantee that the Investment Manager will continue such reimbursement policy.

INVESTMENT STRATEGIES, POLICIES AND RISKS

      The following pages provide additional information about the Funds' principal investment strategies and risks, as well as certain other important investment policies

INVESTMENT STRATEGIES AND POLICIES

      HOW DO THE FUNDS SELECT EQUITY INVESTMENTS?

      While the Funds emphasize investments in growth companies, the Funds also may invest in other companies that are not traditionally considered to be growth companies, such as emerging growth companies and cyclical and semi-cyclical companies in developing economies, if the Investment Manager believes that such companies have above-average growth potential.

      When the Investment Manager analyzes a specific company it evaluates the fundamental value of each enterprise as well as its prospects for growth. In most cases, these companies have one or more of the following characteristics:

               -     Superior management
               -     Strong balance sheets
               -     Differentiated or superior products or services
               - Substantial capacity for growth in revenue through either an expanding market or expanding market share
               -     A strong commitment to research and development
               -     A steady stream of new products or services

      The Funds do not seek current income, and do not restrict their investments to companies with a record of dividend payments.

      When evaluating foreign companies, the Investment Manager may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook, and interest rate environment for the country and the region in which the company is located, as well as other factors it deems relevant.

      In addition to traditional research activities, the Investment Manager uses research produced by its Grassroots(SM) Research operating group. Grassroots(SM) Research prepares research reports based on field interviews with customers, distributors, and competitors of the companies that the Investment Manager follows. The Investment Manager believes that Grassroots(SM) Research can be a valuable adjunct to its traditional research efforts by providing a "second look" at companies in which the Funds might invest and by checking marketplace assumptions about market demand for particular products and services.

      WHAT KINDS OF EQUITY SECURITIES DO THE FUNDS INVEST IN?

      The Funds invest primarily in common stocks. Subject to the restrictions described above, the Funds may invest in companies of any size. Common stocks represent the basic equity ownership interests in a company.

      The Funds may also invest in other equity and equity-related securities. These include preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock.

OTHER INVESTMENT PRACTICES

      DO THE FUNDS HEDGE THEIR INVESTMENTS?

      Each Fund may purchase and sell stock index futures contracts and options on those futures contracts as a hedge against changes in market conditions that may result in changes in the value of the Fund's portfolio securities and not for speculation.

      DO THE FUNDS INVEST IN FOREIGN SECURITIES?

      Each Fund may invest up to 10% of its total assets in the following types of foreign equity and equity-related securities:

- Securities of companies that are organized or headquartered outside the United States, or that derive at least 50% of their total revenue outside the United States.
- Securities that are principally traded outside the United States, regardless of where the issuer of such securities is organized or headquartered or where its operations principally are conducted.
-   American Depositary Receipts.
- Securities of other investment companies investing primarily in such equity and equity-related foreign securities.

      Such investments are not currently a principal investment technique for either Fund. However, if foreign securities present attractive investment opportunities, either Fund may increase the percentage of its total assets in foreign securities, subject to the limits described above.

      DO THE FUNDS INVEST IN OTHER INVESTMENT COMPANIES?

      The laws of some foreign countries may make it difficult or impossible for a Fund to invest directly in issuers organized or headquartered in those countries, or may limit such investments. The only practical means of investing in such companies may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. In these cases and in other appropriate circumstances, and subject to the restrictions referred to above regarding investments in companies organized or headquartered in foreign countries, each Fund may invest up to 10% of the value of its total assets in other investment companies but, no more than 5% of its total assets in any one investment company. However, no Fund may acquire more than 3% of the outstanding voting securities of any other investment company.

      If a Fund invests in other investment companies, it will bear its proportionate share of the other investment company's management or administration fees and other expenses. At the same time, the Fund would continue to pay its own management fees and other expenses.

      WHAT ARE THE FUNDS' INVESTMENT POLICIES IN UNCERTAIN MARKETS?

      When the Investment Manager believes a Fund should adopt a temporary defensive posture, including periods of international, political or economic uncertainty, each Fund may hold all or a substantial portion of its assets in cash or cash equivalent investments, U.S. Government obligations, non-convertible preferred stocks, and non-convertible corporate bonds with a remaining maturity of less than one year. During these periods, a Fund may not achieve its investment objective.

      WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT INVESTMENT PRACTICES?

      The STATEMENT OF ADDITIONAL INFORMATION has more detailed information about the investment practices described in this Prospectus as well as information about other investment practices used by the Investment Manager.

CHANGING THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

      Each Fund's investment objective of long-term capital appreciation is a fundamental policy that may not be changed without stockholder approval. However, except as otherwise indicated in this Prospectus or the SAI, each Fund's other investment policies and restrictions are not fundamental and may be changed without stockholder approval.

      The various percentage limitations referred to in this Prospectus and the SAI apply immediately after a purchase or initial investment. Except as specifically indicated to the contrary, a Fund is not required to sell any security in its portfolio as a result of a change in any applicable percentage resulting from market fluctuations.


INVESTMENT RISKS

      Your investment in the Funds is subject to a variety of risks, including those described below. See the SAI for further information about these and other risks.

      EQUITY INVESTMENTS

      Prices of equity securities fluctuate based on changes in the issuer's financial condition and prospects and on overall market and economic conditions.

      SMALL COMPANIES

      Investments in small companies may involve greater risks than investments in larger companies, and may be speculative. The securities of small companies, as a class, have had periods of more favorable results, and periods of less favorable results, than securities of larger companies as a class. In addition, small companies in which a Fund may invest may have limited or unprofitable operating histories, limited financial resources and inexperienced management. They often face competition from larger or more established firms that have greater resources. Small companies may have less ability to raise additional capital, and may have a less diversified product line (making them susceptible to market pressure), than larger companies. Securities of small and unseasoned companies are often less liquid than securities of larger companies and are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements. Selling these securities may take an extended period of time. As a result, to the extent a Fund invests in small companies, its net asset value may be more volatile than would otherwise be the case.

      FOREIGN SECURITIES

      Investing in foreign securities involves significant risks, some of which are not typically associated with investing in securities of U.S. issuers. For example, the value of investments in such securities may fluctuate based on changes in the value of one or more foreign currencies relative to the U.S. dollar. In addition, information about foreign issuers may be less readily available than information about domestic issuers. Foreign issuers generally are not subject to accounting, auditing and financial reporting standards, or to other regulatory practices and requirements, comparable to U.S. issuers. Furthermore, certain foreign countries may be politically unstable, expropriate or nationalize assets, revalue currencies, impose confiscatory taxes, and limit foreign investment and use or removal of funds or other assets of a Fund (including the withholding of dividends and limitations on the repatriation of currencies). A Fund may also face difficulties or delays in obtaining or enforcing judgments.

      Most foreign securities markets have substantially less volume than U.S. markets, and the securities of many foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. There is generally less government regulation of securities markets, securities exchanges, securities dealers, and listed and unlisted companies in foreign countries than in the United States. Foreign markets also have different clearance and settlement procedures, and at times in certain markets settlements have not been able to keep pace with the volume of securities transactions, making it difficult to conduct and complete transactions. In addition, the costs associated with transactions in securities of foreign companies and securities traded on foreign markets, and the expense of maintaining custody of these securities with foreign custodians, generally are higher than in the U.S.

      FUTURES TRANSACTIONS

      The use of stock index futures and options on futures is a highly specialized activity, and the success of any such operations by a Fund is not assured. Gains and losses in such transactions depend upon the Investment Manager's ability to predict correctly the direction of stock prices and other factors. Although hedging operations could reduce the risk of loss due to a decline in the value of the hedged portfolio, they could also limit the potential gain from an increase in the value of the portfolio.

ORGANIZATION AND MANAGEMENT

THE FUNDS AND THE INVESTMENT MANAGER

      The Funds are series of Dresdner RCM Global Funds, Inc. (the "Company").

      Dresdner RCM Global Investors LLC, with principal offices at Four Embarcadero Center, San Francisco, California 94111, is the investment manager of the Funds. The Investment Manager manages each Fund's investments, provides various administrative services, and supervises each Fund's business.

      The Investment Manager provides investment supervisory services to institutional and individual clients. It was established in December of 1998 and is the successor to the business of its holding company, Dresdner RCM Global Investors US Holdings LLC. The Investment Manager was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. The Investment Manager is an indirect wholly owned subsidiary of Dresdner Bank AG ("Dresdner"), an international banking organization with principal executive offices in Frankfurt, Germany.

THE PORTFOLIO MANAGERS

      MIDCAP FUND

      Gary B. Sokol, CFA and Brian E. Dombkowski, CFA are the primary portfolio managers of the MidCap Fund (formerly called the "Growth Equity Fund"). Mr. Sokol was a primary portfolio manager of the Small Cap Fund from 1992 to 1997. He is a Managing Director of the Investment Manager, with which he has been associated since 1988. Mr. Dombkowski is a Director of the Investment Manager, with which he has been associated since 1995. Prior to joining Dresdner RCM, he worked for GE Investments in the international equities department following the telecommunications and banking industries.

      SMALL CAP FUND

      Matthew L. Blazei, CFA and Timothy M. Kelly, CFA are the primary portfolio managers of the Small Cap Fund. Mr. Blazei has research and management responsibilities for small cap securities and is a Managing Director of the Investment Manager, with which he has been associated since 1992. Mr. Kelly is a Managing Director of the Investment Manager, with which he has been associated since 1995.

MANAGEMENT FEES AND OTHER EXPENSES

      Each Fund pays the Investment Manager a fee pursuant to an investment management agreement. The MidCap Fund and the Small Cap Fund each pay a monthly fee to the Investment Manager at the annual rate of 0.75% and 1.00% of their average daily net assets, respectively.

      Each Fund is responsible for its own expenses. These include brokerage and commission expenses, taxes, interest charges on borrowings (if any), custodial charges and expenses, investment management fees, and other operating expenses (e.g., legal and audit fees, securities registration expenses, and compensation of directors who are not affiliated with the Investment Manager). These expenses are allocated to each class of shares based on the assets of each class. In addition, each class also bears certain class-specific expenses, such as Rule 12b-1 expenses payable by each Fund's Class N shares.

THE DISTRIBUTOR

      Funds Distributor, Inc. ("FDI" or the "Distributor"), with principal offices at 60 State Street, Suite 1300, Boston, Massachusetts 02109, acts as distributor of shares of the Funds. The Distributor provides mutual fund distribution services to registered investment companies, and is an indirect wholly owned subsidiary of Boston Institutional Group, Inc., which is not affiliated with the Investment Manager or Dresdner.

      The Company, on behalf of its Class N shares, has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund pays the Distributor an annual fee of up to 0.25% of the average daily net assets of its Class N shares as reimbursement for certain expenses actually incurred by the Distributor in providing distribution and shareholder support services to such shares. Class I shares are not subject to 12b-1 fees.

STOCKHOLDER INFORMATION

BUYING SHARES

      For your convenience, we offer several ways to start and add to Fund investments.

      OPENING YOUR ACCOUNT BY INVESTING THROUGH A FINANCIAL PROFESSIONAL

      If you work with a financial professional, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your Fund account, executing transactions, and monitoring your investment. If you do not hold your Fund investment in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions below for investing directly.

      You may also purchase shares through certain brokers which have entered into selling group agreements with the Distributor. Brokers may charge a fee for their services at the time of purchase or redemption.

      OPENING YOUR ACCOUNT DIRECTLY

You may establish accounts without the help of an intermediary as follows:

- Choose the Fund in which you wish to invest. Determine the amount you are investing. The minimum initial and subsequent investment requirements for each class of each Fund are as follows:

   ---------------------------------------------------------------------------------------------------------------------------------
                                       Minimum Subsequent Investment   IRA Account Minimum Initial   IRA Account Minimum Subsequent
                     Minimum Initial                                           Investment                      Investment
   Fund                Investment
   ---------------------------------------------------------------------------------------------------------------------------------
   Class N               $5,000                     $250                         $2,000                           $250
   ---------------------------------------------------------------------------------------------------------------------------------

   Class I              $250,000                  $50,000                       $250,000*                        $2,000
   ---------------------------------------------------------------------------------------------------------------------------------
   *   rollovers only

- The Funds reserve the right at any time to waive, increase or decrease the minimum requirements applicable to initial or subsequent investments. In connection with the reorganization of the Funds, each Fund's existing shareholders will be reclassified into each such Fund's newly established Class I shares. As a result, the minimum subsequent investment requirements for Class I shares will be waived for those stockholders whose shares were reclassified as Class I. Minimum subsequent investment requirements do not apply to investors purchasing shares through the Funds' automatic dividend reinvestment plan. In addition, minimum initial investments may vary for investors purchasing shares through a broker-dealer or other intermediary having a service agreement with the Investment Manager and maintaining an omnibus account with the Fund.

- Complete the account application accompanying this Prospectus. Please apply at this time for any account privileges you may want to use in the future, to avoid the delays associated with adding them later on. To add or change account privileges or to re-register an existing account, please speak with a Fund representative at 1-800-726-7240 to determine the additional documentation that will be required.

-  Mail your completed application to:

      Dresdner RCM Global Funds
      P.O. Box 8025
      Boston, MA  02266-8025

   For overnight delivery, mail your completed application to:

      Attn: Boston Financial Data Services
      Dresdner RCM Global Funds
      66 Brooks Drive
      Braintree, MA  02184

      For answers to any questions, please speak with a Fund Representative at 1-800-726-7240.

      We reserve the right to reject any purchase of shares at our sole discretion. The Funds also reserve the right to cancel any purchase order for which payment has not been received by the third business day following the order.

      Confirmation statements showing transactions in your account and a summary of the status of the account serve as evidence of ownership of shares of the Fund. We will forward a confirmation statement to you on receipt of a proper order.

      INVESTING IN YOUR ACCOUNT

      BY WIRE

- Make sure you have established an account by mailing an application as explained above.

- Call 1-800-726-7240 to obtain your account number and to place a purchase order. FUNDS THAT ARE WIRED WITHOUT A PURCHASE ORDER WILL BE RETURNED UNINVESTED.

- After placing your purchase order, instruct your bank to wire the amount of your investment to:
      State Street Bank and Trust Company
      Routing number: 011000028
      Account number:  9905-268-0
      FCC:  your account number, name of registered owner(s) and Fund name

      BY CHECK

- Make out a check (bank or certified) or money order for the investment amount payable to Dresdner RCM [insert the name of the Fund]. Please note:
    No third party checks will be accepted.

-   Mail the check with your completed application to the Fund at:

      Dresdner RCM Global Funds
      P.O. Box 8025
      Boston, MA 02266-8025

      For overnight delivery, mail your completed application to:

      Attn: Boston Financial Data Services
      Dresdner RCM Global Funds
      66 Brooks Drive
      Braintree, MA  02184

      ADDING TO YOUR ACCOUNT

      BY WIRE

- Call the Fund at 1-800-726-7240 to place a purchase order. Money that is WIRED WITHOUT A PURCHASE ORDER WILL BE RETURNED UNINVESTED.

- Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

      BY CHECK

- Make out a check for the investment amount payable to Dresdner RCM [insert the name of the Fund]. Please note: No third party checks will be accepted.

-   Mail the check with a completed investment slip to the Fund at:

              Dresdner RCM Global Funds
              P.O. Box 8025
              Boston, MA 02266-8025

   For overnight delivery, mail the check with a completed application to:

      Attn: Boston Financial Data Services
      Dresdner RCM Global Funds
      66 Brooks Drive
      Braintree, MA  02184

      If you do not have an investment slip, attach a note indicating your account number.

      WITH SECURITIES

   In its discretion, each Fund may accept securities of equal value instead of cash in payment of all or part of the subscription price for Fund shares. Contact the Fund in advance to discuss the securities in question and the documentation necessary to complete the transaction. Any such securities:

- Will be valued at the close of regular trading on the New York Stock Exchange on the day of acceptance of the subscription in accordance with the Fund's method of valuing its securities;

-  Will have a tax basis to the Fund equal to such value;

-  Must not be restricted securities; and

- Must be permitted to be purchased in accordance with the Fund's investment objective and policies and must be securities that the Fund would be willing to purchase at that time.

      BY ELECTRONIC TRANSFER (ACH)

   This service allows for regular investments once an account is established by simply authorizing the automatic withdrawal of funds from a bank account into a specified Fund. The minimum investment pursuant to this plan is $250 for Class N and $50,000 for Class I. Complete the appropriate section of the account application indicating the amount of the automatic monthly investment.

SELLING SHARES

      BY PHONE - WIRE PAYMENT

- Call the Fund at 1-800-726-7240 to verify that the wire redemption privilege via telephone is in place on your account. If it is not, a representative can help you add it. You will be required to provide a signature guaranteed letter of instruction signed by all registered owners, accompanied by a voided check.

-  Place your wire request.

      BY PHONE - CHECK PAYMENT

- Call the Fund at 1-800-726-7240 to verify that you have telephone redemption privileges and place your request. Once your request has been verified, a check for the cash amount (net of any redemption fee, if applicable), payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing and include a signature guarantee.

      IN WRITING

- Write a letter of instruction, signed by each registered owner or their duly authorized agent, that includes the following information:

      -   The name of the registered owner(s) of the account
      -   The name of the Fund
      -   The account number
      -   The number of shares or the dollar amount you want to sell
      - The recipient's name and address or wire information (if different from those of the account registration)
      -   A signature guarantee

-  Indicate whether you want any cash proceeds sent by check or by wire.

- Make sure the letter is signed by all registered owners or their authorized parties.

-  Mail the letter to the Fund.

      BY ELECTRONIC TRANSFER(ACH)

- Fill out the appropriate areas of the account application for this feature. To request an electronic transfer (not less than $50; nor more than $100,000), call 1-800-726-7240. Transfers of $50,000 or more will require a signature guarantee. The Fund will transfer your sales proceeds electronically to your bank account. The bank must be a member of the Automated Clearing House.

      SIGNATURE GUARANTEES

      Certain requests must include a signature guarantee, which is designed to protect you and the Funds from fraudulent activities. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

-  You wish to redeem more than $50,000 worth of shares.

- The check is being mailed to an address different from the one on your account (address of record).

-  The check is being made payable to someone other than the account owner.

-  You are instructing us to change your bank account information.

-  You wish to add or change your account privileges.

-  You wish to change the registration information on your account.


OTHER STOCKHOLDER SERVICES AND ACCOUNT POLICIES

      TELEPHONE ORDERS

      We accept telephone orders to buy or sell shares of the Funds. To order call 1-800-726-7240. To guard against fraud, we may record telephone orders or take other reasonable precautions. However, if we do not take such steps to ensure the authenticity of an order, we may bear any loss if the order later proves fraudulent. At times of peak activity, such as during periods of volatile economic or market conditions, it may be difficult to place buy or sell orders by phone. During these times, consider sending your request in writing.

      BUSINESS HOURS AND NAV CALCULATIONS

      Each Fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The price of each Fund's shares is based on its net asset value per share (NAV). Each Fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). Shares of the Funds will not be priced on days on which the NYSE is closed for trading. The NYSE is closed for trading on national holidays and weekends. A Fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing, the security is valued in accordance with the Fund's fair valuation procedures.

      TIMING OF ORDERS

      Each Fund accepts orders until the close of trading on the NYSE every business day. Orders received before the close of trading on the NYSE are executed the same day at the Fund's NAV for that day. Orders received after the close of trading on the NYSE are executed the following day at that day's NAV. We have the right to suspend redemption of shares of the Funds and to postpone payment of proceeds for up to seven days or as permitted by law.

      We may suspend the right of redemption or the date of payment for more than seven days after shares are tendered for redemption for any period during which

- The New York Stock Exchange is closed (other than a customary weekend or holiday closing) or the SEC determines that trading thereon is restricted;

- An emergency (as determined by the SEC) exists as a result of which disposal by the Fund of securities it owns is not reasonably practicable, or as a result of which it is not reasonably practical for the Fund fairly to determine the value of its net assets; or

-  The SEC by order permits such suspension for the protection of stockholders.

   TIMING OF SETTLEMENTS

      When you buy shares of a Fund, you will become the owner of record when the Fund receives your payment, generally the day following execution. When you sell shares, cash proceeds are generally available the day following execution and will be forwarded according to your instructions.

      When you sell shares that you recently purchased by check, your order will be executed at the Fund's next NAV but the proceeds will not be available until your check clears. This may take up to 15 days from the purchase date. Upon execution of the redemption order, a confirmation statement will be forwarded to you indicating the number of shares sold and the proceeds thereof.

      ACCOUNTS WITH BELOW-MINIMUM BALANCES

      If your account balance in a Fund falls below the minimum ($5,000 for Class N shares and $250,000 for Class I shares) as a result of selling shares (and not because of Fund performance), the Fund reserves the right to ask you to buy more shares or close your account. If your account balance is still below the minimum 90 days after notification, we reserve the right to close out your account and send the proceeds to the address of record.

      AUTOMATIC REINVESTMENT

      We will reinvest each income dividend and capital gain distribution declared on a class of shares of a Fund in full and fractional shares of the Fund of the same class, unless you or your duly authorized agent elect to receive all such payments, or only the dividend or distribution portions, in cash. We will base such reinvestment on the Fund's NAV as determined on the payment date. You or your authorized agent may request changes in the manner in which dividend and distribution payments are made by written notice to the Fund or by calling the Fund at 1-800-726-7240. This request will be effective as to any subsequent payment if it is received before the record date used for determining your payment. Any dividend and distribution election will remain in effect until you notify the Fund in writing to the contrary.


      EXCHANGE PRIVILEGE

      You may exchange shares of either class of a Fund into shares of the same class of any other Fund offered by Dresdner RCM, without a sales charge or other fee (except redemption fees, if any), by contacting the Fund. You may also exchange Class N shares of a Fund into Class I shares of the Fund or any other Fund offered by Dresdner RCM. Exchange purchases are subject to the minimum investment requirements of the class purchased. To keep Fund expenses low for all shareholders, the Funds will not allow frequent exchanges, purchases, or sales of Fund shares. If a shareholder exhibits a pattern or frequent trading, each Fund reserves the right to refuse to accept further purchase or exchange orders from that shareholder. An exchange will be treated as a redemption and purchase for tax purposes.

      Shares will be exchanged at net asset value per share next determined after receipt by the Fund of:

- A written request for exchange, signed by each registered owner or his or her duly authorized agent exactly as the shares are registered, which clearly identifies the exact names in which the account is registered, the account number and the number of shares or the dollar amount to be exchanged

      Please note: exchanges in excess of $50,000 will require a signature guarantee. Exchanges will not become effective until all documents in the form required have been received by the Fund. If you have any questions, please contact the Fund.

      Please be sure to read carefully the prospectus of any other Fund in which you wish to exchange shares.

      ACCOUNT STATEMENTS

      Stockholder accounts are opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements.

      REPORTS TO STOCKHOLDERS

      Each Fund's fiscal year ends on December 31. Each Fund will issue to its stockholders semi-annual and annual reports. Stockholders will also receive quarterly statements of the status of their accounts reflecting all transactions having taken place within that quarter. In order to reduce duplicate mailings and printing costs, the Companies will provide one annual and semi-annual report and annual prospectus per household. Information regarding the tax status of income dividends and capital gains distributions will be mailed to stockholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

      REDEMPTION

      Redemption payments will be made wholly in cash unless the Board of Directors believes that unusual conditions exist which would make such payment detrimental to the best interests of a Fund. Under these circumstances, payment of the redemption price could be made in whole or in part in portfolio securities. You would incur brokerage costs to sell such securities.

DIVIDENDS, DISTRIBUTIONS AND TAXES

      Each Fund's dividends and distributions consist of most or all of its net investment income and net realized capital gains. They are typically paid once per year in December. The amount depends on the Fund's investment results and its tax compliance situation. Dividends and distributions normally are reinvested in additional Fund shares. You may instruct your financial professional or the Fund to have them sent to you by check or credited to a separate account.


      If you are an individual (or certain other non-corporate) stockholder, we have to withhold 31% of all dividends, capital gain distributions and redemption proceeds we pay to you if: (a) you have not given us a certified correct taxpayer identification number and (b) except with respect to redemption proceeds, have not certified that backup withholding does not apply. Amounts we withhold are applied to your federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in an overpayment of taxes. Distributions of our taxable income and net capital gain to non-resident alien individuals, non-resident alien fiduciaries of trusts of estate, foreign corporations, or foreign partnerships may also be subject to U.S. withholding tax, although distributions of net capital gain to such stockholders generally will not be subject to withholding.

      We may be required to pay income, withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%, which would reduce our investment income. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. We may "pass through" to you the amount of foreign income taxes we pay, if it is in the best interests of stockholders. If we do so, you will be required to include in your gross income your pro-rata share of foreign taxes we paid, and you will be able to treat such taxes as either an itemized deduction or a foreign credit against U.S. income taxes on your tax returns. If we do not do so, you will not be able to deduct your share of such taxes in computing your taxable income and will not be able to take your share of such taxes as a credit against your U.S. income taxes.

      In general, selling shares for cash, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

                 ------------------------------------------------------------------------------
                 TRANSACTION                                    TAX STATUS

                 ------------------------------------------------------------------------------
                 Income dividends                               Ordinary income
                 ------------------------------------------------------------------------------
                 Short-term capital gains                       Ordinary income
                 distributions
                 ------------------------------------------------------------------------------


                                       20

                 ------------------------------------------------------------------------------
                 Long-term capital gains                        Capital gains
                 distributions
                 ------------------------------------------------------------------------------
                 Sales or exchanges of shares                   Capital gains or losses
                 owned for more than one
                 year
                 ------------------------------------------------------------------------------
                 Sales or exchange of shares                    Gains are treated as
                 owned for one year or less                     ordinary income; losses
                                                                are subject to special rules
                 ------------------------------------------------------------------------------

      Dividends and other distributions generally are taxable to you at the time they are received. However, dividends declared in October, November and December by the Funds and made payable to you in such month are treated as paid and are thereby taxable as of December 31, provided that the Funds pay the dividend no later than January 31 of the following year.

      If you purchase a Fund's shares shortly before the record date for a dividend or other distribution thereon, you will pay full price for the shares. This is known as "buying a distribution" because you will receive some portion of your purchase price back as a distribution even though, because the amount of the dividend or other distribution reduces the shares' net asset value, it actually represents a return of invested capital. Depending on your taxpayer status, that distribution may be taxable.

      You will receive, after the end of each year, full information on dividends, capital gain distributions and other reportable amounts with respect to your shares of a Fund for tax purposes. This includes information such as the portion taxable as capital gains and the amount of dividends, if any, eligible for the federal dividends-received deduction for corporate taxpayers.

      Foreign stockholders may be subject to special withholding requirements. A penalty is charged on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult your tax professional about your investment in a Fund.

FINANCIAL HIGHLIGHTS

The following financial highlights tables show the financial performance of each Fund's predecessor for the past 5 fiscal years as well as for the six-month period ended June 30, 2000. The information for the past five fiscal years has been audited by PricewaterhouseCoopers LLP, whose report, along with the predecessors' financial statements, are included in the Annual Report of Dresdner RCM Capital Funds, Inc. The financial information for the six-month period ended June 30, 2000, should be read in conjunction with the financial statements, which are included in the Semi-Annual Report of Dresdner RCM Capital Funds, Inc. Both the Annual and Semi-Annual Report are available upon request and incorporated by reference into the SAI.

DRESDNER RCM MIDCAP FUND


                                                  ---------------------------------------------------------------------------------
                                                     For a share
                                                     outstanding
                                                    during the six
                                                     months ended                 For a share outstanding during the
                                                        June 30:                    fiscal year ended December 31:
                                                  ---------------------------------------------------------------------------------

                                                  ---------------------------------------------------------------------------------
                                                   2000(unaudited)(2)     1999(2)     1998(2)     1997(2)     1996(1)(2)     1995
Per Share Operating Performance:
  Net asset value, beginning of period                   $8.02             $5.87       $6.23       $6.40        $9.13        $7.89
                                                   -----------------    ----------  ----------  ----------   ----------   ---------
  Income from investment operations:
    Net investment income (loss)                         (0.02)            (0.01)        --        (0.01)       (0.01)        0.02
    Net realized and unrealized gain on
     investments                                          1.98              3.42        0.81        1.08         1.59         2.66
  Total from investment operations                        1.96              3.41        0.81        1.07         1.58         2.68
                                                   -----------------    ----------  ----------  ----------   ----------   ---------
  Less distributions:

    From net investment income                                               --          --          --           --         (0.02)

    From net realized gain on
     investments                                                           (1.26)      (1.17)      (1.24)       (4.31)       (1.42)
                                                   -----------------    ----------  ----------  ----------   ----------   ---------
      Total distributions                                                  (1.26)      (1.17)      (1.24)       (4.31)       (1.44)
                                                   -----------------    ----------  ----------  ----------   ----------   ---------
Net asset value, end of year                             $9.98             $8.02       $5.87       $6.23        $6.40        $9.13
                                                   =================    ==========  ==========  ==========   ==========   =========

Total Return (3)                                         24.31%            60.18%      15.06%      17.50%       19.07%       34.53%
                                                   =================    ==========  ==========  ==========   ==========   =========


Ratios and supplemental data:
Net assets, end of period (in millions)                 $1,311            $1,357        $975        $961         $896       $1,325
                                                   =================    ==========  ==========  ==========   ==========   =========
Ratio of operating expenses to average
 net assets                                               0.76%(4)          0.77%       0.76%       0.76%        0.84%        0.76%
                                                   =================    ==========  ==========  ==========   ==========   =========
Ratio of net investment income to
 average net assets                                      (0.43)%(4)        (0.22)%     (0.01)%     (0.17)%      (0.12)%       0.22%
                                                   =================    ==========  ==========  ==========   ==========   =========
Portfolio turnover                                      101.71%           198.17%     168.24%     155.10%      115.89%       96.46%
                                                   =================    ==========  ==========  ==========   ==========   =========
                                                  ---------------------------------------------------------------------------------


--------------------------------------------------------
(1) Stock split 25:1 at the close of business on June 17, 1996. All prior period per share amounts were restated to reflect the stock split.
(2)      Calculated using the average share method.
(3) Total return measures the change in value of an investment over the period indicated.
(4)      Annualized.

DRESDNER RCM SMALL CAP FUND


                                                  ---------------------------------------------------------------------------------
                                                     For a share
                                                     outstanding
                                                    during the six
                                                     months ended                 For a share outstanding during the
                                                        June 30:                    fiscal year ended December 31:
                                                  ---------------------------------------------------------------------------------

                                                  ---------------------------------------------------------------------------------
                                                   2000(unaudited)(2)     1999(2)     1998(2)     1997(2)     1996(1)(2)     1995
                                                   -----------------    ----------  ----------  ----------   ----------   ---------
Per Share Operating Performance:
  Net asset value, beginning of period                   $10.23            $9.36       $11.66     $11.77        $11.35       $9.42
                                                   -----------------    ----------  ----------  ----------   ----------   ---------
  Income from investment
   operations:
     Net investment loss                                  (0.04)           (0.06)       (0.07)     (0.08)        (0.08)      (0.04)
     Net realized and unrealized gain
     on investments                                        1.36             1.20          --(3)     2.29          3.82        3.21
                                                   -----------------    ----------  ----------  ----------   ----------   ---------
  Total from investment operations                         1.32             1.14        (0.07)      2.21          3.74        3.17
                                                   -----------------    ----------  ----------  ----------   ----------   ---------
  Less distributions:
     From net realized gain on
      investments                                                            --         (2.23)     (2.32)        (3.32)      (1.24)
                                                   -----------------    ----------  ----------  ----------   ----------   ---------
     In excess of realized gain on
      investments                                                          (0.27)         --         --            --          --
                                                   -----------------    ----------  ----------  ----------   ----------   ---------
 Total distributions                                                       (0.27)       (2.23)     (2.32)        (3.32)      (1.24)
                                                   -----------------    ----------  ----------  ----------   ----------   ---------
Net asset value, end of year                             $11.55           $10.23        $9.36     $11.66        $11.77      $11.35
                                                   =================    ==========  ==========  ==========   ==========   =========

Total Return (4)                                          12.71%           12.40%        1.11%     19.49%        34.39%      34.08%
                                                   =================    ==========  ==========  ==========   ==========   =========
Ratios and supplemental data:
Net assets, end of period (in
 millions)                                                 $376             $405         $558       $661          $569        $410
                                                   =================    ==========  ==========  ==========   ==========   =========
Ratio of operating expenses to
 average net assets                                        1.02%(5)         1.02%        1.01%      1.02%         1.00%       1.01%
                                                   =================    ==========  ==========  ==========   ==========   =========
Ratio of net investment income to
 average net assets                                       (0.65)%(5)       (0.71)%      (0.61)%    (0.68)%       (0.58)%     (0.22)%
                                                   =================    ==========  ==========  ==========   ==========   =========

Portfolio turnover                                        98.97%          116.42%      131.85%    117.64%       117.00%      83.91%
                                                   =================    ==========  ==========  ==========   ==========   =========


--------------------------------------------------------
(1) Stock split 12:1 at the close of business on June 17, 1996. All prior period per share amounts were restated to reflect the stock split.
(2)      Calculated using the average share method.
(3) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(4) Total return measures the change in value of an investment over the period indicated.
(5)      Annualized.

[Back Page]


FOR MORE INFORMATION ABOUT THE DRESDNER RCM GLOBAL FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMIANNUAL REPORTS:

      The Funds' annual and semi-annual reports to shareholders contain detailed information on each Fund's investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

      The SAI provides more detailed information about the Funds, including operations and investment policies. It is incorporated by reference and is legally considered as part of this Prospectus.

      You can get free copies of the reports and the SAI, or request other information and discuss your questions about the Funds, by contacting us at:

             Dresdner RCM Global Funds
             Four Embarcadero Center
             San Francisco, CA  94111
             Telephone 1-800-726-7240
             www.DRCMFunds.com

      You can review the Funds' Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can also get copies:

      - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330 or by email at publicinfo@sec.gov.

      -      Free from the Commission's Website at http://www.sec.gov


Investment Company Act file no. 811-9100.

                                            Dresdner RCM Global Funds, Inc.
                                            Four Embarcadero Center
                                            San Francisco, California 94111-4189
                                            (800) 726-7240

DRESDNER RCM MIDCAP FUND
DRESDNER RCM SMALL CAP FUND



                       STATEMENT OF ADDITIONAL INFORMATION
                                October 30, 2000


Dresdner RCM MidCap Fund (the "MidCap Fund") and Dresdner RCM Small Cap Fund (the "Small Cap Fund") are series of Dresdner RCM Global Funds, Inc. (the "Company"), an open-end management investment company. The Company presently consists of fourteen series, two of which are discussed in this SAI. The Funds' investment manager is Dresdner RCM Global Investors LLC (the "Investment Manager"). Both the MidCap Fund and the Small Cap Fund (each, a "Fund" and together, "the Funds") are diversified.

This Statement of Additional Information ("SAI") is not a prospectus, and should be read in conjunction with the Prospectus of the Funds dated October 30, 2000. The Prospectus may be obtained without charge by writing or calling the Company at the address and phone number above.


Incorporated herein by reference are the financial statements of the Funds prior to their proposed reorganization as series of the Capital Company to newly created series of the Global Company (each, a "predecessor fund"). contained in the Annual Report to Shareholders of Dresdner RCM Capital Funds, Inc. for the year ended December 31, 1999, including the Report of Independent Accountants dated February 18, 2000, the Statement of Assets and Liabilities, including the Portfolio of Investments and the related Statement of Operations, the Statement of Changes in Net Assets and the Financial Highlights. Also incorporated herein by reference are the unaudited financial statements of the Funds' predecessors contained in the Semi-Annual Report to Shareholders of Dresdner RCM Capital Funds, Inc., for the six months ended June 30, 2000. Copies of the Funds' Annual and Semi-Annual Reports to Shareholders are available upon request, by calling (800) 726-7240, or by writing to Four Embarcadero Center, San Francisco, CA 94111.

Table of Contents

                                                                            PAGE


     Investment Objectives and Policies........................................1
     Risk Considerations......................................................13
     Investment Restrictions..................................................18
     Execution of Portfolio Transactions......................................20
     Directors and Officers...................................................22
     Control Persons and Principal Holders of Securities......................25
     Investment by Employee Benefit Plans.....................................26
     The Investment Manager...................................................26
     The Distributor..........................................................28
     The Administrator........................................................27
     Other Service Providers..................................................27
     Net Asset Value..........................................................30
     Purchase and Redemption of Shares........................................31
     Dividends, Distributions and Tax Status..................................32
     Investment Results.......................................................34
     General Information......................................................36
     Additional Information...................................................37
     Financial Statements.....................................................37

Investment Objectives and Policies


INVESTMENT CRITERIA

       In evaluating particular investment opportunities, the Investment Manager may consider such other factors, in addition to those described in the Prospectus, as the anticipated economic growth rate, the political outlook, the anticipated inflation rate, the currency outlook, and the interest rate environment for the country and the region in which a particular issuer is located. When the Investment Manager believes it would be appropriate and useful, the Investment Manager's personnel may visit the issuer's headquarters and plant sites to assess an issuer's operations and to meet and evaluate its key executives. The Investment Manager also will consider whether other risks may be associated with particular securities.


INVESTMENT IN FOREIGN SECURITIES

       Each Fund may invest up to 10% of its total assets in foreign securities, including securities of issuers that are organized or headquartered in emerging market countries. The securities markets of many countries have at times in the past moved relatively independently of one another due to different economic, financial, political, and social factors. In seeking to achieve the investment objectives of the Funds, the Investment Manager allocates the Funds' assets among securities of countries and in currency denominations where it expects opportunities for meeting the Funds' investment objectives to be the most attractive, subject to the percentage limitations set forth in the Prospectus. In addition, from time to time a Fund may strategically adjust its investments among issuers based in various countries and among the various equity markets of the world in order to take advantage of diverse global opportunities, based on the Investment Manager's evaluation of prevailing trends and developments, as well as on the Investment Manager's assessment of the potential for capital appreciation (as compared to the risks) of particular companies, industries, countries, and regions.

       INVESTMENT IN DEVELOPED FOREIGN COUNTRIES. Each of the Funds may invest in securities of foreign companies that are organized or headquartered in developed foreign countries. A Fund may not be invested in all developed foreign countries at one time, and may not invest in particular developed foreign countries at any time, depending on the Investment Manager's view of the investment opportunities available.

       Although these countries have developed economies, even developed countries may be subject to periods of economic or political instability. For example, efforts by the member countries of the European Union to eliminate internal barriers to the free movement of goods, persons, services and capital have encountered opposition arising from the conflicting economic, political and cultural interests and traditions of the member countries and their citizens. The reunification of the former German Democratic Republic (East Germany) with the Federal Republic of Germany (West Germany) and other political and social events in Europe have caused considerable economic and social dislocations. Such events can materially affect securities markets and have also disrupted the relationship of such currencies with each other and with the U.S. dollar. Similarly, events in the Japanese economy and social developments may affect Japanese securities and currency markets, as well as the relationship of the Japanese yen to the U.S. dollar. Future political, economic and social developments can be expected to produce continuing effects on securities and currency markets in these and other developed foreign countries.

       INVESTMENT IN EMERGING MARKETS. Each Fund may invest in securities of companies organized or headquartered in developing countries with emerging markets. As a general matter, countries that are not considered to be developed foreign countries by the Investment Manager will be deemed to be emerging market countries. Emerging market countries include any country generally considered to be an emerging market or developing country by the World Bank, the International Finance Corporation, the United Nations or its authorities, or other recognized financial institutions. As of the date of this SAI, emerging market countries are deemed to include for purposes of this SAI, all foreign countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. (See INVESTMENT IN DEVELOPED FOREIGN COUNTRIES.) As their economies grow and their markets grow and mature, some countries that currently may be characterized by the Investment Manager as emerging market countries may be deemed by the Investment Manager to be developed foreign countries. In the event that the Investment Manager deems a particular country to be a developed foreign country, any investment in securities issued by that country's government or by an issuer located in that country would not be subject to a Fund's overall limitations on investments in emerging market countries.

       Securities of issuers organized or headquartered in emerging market countries may, at times, offer excellent opportunities for current income and capital appreciation. However, prospective investors should be aware that the markets of emerging market countries historically have been more volatile than the markets of the United States and developed foreign countries. Thus, the risks of investing in securities of issuers organized or headquartered in emerging market countries may be far greater than the risks of investing in developed foreign markets. (See RISK CONSIDERATIONS--EMERGING MARKET SECURITIES for a more detailed discussion of the risk factors associated with investments in emerging market securities.) In addition, movements of emerging market currencies historically have had little correlation with movements of developed foreign market currencies. Prospective investors should consider these risk factors carefully before investing in a Fund. Some emerging market countries have currencies whose value is closely linked to the U.S. dollar. Emerging market countries also may issue debt denominated in U.S. dollars and other currencies.

       It is unlikely that a Fund will be invested in securities in all emerging market countries at any time. Moreover, investing in some emerging markets currently may not be desirable or feasible due to lack of adequate custody arrangements for Fund assets, overly burdensome repatriation or similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks, poor values of investments in those markets relative to investments in other emerging markets, in developed foreign markets or in the United States, or for other reasons.


CURRENCY MANAGEMENT

       Securities purchased by the Funds may be denominated in U.S. dollars, foreign currencies, or multinational currencies such as the Euro, and the Funds will incur costs in connection with conversions between various currencies. Movements in the various securities markets may be offset by changes in foreign currency exchange rates. Exchange rates frequently move independently of securities markets in a particular country. As a result, gains in a particular securities market may be affected, either positively or negatively, by changes in exchange rates, and a Fund's net currency positions may expose it to risks independent of its securities positions.

       A Fund's ability and decision to purchase or sell portfolio securities may be affected by the laws or regulations in particular countries relating to convertibility and repatriation of assets. Because the shares of the Funds are redeemable in U.S. dollars each day the Funds determine their net asset value, the Funds must have the ability at all times to obtain U.S. dollars to the extent necessary to meet redemptions. Under present conditions, the Investment Manager does not believe that these considerations will have any significant adverse effect on its portfolio strategies, although there can be no assurances in this regard.

       GENERAL CURRENCY CONSIDERATIONS. Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or failure to do so, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

FUTURES TRANSACTIONS


         Each Fund may purchase and sell stock index futures contracts and options on such futures contracts as a hedge against changes in market conditions that may result in changes in the value of the Fund's portfolio securities and not for speculation. A stock index (such as the Standard & Poor's 500 Stock Price Index) assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included.


         FUTURES CHARACTERISTICS. A futures contract is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by payment of the change in the cash value of the index. No physical delivery of the underlying stocks in the index is made.


         Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the Fund's custodian or such other parties as may be authorized by the SEC (in the name of the futures commission merchant (the "FCM")) an amount of cash or U.S. Treasury bills which is referred to as an "initial margin" payment. The nature of initial margin in futures transactions is different from that of margin in security transactions in that a futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts customarily are purchased and sold with initial margins that may range upwards from less than 5% of the value of the futures contract being traded. Subsequent payments, called "variation margin", to and from the FCM, will be made on a daily basis as the price of the underlying stock index varies, making the long and short positions in the futures contract more or less valuable. This process is known as "marking to the market." For example, when a Fund has purchased a stock index futures contract and the price of the underlying index has risen, the Fund's position will have increased in value and the Fund will receive from the FCM a variation margin payment equal to that increased value. Conversely, when a Fund has purchased a stock index futures contract and the price of the underlying index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the FCM. At any time prior to expiration of a futures contract, a Fund may elect to close the position by taking an identical position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.


         CHARACTERISTICS OF FUTURES OPTIONS. Each Fund may also purchase call options and put options on stock index futures contracts ("futures options"). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option of the same series.


         PURCHASE OF FUTURES. When the Investment Manager anticipates a significant stock market or stock market sector advance, a Fund may purchase a stock index futures contract which affords a hedge against not participating in such advance at a time when the Fund is not fully invested in equity securities. Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual stocks which may later be purchased (with attendant costs) in an orderly fashion. As such purchase of individual stocks are made, an approximately equivalent amount of stock index futures would be terminated by offsetting sales.


         SALE OF FUTURES. Each Fund may sell stock index futures contracts in anticipation of or during a general stock market or stock market sector decline that may adversely affect the market values of the Fund's portfolio of equity securities. To the extent that the Fund's portfolio of equity securities changes in value in correlation with a given stock index, the sale of futures contracts on that index would reduce the risk to the portfolio of a market decline and, by doing so, would provide an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs.

         PURCHASE OF PUT OPTIONS ON FUTURES. The purchase of put options on stock index futures contracts is analogous to the purchase of a put on individual stocks, where an absolute level of protection from price fluctuation is sought below which no additional economic loss would be incurred by a Fund. For example, put options on futures may be purchased to hedge a portfolio of stocks or a position in the futures contract upon which the put option is based against a possible decline in market value.


         PURCHASE OF CALL OPTIONS ON FUTURES. The purchase of call options on stock index futures contracts represents a means of obtaining temporary exposure to market appreciation with risk limited to the premium paid for the call option. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or to the price of the underlying stock index itself, the call option may be less risky, because losses are limited to the premium paid for the call option, when compared to the ownership of the underlying stock index futures contract or the underlying stock. Like the purchase of a stock index futures contract, a Fund would purchase a call option on a stock index futures contract to hedge against a market advance when the Fund is not fully invested.


         LIMITATIONS ON PURCHASE AND SALE OF FUTURES AND FUTURES OPTIONS. The Funds will not engage in transactions in stock index futures contracts or futures options for speculation, but only as a hedge against changes in the value of securities held in each Fund's portfolio, or securities which the Investment Manager intends to purchase for the portfolio, resulting from actual or anticipated changes in general market conditions. Such transactions will only be effected when, in the view of the Investment Manager, they are economically appropriate in the reduction of risks inherent in the ongoing management of a Fund's investment portfolio.


         A Fund may not purchase or sell futures contracts or purchase futures options if, immediately thereafter, more than 30% of the value of its net assets would be hedged. In addition, a Fund may not purchase or sell futures or purchase futures options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for futures options would exceed 5% of the market value of the Fund's total assets. In Fund transactions involving futures contracts, to the extent required by applicable SEC guidelines, an amount of cash, U.S. Government securities, or other liquid debt or equity securities equal to the market value of the futures contracts will be segregated with the Fund's Custodian, or in other segregated accounts as regulations may allow, to collateralize the position and thereby to insure that the use of such futures is unleveraged. Such segregated accounts will be marked to market daily.


         REGULATORY MATTERS. The Company has filed a claim of exemption from registration of the Funds as commodity pools with the Commodity Futures Trading Commission (the "CFTC"). Each Fund intends to conduct its futures trading activity in a manner consistent with that exemption. The Investment Manager is registered with the CFTC as both a commodity pool operator and as a commodity-trading advisor.


DEBT SECURITIES


         Each Fund may invest up to 20% of its total assets in U.S. Government debt obligations. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates. The debt obligations in which the Funds will invest will be rated, at the time of purchase, BBB or higher by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), or Baa or higher by Moody's Investors Service, Inc. ("Moody's") or equivalent ratings by other rating organizations, or, if unrated, will be determined by the Investment Manager to be of comparable investment quality. If the rating of an investment grade security held by a Fund is downgraded, the Investment Manager will determine whether it is in the best interests of the Fund to continue to hold the security in its investment portfolio.


         RATINGS. Credit ratings evaluate the safety of principal and interest payments of securities, not their market value. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. As credit rating agencies may fail to timely change credit ratings of securities to reflect subsequent events, the Investment Manager will also monitor issuers of such securities to determine if such issuers will have sufficient cash flow and profits to meet required principal and interest payments and to assure their liquidity. In general, debt securities held by a Fund will be treated as investment grade if they are rated by at least one major rating agency in one of its top four rating categories at the time of purchase or, if unrated, are determined by the Investment Manager to be of comparable quality. Investment grade means the issuer of the security is believed to have adequate capacity to pay interest and repay principal, although certain of such securities in the lower grades have speculative characteristics, and changes in economic conditions or other circumstances may be more likely to lead to a weakened capacity to pay interest and principal than would be the case with higher rated securities.


         GOVERNMENT OBLIGATIONS. U.S. Government obligations include obligations issued or guaranteed as to principal and interest by the U.S. Government and its agencies and instrumentalities, by the right of the issuer to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality, or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.


         The Investment Manager does not intend to purchase U.S. debt securities (other than cash-equivalent instruments with a maturity of one year or less), except on an occasional basis when the Investment Manager believes that unusually attractive investments are available.


CONVERTIBLE SECURITIES AND WARRANTS

       Each Fund may invest in convertible securities and warrants. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.


       As a matter of operating policy, no Fund will invest more than 10% of its net assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt, securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised) resulting in a loss of the Fund's entire investment therein.


SYNTHETIC CONVERTIBLE SECURITIES

       Each Fund may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or Standard & Poor's and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

PREFERRED STOCK

       Each Fund may purchase preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid prior to payment of dividends on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of the holders of preferred stock on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.


BORROWING MONEY

       From time to time, it may be advantageous for a Fund to borrow money rather than sell portfolio securities to raise the cash to meet redemption requests. In order to meet such redemption requests, each Fund may borrow from banks or enter into reverse repurchase agreements. Each Fund may also borrow up to 5% of the value of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Funds will not borrow money for leveraging purposes. A Fund may continue to purchase securities while borrowings are outstanding. The 1940 Act permits a Fund to borrow only from banks and only to the extent that the value of its total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing), and requires the Fund to take prompt action to reduce its borrowings if this limit is exceeded. For the purpose of the 300% borrowing limitation, reverse repurchase transactions are considered to be borrowings.

       A reverse repurchase agreement involves a transaction by which a borrower (such as a Fund) sells a security to a purchaser (a member bank of the Federal Reserve System or a broker-dealer deemed creditworthy pursuant to standards adopted by the Board of Directors of the Company (the "Board of Directors"), and simultaneously agrees to repurchase the security at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase.


LENDING PORTFOLIO SECURITIES

       Each Fund is authorized to make loans of portfolio securities, for the purpose of realizing additional income, to broker-dealers or other institutional investors deemed creditworthy pursuant to standards adopted by its Board of Directors. The borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. Government securities or other liquid debt or equity securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest paid on the loaned securities, and a fee and/or a portion of the interest earned on the collateral, less any fees and administrative expenses associated with the loan.


ILLIQUID SECURITIES


       Each Fund may invest up to 5% of the value of its net assets in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect to receive approximately the amount at which the Fund values such securities within seven days. The Investment Manager has the authority to determine whether certain securities held by a Fund are liquid or illiquid pursuant to standards adopted by the Board of Directors.


       The Investment Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: the listing of the security on an exchange or national market system; the frequency of trading in the security; the number of dealers who publish quotes for the security; the number of dealers who serve as market makers for the security; the apparent number of other potential purchasers; and the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer).

       The Funds' investments in illiquid securities may include securities that are not registered for resale under the Securities Act of 1933 (the "Securities Act"), and therefore are subject to restrictions on resale. When a Fund purchases unregistered securities, it may, in appropriate circumstances, obtain the right to register such securities at the expense of the issuer. In such cases there may be a lapse of time between the Fund's decision to sell any such security and the registration of the security permitting sale. During any such period, the price of the security will be subject to market fluctuations.

       The fact that there are contractual or legal restrictions on resale of certain securities to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A under the Securities Act, the Investment Manager may determine in particular cases, pursuant to standards adopted by the Board of Directors, that such securities are not illiquid securities notwithstanding the legal or contractual restrictions on their resale. Investing in Rule 144A securities could have the effect of increasing a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities.


CASH-EQUIVALENT INSTRUMENTS

       Other than as described under INVESTMENT RESTRICTIONS below, the Funds are not restricted with regard to the types of cash-equivalent investments they may make. When the Investment Manager believes that such investments are an appropriate part of a Fund's overall investment strategy, the Fund may hold or invest, for investment purposes, a portion of its assets in any of the following, denominated in U.S. dollars, foreign currencies, or multinational currencies: cash; short-term U.S. or foreign government securities; commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's certificates of deposit or other deposits of banks deemed creditworthy by the Investment Manager pursuant to standards adopted by the Board of Directors; time deposits; bankers' acceptances; and repurchase agreements related to any of the foregoing. In addition, for temporary defensive purposes under abnormal market or economic conditions, a Fund may invest up to 100% of its assets in such cash-equivalent investments.

       A certificate of deposit is a short-term obligation of a commercial bank. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. A repurchase agreement involves a transaction by which an investor (such as a Fund) purchases a security and simultaneously obtains the commitment of the seller (a member bank of the Federal Reserve System or a securities dealer deemed creditworthy by the Investment Manager pursuant to standards adopted by the Board of Directors) to repurchase the security at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase.

RISK CONSIDERATIONS


FOREIGN SECURITIES

       Investments in foreign securities may offer investment opportunities and potential benefits not available from investments solely in securities of U.S. issuers. Such benefits may include higher rates of interest on debt securities than are available from domestic issuers, the opportunity to invest in foreign issuers that appear, in the opinion of the Investment Manager, to offer better opportunity for long-term capital appreciation than investments in securities of U.S. issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign markets that do not necessarily move in a manner parallel to U.S. stock markets.

       At the same time, however, investing in foreign securities involves significant risks, some of which are not typically associated with investing in securities of U.S. issuers. For example, the value of investments in such securities may fluctuate based on changes in the value of one or more foreign currencies relative to the U.S. dollar, and a change in the exchange rate of one or more foreign currencies could reduce the value of certain portfolio securities. Currency exchange rates may fluctuate significantly over short periods of time, and are generally determined by the forces of supply and demand and other factors beyond a Fund's control. Changes in currency exchange rates may, in some circumstances, have a greater effect on the market value of a security than changes in the market price of the security. To the extent that a substantial portion of a Fund's total assets is denominated or quoted in the currency of a foreign country, the Fund will be more susceptible to the risk of adverse economic and political developments within that country.

       In addition, information about foreign issuers may be less readily available than information about domestic issuers. Foreign issuers generally are not subject to accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Furthermore, with respect to certain foreign countries, the possibility exists of expropriation, nationalization, revaluation of currencies, confiscatory taxation, and limitations on foreign investment and the use or removal of funds or other assets of a Fund, including the withholding of tax on interest, dividends and other distributions and limitations on the repatriation of currencies. In addition, a Fund may experience difficulties or delays in obtaining or enforcing judgments. Foreign securities may be subject to foreign government taxes that could reduce the yield and total return on such securities.

       Foreign equity securities may be traded on an exchange in the issuer's country, an exchange in another country, or over-the-counter in one or more countries. Most foreign securities markets, including over-the-counter markets, have substantially less volume than U.S. securities markets, and the securities of many foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. In addition, there is generally less government regulation of securities markets, securities exchanges, securities dealers, and listed and unlisted companies in foreign countries than in the United States.

       Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct and complete such transactions. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in the value of the portfolio security or, if a Fund has entered into a contract to sell that security, could result in possible liability of the Fund to the purchaser. Delays in settlement could adversely affect a Fund's ability to implement its investment strategies and to achieve its investment objectives.

       In addition, the costs associated with transactions in securities traded on foreign markets or of foreign issuers, and the expense of maintaining custody of such securities with foreign custodians, generally are higher than the costs associated with transactions in U.S. securities on U.S. markets. Investments in foreign securities may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, the expense of maintaining securities with foreign custodians and the imposition of transfer taxes or transaction charges associated with foreign exchanges.

DEPOSITARY RECEIPTS

       In many respects, the risks associated with investing in depositary receipts are similar to the risks associated with investing in foreign equity securities directly. In addition, to the extent that a Fund acquires depositary receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the depositary receipts to issue and service depositary receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings, involving the foreign issuer in a timely manner.

       The information available for American Depositary Receipts ("ADRs") sponsored by the issuers of the underlying securities is subject to the accounting, auditing, and financial reporting standards of the domestic market or exchange on which they are traded, which standards generally are more uniform and more exacting than those to which many non-domestic issuers may be subject. However, some ADRs are sponsored by persons other than the issuers of the underlying securities. Issuers of the stock on which such ADRs are based are not obligated to disclose material information in the United States.

       A depositary receipt will be treated as an illiquid security for purposes of a Fund's restriction on the purchases of such securities unless the depositary receipt is convertible into cash by the Fund within seven days.


EMERGING MARKET SECURITIES

       There are special risks associated with investments in securities of companies organized or headquartered in developing countries with emerging markets that are in addition to the usual risks of investing in securities of issuers located in developed foreign markets around the world, and investors in the Funds are strongly advised to consider those risks carefully. The securities markets of emerging market countries are substantially smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign markets. As a result, the prices of emerging market securities may increase or decrease much more rapidly and much more dramatically than the prices of securities of issuers located in developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

       Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. In addition, custodial services and other costs related to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce the Funds' investment returns from such securities.

       In many cases, governments of emerging market countries continue to exercise a significant degree of control over the economies of such countries, and government actions relative to the economy, as well as economic developments generally, also may have a major effect on an issuer's prospects. In addition, certain of such governments have in the past failed to recognize private property rights and have at times naturalized or expropriated the assets of private companies. There is also a heightened possibility of confiscatory taxation, imposition of withholding taxes on dividend and interest payments, or other similar developments that could affect investments in those countries. As a result, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss with respect to any of its holdings. In addition, political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Unanticipated political or social developments may affect the values of a Fund's investments in those countries and the availability of additional investments in those countries.


INVESTMENTS IN SMALLER COMPANIES

       Investment in the securities of companies with smaller market capitalizations involves greater risk and the possibility of greater portfolio price volatility than investing in larger capitalization companies. The securities of small-sized concerns, as a class, have shown market behavior which has had periods of more favorable results, and periods of less favorable results, relative to securities of larger companies as a class. For example, smaller capitalization companies may have less certain growth prospects, and may be more sensitive to changing economic conditions, than large, more established companies. Moreover, smaller capitalization companies often face competition from larger or more established companies that have greater resources. In addition, the smaller capitalization companies in which a Fund may invest may have limited or unprofitable operating histories, limited financial resources, and inexperienced management. Furthermore, securities of such companies are often less liquid than securities of larger companies, and may be subject to erratic or abrupt price movements. To dispose of these securities, a Fund may have to sell them over an extended period of time below the original purchase price. Investments in smaller capitalization companies may be regarded as speculative.

       Securities issued by companies (including predecessors) that have operated for less than three years may have limited liquidity, which can result in their prices being lower than might otherwise be the case. In addition, investments in such companies are more speculative and entail greater risk than do investments in companies with established operating records.

       The Small Cap Fund generally will not purchase the securities of issuers with market capitalizations below $200 million, except in rare circumstances or when the Investment Manager believes that an unusual investment opportunity is available.


CONVERTIBLE SECURITIES

       Investment in convertible securities involves certain risks. If the conversion value is low relative to the investment value, the price of the convertible security will be governed principally by its yield, and thus may not decline in price to the same extent as the underlying stock; to the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be influenced increasingly by its conversion value. A convertible security held by a Fund may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security, in which event the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.


OTHER DEBT OBLIGATIONS

       Although securities rated below BBB by Standard & Poor's or Baa by Moody's are considered to be of "investment grade," and are considered to have adequate capacity to pay interest and repay principal, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal than higher-rated securities. Credit ratings evaluate the safety of principal and interest payments of securities, not their market value. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated.

FUTURES TRANSACTIONS


         There are several risks in connection with the use of stock index futures contracts in the Funds. One risk arises because the correlation between movements in the price of a futures contract and movements in the price of the securities which are the subject of the hedge is not always perfect. The price of the futures contract acquired by a Fund may move more than, or less than, the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement in the value of the future. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract which will not be completely offset by movements in the price of the securities which are the subject of the hedge.


         To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the futures, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of the securities being hedged, if the historical volatility of the price of such securities has been greater than the historical volatility of the securities. Conversely, a Fund may buy or sell fewer futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the securities.


         Because of the low margins required, futures trading involves a high degree of leverage. As a result, a relatively small investment in a futures contract by a Fund may result in immediate and substantial loss, or gain, to the Fund. A purchase or sale of a futures contract may result in losses in excess of the initial margin for the futures contract. However, the Fund would have sustained comparable losses if, instead of the futures contract, it had invested in the securities underlying the index and sold the instrument after the decline.


         When futures are purchased by a Fund to hedge against a possible unfavorable movement in the price of stock before the Fund is able to invest its cash (or cash equivalents) in stock in an orderly fashion, it is possible that the market may decline instead. If the Fund then decides not to invest in stock at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.


         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities which are the subject of a hedge, the price of futures contracts may not correlate perfectly with movements in the stock index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions. This practice could distort the normal relationship between the index and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market may be less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the stock index and movements in the price of stock index futures, a correct forecast of general market or currency trends by the Investment Manager still may not result in a successful hedging transaction over a short time frame.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond the limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions.


         Compared to the use of a futures contract, the purchase of an option on a futures contract involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in loss to a Fund when the use of a futures contract would not, such as when there is no movement in the level of an index. In addition, daily changes in the value of the option due to changes in the value of the underlying futures contract are reflected in the net asset value of the Fund.


         A Fund will only enter into futures contracts or purchase futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. However, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular futures contract or futures option or at any particular time. In such event, it may not be possible to close a futures position, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In the event futures contracts have been used to hedge a portfolio security or currency, an increase in the price of the security or currency, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the security or currency will, in fact, correlate with the movements in the futures contract and thus provide an offset to losses on a futures contract.


         Successful use of futures by the Funds is subject to the Investment Manager's ability to predict correctly movements in the direction of the securities markets. For example, if a Fund hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increased instead, the Fund would lose part or all of the benefit of the increased value of its stocks which it hedged because it would have offsetting losses in its futures positions. In addition, in such situations, if a Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements. Such sales of securities might, but would not necessarily be at increased prices which would reflect the rising market. The Investment Manager and its predecessor have been actively engaged in the provision of investment supervisory services for institutional and individual accounts since 1970, but the skills required for the successful use of futures and options on futures are different from those needed to select portfolio securities, and the Investment Manager has limited prior experience in the use of futures or options techniques in the management of assets under its supervision.

OTHER RISK CONSIDERATIONS

       Investment in illiquid securities involves potential delays on resale as well as uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might not be able to dispose of such securities promptly or at reasonable prices.

       A number of transactions in which the Funds may engage are subject to the risks of default by the other party to the transaction. If the seller of securities pursuant to a repurchase agreement entered into by a Fund defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Fund may be delayed or limited. Similarly, when a Fund engages in when-issued, reverse repurchase, forward commitment and related settlement transactions, it relies on the other party to consummate the trade; failure of the other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price the Investment Manager believed to be advantageous. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

       Borrowing also involves special risk considerations. Interest costs of borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on the borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. To the extent a Fund enters into reverse repurchase agreements, the Fund is subject to risks that are similar to those of borrowing.



INVESTMENT RESTRICTIONS


FUNDAMENTAL POLICIES

Each Fund has adopted certain investment restrictions that are fundamental policies and that may not be changed without approval by the vote of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act.

The "vote of a majority of the outstanding voting securities" of the Fund, as defined in Section 2(a)(42) of the 1940 Act, means the vote of (i) 67% or more of the voting securities of the Fund present at any meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund, whichever is less. The restrictions for the Funds are as follows.


The MidCap Fund may not:


1. Invest in securities of any one issuer (other than the United States of America, its agencies and instrumentalities), if immediately after and as a result of such investment the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets;


2. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States of America, its agencies and instrumentalities);


3. Invest in foreign securities if immediately after and as a result of such investment the value of the holdings of the Fund in foreign securities exceeds 10% of the value of the Fund's total assets;


4. Acquire more than 10% of the outstanding voting securities, or 10% of all of the securities, of any one issuer;


5.   Invest in companies for the purpose of exercising control or management;


6. Purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;


7. Borrow amounts in excess of 5% of the total assets taken at cost or at market value, whichever is lower, and only from banks as a temporary measure for extraordinary or emergency purposes. The Fund will not mortgage, pledge, hypothecate or in any other manner transfer as security for an indebtedness any of its assets;


8. Issue senior securities as defined in the 1940 Act, except that the Fund may borrow money as permitted by restriction 8 above. For this purpose, futures and other transactions covered by segregated accounts are not considered to be senior securities.


9. Purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities;


10. Make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities, (ii) the purchase of bank obligations such as certificates of deposit, bankers' acceptances and other short-term debt obligations (iii) entering into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and
     (iv) the loan of portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. The Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the Fund's holdings of such repurchase agreements exceeds 10% of the value of the Fund's total assets. The Fund will not lend portfolio securities which, when valued at the time of loan, have a value in excess of 10% of the value of the Fund's total assets;


11.  Make short sales of securities;


12. Act as an underwriter of securities issued by other persons, or invest more than 5% of the value of its net assets in securities that are illiquid;


13. Purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Company, no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase and such purchase does not result in such securities exceeding 5% of the value of the Fund's total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's stockholders;


14. Participate on a joint or a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Investment Manager to save brokerage costs or average prices among them, is not deemed to result in a securities trading account);


15. Purchase from or sell portfolio securities to its officers, directors, or other "interested persons" (as defined in the 1940 Act) of the Company, other than otherwise unaffiliated broker-dealers;


16. Purchase or sell stock index futures or purchase related options if, immediately thereafter, more than 30% of the value of its net assets would be hedged, or the sum of the amount of "margin" deposits on the Fund's existing futures positions and premium paid for related options would exceed 5% of the market value of the Fund's total assets; or


17. Purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts only for hedging purposes. The Fund has no current intention of entering into commodities contract except for stock index futures and related options.

The Small Cap Fund may not:


1. Invest in securities of any one issuer (other than the United States of America, its agencies and instrumentalities), if immediately after and as a result of such investment the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets;


2. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States of America, its agencies and instrumentalities);


3. Invest in foreign securities if immediately after and as a result of such investment the value of the holdings of the Fund in foreign securities exceeds 10% of the value of the Fund's total assets;


4. Acquire more than 10% of the outstanding voting securities, or 10% of all of the securities, of any one issuer;


5.   Invest in companies for the purpose of exercising control or management;


6. Purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;


7. Issue senior securities, except that the Fund may borrow amounts, up to 5% of the total assets taken at cost or at market value, whichever is lower, and only from banks as a temporary measure for extraordinary or emergency purposes. For this purpose, futures and other transactions covered by segregated accounts are not considered to be senior securities. The Fund may engage in activities listed in Investment Restriction 10, but will not mortgage, pledge, hypothecate or in any other manner transfer as security for an indebtedness any of its assets;


8. Purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities;


9. Make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities; and (ii) the purchase of bank obligations such as certificates of deposit, bankers' acceptances and other short-term debt obligations. Notwithstanding the foregoing, the Fund may:
     (i) enter into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) loan portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. The Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the Fund's holdings of such repurchase agreements and other illiquid securities exceeds 5% of the value of the Fund's total assets. The Fund will not lend portfolio securities which, when valued at the time of loan, have a value in excess of 10% of the Fund's net assets;


10.  Make short sales of securities;


11. Act as an underwriter of securities issued by other persons, or invest more than 5% of the value of its net assets in securities that are illiquid;


12. Purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Company, no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase and such purchase does not result in such securities exceeding 5% of the value of the Fund's total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's stockholders;

13. Participate on a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Investment Manager to save brokerage costs or average prices among them, is not deemed to result in a securities trading account);


14. Purchase from or sell portfolio securities to its officers, directors, or other "interested persons" (as defined in the 1940 Act) of the Company, other than otherwise unaffiliated broker-dealers;


15. Purchase or sell stock index futures or purchase related options if, immediately thereafter, more than 30% of the value of its net assets would be hedged, or the sum of the amount of "margin" deposits on the Fund's existing futures positions and premium paid for related options would exceed 5% of the market value of the Fund's total assets; or


16. Purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts only for hedging purposes. The Fund has no current intention of entering into commodities contracts except for stock index futures and related options.


         The Funds are also subject to other restrictions under the 1940 Act; however, the registration of the Company under the 1940 Act does not involve any supervision by any federal or other agency of the Company's management or investment practices or policies, other than incident to occasional or periodic compliance examinations conducted by the SEC staff.


EXECUTION OF PORTFOLIO TRANSACTIONS

       The Investment Manager, subject to the overall supervision of the Company's Board of Directors, makes each Fund's investment decisions and selects the broker or dealer for each specific transaction using its best judgment to choose the broker or dealer most capable of providing the services necessary to obtain the best execution of that transaction. In seeking the best execution of each transaction, the Investment Manager evaluates a wide range of criteria including any or all of the following: the broker's commission rate, promptness, reliability and quality of executions, trading expertise, positioning and distribution capabilities, back-office efficiency, ability to handle difficult trades, knowledge of other buyers and sellers, confidentiality, capital strength and financial stability, prior performance in serving the Investment Manager and its clients, and other factors affecting the overall benefit to be received in the transaction. When circumstances relating to a proposed transaction indicate that a particular broker or dealer is in a position to obtain the best execution, the order is placed with that broker or dealer. This may or may not be a broker or dealer that has provided investment information and research services to the Investment Manager. Such investment information and research services may include, among other things, a wide variety of written reports or other data on the individual companies and industries; data and reports on general market or economic conditions; information concerning pertinent federal and state legislative and regulatory developments and other developments that could affect the value of actual or potential investments; companies in which the Investment Manager has invested or may consider investing; attendance at meetings with corporate management personnel, industry experts, economists, government personnel, and other financial analysts; comparative issuer performance and evaluation and technical measurement services; subscription to publications that provide investment-related information; accounting and tax law interpretations; availability of economic advice; quotation equipment and services; execution measurement services; market-related and survey data concerning the products and services of an issuer and its competitors or concerning a particular industry that are used in reports prepared by the Investment Manager to enhance its ability to analyze an issuer's financial condition and prospects; and other services provided by recognized experts on investment matters of particular interest to the Investment Manager. In addition, the foregoing services may include the use of or be delivered by computer systems whose hardware and/or software components may be provided to the Investment Manager as part of the services. In any case in which information and other services can be used for both research and non-research purposes, the Investment Manager makes an appropriate allocation of those uses and pays directly for that portion of the services to be used for non-research purposes.

       Subject to the requirement of seeking best available price and execution, the Investment Manager may, in circumstances in which two or more brokers are in a position to offer comparable prices and execution, give preference to a broker or dealer that has provided investment information to the Investment Manager. In so doing, the Investment Manager may effect securities transactions which cause a Fund to pay an amount of commission in excess of the amount of commission another broker would have charged. In selecting such broker or dealer, the Investment Manager will make a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage services and research and investment information received, viewed in terms of either the specific transaction or the Investment Manager's overall responsibility to the accounts for which the Manager exercises investment discretion. The Investment Manager continually evaluates all commissions paid in order to ensure that the commission represents reasonable compensation for the brokerage and research services provided by such brokers. Such investment information as is received from brokers or dealers may be used by the Investment Manager in servicing all of its clients (including the Funds), and it is recognized that a Fund may be charged a commission paid to a broker or dealer who supplied research services not utilized by such Fund. However, the Investment Manager expects that the Funds will benefit overall by such practice because they are receiving the benefit of research services and the execution of such transactions not otherwise available to them without the allocation of transactions based on the recognition of such research services.

       Subject to the requirement of seeking the best available prices and execution, the Investment Manager may also place orders with brokerage firms that have sold shares of the Funds. However, to date the Funds have not marketed any of their shares through brokers and the Investment Manager has thus not utilized the above authority. The Investment Manager has not made and will not make any commitments to place orders with any particular broker or group of brokers. It is anticipated that a substantial portion of all brokerage commissions will be paid to brokers who supply investment information to the Investment Manager. During 1999, all brokerage commissions paid by the Funds were paid to such brokers.

       Each Fund may, in some instances, invest in U.S. and/or foreign securities that are not listed on a national securities exchange but are traded in the over-the-counter market. Each Fund may also purchase listed securities through the third market or fourth market. When transactions are executed in the over-the-counter market or the third or fourth market, the Investment Manager will seek to deal with the primary market-makers for each security; however, when necessary in order to obtain the best price and execution, it will utilize the services of others. In all cases, the Investment Manager will attempt to negotiate the best market price and execution.

       For the Fiscal Years ended December 31, 1997, 1998 and 1999, the predecessor to the MidCap Fund paid total brokerage commissions of $2,415,659, $2,617,257 and $2,991,915, respectively. All commissions paid during the fiscal year ended December 31, 1999, were paid to firms which provided research, statistical or other services to the Investment Manager. The Investment Manager has not separately identified a portion of such commissions as applicable to the provision of such research, statistical or otherwise.

       For the Fiscal Years ended December 31, 1997, 1998 and 1999, the predecessor to the Small Cap Fund paid total brokerage commissions of $889,316, $1,614,907 and $937,205, respectively. All commissions paid during the fiscal year ended December 31, 1999, were paid to firms which provided research, statistical or other services to the Investment Manager. The Investment Manager has not separately identified a portion of such commissions as applicable to the provision of such research, statistical or otherwise.


       During fiscal year ended 1999 the predecessors to the MidCap Fund and the Small Cap Fund each acquired the securities of one of its regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act). At December 31, 1999, the MidCap Fund and the Small Cap Fund both had holdings in State Street Bank and Trust Company valued at $27,648,000 and $780,000, respectively.

       As noted below, the Investment Manager is an indirect wholly owned subsidiary of Dresdner Bank AG ("Dresdner"). Dresdner Kleinwort Benson North America LLC ("Dresdner Kleinwort Benson") and other Dresdner subsidiaries may be broker-dealers (collectively, the "Dresdner Affiliates"). The Investment Manager believes that it is in the best interests of the Funds to have the ability to execute brokerage transactions, when appropriate, through the

Dresdner Affiliates. Accordingly, the Investment Manager intends to execute brokerage transactions on behalf of the Funds through the Dresdner Affiliates, when appropriate and to the extent consistent with applicable laws and regulations, including federal banking laws.

       In all such cases, the Dresdner Affiliates will act as agent for the Funds, and the Investment Manager will not enter into any transaction on behalf of the Funds in which a Dresdner Affiliate is acting as principal for its own account. In connection with such agency transactions, the Dresdner Affiliates will receive compensation in the form of brokerage commissions separate from the Investment Manager's management fee. The Investment Manager's policy is that such commissions must be reasonable and fair when compared to the commissions received by other brokers in connection with comparable transactions involving similar securities and that the commissions paid to a Dresdner Affiliate must be no higher than the commissions paid to that broker by any other similar customer of that broker who receives brokerage and research services that are similar in scope and quality to those received by the Funds.

       The Investment Manager performs investment management and advisory services for various clients, including other registered investment companies, and pension, profit-sharing and other employee benefit plans, as well as individuals. In many cases, portfolio transactions for a Fund may be executed in an aggregated transaction as part of concurrent authorizations to purchase or sell the same security for numerous accounts served by the Investment Manager, some of which accounts may have investment objectives similar to those of the Fund. The objective of aggregated transactions is to obtain favorable execution and/or lower brokerage commissions, although there is no certainty that such objective will be achieved. Although executing portfolio transactions in an aggregated transaction potentially could be either advantageous or disadvantageous to any one or more particular accounts, aggregated transactions in which a Fund participates will be effected only when the Investment Manager believes that to do so will be in the best interest of the Fund, and the Investment Manager is not obligated to aggregate orders into larger transactions. These orders generally will be averaged as to price. When such aggregated transactions occur, the objective will be to allocate the executions in a manner which is deemed fair and equitable to each of the accounts involved over time. In making such allocation decisions, the Investment Manager will use its business judgment and will consider, among other things, any or all of the following: each client's investment objectives, guidelines, and restrictions, the size of each client's order, the amount of investment funds available in each client's account, the amount already committed by each client to that or similar investments, and the structure of each client's portfolio. Although the Investment Manager will use its best efforts to be fair and equitable to all clients, including the Funds, there can be assurance that any investment will be proportionately allocated among clients according to any particular or predetermined standard or criteria. The Investment Manager will not include orders on behalf of any affiliated or related entity in any aggregated transaction that includes orders placed on behalf of a Fund.



DIRECTORS AND OFFICERS

       The names and addresses of the Directors and officers of the Company and their principal occupations and certain other affiliations during the past five years are given below. Unless otherwise specified, the address of each of the following persons is Four Embarcadero Center, San Francisco, California 94111.

       DEWITT F. BOWMAN, (69), Chairman and Director. Mr. Bowman is a Principal of Pension Investment Consulting, with which he has been associated since February 1994. From February 1989 to January 1994, he was Chief Investment Officer for California Public Employees Retirement System, a public pension fund. He serves as a director of RREEF America REIT, Inc. and the Wilshire Target Funds Inc.; and as a trustee of Brandes Institutional International Investment Trust, the Pacific Gas and Electric Nuclear Decommissioning Trust, and the PCG Private Equity Fund.

     * ROBERT J. BIRNBAUM, (72), Director. Director, Chicago Board Options Exchange (since 1998); Director, Dresdner RCM Investment Funds, Inc. (1990 to
2000); Director, Chicago Mercantile Exchange (1990 to 1998); Trustee, Liberty All-Star Growth Fund, Inc. (since 1995); Trustee, Colonia Funds (since 1995); Trustee, Liberty All-Star Equity Fund, Inc. (since 1994); Special Counsel, Dechert Price & Rhoads (law firm) (1988 to 1993); President and Chief Operating Officer, New York Stock Exchange, Inc. (1985 to 1988); President and Chief Operating Officer, American Stock Exchange, Inc. (1977 to 1985).

     * THEODORE J. COBURN (46), Director. Partner, Brown Coburn & Co., a consulting firm (since 1991); education associate at Harvard University Graduate School of Education (since 1996); Director, Nicholas-Applegate Fund, Inc. (since
1987); Trustee, Nicholas-Applegate Mutual Funds (since 1992); Director, Measurement Specialities, Inc. (since 1995); Director, Moovies, Inc. (since
1995); Director, Dresdner RCM Investment Funds, Inc. (1991 to 2000); Senior Vice President, Prudential Securities Inc. (1986 to 1991); Managing Director of the Global Equity Transactions Group and a member of the Board of Directors, Prudential Securities (1986 to 1991); Managing Director, Merrill Lynch Capital Markets (1983 to 1986).

       PAMELA A. FARR, (54), Director. Ms. Farr is a partner in Best & Co. LLC, a manufacturer and retailer of children's clothing and accessories. From 1991 to 1994, she was President of Banyan Homes, Inc., a real estate development and construction firm; and for eight years she was a management consultant for McKinsey & Company, where she served a variety of Fortune 500 companies in all aspects of strategic management and organizational structure.

     * ALFRED W. FIORE (62), Director. General Manager, Hirschfeld, Stern, Moyer & Ross, Inc. (employee benefit consulting firm) (since 1988); Director, Dresdner RCM Investment Funds Inc. (1996 to 2000); Consultant, Lois/U.S.A. (creative advertising agency) (1987 to 1988); Executive Vice President and Chief Financial Officer, Parlux Fragrances, Inc. (1987); Executive Vice President and Chief Financial Officer, Concord Assets Group, Inc. (real estate manager) (1986); President and Chief Operating Officer, Amerigroup Financial Services, Inc. (financial services) (1984 to 1986); Partner, KPMG Peat Marwick, LLP (1973 to
1984).

       GEORGE B. JAMES, (62), Director. Mr. James serves as a director of Basic Vegetable Products, California Sun Dry Foods, Clayton Group, Inc., and Crown Vantage, Inc. Mr. James also serves as a trustee of the Committee for Economic Development and the California Pacific Medical Center Foundation. From 1985 to 1999 Mr. James was a Senior Vice President and Chief Financial Officer of Levi Strauss & Co. Mr. James previously was Chair of the Advisory Committee to the California Public Employees Retirement System.

     + JOHN A. KRIEWALL (59) Director. Mr. Kriewall is retired from his position as Managing Director of Dresdner RCM, with which he had been associated since 1973. He also served Dresdner RCM as Co-Chief Investment Officer of the Mid Cap Team and was a member of the Mid Cap Team Management Committee. He received his BS degree from Stanford University and in 1971 received his MBA from Stanford University. Following graduation, he joined the Trust Division of United California Bank and assisted in the founding of its investment counseling subsidiary, Western Asset Management. Mr. Kriewall is an "interested person" (as defined in the 1940 Act) by virtue of his affiliation with the Investment Manager.

       GEORGE G.C. PARKER, (61), Director. Mr. Parker is Associate Dean for Academic Affairs and Director of the MBA Program and Dean Witter Professor of Finance at the Graduate School of Business at Stanford University, with which he has been associated since 1973. Mr. Parker has served on the Board of Directors of: the California Casualty Group of Insurance Companies since 1977; BB&K Holdings, Inc., a holding company for financial services companies, since 1980;
H. Warshow & Sons, Inc., a manufacturer of specialty textiles, since 1982; Zurich Reinsurance Centre, Inc., a large reinsurance underwriter, since 1994; and Continental Airlines, since 1996. Mr. Parker served on the Board of Directors of the University National Bank & Trust Company from 1986 to 1995.

     + KENNETH E. SCOTT, (71), Director. Mr. Scott is the Ralph M. Parsons Professor of Law and Business at Stanford Law School, with which he has been associated since 1967. He is also a director of certain registered investment companies managed by Benham Capital Management.

       ANTHONY AIN, (40), President. Mr. Ain is a Managing Director and General Counsel of Dresdner RCM, with which he has been associated since 1992. From 1988 to 1992, he worked for the United States Securities and Exchange Commission, first as Counsel to Commissioner Joseph A. Grundfest, then as a Senior Special Counsel in the SEC's Division of Market Regulation. From 1984 to 1988, he was an associate in the Washington, D.C. office of Fried, Frank, Harris, Shriver & Jacobson, where he practiced securities and banking law.

       ROBERT J. GOLDSTEIN, (37), Vice President and Secretary. Mr. Goldstein is a Director and Associate General Counsel of Dresdner RCM, with which he has been associated since 1997. From 1990 to 1996, Mr. Goldstein was an associate in the New York, London and Prague offices of Weil, Gotshal & Manges where his practice primarily focused on private investment and hedge funds, and international transactional and general corporate matters.

       KARIN L. BROTMAN, (33), Assistant Secretary. Ms. Brotman is Assistant Fund Counsel of Dresdner RCM, with which she has been associated since 1997. From 1995 to 1997, Ms. Brotman was a Product Manager at Fidelity Investments in their Legal Department, where she was involved in providing legal and compliance for 1940 Act registered management investment companies. From 1993 to 1995, she was employed as an Account Officer with Fleet Financial Group where she was responsible for negotiating the legal recovery of a distressed asset portfolio.

       JENNIE W. KLEIN, (35), Vice President and Treasurer. Ms. Klein is Director of Commingled Fund Services and at Director of Dresdner RCM, with which she has been associated since 1994. She is responsible for fund administration and shareholder record keeping for the Dresdner RCM products. From 1991 to 1994, Ms. Klein was employed at G.T. Capital Management as the Manager of Financial Reporting and Compliance for their mutual funds. From 1988 to 1991, she was an auditor at KPMG Peat Marwick.

       STEVEN L. WONG, (33), Assistant Treasurer. Mr. Wong is a Manager in Commingled Fund Services and has been associated with Dresdner RCM since 1994. He is responsible for overseeing Dresdner RCM's mutual fund administration which includes financial reporting, compliance, tax reporting, fund accounting, budgeting and shareholder servicing. From 1992 to 1994, Mr. Wong was a senior auditor at KPMG Peat Marwick specializing in the audit of investment companies. From 1991 to 1992, he was a fund accountant with Franklin Funds.

    * Nominated for election at a stockholders' meeting scheduled for December 18, 2000, pending the reorganization of the predecessor funds.


    + Nominated for election at a stockholders' meeting scheduled for December 18, 2000.


      Regular meetings of the Board of Directors are held on a quarterly basis. The Company's Audit Committee, whose present members are Messrs. Bowman and Parker, meet with its independent accountants to exchange views and information and to assist the full Board in fulfilling its responsibilities relating to corporate accounting and reporting practices. Each Director of the Company receives a fee of $1,000 per year plus $500 per series for each Board meeting attended and $250 for each Audit Committee meeting attended. Each Director is reimbursed for travel and other expenses incurred in connection with attending Board meetings.


       The following table sets forth the aggregate compensation earned by the Directors for the fiscal year ended December 31, 1999, for their service on the Board(s) of Directors of the funds in the "Company complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):

                                                        Pension or
                                                        Retirement                                      Total Compensation
                                Aggregate            Benefits Accrued                                    from the Company
                               Compensation             as Part of            Estimate Annual              and Company
       Director              from the Global          the Company's            Benefits Upon                 Complex
         Name                   Company(1)              Expenses                Retirement               Paid to Director
---------------------       -----------------       -------------------      -----------------         --------------------
DeWitt F. Bowman                 $21,250                 $24,125                    N/A                     $48,250(2)

Robert J. Birnbaum                 N/A                     N/A                      N/A                     $30,500(3)

Theodore J. Coburn                 N/A                     N/A                      N/A                     $30,000(3)

Pamela A. Farr                   $19,000                 $46,000                    N/A                     $46,000(2)

Alfred W. Fiore                    N/A                     N/A                      N/A                     $30,500(3)

John Kriewall                      N/A                     None                     N/A                          $0

George B. James                  $19,000                   None                     N/A                     $48,250(2)

George G.C. Parker               $19,000                 $47,500                    N/A                     $47,500(2)

Kenneth E. Scott                   N/A                   $14,250                    N/A                     $28,500(2)
                            -----------------------------------------------------------------------------------------------
Total                            $78,250                 $83,250                                           $309,500

----------------------------

(1)   As of December 31, 1999, there were 10 funds in the Global Company.

(2) Includes compensation earned as a Director of the Dresdner RCM Capital Funds, Inc. Upon election as Directors, these individuals will be compensated by the Global Company.


(3) Represents compensation earned as a Director of the Dresdner RCM Investment Funds, Inc. Upon election as Directors, these individuals will be compensated by the Global Company.


       Each Director of the Company who is not an "interested person", as that term is defined in the 1940 Act, of the Investment Manager may elect to defer receipt of all or a portion of his or her fees for service as a Director in accordance with the terms of a Deferred Compensation Plan for Non-Interested Directors ("Directors' Plan"). Under the Directors' Plan, an eligible Director may elect to have his or her deferred fees deemed invested either in 90-day U.S. Treasury bills, shares of the Common Stock of the Company, or a combination of these options, and the amount of deferred fees payable to such director under the Directors' Plan will be determined by reference to the return on such deemed investments. Generally, the deferred fees (reflecting any earnings, gains or losses thereon) become payable upon the Director's retirement or disability. The obligation to make these payments to the Directors of the Company pursuant to the Directors' Plan is a general obligation of the Company. Each Fund may, to the extent permitted by the 1940 Act, invest in 90-day U.S. Treasury bills or the Common Stock of the Company, to match its share of the deferred compensation obligation under the Directors' Plan.

       As of August 9, 2000, no Director or officer of the Company was a beneficial owner of any shares of the outstanding Common Stock of any series of the Company.



CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

       As of August 9, 2000, there were 132,505,241 shares of the MidCap Fund outstanding and 33,032,157 shares of the Small Cap Fund outstanding; on that date the following were known to the Company to own of record more than 5% of the Funds' capital stock:

                                                                                                                % of Shares
Name and Address of Beneficial Owner                                                           Shares Held      Outstanding
------------------------------------                                                           -----------      -----------
MIDCAP FUND

Ernst & Young Master Trust                                                                      22,272,764      16.81%%
c/o The Chase Manhattan Bank, N.A.
770 Broadway, 10th Floor
New York, New York 10003

American Stores Retirement Portfolio                                                            21,703,875      16.38%%
c/o Fidelity Management Trust Co.
82 Devonshire Street
Boston, Massachusetts 02109

Boeing Company Employee Retirement Plan                                                         12,322,187       9.30%
c/o The Chase Manhattan Bank, N.A.
3 Metrotech Center
Brooklyn, New York 11245

Chevron Corp. Annuity Trust                                                                      8,730,596       6.59%
c/o Bankers Trust Company
BT Services Tennessee
648 Grassmere Park Road
Nashville, Tennessee 37211


                                   Page 21

Tektronix Inc.                                                                                   8,218,690       6.20%
c/o Northern Trust Company
P.O., Box 3577
Terminal Annex
Los Angeles, California 90051

Consolidated Natural Gas Company Pension Trust                                                   8,084,587       6.10%%
c/o Bankers Trust Company
BT Services Tennessee
648 Grassmere Park Road
Nashville, Tennessee 37211


SMALL CAP FUND


American Stores Retirement Portfolio                                                            11,634,333      35.22%
c/o Fidelity Management Trust Co.
82 Devonshire Street
Boston, Massachusetts 02109


Chevron Corp. Annuity Trust                                                                      2,357,195       7.14%
c/o Bankers Trust Company
BT Services Tennessee
648 Grassmere Park Road
Nashville, Tennessee 37211

Richard and Rhoda Goldman Fund                                                                   2,077,408       6.29%
1 Lombard Street Suite 303
San Francisco, California 94111-1130

Hughes Aircraft                                                                                  2,008,452       6.08%
P.O. Box 2458
Culver City, California 90231-2458






THE INVESTMENT MANAGER

       The Board of Directors has overall responsibility for the operation of the Company's Funds. Pursuant to such responsibility, the Board of Directors has approved various contracts for designated financial organizations to provide, among other things, day to day management services required by the Funds. The Company has retained as the Funds' Investment Manager, Dresdner RCM Global Investors LLC, a Delaware limited liability company with principal offices at Four Embarcadero Center, San Francisco, California 94111. The Investment Manager is actively engaged in providing investment supervisory services to institutional and individual clients. It was established in December of 1998 and is the successor to the business of its holding company, Dresdner RCM Global Investors US Holdings LLC. The Investment Manager was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then.

       The Investment Manager is an indirect wholly owned subsidiary of Dresdner Bank, an international banking organization with principal executive offices located at Gallunsanlage 7, 60041 Frankfurt, Germany. With total consolidated assets as of December 31, 1999, of EUR 397 billion ($463 billion), and approximately 1,500 offices and 51,000 employees in over 60 countries around the world, Dresdner is one of Germany's largest banks. Dresdner provides a full range of banking services including, traditional lending activities, mortgages, securities, project finance and leasing to private customers and financial and institutional clients. In the United States, Dresdner maintains branches in New York and Chicago and an agency in Los Angeles. As of the date of this SAI, the nine members of the Board of Managers of the Investment Manager are William L. Price (Chairman), Gerhard Eberstadt, George N. Fugelsang, Joachim Madler,
Susan C. Gause and Luke D. Knecht.

       Dresdner and the Investment Manager, by virtue of Dresdner's banking operations in the United States, are subject to U.S. banking laws and regulations. U.S. banking organizations generally may act as advisers to investment companies and may buy and sell investment company shares for their customers. The Investment Manager believes that it may perform the services contemplated by its investment management agreements with the Company without violating these banking laws or regulations. In addition, effective March 11, 2000, banking organizations that qualify as and elect to become financial holding companies are permitted to sponsor and distribute the shares of investment companies. Thus, the extent to which Dresdner qualifies and elects to engage in these activities, as well as future changes in legal requirements or regulatory interpretations relating to permissible activities of banking organizations and their affiliates, could affect the nature and scope of services provided to the Company by the Investment Manager or its affiliates.

       The Investment Manager provides the Funds with investment supervisory services pursuant to Investment Management Agreements, Powers of Attorney and Service Agreements (the "Management Agreements") dated as of June 14, 1996. The Investment Manager manages the Funds' investments, provides various administrative services, and supervises the Funds' daily business affairs, subject to the authority of the Board of Directors.

       The Investment Manager is also the investment manager for Dresdner RCM International Growth Equity Fund, Dresdner RCM Europe Fund, Dresdner RCM Large Cap Growth Fund, Dresdner RCM Global Small Cap Fund, Dresdner RCM Global Technology Fund, Dresdner RCM Global Health Care Fund, Dresdner RCM Biotechnology Fund, Dresdner RCM Emerging Markets Fund, Dresdner RCM Tax Managed Growth Fund, Dresdner RCM Balanced Fund, Dresdner RCM Global Equity Fund and Dresdner RCM Strategic Income Fund, each a series of the Company.; Dresdner RCM Global Strategic Income Fund, Inc., RCM Strategic Global Government Fund, Inc. and Bergstrom Capital Corporation, each a closed-end management investment company.


       Each Fund's Management Agreement was approved by its sole stockholder and will continue in effect until December 2002. All management fees paid for periods prior to the Funds' reorganizations were made under similar management agreements with different advisory fees. The management agreements may be renewed from year-to-year thereafter, provided that any such renewals have been specifically approved at least annually by (i) the vote of a majority of the Company's Board of Directors, including a majority of the Directors who are not parties to the Management Agreement or interested persons (as defined in the 1940 Act) of any such person, cast in person at a meeting called for the purpose of voting on such approval, or
(ii) the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund and the vote of a majority of the Directors who are not parties to the contract or interested persons of any such party.

       Each Fund, pursuant to its Management Agreement, has assumed the obligation for payment of the following ordinary operating expenses: (a) brokerage and commission expenses, (b) federal, state, or local taxes incurred by, or levied on, each Fund, (c) interest charges on borrowings, (d) charges and expenses of the Fund's custodian (e) payment of all investment advisory fees (including fees payable to the Investment Manager under the Management Agreement), (f) fees pursuant to the Fund's Rule 12b-1 plan, (g) legal and audit fees, (h) SEC and "Bluesky" registration expenses, and (i) compensation, if any, paid to officers and employees of the Company who are not employees of the Investment Manager.. Each Fund is also responsible for expenses of an extraordinary nature subject to good faith determination of the Company's Board of Directors. Each Fund's expenses are charged against its assets. General expenses of the Company are allocated among its series in a manner proportionate to the net assets of each series, on a transactional basis, or on such other basis as the Board of Directors deems equitable. The Investment Manager is also responsible for all of its own expenses in providing services to the Funds.

       For the services rendered by the Investment Manager under the Management Agreements, each Fund pays management fees at an annualized rate of its average daily net assets. These fees are computed daily and paid monthly. The MidCap Fund pays investment management fees monthly at an annualized rate of 0.75% of the Fund's average daily net assets. For the years ended December 31, 1999, 1998, and 1997, the Fund's predecessor incurred investment management fees aggregating $7,410,131, $7,043,731, and $7,008,712 , respectively. The Small Cap Fund pays investment management fees monthly at an annualized rate of 1.00% of the Fund's average daily net assets. For the years ended December 31, 1999, 1998, and 1997, the Fund's predecessor incurred investment management fees aggregating $4,309,277, $5,821,282, and $5,759,180, respectively. During the years noted, the management fees paid by the predecessors to the Funds were paid under a different expense structure that previously provided that the Funds pay for certain of their ordinary operating expenses while the Investment Manager was responsible for all of the other ordinary operating expenses (ie. legal and audit fees, and SEC and "Blue Sky" registration expenses), including the compensation of the directors of the Company.

       The Investment Manager has agreed to limit each Fund's expenses as described in the Prospectus. The Funds have agreed to reimburse the Investment Manager for a period of up to five years, for any such payments to the extent that the Fund's operating expenses are otherwise below this expense cap. This obligation will not be recorded on the books of the Fund to the extent that the total operating expenses of the Fund are at or above the expense cap. However, if the total operating expenses of the Fund fall below the expense cap, the reimbursement to the Investment Manager will be accrued by the Fund as a liability.

       Each Management Agreement is terminable as to Fund without penalty on 60 days' written notice by a vote of the majority of the Fund's outstanding voting securities, by a vote of the majority of the Company's Board of Directors, or by the Investment Manager on 60 days' written notice and will automatically terminate in the event of its assignment.

       The Fund's Management Agreement provides that the Investment Manager will not be liable for any error of judgment or for any loss suffered by a Fund in connection with the matters to which the Management Agreement relates, except for liability resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the Investment Manager's reckless disregard of its duties and obligations under the Management Agreement. The Company has agreed to indemnify the Investment Manager out of the assets of each Fund, against liabilities, costs and expenses that the Investment Manager may incur in connection with any action, suit, investigation or other proceeding arising out of or otherwise based on any action actually or allegedly taken or omitted to be taken by the Investment Manager in connection with the performance of its duties or obligations under the Management Agreement with respect to the Fund or otherwise as investment manager of the Fund. The Investment Manager is not entitled to indemnification with respect to any liability to a Fund or its stockholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of its reckless disregard of its duties and obligations under the Management Agreement.



THE DISTRIBUTOR

       Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109 (the "Distributor") serves as Distributor to each Fund. The Distributor has provided mutual fund distribution services since 1976, and is a subsidiary of Boston Institutional Group, Inc., which provides distribution and other related services with respect to investment products.

       Pursuant to the Distribution Agreement with the Company, the Distributor has agreed to use its best efforts to effect sales of shares of the Funds, but is not obligated to sell any specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in each Fund's Management Agreement discussed above. Pursuant to the Distribution Agreement, the Company has agreed to indemnify the

Distributor out of the assets of each Fund to the extent permitted by applicable law against certain liabilities under the Securities Act of 1933 arising in connection with the Distributor's activities on behalf of the Company.

       The Company also has an Agreement with the Investment Manager and the Distributor pursuant to which the Distributor has agreed to provide: regulatory, compliance and related technical services to the Company; services with regard to advertising, marketing and promotional activities; and officers to the Company. The Investment Manager is required to reimburse the Company for any fees and expenses of the Distributor pursuant to the Agreements.

       The Company, on behalf of its Class N shares, has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund pays the Distributor an annual fee of up to 0.25% of the average daily net assets of its Class N shares as reimbursement for certain expenses actually incurred by the Distributor in connection with providing distribution and shareholder support services to such shares. Class I shares are not subject to 12b-1 fees. The Distributor is reimbursed for: (a) expenses incurred in connection with advertising and marketing the N Class of shares of the Funds, including but not limited to any advertising by radio, television, newspapers, magazines, brochures, sales literature, telemarketing or direct mail solicitations; (b) periodic payments of fees or commissions for distribution assistance made to one or more securities brokers, dealers or other industry professionals such as investment advisers, accountants, estate planning firms and the Distributor itself in respect of the average daily value of shares owned by clients of such service organizations, and (c) expenses incurred in preparing, printing and distributing the Funds' prospectus and statement of additional information.

       The Plan continues in effect from year to year with respect to each Fund, provided that each such continuance is approved at least annually by a vote of the Board of Directors of the respective Company, including a majority vote of the Directors who are not "interested persons" of the Company within the meaning of the 1940 Act and have no direct or indirect financial interest in the Plan or in any agreement related to the Plan, cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated with respect to a Fund at any time, without penalty, by the vote of a majority of the outstanding shares of the Fund. The Plan may not be amended to increase materially the amounts to be paid by a Fund for the services described therein without approval by the shareholders of the Fund, and all material amendments are required to be approved by the Board of Directors in the manner described above. The Plan will automatically terminate in the event of its assignment.

       If in any year Funds Distributor is due more from the Funds for such services than is immediately payable because of the expense limitation under the Plan, the unpaid amount is carried forward while the Plan is in effect until such later year as it may be paid. There is no limit on the periods during which unreimbursed expenses may be carried forward, although the Funds are not obligated to repay any outstanding unreimbursed expenses that may exist if the Plan is terminated or not continued. No interest, carrying, or finance charge will be imposed on any amounts carried forward.

       The Distributor may pay broker-dealers and others, out of the fees it receives under the Plan, quarterly trail commissions of up to 0.25%, on an annual basis, of the average daily net assets attributable to the Class N of shares of each Fund held in the accounts of their customers.

       Pursuant to the Plan, the Board of Directors will review at least quarterly a written report of the distribution expenses incurred on behalf of the Class N shares of the Fund by the Distributor. The report will include an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of Directors of the Company who are not "interested persons" of the Company within the meaning of the 1940 Act will be committed to the Directors who are not interested persons of the Company.



THE ADMINISTRATOR

       The administrator of the Company is State Street Bank and Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, Massachusetts 02109.

       Pursuant to an Sub-administration Agreement with the Company, State Street is responsible for performing various administrative services required for the daily operation of the Company, subject to the control, supervision and direction of the Company and the review and comment by the Company's auditors and legal counsel. State Street has no supervisory responsibility over the investment operations of the Funds. Administrative services performed by State Street include, but are not limited to, the following: overseeing the determination and publication of the Company's net asset value; overseeing the maintenance by the Company's custodian of certain book and records of the Company; preparing the Company's federal, state and local income tax returns; arrange for payment of the Company's expenses; and preparing the financial information for the Company's semi-annual and annual reports, proxy statements and other communications.

       Fees payable to State Street for administrative services performed on behalf of the Funds are paid by the Investment Manager.


OTHER SEVICE PROVIDERS



       State Street acts as the transfer agent, redemption agent, dividend paying agent and custodian for the Funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. State Street's principal business address in 1776 Heritage Drive, North Quincy, Massachusetts 02171.

       PricewaterhouseCoopers LLP ("PwC") acts as the independent public accountants for the Funds. The accountant examines financial statements for the Funds and provides other audit, tax and related services. PwC's principal business address is 160 Federal Street, Boston, Massachusetts 02110.



NET ASSET VALUE


       For purposes of the computation of the net asset value of each share of each Fund, equity securities traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded as of the close of regular trading on the day the securities are being valued, unless the Board of Directors or a duly constituted committee of the Board determines that such price does not reflect the fair value of the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Investment Manager to be the primary market for the securities. If there has been no sale on such day, the security will be valued at the closing bid price on such day. If no bid price is quoted on such day, then the security will be valued by such method as a duly constituted committee of the Board of Directors determines in good faith to reflect its fair value. Readily marketable securities traded only in the over-the-counter market that are not listed on the NASDAQ Stock Market or a similar foreign reporting service will be valued at the mean bid price, or such other comparable sources as the Board of Directors deems appropriate to reflect their fair value. Other portfolio securities held by the Funds will be valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available such securities will be valued by whatever means a duly constituted committee of the Board of Directors deems appropriate to reflect their fair value.

       Futures contracts and related options are valued at their last sale or settlement price as of the close of the exchange on which they are traded or, if no sales are reported, at the mean between the last reported bid and asked prices. All other assets of the Funds will be valued in such manner as a duly constituted committee of the Board of Directors in good faith deems appropriate to reflect their fair value.

       Trading in securities on foreign exchanges and over-the-counter markets is normally completed at times other than the close of regular trading on the New York Stock Exchange. In addition, foreign securities and commodities trading may not take place on all business days in New York, and may occur in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the calculation of net asset value unless the Board of Directors determines that a particular event would materially affect net asset value, in which case an adjustment will be made.

       Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of net asset value into U.S. dollars at the spot exchange rates at 12:00 p.m. Eastern time or at such other rates as the Investment Manager may determine to be appropriate in computing net asset value.

       Debt obligations with maturities of 60 days or less are valued at amortized cost. The Company may use a pricing service approved by the Board of Directors to value other debt obligations. Prices provided by such a service represent evaluations of the mean between current bid and asked market prices, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual rating characteristics, indications of value from dealers, and other market data. Such services may use electronic data processing techniques and/or a matrix system to determine valuations. The procedures of such services are reviewed periodically by the officers of the Investment Manager under the general supervision of the Board of Directors. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations equal fair market value.

       The Board of Directors of the Company has adopted guidelines and procedures for valuing portfolio securities for which market quotations are not readily available and has delegated to a Pricing Committee the responsibility for determining the basis for pricing such securities. Such pricing may be used only when no reliable external price is available from a pricing service, from a dealer quotation, or from a recent sale.



PURCHASE AND REDEMPTION OF SHARES

       The price paid for purchase and redemption of shares of the Funds is based on the net asset value per share, which is normally calculated once daily at the close of regular trading (normally 4:00 P.M. Eastern time) on the New York Stock Exchange on each day that the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, President's Day, Martin Luther King Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The offering price is effective for orders received by Boston Financial Data Services ("BFDS") prior to the time of determination of net asset value. Dealers are responsible for promptly transmitting purchase orders to BFDS. The Company reserves the right in its sole discretion to suspend the continued offering of one or more of its Funds' shares and to reject purchase orders in whole or in part when such rejection is in the best interests of the Fund and its respective stockholders.


REDEMPTION OF SHARES

       Payments will be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of a Fund. Under such circumstances, payment of the redemption price could be made either in cash or in portfolio securities taken at their value used in determining the redemption price (and, to the extent practicable, representing a pro rata portion of each of the portfolio securities held by the Fund), or partly in cash and partly in portfolio securities. Payment for shares redeemed also may be made wholly or partly in the form of a pro rata portion of each of the portfolio securities held by a Fund at the request of the redeeming stockholder, if the Company believes that honoring such request is in the best interests of such series. If payment for shares redeemed were to be made wholly or partly in portfolio securities, brokerage costs would be incurred by the stockholder in converting the securities to cash.

DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

       Each income dividend and capital gain distribution, if any, declared by a Fund will be paid in full and fractional shares based on the net asset value as determined on the ex-dividend date for such distribution, unless the stockholder or his or her duly authorized agent has elected to receive all such payments or the dividend or other distribution portion thereof in cash. Changes in the manner in which dividend and other distribution payments are paid may be requested by the stockholder or his or her duly authorized agent at any time through written notice to the Company and will be effective as to any subsequent payment if such notice is received by the Company prior to the record date used for determining the stockholders entitled to such payment. Any distribution election will remain in effect until the Company is notified by the stockholder in writing to the contrary.


REGULATED INVESTMENT COMPANY

       Each Fund has qualified and intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal revenue Code of 1986 (the "Code"). Each Fund is treated as a separate corporation for tax purposes and thus the provisions of the Code generally applicable to regulated investment companies are applied separately to the Funds. In addition, net capital gains (the excess of net long-term capital gain over net short-term capital loss), net investment income, and operating expenses are determined separately for each Fund. By complying with the applicable provisions of the Code, a Fund will not be subject to federal income tax with respect to net investment income and net realized capital gains distributed to its stockholders.

       To qualify as a regulated investment company under Subchapter M, generally a Fund must: (i) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies and certain other income (including gains from certain options, futures and forward contracts), ("Income Requirement"); and (ii) diversify its holdings so that, at the end of each fiscal quarter, (a) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities, limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

       In any taxable year in which a Fund so qualifies and distributes at least 90% of the sum of its investment company taxable income (consisting of net investment income, the excess of net short-term capital gains over net long-term capital losses and net gains from certain foreign currency transactions) and its net tax-exempt interest income (if any) ("Distribution Requirement"), it will be taxed only on that portion, if any, of such investment company taxable income and any net capital gain that it retains. The Funds expect to so distribute all of such income and gains on an annual basis and thus will generally avoid any such taxation.

       Even if a Fund qualifies as a "regulated investment company," it may be subject to a federal excise tax unless it meets certain additional distribution requirements. Under the Code, a nondeductible excise tax of 4% ("Excise Tax") is imposed on the excess of a regulated investment company's "required distribution" for a calendar year ending within the regulated investment company's taxable year over the "distributed amount" for that calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income and net gains from certain foreign currency transactions) for the calendar year, (ii) 98% of capital gain net income (generally both long-term and short-term capital gain) for the one-year period ending on October 31 (as though that period were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by a Fund from its current year's ordinary income and capital gain net income and (ii) any amount on which a Fund pays income tax for the year. The Funds intend to meet these distribution requirements to avoid Excise Tax liability.

       Stockholders who are subject to federal or state income or franchise taxes will be required to pay taxes on dividend and capital gain distributions they receive from a Fund whether paid in additional shares of the Fund or in cash. To the extent that dividends received by a Fund would qualify for the 70% dividends-received deduction available to corporations, the Fund must designate in a written notice to stockholders, within 60 days after the close of the Fund's taxable year, the amount of the Fund's dividends that would be eligible for this treatment. In order to qualify for the dividends-received deduction with respect to a dividend paid on Fund shares, a corporate stockholder must hold the Fund shares for at least 45 days during the 90 day period that begins 45 days before the shares become ex-dividend with respect to the dividend. Stockholders, such as qualified employee benefit plans, which are exempt from federal and state taxation generally would not have to pay income tax on dividend or capital gain distributions. Prospective tax-exempt investors should consult their own tax advisers with respect to the tax consequences of an investment in the Funds under federal, state, and local tax laws.


WITHHOLDING

       Dividends paid by a Fund to a stockholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign stockholder") generally will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply, however, if a dividend paid by a Fund to a foreign stockholder is "effectively connected" with the conduct of a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net capital gain to foreign stockholders who are neither U.S. resident aliens nor engaged in a U.S. trade or business generally are not subject to withholding or U.S. federal income tax.


SECTION 1256 CONTRACTS

       Many of the futures contracts and related options entered into by the Funds are "Section 1256 contracts." Any gains or losses realized on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses, although certain foreign currency gains and losses from such contracts may be treated as ordinary income in character. Section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the Excise Tax, on October 31 or such other dates as prescribed under the Code), other than
Section 1256 contracts that are part of a "mixed straddle" with respect to which a Fund has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. The 60% portion of gains on Section 1256 contracts that is treated as long-term capital gain will qualify for the reduced maximum tax rates on net capital gain -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 12 months.


STRADDLE RULES

       Generally, transactions in futures contracts and related options undertaken by the Funds may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the amount, character and timing of recognition of gains or losses realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle position may be deferred under the straddle rules, rather than being taken into account for the taxable year in which these losses are realized. Because limited regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions and options, futures and forward contracts to the Funds are not entirely clear.

       Transactions in futures contracts and related options may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to stockholders. A Fund may make one or more elections available under the Code which are applicable to straddle positions. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to elections made. The rules applicable under certain elections operate to accelerate the recognition of gains or losses from the affected straddle positions. Because the application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to stockholders, and which will be taxed to stockholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.


SECTION 988 GAINS AND LOSSES

       Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in foreign currency and on the disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuation in the value of foreign currency between the date of acquisition of the debt security, contract or option and the date of disposition thereof are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to stockholders as ordinary income.


FOREIGN TAXES

       A Fund may be required to pay withholding and other taxes imposed by foreign countries which would reduce the Fund's investment income, generally at rates from 10% to 40%. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's stockholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, stockholders generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) their pro rata shares of the foreign income taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) their pro rata shares of foreign taxes in computing their taxable income or to use such amount (subject to limitations) as a foreign tax credit against their U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a stockholder who does not itemize deductions. Each stockholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will be "passed-through" for that year.

       The foregoing is a general abbreviated summary of present U.S. federal income tax laws applicable to the Funds, their stockholders and dividend and capital gain distributions by the Funds. Stockholders are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state, and local tax laws and regulations applicable to dividends and other distributions received from the Funds.



INVESTMENT RESULTS

       Average annual total return ("T") of a Fund is calculated as follows: an initial hypothetical investment of $1,000 ("P") is divided by the net asset value of shares of the Fund as of the first day of the period in order to determine the initial number of shares purchased. Subsequent dividend and capital gain distributions by a Fund are paid at net asset value on the payment date determined by the Board of Directors. The sum of the initial shares purchased and shares acquired through distributions is multiplied by the net asset value per share of the Fund as of the end of the period ("n") to determine ending redeemable value ("ERV"). The ending value divided by the initial investment converted to a percentage equals total return. The formula thus used, as required by the SEC, is:

                                        n
                                  P(1+T)  = ERV

       The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividend and capital gain distributions and changes in share price during the period.

       This formula reflects the following assumptions: (i) all share sales at net asset value, without a sales load reduction from the $1,000 initial investment; (ii) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board of Directors; and (iii) complete redemption at the end of any period illustrated. Total return may be calculated for one year, five years, ten years, and for other periods, and will typically be updated on a quarterly basis. The average annual compound rate of return over various periods may also be computed by using ending values as determined above.

       In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements and stockholder reports other total return performance data based on time-weighted, monthly-linked total returns computed on the percentage change of the month end net asset value of the Fund after allowing for the effect of any cash additions and withdrawals recorded during the month. Returns may be quoted for the same or different periods as those for which average total return is quoted. A Fund's investment will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, and operating expenses, so that any investment results reported should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Results also should be considered relative to the risks associated with a Fund's investment objective and policies.

       Each of the Funds may from time to time compare its investment results with data and mutual fund rankings published or prepared by Lipper Inc. and Morningstar, Inc., which rank mutual funds by overall performance, investment objectives, and assets.

       The MidCap Fund may from time to time compare its investment results with:

       1. THE RUSSELL MIDCAP INDEX, which is composed of the smallest 800 companies in the Russell 1000 Index. The Russell 1000 Index is made up of the 1,000 largest companies in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies by market capitalization and represents approximately 98% of the investable U.S. equity market.

       2. RUSSELL MIDCAP GROWTH INDEX, which measures the performance of companies included in the Russell Midcap Index that have higher price-to-book ratios and higher forecasted growth values. The stocks are also included in the Russell 1000 Growth index.

       3. THE S&P 500 INDEX, which is a capitalization-weighted index of 500 stocks that attempts to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing major industries.

       4. THE S&P MIDCAP 400 INDEX, which is comprised of the smallest 400 companies in the S&P 500 Index.

       5. THE DOW JONES INDUSTRIAL AVERAGE, which is a price-weighted average of the price of 500 of the largest publicly traded stocks in the United States.

       6. THE RUSSELL 2000 INDEX, which is composed of the 2,000 smallest securities in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies based on market capitalization and represents approximately 98% of the investable U.S. equity market.

       7. THE VALUE LINE COMPOSITE INDEX, which consists of approximately 1,700 common equity securities.

       8. THE NASDAQ OVER-THE-COUNTER INDEX, which is a value-weighted index compose of 4,500 stocks traded over the counter.

       9. Data and mutual fund rankings published by Lipper Inc. and Morningstar, which rank mutual funds by overall performance, investment objectives, and assets.

       The Small Cap Fund may from time to time compare its investment results with:

       1.     THE RUSSELL 2000 INDEX.

       2.     THE S&P 500 INDEX.

       3.     THE VALUE LINE COMPOSITE INDEX.

       4.     THE NASDAQ OVER-THE-COUNTER INDEX.

       5. Data and mutual fund rankings published or prepared by Lipper Analytical Services, Inc. and Morningstar, which rank mutual funds by overall performance, investment objectives, and assets.



GENERAL INFORMATION



       The Global Company was incorporated in Maryland as an open-end management investment company on September 17, 1995. The authorized capital stock of the Global Company is 3,000,000,000 shares of capital stock (par value $.0001 per share) of which 100,000,000 shares have been designated as shares of the International Growth Equity Fund and the Small Cap Fund, 400,000,000 shares have been designated as shares of the MidCap Fund, 200,000,000 shares have been designated as shares of the Europe Fund, 50,000,000 shares have been designated as shares of each of the Global Technology Fund, Global Small Cap Fund, Global Health Care Fund, Large Cap Fund, Biotechnology Fund, Emerging Markets Fund, Tax Managed Growth Fund, Global Equity Fund and Strategic Income Fund and 25,000,000 shares have been designated as shares of the Balanced Fund.


DESCRIPTION OF CAPITAL SHARES

       Stockholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Unless otherwise provided by law or its Articles of Incorporation or Bylaws, the Company generally may take or authorize any extraordinary action upon the favorable vote of the holders of more than 50% of the outstanding shares of the Company or may take or authorize any routine action upon approval of a majority of the votes cast.

       Shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of all series of the Company's shares voting for the election of directors can elect 100% of the directors if they wish to do so. In such event, the holders of the remaining less than 50% of the shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors.

       The Company is not required to hold a meeting of stockholders in any year in which the 1940 Act does not require a stockholder vote on a particular matter, such as election of directors. The Company will hold a meeting of its stockholders for the purpose of voting on the question of removal of one or more directors if requested in writing by the holders of at least 10% of the Company's outstanding voting securities, or to assist in communicating with its stockholders as required by Section 16(c) of the 1940 Act.

       Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Companies shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding voting securities, as defined in the 1940 Act, of the series or class of the Company affected by the matter. Under Rule 18f-2, a series or class is presumed to be affected by a matter, unless the interests of each series or class in the matter are identical or the matter does not affect any interest of such series or class. Under Rule 18f-2 the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of its outstanding voting securities, as defined in the 1940 Act. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by the stockholders of the Company voting without regard to Fund.

       Each share of each Class of a Fund represents an equal proportional interest in the Fund with each other share of the same Class and is entitled to such dividends and distributions out of the income earned on the assets allocable to the Class as are declared in the discretion of the Board of Directors. In the event of the liquidation or dissolution of the Global Company, stockholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution, in such manner and on such general basis as the Board of Directors may determine.

       In the event of the liquidation or dissolution of the Company, stockholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution, in such manner and on such general basis as the Board of Directors may determine.

       Stockholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and nonassessable by the Company.



ADDITIONAL INFORMATION


COUNSEL

       Certain legal matters in connection with the capital shares offered by the Prospectus have been passed upon for the Funds by Paul, Hastings, Janofsky & Walker LLP, 555 South Flower Street, Los Angeles, California 90071. The validity of the capital stock offered by the Funds has been passed upon by Venable, Baetjer and Howard, LLP, 1800 Mercantile Bank & Trust Building, 2 Hopkins Plaza, Baltimore, Maryland 21201. Paul, Hastings, Janofsky & Walker LLP has acted and will continue to act as counsel to the Investment Manager in various matters. Wilmer, Cutler & Pickering acts as counsel to the independent directors.


LICENSE AGREEMENT

       Under a License Agreement dated as of December 11, 1997, the Investment Manager has granted the Company the right to use the "Dresdner RCM" name and has reserved the right to withdraw its consent to the use of such name by the Company at any time, or to grant the use of such name to any other company. In addition, the Company has granted the Investment Manager, under certain conditions, the right to use any other name it might assume in the future, with respect to any other investment company sponsored by the Investment Manager.


FINANCIAL STATEMENTS

       Incorporated by reference herein are the financial statements of the Funds' predecessors contained in the Annual Reports to Shareholders of the Capital Funds for the year ended December 31, 1999, including the Report of Independent Accountants, dated February 18, 2000, the Statements of Assets and Liabilities, including the Portfolios of Investments and the related Statements of Operations, the Statements of Changes in Net Assets and the Financial Highlights. Also incorporated by reference herein are the unaudited financial statements of the Funds' predecessors contained in the Semi-Annual Report to Shareholders of the Capital Funds for the six-month period ended June 30, 2000. Copies of the Funds' Annual and Semi-Annual Reports to Shareholders will be available, upon request, by calling (800) 726-7240, or by writing to Four Embarcadero Center, San Francisco, California 94111.

REGISTRATION STATEMENT

       The Funds' Prospectus and this SAI do not contain all of the information set forth in the Company's registration statement and related forms as filed with the SEC, certain portions of which are omitted in accordance with rules and regulations of the SEC. The registration statement and related forms may be inspected at the Public Reference Room of the SEC at Room 1024, 450 5th Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the SEC at prescribed rates. It is also available on the SEC's Internet Web site at http://www.sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, calling 1-800-SEC-0330 or by email at publicinfo@sec.gov. Statements contained in the Prospectus or this SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Company's registration statement, such statement being qualified in all respects by such reference.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

         1.       (a)      Articles of Incorporation of Registrant are
                           incorporated herein by reference to Exhibit 1 of Pre-Effective Amendment No.1.

                  (b) Articles Supplementary to Articles of Incorporation of Registrant with respect to RCM Global Health Care Fund, RCM Global Small Cap Fund and RCM Large Cap Growth Fund, (currently known as Dresdner RCM Global Health Care Fund, Dresdner RCM Global Small Cap Fund and Dresdner RCM Large Cap Growth Fund, respectively), are incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 2.

                  (c) Articles Supplementary to Articles of Incorporation of Registrant with respect to Dresdner RCM Emerging Markets Fund are incorporated herein by reference to
                           Exhibit 1(c) of Post-Effective Amendment No. 5.

                  (d) Articles Supplementary to Articles of Incorporation of Registrant with respect to Dresdner RCM Biotechnology Fund are incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 6.

                  (e) Articles of Amendment to Articles of Incorporation of Registrant with respect to Dresdner RCM Global Technology Fund, Dresdner RCM Global Health Care Fund, Dresdner RCM Global Small Cap Fund and Dresdner RCM Large Cap Growth Fund, are incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 6.

                  (f) Articles of Amendment to Articles of Incorporation of Registrant with respect to changing the corporate name of Dresdner RCM Equity Funds, Inc. to Dresdner RCM Global Funds, Inc. are incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 10.

                  (g) Articles of Amendment to Articles of Incorporation of Registrant, with respect to changing the name of the existing shares of capital stock of its Dresdner RCM Large Cap Growth Fund, Dresdner RCM Global Small Cap Fund, Dresdner RCM Global Technology Fund, and Dresdner RCM Emerging Markets Fund are incorporated herein by reference to Exhibit 1(g) of Post-Effective Amendment No. 10.

                  (h) Articles Supplementary to Articles of Incorporation of Registrant with respect to establishing a new class of capital stock for its Dresdner RCM

                           Large Cap Growth Fund, Dresdner RCM Global Small Cap Fund, Dresdner RCM Global Technology Fund and Dresdner RCM Emerging Markets Fund and establishing three new series of capital stock, Dresdner RCM Tax Managed Growth Fund, Dresdner RCM Global Equity Fund and Dresdner RCM Strategic Income Fund are incorporated herein by reference to Exhibit 1(h) of Post-Effective Amendment No. 10.

                  (i) Articles Supplementary to Articles of Incorporation of Registrant with respect to Dresdner RCM Balanced Fund is incorporated herein by reference to Exhibit 1(i) of Post-Effective Amendment No. 14.

                  (j) Form of Articles Supplementary to Articles of Incorporation of Registrant with respect to the Dresdner RCM Internet Fund is incorporated herein by reference to Exhibit 1(j) of Post-Effective Amendment No. 17.

                  (k) Articles Supplementary to Articles of Incorporation of Registrant with respect to the establishment of four new series of capital stock, Dresdner RCM Europe Fund, Dresdner RCM International Growth Equity Fund, Dresdner RCM MidCap Fund and Dresdner RCM Small Cap Fund, is filed herein as Exhibit 1(k).

         2.       (a)      Bylaws of Registrant are incorporated herein by
                           reference to Exhibit 2 of Pre-Effective Amendment No.
                           2.

                  (b) Form of Amendments to Bylaws of Registrant are incorporated herein by reference to Exhibit 2(b) of Post-Effective Amendment No. 3.

         3.       (a)      Proof of specimen of certificate for capital
                           stock ($0.0001 par value) of Registrant, on behalf of RCM Global Technology Fund (currently known as
                           Dresdner RCM Global Technology Fund), and excerpts from Articles of Incorporation and Bylaws, are incorporated herein by reference to Exhibit 4 of Pre-Effective Amendment No. 2.

                  (b) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of RCM Global Health Care Fund (currently known as Dresdner RCM Global Health Care Fund), is incorporated herein by reference to Exhibit 4(b) of Post-Effective Amendment No. 1.

                  (c) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of RCM Global Small Cap Fund (currently known as Dresdner RCM Global Small Cap Fund), is incorporated herein by reference to Exhibit 4(c) of Post-Effective Amendment No. 1.

                  (d) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of RCM Large Cap Growth Fund (currently known as Dresdner RCM Large Cap Growth Fund), is incorporated herein by reference to Exhibit 4(d) of Post-Effective Amendment No. 1.

                  (e) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of Dresdner RCM Emerging Markets Fund, is incorporated herein by reference to Exhibit 4(e) of Post-Effective Amendment No. 2.

                  (f) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of Dresdner RCM Biotechnology Fund, is incorporated herein by reference to Exhibit 4(f) of Post-Effective Amendment No. 5.

                  (g) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of its Dresdner RCM Large Cap Growth Fund Class N shares, is incorporated herein by reference to Exhibit 4(g) of Post-Effective Amendment No. 10.

                  (h) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of its Dresdner RCM Global Small Fund Class N shares, is incorporated herein by reference to Exhibit 4(h) of Post-Effective Amendment No. 10.

                  (i) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of its Dresdner RCM Global Technology Fund Class N shares, is incorporated herein by reference to Exhibit 4(i) of Post-Effective Amendment No. 10.

                  (j) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of its Dresdner RCM Emerging Markets Fund Class N shares, is incorporated herein by reference to Exhibit 4(j) of Post-Effective Amendment No. 10.

                  (k) Proof of specimen of certificates for capital stock ($0.0001 par value) of Registrant, on behalf of its Dresdner RCM Tax Managed Growth Fund Class N and I shares, are incorporated herein by reference to
                           Exhibit 4(k) of Post-Effective Amendment No. 10.

                  (l) Proof of specimen of certificates for capital stock ($0.0001 par value) of Registrant, on behalf of its Dresdner RCM Global Equity Fund Class N and I shares, are incorporated herein by reference to Exhibit 4(l) of Post-Effective Amendment No.10.

                  (m) Proof of specimen of certificates for capital stock ($0.0001 par value) of Registrant, on behalf of its Dresdner RCM Strategic Income Fund Class N and I shares, are incorporated herein by reference to
                           Exhibit 4(m) of Post-Effective Amendment No. 10.

                  (n) Proof of specimen of certificate for capital stock ($.0001 par value) of Registrant, on behalf of its Dresdner RCM Balanced Fund, is incorporated herein by reference to Exhibit 3(n) of Post-Effective Amendment No. 12.


                  (o) Proof of specimen of certificate for capital stock ($.0001 par value) of Registrant, on behalf of its Dresdner RCM Internet Fund Class N shares, is incorporated herein by reference to Exhibit 3(o) of Post-Effective Amendment No. 17.

                  (p) Proof of specimen of certificates for capital stock ($0.0001 par value) of Registrant, on behalf of its Dresdner RCM Europe Fund Class N and Class I shares, are incorporated herein by reference to
                           Exhibit 3(p) of Post-Effective Amendment No. 19.


                  (q) Proof of specimen of certificates for capital stock ($0.0001 par value) of Registrant, on behalf of its Dresdner RCM International Growth Equity Fund Class N and Class I shares, are incorporated herein by reference to Exhibit 3(q) of Post-Effective Amendment No. 19.


                  (r) Proof of specimen of certificates for capital stock ($0.0001 par value) of Registrant, on behalf of its Dresdner RCM MidCap Fund Class N and Class I shares, are incorporated herein by reference to
                           Exhibit 3(r) of Post-Effective Amendment No. 19.


                  (s) Proof of specimen of certificates for capital stock ($0.0001 par value) of Registrant, on behalf of its Dresdner RCM Small Cap Fund Class N and Class
                           I shares, are incorporated herein by reference to
                           Exhibit 3(s) of Post-Effective Amendment No. 19.

         4.       (a)      Investment Management Agreement, Power of Attorney
                           and Service Agreement between Registrant, on behalf of RCM Global Technology Fund (currently known as
                           Dresdner RCM Global Technology Fund), and RCM Capital
                           Management, L.L.C., (currently known as Dresdner RCM
                           Global Investors LLC), dated as of June 14, 1996, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 1.

                  (b) Investment Management Agreement, Power of Attorney and Service Agreement between Registrant, on behalf of RCM Global Health Care Fund (currently known as Dresdner RCM Global Health Care Fund) and RCM Capital Management, L.L.C., (currently known as Dresdner RCM Global Investors LLC) dated as of December 27, 1996 and Appendix A (Schedule of Fees) dated as of December 30, 1997, are incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 6.

                  (c) Investment Management Agreement, Power of Attorney and Service Agreement between Registrant, on behalf of RCM Global Small Cap Growth Fund (currently known as Dresdner RCM Small Cap Growth Fund), and RCM Capital Management, L.L.C., (currently known as Dresdner RCM Global Investors LLC) dated as of December 27, 1996 and Appendix A (Schedule of Fees) dated as of December 30, 1997, are incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 6.

                  (d) Investment Management Agreement, Power of Attorney and Service Agreement between Registrant, on behalf of RCM Large Cap Growth Fund, (currently known as Dresdner RCM Large Cap Growth Fund) and RCM Capital Management, L.L.C., (currently known as Dresdner RCM Global Investors LLC) dated as of December 27, 1996 and Appendix A (Schedule of Fees) dated as of December 30, 1997, are incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 6.

                  (e) Investment Management Agreement, Power of Attorney and Service Agreement and Appendix A (Schedule of
                           Fees) between Registrant, on behalf of Dresdner RCM Emerging Markets Fund and RCM Capital Management, L.L.C. (currently known as Dresdner RCM Global Investors LLC) dated as of December 30, 1997, are incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 6.

                  (f) Investment Management Agreement, Power of Attorney and Service Agreement and Appendix A (Schedule of
                           Fees) between Registrant, on behalf of Dresdner RCM Biotechnology Fund and Dresdner RCM Global Investors LLC dated as of December 30, 1997, are incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 6.

                  (g) Investment Management Agreement, Power of Attorney and Service Agreement and Appendix A (Schedule of
                           Fees) between Registrant, on behalf of Dresdner RCM Tax Managed Growth Fund and Dresdner RCM Global Investors LLC dated as of December 30, 1998, are incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 10.

                  (h) Investment Management Agreement, Power of Attorney and Service Agreement and Appendix A (Schedule of
                           Fees) between Registrant, on behalf of Dresdner RCM Global Equity Fund and Dresdner RCM Global Investors LLC dated as of December 30, 1998, are incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 10.

                  (i) Investment Management Agreement, Power of Attorney and Service Agreement and Appendix A (Schedule of
                           Fees) between Registrant, on behalf of Dresdner RCM Strategic Income Fund and Dresdner RCM Global Investors LLC dated as of December 30, 1998, are incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 10.

                  (j) Form of Investment Management Agreement, Power of Attorney and Service Agreement and Appendix A (Schedule of Fees) between Registrant, on behalf of its Dresdner RCM Balanced Fund and Dresdner RCM Global Investors LLC dated as of December 15, 1999 are incorporated herein by reference to Exhibit 4(j) of Post-Effective Amendment No. 14.


                  (k) Form of Investment Management Agreement, Power of Attorney and Service Agreement and Appendix A (Schedule of Fees) between Registrant, on behalf of its Dresdner RCM Internet Fund and Dresdner RCM Global Investors LLC dated as of _____________________ are filed herein as Exhibit 4(k) of Post-Effective Amendment No. 17.

                  (l) Form of Investment Management Agreement, Power of Attorney and Appendix A (Schedule of Fees) between Registrant, on behalf of its Dresdner RCM Europe Fund and Dresdner RCM Global Investors LLC, dated as of _________________, are incorporated herein by reference to Exhibit 4(l) of Post-Effective Amendment No. 19.


                  (m) Form of Investment Management Agreement, Power of Attorney and Appendix A (Schedule of Fees) between Registrant, on behalf of its Dresdner RCM International Growth Equity Fund and Dresdner RCM Global Investors LLC, dated as of _________________, are incorporated herein by reference to Exhibit 4(m) of Post-Effective Amendment No. 19.


                  (n) Form of Investment Management Agreement, Power of Attorney and Appendix A (Schedule of Fees) between Registrant, on behalf of its Dresdner RCM MidCap Fund and Dresdner RCM Global Investors LLC, dated as of _________________, are incorporated herein by reference to Exhibit 4(n) of Post-Effective Amendment No. 19.


                  (o) Form of Investment Management Agreement, Power of Attorney and Appendix A (Schedule of Fees) between Registrant, on behalf of its Dresdner RCM Small Cap Fund and Dresdner RCM Global Investors, dated as of _________________, are incorporated herein by reference to Exhibit 4(o) of Post-Effective Amendment No. 19.

         5.       (a)      Distribution Agreement between Registrant and Funds
                           Distributor Inc., dated June 13, 1996 is incorporated herein by reference to Exhibit 6(b) of Post-Effective
                           Amendment No. 1.

                  (b) Service Agreement among RCM Capital Management, a California Limited Partnership, (currently known as Dresdner RCM Global Investors LLC), RCM Equity Funds, Inc., RCM Capital Funds, Inc. (currently known as Dresdner RCM Global Funds, Inc. and Dresdner RCM Capital Funds, Inc., respectively) and Funds Distributor, Inc. ("FDI"), dated June 13, 1996, is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 1.

                  (c) Fee Letter Agreement between Registrant, RCM Capital Management, a California Limited Partnership, (currently known as Dresdner RCM Global Investors LLC), RCM Equity Funds, Inc., RCM Capital Funds, Inc. (currently known as Dresdner RCM Global Funds, Inc. and Dresdner RCM Capital Funds, Inc., respectively) and Funds Distributor Inc., dated June 13, 1996 is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 1.

                  (d) Form of Selling Agreement is incorporated herein by reference to Exhibit 6(d) of Post-Effective Amendment No. 1.

         6.       None

         7.       (a)      Custodian Contract and remuneration schedule between
                           Registrant, on behalf of RCM Global Technology Fund
                           (currently known as Dresdner RCM Global Technology
                           Fund) and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 5.

                  (b) Form of Amendment to Custodian Contract between Registrant, on behalf of RCM Global Health Care Fund (currently known as Dresdner RCM Global Health Care
                           Fund), and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 1.

                  (c) Form of Amendment to Custodian Contract between Registrant, on behalf of RCM Global Small Cap Fund (currently known as Dresdner RCM Global Small Cap
                           Fund), and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 1.

                  (d) Form of Amendment to Custodian Contract between Registrant, on behalf of RCM Large Cap Growth Fund (currently known as Dresdner RCM Large Cap Growth
                           Fund), and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 1.

                  (e) Custodian Agreement between Registrant, on behalf of Dresdner RCM Emerging Markets Fund, and Brown Brothers Harriman & Co. is incorporated herein as
                           Exhibit 8(e) of Post-Effective Amendment No. 6.

                  (f) Amendment to Custodian Agreement between Registrant on behalf of Dresdner RCM Emerging Markets Fund and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit 8(f) of Post-Effective Amendment No. 6.

                  (g) Form of Amendment to Custodian Contract between Registrant, on behalf of Dresdner RCM Biotechnology Fund, and State Street Bank and Trust

                           Company is incorporated herein by reference to
                           Exhibit 8(g) of Post-Effective Amendment No. 5.

                  (h) Form of Amendment to Custodian Contract between Registrant, on behalf of Dresdner RCM Tax Managed Growth Fund, Dresdner RCM Global Equity Fund, and Dresdner RCM Strategic Income Fund is incorporated herein by reference to Exhibit 8(h) of Post-Effective Amendment No. 8.

                  (i) Form of Amendment to Custodian Contract between Registrant, on behalf of Dresdner RCM Balanced Fund and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(i) of Post-Effective Amendment No. 14.


                  (j) Form of Amendment to Custodian Contract between Registrant, on behalf of Dresdner RCM Internet Fund and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(j) of Post-Effective Amendment No. 17.

                  (k) Form of Amendment to Custodian Contract between Registrant, on behalf of Dresdner RCM Europe Fund, Dresdner RCM International Growth Equity Fund, Dresdner RCM MidCap Fund and Dresdner RCM Small Cap Fund is incorporated herein by reference to
                           Exhibit 7(k) of Post-Effective Amendment No. 19.

         8.       (a)      License Agreement between Dresdner RCM Global
                           Investors LLC and Registrant relating to the use by Registrant of the mark "Dresdner RCM", is incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 6.

                  (b) Form of Transfer Agency Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment No. 10.

                  (c) Form of Administration Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by referenced to Exhibit 8(c) of Post-Effective Amendment No. 11.

         9.       (a)      Opinion and consent of Venable, Baetjer and Howard
                           LLP in connection with the establishment of the Dresdner RCM Tax Managed Growth Fund, Dresdner RCM
                           Strategic Income Fund and Dresdner RCM Strategic
                           Income Fund, is incorporated herein by reference to
                           Exhibit 10(b) of Post-Effective Amendment No. 10.

                  (b) Opinion and consent of Venable, Baetjer and Howard LLP in connection with the issuance of Class N shares of the Dresdner RCM Large Cap Growth Fund, Dresdner RCM Global Small Cap Fund, Dresdner RCM Global Technology Fund and Dresdner RCM Emerging Markets Fund, is incorporated herein by reference to Exhibit 10(c) of Post-Effective Amendment No. 10.

                  (c) Opinion and consent of Venable, Baetjer and Howard LLP in connection with the issuance of Class I shares of the Dresdner RCM Balanced Fund is incorporated herein by reference to Exhibit 9(c) of Post-Effective Amendment No. 14.

                  (d) Opinion and consent of Venable, Baetjer and Howard LLP in connection with the establishment of the Dresdner RCM Europe Fund, Dresdner RCM International Growth Equity Fund, Dresdner RCM MidCap Fund and Dresdner RCM Small Cap Fund is filed herein as
                           Exhibit 10.

         10.      (a)      Power of Attorney for DeWitt F. Bowman, Pamela A.
                           Farr, George G.C. Parker and George B. James is incorporated herein by reference to Exhibit 10(a) of Post-Effective Amendment No. 14.

                  (b) Consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10(b).


         11.      None

         12.      (a)      Investment Letter of initial investors in the
                           Technology Fund is incorporated herein by reference to Exhibit 13 of Pre-Effective Amendment No. 1.

                  (b) Investment Letter of initial investors in the Large Cap Fund, Global Small Cap Fund and Health Care Fund is incorporated herein by reference to Exhibit 13(b) of Post-Effective Amendment No. 7.

                  (c) Subscription Agreement for initial stockholder of the Dresdner RCM Biotechnology Fund is incorporated herein by reference to Exhibit 13(c) of Post-Effective Amendment No. 7.

                  (d) Subscription Agreement for initial stockholder of the Dresdner RCM Emerging Markets Fund is incorporated herein by reference to Exhibit 13(d) of Post-Effective Amendment No. 7.

                  (e) Investment Letter of initial investor in the Dresdner RCM Balanced Fund is incorporated herein by reference to Exhibit 12(c) of Post-Effective Amendment No. 14.

         13.      (a)      Form of Rule 12b-1 Plan of Registrant, on behalf of
                           Dresdner RCM Global Health Care Fund is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 9.

                  (b) Form of Rule 12b-1 Plan of Registrant, on behalf of Dresdner RCM Biotechnology Fund is incorporated herein by reference to Exhibit 15(b) of Post-Effective Amendment No. 6.

                  (c) Rule 12b-1 Plan of Registrant, on behalf of the Class N shares of the series listed on Appendix A (dated December 14, 1998) is incorporated herein by reference to Post-Effective Amendment No. 10.


                 (d)      Form of Amended Appendix A to Rule 12b-1 Plan of
                           Registrant, dated as of _______________, is incorporated herein by reference to Exhibit 18 of Post-Effective Amendment No. 19.

         14.      None



         15.      (a)      Multiple Class of Shares Plan of Registrant, on
                           behalf of the series listed on Appendix A (dated
                           December 14, 1998) pursuant to Rule 18f-3, is incorporated herein by reference to Exhibit 15 of Post-Effective Amendment No. 10.

                  (b)      Form of Amended Appendix A (dated as of ____________,
                           2000) to Registrant's Multiple Class of Shares Plan, is incorporated herein by reference to Exhibit 15(b) of Post-Effective Amendment No. 19.


         16. Code of Ethics of the Registrant and Dresdner RCM GLobal Investors LLC is incorporated herein by reference to Exhibit 16 of Post-Effective Amendment No. 19.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None

ITEM 25. INDEMNIFICATION.

         Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify directors and officers of the corporation under various circumstances as provided in such statute. A director or officer who has been successful on the merits or otherwise, in the defense of any proceeding, must be indemnified against reasonable expenses incurred by such person in connection with the proceeding. Reasonable expenses may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, after a determination that the facts then known to those making the determination would not preclude indemnification under the statute, and following receipt by the corporation of a written affirmation by the person that his or her standard of conduct necessary for indemnification has been met and upon delivery of a written undertaking by or on behalf of the person to repay the amount advanced if it is ultimately determined that the standard of conduct has not been met.

         Article VI of the Bylaws of Registrant contains indemnification provisions conforming to the above statute and to the provisions of Section 17 of the Investment Company Act of 1940, as amended.

         The Registrant and the directors and officers of Registrant obtained coverage under an Errors and Omissions insurance policy. The terms and conditions of the policy coverage conforms generally to the standard coverage available throughout the investment company industry. The coverage also applies to Registrant's investment manager and its members and employees.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the provisions of Maryland law and Registrant's Articles of Incorporation and Bylaws, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in said Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         Registrant's investment manager, Dresdner RCM Global Investors LLC, is a Delaware limited liability company, whose two members are Dresdner Bank AG ("Dresdner") and Dresdner Kleinwort Benson North America, Inc. ("Dresdner Kleinwort Benson"). Dresdner is an international banking organization whose principal executive offices are located at Gallunsanlage 7, 60041 Frankfurt am Main, Frankfurt, Germany. Dresdner Kleinwort Benson is an indirect wholly owned subsidiary of Dresdner whose principal executive offices are located at 75 Wall Street, New York, New York 10005.

         The individuals who sit on the Board of Managers of Dresdner RCM have held the following director or officer positions within the past two fiscal years:

  NAME OF THE OFFICER OR MEMBER OF THE         BUSINESS AFFILIATIONS                        ADDRESS
            BOARD OF MANAGERS

Gerhard Eberstadt                          Dresdner Bank AG                         Jurgen-Ponto-Platz  1
                                           (May 1998 - present)                     D-60301
                                                                                    Frankfurt am Main
                                                                                    Germany

                                           Chairman, Dresdner Kleinwort Benson      75 Wall Street
                                           North America, Inc. (September 1996 -    New York, NY  10005
                                           present)

                                           Director, KBIMA (December 1997 -         75 Wall Street
                                           present)                                 New York,  NY  10005

  NAME OF THE OFFICER OR MEMBER OF THE         BUSINESS AFFILIATIONS                        ADDRESS
            BOARD OF MANAGERS

George N. Fugelsang                        President, Chief Executive Officer,      75 Wall Street
                                           Chairman, Dresdner Kleinwort Benson      New York NY  10005
                                           North America LLC  (February 1994 -
                                           present)

                                           Director, Dresdner Kleinwort Benson      75 Wall Street
                                           North America Services LLC  (September   New York,  NY  10005
                                           1996 - present); Director, KBIMA
                                           (December 1997 - present)

                                           Director, KBIMA (December 1997 -         75 Wall Street
                                           present)                                 New York, NY  10005


  NAME OF THE OFFICER OR MEMBER OF THE         BUSINESS AFFILIATIONS                        ADDRESS
            BOARD OF MANAGERS

Susan C. Gause                             Dresdner RCM (July 1994 - present)       Four Embarcadero Center
                                                                                    San Francisco, CA   94111

                                           Chief Operating Officer, Senior          Four Embarcadero Center
                                           Managing Director, and Member of the     San Francisco, CA 94111
                                           Board of Managers (July 1998-present)

Luke D. Knecht                             Managing Director (July 1998-present),   Four Embarcadero Center
                                           Member of the Board of Managers,         San Francisco, CA   94111
                                           Dresdner RCM (November 1997 - present)

Joachim Madler                             Director, Dresdner Bank AG (September    Mainzer Lanstrass 15-17
                                           1997 - present)                          60301 Frankfurt
                                                                                    Germany

                                           Director, KBIMA (December 1997 -         75 Wall Street
                                           present);                                New York, NY  10005

                                           Director, Dresdner (South East Asia)     Singapore
                                           (October 1997 - present)

                                           Managing Director, Dresdner              Farberstrasse 6,
                                           Bank (Schweiz) AG
                                           (November 1997 - present)                Zurich, Switzerland

                                           Chairman, DFV Deutsche                   Mainzer Lanstrasse
                                           Fonds und  Vorsorgeberatungs             11-13
                                           (July 1996 - June 1997)                  60301 Frankfurt Germany

                                           Deutscher Investment-Trust (June 1996    Mainzer Lanstrasse
                                           - June 1997)                             11-13
                                                                                    60301 Frankfurt Germany

                                           Managing Director, GKS Gesellschaft      Windmuhlweg 12
                                           fur Kontenservice GmbH (June 1994 -      95030 Hof
                                           June 1997)                               Germany

  NAME OF THE OFFICER OR MEMBER OF THE         BUSINESS AFFILIATIONS                        ADDRESS
            BOARD OF MANAGERS

William L. Price                           Chief Executive Officer and Global       Four Embarcadero Center
                                           Chief Investment Officer, Dresdner       San Francisco, CA 94111
                                           RCM (July 1998 - present)

                                           Chairman and Member of the Board of      Four Embarcadero Center
                                           Managers, Senior Managing Director,      San Francisco, CA 94111
                                           Dresdner RCM (December 1997 - present)

                                           Director, KBIMA (December 1997 -         75 Wall Street
                                           present)                                 New York, NY 10005

                                           Director, Dresdner RCM (UK)              10 Fenchurch Street
                                           (January 1998 - present)                 London, UK EC3M3LB


ITEM 27. PRINCIPAL UNDERWRITERS.


         (a) Funds Distributor, Inc. ("FDI"), whose principal offices are located at 60 State Street, Suite 1300, Boston Massachusetts 02109, is the principal underwriter of Registrant. FDI is an indirect, wholly owned subsidiary of Boston Institutional Group, Inc., a holding company, all of whose outstanding shares are owned by key employees. FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI also serves as principal underwriter for the following investment companies:



                  American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
                  American Century Government Income Trust
                  American Century International Bond Funds
                  American Century Investment Trust
                  American Century Municipal Trust
                  American Century Mutual Funds, Inc.
                  American Century Premium Reserves, Inc.
                  American Century Quantitative Equity Funds
                  American Century Strategic Asset Allocations, Inc. American Century Target Maturities Trust
                  American Century Variable Portfolios, Inc.
                  American Century World Mutual Funds, Inc.
                  The Brinson Funds
                  CDC MPT+Funds
                  Dresdner RCM Capital Funds, Inc.
                  Dresdner RCM Investment Funds Inc.
                  J.P. Morgan Institutional Funds
                  J.P. Morgan Funds
                  JPM Series Trust
                  JPM Series Trust II
                  LaSalle Partners Funds, Inc.
                  Merrimac Series
                  Monetta Fund, Inc.
                  Monetta Trust
                  The Montgomery Funds I
                  The Montgomery Funds II
                  The Munder Framlington Funds Trust
                  The Munder Funds Trust
                  The Munder Funds, Inc.
                  National Investors Cash Management Fund, Inc.
                  Nomura Pacific Basin Fund, Inc.
                  Orbitex Group of Funds
                  The Saratoga Advantage Trust

                  SG Cowen Funds, Inc.
                  SG Cowen Income + Growth Fund, Inc.
                  SG Cowen Standby Reserve Fund, Inc.
                  SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
                  SG Cowen Series Funds, Inc.
                  St. Clair Funds, Inc.
                  The Skyline Funds
                  TD Waterhouse Family of Funds, Inc.
                  TD Waterhouse Trust

                  FDI does not act as a depositor or investment adviser of any investment company.

         (b) The following is a list of the executive officers, directors and partners of FDI:


NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH FUNDS       POSITIONS AND OFFICES WITH REGISTRANT
BUSINESS ADDRESS                         DISTRIBUTOR, INC.
---------------------------------------- -------------------------------------- --------------------------------------
Marie E. Connolly                        Director, President and Chief          None
                                         Executive Officer

George A. Rio                            Executive Vice President               None

Donald R. Roberson                       Executive Vice President               None

William S. Nichols                       Executive Vice President               None

Margaret W. Chambers                     Senior Vice President, General         None
                                         Counsel, Chief Compliance Officer,
                                         Secretary and Clerk

Joseph F. Tower III                      Director, Senior Vice President and    None
                                         Treasurer

Gary S. MacDonald                        Senior Vice President                  None

Judith K. Benson                         Senior Vice President                  None

William J. Nutt                          Chairman and Directorresident          None

William J. Nutt                          Chairman and Director                  None

William J. Stetter                       Vice President and Chief Financial     None
                                         Officer


         (c)      Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

                  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of Registrant's investment manager, Dresdner RCM Global Investors LLC, Four Embarcadero Center, San Francisco, California 94111; and/or Registrant's distributor, Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109.

                  Records covering portfolio transactions are also maintained and kept by Registrant's custodian and transfer agent, State Street Bank and Trust Company, U.S. Mutual Funds Services Division, P.O. Box 1713, Boston, Massachusetts 02105 and Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, with respect to Dresdner RCM Emerging Markets Fund.

ITEM 29. MANAGEMENT SERVICES.

                  None

ITEM 30. UNDERTAKINGS.

                  Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Dresdner RCM Global Funds, Inc. has duly caused this Post-Effective Amendment No. 20 to the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 to be signed on its behalf by the undersigned, thereunto duly authorized, in San Francisco, on October 30, 2000.


                                         DRESDNER RCM GLOBAL FUNDS, INC.



                                          By: /S/ANTHONY AIN, President
                                              --------------------------------

                                              /S/JENNIE W. KLEIN, Treasurer
                                                     and Vice President
                                              --------------------------------

                  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                       SIGNATURE                                     TITLE                              DATE
(1)      Principal Executive Officer                               President                           October 30, 2000

         /S/ANTHONY AIN
         ---------------------------------
         Anthony Ain

(2)      Chief Financial and                             Treasurer and Vice President                  October 30, 2000
         Accouting Officer

         /S/JENNIE W. KLEIN
         ---------------------------------
         Jennie W. Klein

(3)      Directors                                                                                     October 30, 2000

         /S/DEWITT F. BOWMAN*
         ---------------------------------
         DeWitt F. Bowman

                       SIGNATURE                                     TITLE                              DATE
         /S/ PAMELA A. FARR*                                                                           October 30, 2000
         -----------------------------------
         Pamela A. Farr


         /S/ GEORGE B. JAMES*                                                                          October 30, 2000
         -----------------------------------
         George B. James


         /S/ GEORGE G.C. PARKER*                                                                       October 30, 2000
         -----------------------------------
         George B. James


By:      /S/ANTHONY AIN                                                                                October 30, 2000
         -----------------------------------
         Anthony Ain
         as Attorney-in-Fact





















- By Anthony Ain, pursuant to Power of Attorney dated December 8, 1999.

                              EXHIBIT LIST

EXHIBIT NUMBER                      DESCRIPTION
1(k)                                Articles Supplementary
9(d)                                Opinion and Consent of Venable, Baetjer and Howard, LLP
10(b)                               Consent of PricewaterhouseCoopers LLP